    As filed with the Securities and Exchange Commission on April 17, 2019.

                                                            File Nos. 333-209059
                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 9                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 430                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account B
                           (Exact Name of Registrant)


                    Brighthouse Life Insurance Company of NY
                              (Name of Depositor)


                     285 Madison Avenue New York, NY 10017
        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                    Brighthouse Life Insurance Company of NY
                           c/o CT Corporation System
                         111 Eighth Avenue, 13th Floor
                               New York, NY 10011
                                 (212) 894-8940


                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                          1401 I Street NW, Suite 1100
                              Washington, DC 20005


                 Approximate Date of Proposed Public Offering:
            On April 29, 2019 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES REGISTERED
Interest in a separate account under individual flexible premium deferred variable annuity contracts

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                       BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B





                                                                         CLASS S

                                              (OFFERED ON AND AFTER MAY 2, 2016)

                                                        CLASS S - L SHARE OPTION
                                              (OFFERED ON AND AFTER MAY 2, 2016)






                                                                  APRIL 29, 2019




This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY
(Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.




The annuity contract has 62 investment choices. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GWB V1 RIDER OR THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR
CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER
                   PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.













BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

     BlackRock Global Allocation V.I. Fund



BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)


     AB International Bond Portfolio (Class B)


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)


     SSGA Emerging Markets Enhanced Index Portfolio (Class B)


     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income

         Portfolio (Class B) (formerly Fidelity Institutional Asset Management(R) Government Income Portfolio)




BRIGHTHOUSE FUNDS TRUST II

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BRIGHTHOUSE. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BRIGHTHOUSE ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.



To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 82 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2019

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................   4
HIGHLIGHTS...............................................   5
FEE TABLES AND EXAMPLES..................................   8
1. THE ANNUITY CONTRACT..................................  16
2. PURCHASE..............................................  16
     Purchase Payments...................................  17
     Termination for Low Account Value...................  17
     Allocation of Purchase Payments.....................  18
     Investment Allocation Restrictions for Certain
       Riders............................................  18
     Free Look...........................................  23
     Accumulation Units..................................  23
     Account Value.......................................  24
     Replacement of Contracts............................  24
     Owning Multiple Contracts...........................  24
3. INVESTMENT OPTIONS....................................  24
     Investment Portfolios That Are Funds-of-Funds.......  27
     Transfers...........................................  28
     Dollar Cost Averaging Program (DCA).................  31
     Automatic Rebalancing Program.......................  31
     Voting Rights.......................................  32
     Substitution of Investment Options..................  32
4. EXPENSES..............................................  32
     Product Charges.....................................  32
     Account Fee.........................................  32
     Guaranteed Withdrawal Benefit -- Rider Charge.......  33
     Guaranteed Lifetime Withdrawal Benefit -- Rider
       Charge............................................  33
     Withdrawal Charge...................................  34
     Reduction or Elimination of the Withdrawal
       Charge............................................  34
     Premium and Other Taxes.............................  35
     Transfer Fee........................................  35
     Income Taxes........................................  35
     Investment Portfolio Expenses.......................  35
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  36
     Annuity Date........................................  36
     Annuity Payments....................................  36
     Annuity Options.....................................  37
     Variable Annuity Payments...........................  38
     Fixed Annuity Payments..............................  39
6. ACCESS TO YOUR MONEY..................................  39
     Systematic Withdrawal Program.......................  40
     Suspension of Payments or Transfers.................  40
7. LIVING BENEFITS.......................................  40
     Overview of Living Benefit Riders...................  40
     Guaranteed Withdrawal Benefit.......................  41
     GWB Rate Table......................................  48
     Guaranteed Lifetime Withdrawal Benefit..............  51
     GLWB Rate Table.....................................  58
8. PERFORMANCE...........................................  64
9. DEATH BENEFIT.........................................  64
     Upon Your Death.....................................  64
     Standard Death Benefit (Principal Protection).......  65
     General Death Benefit Provisions....................  65
     Spousal Continuation................................  66
     Death of the Annuitant..............................  66
     Controlled Payout...................................  66
10. FEDERAL INCOME TAX STATUS............................  66
     Non-Qualified Contracts.............................  67
     Qualified Contracts.................................  70
11. OTHER INFORMATION....................................  77
     Brighthouse Life Insurance Company of NY............  77
     The Separate Account................................  77
     Distributor.........................................  78
     Selling Firms.......................................  78
     Requests and Elections..............................  79
     Ownership...........................................  81
     Legal Proceedings...................................  82
     Financial Statements................................  82
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...................................  82
APPENDIX A............................................... A-1
     Condensed Financial Information..................... A-1
     Class S - L Share Option............................ A-1
     Class S............................................. A-5
APPENDIX B............................................... B-1
     Participating Investment Portfolios................. B-1
APPENDIX C............................................... C-1
     Guaranteed Withdrawal Benefit Examples.............. C-1
APPENDIX D............................................... D-1
     Guaranteed Lifetime Withdrawal Benefit Examples..... D-1
APPENDIX E............................................... E-1
     Principal Protection Death Benefit Example.......... E-1

                         INDEX OF SPECIAL TERMS

                         Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

                         Account Value................................... 24
                         Accumulation Phase.............................. 16
                         Accumulation Unit............................... 23
                         Annual Benefit Payment.......................... 43
                         Annuitant....................................... 82
                         Annuity Date.................................... 36
                         Annuity Options................................. 37
                         Annuity Payments................................ 36
                         Annuity Service Center............................ 6
                         Annuity Units................................... 36
                         Beneficiary..................................... 81
                         Benefit Base.................................... 52
                         Business Day.................................... 18
                         Contract Year................................... 17
                         Free Look....................................... 23
                         GLWB Withdrawal Rate............................ 52
                         Good Order...................................... 80
                         Guaranteed Principal Adjustment................. 46
                         GWB Withdrawal Rate............................. 43
                         Income Phase.................................... 16
                         Investment Portfolios........................... 24
                         Joint Owners.................................... 81
                         Owner........................................... 81
                         Purchase Payment................................ 17
                         Remaining Guaranteed Withdrawal Amount.......... 42
                         Separate Account................................ 77
                         Total Guaranteed Withdrawal Amount.............. 42

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed withdrawal benefit (GWB) or a guaranteed lifetime withdrawal benefit (GLWB). (The version of the GLWB that is currently available is referred to as FlexChoice Access, and the version of the GWB that is currently available is referred to as the GWB v1.) We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GWB or a GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract allows you to select one of two different charge structures, referred to as a class, based on your specific situation. Each class imposes different withdrawal charges and mortality and expense charges. Depending on your expectations and preferences, you can choose the class that best meets your needs.


Prior to issuance, you must select either:

o Class S, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each Purchase Payment, reducing annually over seven years, and a mortality and expense charge that is lower for the first four years than the mortality and expense charge of Class S - L Share Option; or

o Class S - L Share Option, which imposes a withdrawal charge on withdrawals equal to a maximum of 7% of each Purchase Payment, reducing annually over four years, and a mortality and expense charge that is higher for the first four years than the mortality and expense charge of Class S.

If you elect the Class S - L Share Option, assuming you only submit the initial Purchase Payment, you may make a complete withdrawal from your contract in the fifth Contract Year (i.e., the Contract Year starting on the day after your fourth contract anniversary) without paying a withdrawal charge, whereas you would need to wait until the eighth Contract Year (i.e., the Contract Year starting on the day after your seventh contract anniversary) under Class S to make a complete withdrawal without a withdrawal charge. This feature will give you earlier access to Account Value without paying a withdrawal charge if you elect the Class S - L Share Option. However, the Class S - L Share Option has a higher mortality and expense charge for the first four Contract Years. ASSUMING AN INITIAL PURCHASE PAYMENT ONLY AND NO SUBSEQUENT PURCHASE PAYMENTS, THE COMBINATION OF THE MORTALITY AND EXPENSE CHARGE AND THE APPLICABLE WITHDRAWAL CHARGE ASSOCIATED WITH CLASS S - L SHARE OPTION MAY EXCEED THE CORRESPONDING COMBINED EXPENSES ASSOCIATED WITH CLASS S IN ALL CONTRACT YEARS EXCEPT THE FIFTH CONTRACT YEAR. FURTHER, THE COMBINED EXPENSES OF CLASS S - L SHARE OPTION MAY EXCEED THE COMBINED EXPENSES ASSOCIATED WITH CLASS S EVEN DURING THE FIFTH CONTRACT YEAR, DEPENDING ON YOUR ACTUAL INVESTMENT RETURN. If, however, you make subsequent Purchase Payments after your initial Purchase Payment, depending on the timing of those payments and your actual investment return, there may be Contract Years when the combined expenses of Class S - L Share Option are lower than the combined expenses of Class S. You should carefully consider which of the two classes is appropriate for you.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND CERTAIN OWNERS. The contracts are offered for individuals, some tax qualified and non-tax qualified retirement plans, and certain corporations and other non-natural persons. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. In addition, non-tax qualified contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the contract by a corporation or certain other legal entities, or within a qualified plan. (See "Federal Income Tax Status.")


This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract (unless the contract is owned by a corporation or other legal entity not holding the contract as agent for a natural person). If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., is a corporation, partnership, or a trust other than a trust that holds the contract as agent for a natural person), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person or, subject to our administrative procedures, a corporation or other legal entity we approve. The Owner of this contract, if held by or for the benefit of a natural person, can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                   Brighthouse Life Insurance Company of NY

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")


                            Class S - L Share Option



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
              4 and thereafter                      0


                                    Class S



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------




ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



CLASS S - L SHARE OPTION
-------------------------------------------------
Mortality and Expense Charge                      1.60%
Administration Charge                             0.25%
                                                  ----
Total Separate Account Annual Expenses (Note 2)   1.85%
CLASS S
-------------------------------------------------
Mortality and Expense Charge                      0.90%
Administration Charge                             0.25%
                                                  ----

Total Separate Account Annual Expenses            1.15%

--------------------------------------------------------------------------------
 Note 1. An Account Fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. For Class S -- L Share Option, the mortality and expense charge is 1.60% for the first four Contract Years and declines to 0.90% for the fifth Contract Year and thereafter. For the fifth Contract Year and thereafter, Total Separate Account Annual Expenses are 1.15%.



ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED WITHDRAWAL BENEFIT (GWB) RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 2))

  GWB v1 -- maximum charge                                            1.80%

  GWB v1 -- current charge                                            0.90%


--------------------------------------------------------------------------------
     Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up but will not exceed the maximum charges listed in this table. (See "Expenses.")



GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER CHARGES
(as a percentage of the Benefit Base (Note 3))

  GLWB -- maximum charge for all versions                 2.00%

  GLWB -- current charge for FlexChoice Access (Note 4)   1.35%

  GLWB -- current charge for FlexChoice (Note 4)          1.20%


--------------------------------------------------------------------------------
 Note 3. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See "Living
 Benefits -- Guaranteed Lifetime Withdrawal Benefit" for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")



 Note 4. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 were issued with the FlexChoice version of GLWB. FlexChoice is no longer available for purchase. Please speak with your financial representative if you have questions about the version of GLWB you elected. See "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" for more information about FlexChoice Access and FlexChoice.

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund        0.63%         0.25%        0.26%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 AB International Bond Portfolio              0.51%         0.25%        0.09%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%         --

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund       0.01%       1.15%         0.14%         1.01%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 AB International Bond Portfolio               --        0.85%           --          0.85%

 American Funds(R) Balanced Allocation       0.41%       1.02%           --          1.02%
  Portfolio

 American Funds(R) Growth Allocation         0.42%       1.04%           --          1.04%
  Portfolio

 American Funds(R) Growth Portfolio          0.34%       0.91%           --          0.91%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.44%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.04%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 SSGA Emerging Markets Enhanced Index           0.54%         0.25%        0.26%
  Portfolio

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.05%
  Portfolio

 BlackRock Bond Income Portfolio                0.33%         0.25%        0.10%

 BlackRock Capital Appreciation Portfolio       0.69%         0.25%        0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.04%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Balanced-Risk Allocation              0.02%       0.94%         0.02%         0.92%
  Portfolio

 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 JPMorgan Core Bond Portfolio                    --        0.83%         0.14%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 SSGA Emerging Markets Enhanced Index            --        1.05%           --          1.05%
  Portfolio

 SSGA Growth and Income ETF Portfolio          0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                     0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.09%         0.12%         0.97%
  Portfolio

 BlackRock Bond Income Portfolio                 --        0.68%           --          0.68%

 BlackRock Capital Appreciation Portfolio        --        0.97%         0.09%         0.88%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Artisan Mid Cap Value               --        1.11%         0.05%         1.06%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio           --        0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 MetLife Russell 2000(R) Index Portfolio      0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                0.25%         0.25%        0.03%

 MFS(R) Value Portfolio                       0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio           0.82%         0.25%        0.03%

 T. Rowe Price Large Cap Growth               0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic           0.57%         0.25%        0.03%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.03%
  U.S. Government Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 MetLife Russell 2000(R) Index Portfolio       --        0.61%           --          0.61%

 MetLife Stock Index Portfolio                 --        0.53%         0.01%         0.52%

 MFS(R) Value Portfolio                        --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio            --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                --        0.87%         0.05%         0.82%
  Portfolio

 Western Asset Management Strategic            --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.75%         0.03%         0.72%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CLASS S - L SHARE OPTION


CHART 1. Chart 1 assumes you select the GLWB rider (assuming the maximum 2.00% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,194     $1,964      $2,721      $4,733
    minimum       $1,098     $1,686      $2,275      $3,926



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $494      $1,424      $2,361      $4,733
    minimum        $398      $1,146      $1,915      $3,926




CHART 2. Chart 2 assumes that you do not select any optional living benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $994      $1,379      $1,771      $2,961
    minimum        $898      $1,090      $1,286      $1,980



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $294        $839      $1,411      $2,961
    minimum        $198        $550      $  926      $1,980

CLASS S


CHART 1. Chart 1 assumes you select the GLWB rider (assuming the maximum 2.00% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,264     $2,167      $2,685      $5,307
    minimum       $1,168     $1,890      $2,242      $4,522



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $564      $1,627      $2,685      $5,307
    minimum        $468      $1,350      $2,242      $4,522



CHART 2. Chart 2 assumes that you do not select any optional living benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,064     $1,587      $1,752      $3,622
    minimum       $  968     $1,302      $1,281      $2,704



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $364      $1,047      $1,752      $3,622
    minimum        $268      $  762      $1,281      $2,704


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus .

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. All fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.



2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your financial representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your financial representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms. Not every contract we issue is offered through every selling firm.


We reserve the right to reject any application.

PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is: $5,000 for Class S when the contract is purchased as a Non-Qualified Contract; or $10,000 for
               Class S - L Share Option when the contract is purchased as a Non-
                                                            Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000 for Class S and $10,000 for Class S - L Share Option.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o The GWB v1 rider has current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider."

o The GLWB rider has potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit, if at the time the termination would otherwise occur the Remaining Guaranteed Withdrawal Amount of the Guaranteed Withdrawal Benefit or any guaranteed amount remaining under the Guaranteed Lifetime Withdrawal Benefit is greater than the Account Value. We also will not terminate any contract if at the time the termination would otherwise occur the guaranteed amount under the Principal Protection death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GWB v1 rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GWB v1" until the rider terminates. If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the rider terminates.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GWB V1
RIDER


If you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


o  AB Global Dynamic Allocation Portfolio


o  AQR Global Risk Balanced Portfolio


o  BlackRock Global Tactical Strategies Portfolio



o  Brighthouse Balanced Plus Portfolio



o  Invesco Balanced-Risk Allocation Portfolio


o  JPMorgan Global Active Allocation Portfolio


o  MetLife Aggregate Bond Index Portfolio

o  MetLife Multi-Index Targeted Risk Portfolio


o  PanAgora Global Diversified Risk Portfolio


o  Schroders Global Multi-Asset Portfolio



o  Western Asset Management Government Income Portfolio



No other Investment Portfolios are available with the GWB v1 rider.



The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB v1 rider. These Investment Options are listed under "Investment Options" below. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GWB v1 rider is not selected may offer the potential for higher returns. Before you select the GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GWB v1 rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



If you elect the GWB v1 rider, you may not participate in the DCA program.


Restrictions on Investment Allocations After Rider Terminates. If you elected the GWB v1 rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. (For information on the termination of the GWB v1 rider, see the description of the rider in the "Living Benefits" section.)


RESTRICTION ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see "Living Benefits -- GWB Rate Table"). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see "Living Benefits -- Operation of the Guaranteed Withdrawal Benefit -- Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits -- Operation of the Guaranteed Withdrawal Benefit -- Termination of the GWB Rider"), the restriction on subsequent Purchase Payments no longer applies.


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB


If you elect the GLWB rider, you must comply with certain investment allocation restrictions. The investment allocation restrictions are different for the two versions of the GLWB, FlexChoice Access and FlexChoice. Please speak with your financial representative or call our Annuity Service Center if you have any questions about the investment allocation restrictions applicable to your contract.


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE ACCESS


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE ACCESS, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Loomis Sayles Global Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, or SSGA Growth and Income ETF Portfolio (you may not allocate Purchase Payments to the Dollar Cost Averaging program).



OR


(B) You must allocate:

o  up to 70% of Purchase Payments or Account Value to Platform 1 portfolios;
     and


o  at least 30% of Purchase Payments or Account Value to Platform 2 portfolios.


(You may not allocate Purchase Payments to the Dollar Cost Averaging program.)


The investment options in each Platform are:


Platform 1
----------



   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Allocation V.I Fund
   BlackRock Global Tactical Strategies Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
   Brighthouse Balanced Plus Portfolio
   Brighthouse Small Cap Value Portfolio
   Brighthouse/Aberdeen Emerging Markets Equity Portfolio
   Brighthouse/Artisan Mid Cap Value Portfolio
   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Frontier Mid Cap Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco Small Cap Growth Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation
   Loomis Sayles Global Allocation Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk
   MetLife Russell 2000(R) Index Portfolio
   MetLife Stock Index Portfolio MFS(R) Research International Portfolio MFS(R) Value Portfolio
   Neuberger Berman Genesis Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Emerging Markets Enhanced Index Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio


Platform 2
----------



   AB International Bond Portfolio

   BlackRock Bond Income Portfolio
   BlackRock High Yield Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Western Asset Management Government Income Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio
     Western Asset Management U.S. Government Portfolio


Certain Investment Options listed in Option A and Platform 1 of Option B above have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. These Investment Options are listed under "Investment Options" below. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy. When selecting the Investment Portfolios offered in Platform 1 or Platform 2, you and your financial representative should consider that certain Investment Portfolios with similar investment objectives may have different fees and charges. For a general discussion of how we select the Investment Portfolios offered in this Contract, see "Certain Payments We Receive With Regard to the Investment Portfolios" below.


Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to Option A. If you choose to allocate according to Option A, rebalancing is optional and you may choose any available frequency.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. Future Purchase Payment allocations, and rebalancing will be made in accordance with your revised allocation instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


GLWB Additional Information. We determine whether an investment option is available in Option A or Option B and is classified as Platform 1 or Platform
2. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy..


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE, YOU MUST ALLOCATE ACCORDING TO PLATFORM 1 AND PLATFORM 2 BELOW. If you elect the GLWB, you may not participate in the DCA program.


Platform 1
----------


You must allocate:



o a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, and Western Asset Management Government Income Portfolio.

AND


Platform 2
----------


You may allocate:


o a maximum of 20% of Purchase Payments or Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.



The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. These Investment Options are listed under "Investment Options" below. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.


Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.


GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB (FLEXCHOICE AND FLEXCHOICE ACCESS)


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose to not permit owners of existing contracts with any version of the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).

EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Brighthouse Asset Allocation 60 Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Brighthouse Asset Allocation 60 Portfolio is $12.50. We then divide $5,000 by $12.50 and credit your contract on Monday night with 400 Accumulation Units for the Brighthouse Asset Allocation 60 Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your financial representative.



3. INVESTMENT OPTIONS


The contract offers 62 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the

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investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.
Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an



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



Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GWB V1 RIDER OR THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.



BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios.

(See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)


     AB International Bond Portfolio (Class B)


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)


     SSGA Emerging Markets Enhanced Index Portfolio (Class B)


     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B) (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio


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



     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GWB rider or the GLWB rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the "Purchase -- Investment Allocation Restrictions for Certain Riders" section.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If



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



you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):


      AB International Bond Portfolio


      Baillie Gifford International Stock Portfolio

      BlackRock Global Allocation V.I. Fund


      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio


      Loomis Sayles Global Allocation Portfolio


      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio


      SSGA Emerging Markets Enhanced Index Portfolio


      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests



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



from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM (DCA)


We offer a Dollar Cost Averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


This program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider or the GLWB rider.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the DCA is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the DCA program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.


EXAMPLE:



   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 50% to be in the Brighthouse Asset Allocation 40 Portfolio and 50% to be in the Brighthouse Asset Allocation 60 Portfolio. Over the next 2 1/2 months the Brighthouse Asset Allocation 60 Portfolio outperforms the Brighthouse Asset Allocation 40 Portfolio. At the end of the first quarter, the Brighthouse Asset Allocation 60 Portfolio now represents 60% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Brighthouse Asset Allocation 60 Portfolio to bring its value back to 50% and use the money to buy more units in the Brighthouse Asset Allocation 40 Portfolio to increase those holdings to 50%.

VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.



4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge and the administration charge). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase).


MORTALITY AND EXPENSE CHARGE. For Class S, we assess a daily mortality and expense charge that is equal, on an annual basis, to 0.90% of the average daily net asset value of each Investment Portfolio. For Class S - L Share Option, we assess a daily mortality and expense charge that is equal, on an annual basis, to 1.60% of the average daily net asset value of each Investment Portfolio for the first four Contract Years. For the fifth Contract Year and thereafter, this charge declines to 0.90%. During the Income Phase this charge is 0.90% for both Class S and Class S - L Share Option.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


If you elect the Guaranteed Withdrawal Benefit (GWB) rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount.


If: you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect.


The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") equals zero.


The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio in the ratio each portfolio bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT -- RIDER CHARGE


For the FlexChoice Access GLWB rider, the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.35% of the Benefit Base (see "Living Benefits -- Guaranteed Lifetime Withdrawal
Benefit -- Operation of the GLWB"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Separate Account. For FlexChoice, the rider charge is 1.20%.


We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.


Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or
(b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/

Annuitant, or the assignment.

If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


CLASS S - L SHARE OPTION



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4 and thereafter                           0

CLASS S



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.

5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit or Guaranteed Principal Adjustment that may be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity

Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See

"Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio



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



for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.



6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GWB or GLWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a



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



     nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the



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risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer two types of living benefit riders -- a guaranteed withdrawal benefit and a guaranteed lifetime withdrawal benefit:


Guaranteed Withdrawal Benefit
-----------------------------


o  Guaranteed Withdrawal Benefit (GWB v1)


The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


Guaranteed Lifetime Withdrawal Benefit
--------------------------------------


o  Guaranteed Lifetime Withdrawal Benefit (GLWB) - Flex Choice Access


o  Guaranteed Lifetime Withdrawal Benefit (GLWB) - Flex Choice


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in "Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB," including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee. We currently offer two variations of the GLWB rider, Level and Expedite (as described in "Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB - GLWB Variations"). The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access, and the variations are FlexChoice Access Level and FlexChoice Access Expedite. Contracts issued with the GLWB prior to February 12, 2018 are issued with the FlexChoice version of GLWB, and the variations are FlexChoice Level and FlexChoice Expedite. FlexChoice is no longer available for purchase.


GUARANTEED WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you.


You may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. You may not have this benefit and another living benefit rider (Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below.


SUMMARY OF THE GUARANTEED WITHDRAWAL BENEFIT RIDER


The following section provides a summary of how the Guaranteed Withdrawal Benefit (GWB) rider works. A more detailed explanation of the operation of the GWB is provided in the section below called "Operation of the Guaranteed Withdrawal Benefit."


The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.


Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year ("Annual Benefit Payment") without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit



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



Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.


IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See "Operation of the Guaranteed Withdrawal Benefit -- Cancellation and Guaranteed Principal Adjustment" below.)


While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)


OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT


The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the following descriptions of the operation of the GWB (for example, the "Total Guaranteed Withdrawal Amount," "Annual Benefit Payment," and "Payment Enhancement Feature" sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider.


(See Appendix C for examples illustrating the operation of the GWB.)


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see "Restriction on Subsequent Purchase Payments" below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB



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



RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see "Additional Information" below).


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Feature" below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.)


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


IT IS IMPORTANT TO NOTE:


o We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals.


o IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE THE GWB RATE TABLE). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE GWB WITHDRAWAL RATE.


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual



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Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix C, "GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See
"Expenses -- Withdrawal Charge.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Internal Revenue Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o  may reset the GWB rider charge to a rate that does not exceed the lower of:
     (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract



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anniversary and inform you that you may choose to decline the Automatic Annual
Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:


(1) you are confined to a nursing home for at least 90 consecutive days;


(2) your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are permitted
                                        ------------------
       to submit additional requests after this contract anniversary);


(3) you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;


(4) the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined;


(5) your Account Value is greater than zero at the time the request is approved; and


(6) the GWB rider has not been terminated.


In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.


If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:


(a) the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or;


(b) your Annual Benefit Payment before the acceptance of your request.


Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.


The Payment Enhancement Feature may allow you to receive a larger Annual

Benefit Payment for a Contract Year without taking an Excess Withdrawal (see

"Managing Your Withdrawals" above). The Payment Enhancement Feature does not
                                                                         ---
increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider).


At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above.


The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB RIDER; SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE, SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Rider" below), this restriction on subsequent Purchase Payments no longer applies.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may purchase the GWB rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB rider.

TERMINATION OF THE GWB RIDER. The GWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider; or


(7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.


ADDITIONAL INFORMATION. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


1) Annuitize the Account Value under the contract's annuity provisions.


2) Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB RATE TABLE


The GWB Rate Table lists the following for the GWB:


o  the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB
       -------------------
     Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB -- see "Operation of the Guaranteed Withdrawal Benefit -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the Guaranteed Withdrawal Benefit -- Required Minimum Distributions.";


o  the GWB Purchase Payment Period, which is the period of time following the
       ---------------------------
     contract issue date during which you may make subsequent Purchase Payments (see "Operation of the Guaranteed Withdrawal Benefit -- Restrictions on Subsequent Purchase Payments"); and


o  the Payment Enhancement Rate, which is the percentage by which the GWB
       ------------------------
     Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see "Operation of the Guaranteed Withdrawal Benefit -- Payment Enhancement Feature").


DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GWB RATE TABLE



                                                                    GWB
                 DATE         DATE               GWB              PURCHASE    PAYMENT
    GWB         FIRST         LAST            WITHDRAWAL          PAYMENT   ENHANCEMENT
   RIDER      AVAILABLE    AVAILABLE             RATE              PERIOD      RATE
                                            if first
                                           withdrawal
                                        taken before 5th  5.0%
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                                                 120 days
                                       taken on or after
                                                                   from
                                          5th contract
    GWB v1  May 2, 2016       --                          6.0%   contract      150%
                                        anniversary but
                                                                   issue
                                          before 10th
                                                                   date
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                       taken on or after  7.0%
                                         10th contract
                                          anniversary

GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in "Operation of the GLWB" below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider:
Level and Expedite (see "GLWB Variations" below.)


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).


You may purchase FlexChoice Access if you are at least age 50 and not older than age 85 on the effective date of your contract. Please refer to the GLWB Rate Table below for more information. The version of the GLWB elected with contracts issued on and after February 12, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to February 12, 2018 are issued with the FlexChoice version of GLWB. FlexChoice is no longer available for purchase. You may not select this rider together with the GWB v1 rider. Once selected, the GLWB rider may not be terminated except as stated below.


SUMMARY OF THE GLWB


The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called "Operation of the GLWB."


The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB RIDER DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


Under the GLWB rider, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.


IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)


While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Potential Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.

OPERATION OF THE GLWB


The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.


(See Appendix D for examples illustrating the operation of the GLWB.)


BENEFIT BASE. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


On each contract anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see "Automatic Step-Up" below).


ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.


Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.


As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.

If your contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


It is important to note:


o If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


o If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.


o IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB RIDER, AND THE GLWB RIDER WILL TERMINATE.


o  Joint Lifetime Guarantee Rate option: If your contract has not been
   ------------------------------------
     continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table".)


o While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.


o IF YOU HAVE SELECTED THE GLWB RIDER, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB RIDER, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.


o  FOR FLEXCHOICE ONLY: You may elect to receive the commuted value of lifetime
   -------------------
     payments under the GLWB rider in a lump sum instead of lifetime payments. We will determine the amount of the lump sum as of the date the Account Value is reduced to zero, based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. When we determine the amount of the lump sum, we will calculate the present value by discounting the value of the stream of Annual Benefit Payments that would have been payable to you over your expected lifetime. In calculating the present value, we will determine the amount and number of Annual Benefit Payments (that is, the number of payments you would have received over your expected lifetime), and the discount rate for calculating the present value of those payments, based on life expectancy assumptions and interest rate conditions at the time of the calculation. The lump sum we offer you will be at least 90% of the present value that was calculated and will be determined in a nondiscriminatory manner (as required in New York State). We will send you a Notice that specifies the amount of the Annual Benefit Payments, on the one hand, and the amount of the lump sum offered, on the other, so that you can make your decision as to which option to elect. You will have at least 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.


GLWB VARIATIONS. We currently offer two variations of the GLWB rider. The two variations are Level and Expedite. For FlexChoice Access, these variations are referred to as "FlexChoice Access Level" and "FlexChoice Access Expedite," For FlexChoice, the variations are referred to as "FlexChoice Level" and "FlexChoice Expedite." The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.


Prior to issuance, you must select either:

o Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or

o Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO LIFETIME WITHDRAWAL AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix D, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."


You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining

Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See
"Expenses -- Withdrawal Charges.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


AUTOMATIC STEP-UP. On each contract anniversary prior to the contract Owner's 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).


The Automatic Step-Up:


o will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;


o will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and


o may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for

Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The contract, however, will continue.


If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB RIDER FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GLWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE UNDER THE GLWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


GLWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider.

TERMINATION OF THE GLWB RIDER. The GLWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);


(2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see "Spousal Continuation" below);


(5) the death of the Owner after the first Spousal Continuation;


(6) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(7) the effective date of the cancellation of the rider; or


(8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under
Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.


SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Rider" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.


If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.


If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").


The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary's death).


If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.


To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GLWB RATE TABLE


The GLWB Rate Table lists the following for the GLWB rider.


o  Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at
   -----------
     which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.


o  Rollup Rate Period End Date: The period of time following the contract issue
   ---------------------------
     date during which the

     Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base.


o  GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take
   --------------------
     withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB -- see "Operation of the GLWB -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the GLWB -- Required Minimum Distributions."


o  GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after
   ----------------------------
     the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life



      o Joint Lifetime Guarantee Rate option: At the time your Account Value is
        ------------------------------------
               reduced to zero, we will first pay you any Remaining Annual

               Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above); we will then begin making monthly payments using the applicable Single

               Lifetime Guarantee Rate unless you elect to have your Annual

               Benefit Payments paid for the life of you and your spouse using the applicable Joint Lifetime Guarantee Rate. You may elect a

               Joint Lifetime Guarantee rate only if 1) your spouse is no
                                             -------
               younger than the Minimum Spousal Age and 2) your contract has
                                                    ---
               not been continued under the Spousal Continuation provision
               ---
               described above.


DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE


FLEXCHOICE ACCESS LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.




                                                                MINIMUM
                                                              ISSUE AGE /                                   GLWB LIFETIME
    DATE        DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
 AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)1       IS REDUCED TO $0)
                                                               Minimum       Age at 1st                 Single      Joint
                                                            --------------
                                                              Issue Age:     Withdrawal    Withdrawal   Lifetime    Lifetime
                                                            --------------
                                                             You must be      After Age       Rate      Guarantee   Guarantee
                                                             at least age      59 1/2                      Rate        Rate
                                                             50 years old
                                                             at contract
                                                                           59 1/2 to less
                                                                issue.
                                                                                              4.35%       4.35%       3.35%
                                                                               than 65
                                      10th
 11/12/18       --       5.00%      Contract     59 1/2        Minimum
                                                            --------------
                                  Anniversary                                65 to less
                                                             Spousal Age:
                                                            --------------
                                                                                              5.35%       5.35%       4.35%
                                                                               than 75
                                                            Your Spouse's
                                                            Date of Birth
                                                              may not be
                                                                             75 to less
                                                                                              5.60%       5.60%       4.60%
                                                             more than 10
                                                                               than 80
                                                             years after
                                                             your Date of
                                                                                 80+          6.10%       6.10%       5.10%




                                                                Birth.


                                                               MINIMUM
                                                                                                         GLWB LIFETIME
   DATE       DATE                ROLLUP RATE  LIFETIME      ISSUE AGE /        GLWB WITHDRAWAL RATE
                        ROLLUP                                                                               GUARANTEE RATE
  FIRST       LAST                 PERIOD END  WITHDRAWAL      MINIMUM          (WHEN ACCOUNT VALUE
                         RATE                                                                              (WHEN ACCOUNT VALUE
AVAILABLE   AVAILABLE                 DATE         AGE         SPOUSAL          IS GREATER THAN $0)1
                                                                                                            IS REDUCED TO $0)
                                                                 AGE
                                                               Minimum       Age at 1st                   Single    Joint
                                                            --------------
                                                              Issue Age:     Withdrawal    Withdrawal    Lifetime   Lifetime
                                                            --------------
                                                             You must be      After Age       Rate      Guarantee   Guarantee
                                                             at least age      59 1/2                      Rate        Rate
                                                             50 years old
                                                             at contract
                                                                           59 1/2 to less
                                                                issue.
                                                                                              4.25%       4.25%       3.25%
                                                                               than 65
                                      10th
 07/23/18    11/11/18    5.00%      Contract     59 1/2        Minimum
                                                            --------------
                                  Anniversary                                65 to less
                                                             Spousal Age:
                                                            --------------
                                                                                              5.25%       5.25%       4.25%
                                                                               than 75
                                                            Your Spouse's
                                                            Date of Birth
                                                              may not be
                                                                             75 to less
                                                                                              5.50%       5.50%       4.50%
                                                             more than 10
                                                                               than 80
                                                             years after
                                                             your Date of
                                                                                 80+          6.00%       6.00%       5.00%




                                                                Birth.


                                                               MINIMUM
                                                                                                         GLWB LIFETIME
   DATE       DATE                ROLLUP RATE  LIFETIME      ISSUE AGE /        GLWB WITHDRAWAL RATE
                        ROLLUP                                                                               GUARANTEE RATE
  FIRST       LAST                 PERIOD END  WITHDRAWAL      MINIMUM          (WHEN ACCOUNT VALUE
                         RATE                                                                              (WHEN ACCOUNT VALUE
AVAILABLE   AVAILABLE                 DATE         AGE         SPOUSAL          IS GREATER THAN $0)1
                                                                                                            IS REDUCED TO $0)
                                                                 AGE
                                                               Minimum       Age at 1st                   Single    Joint
                                                            --------------
                                                              Issue Age:     Withdrawal    Withdrawal    Lifetime   Lifetime
                                                            --------------
                                                             You must be      After Age       Rate      Guarantee   Guarantee
                                                             at least age      59 1/2                      Rate        Rate
                                                             50 years old
                                                             at contract
                                                                           59 1/2 to less
                                                                issue.
                                                                                              4.00%       4.00%       3.00%
                                                                               than 65
                                      10th
 02/12/18    07/22/18    5.00%      Contract     59 1/2        Minimum
                                                            --------------
                                  Anniversary                                65 to less
                                                             Spousal Age:
                                                            --------------
                                                                                              5.00%       5.00%       4.00%
                                                                               than 75
                                                            Your Spouse's
                                                            Date of Birth
                                                              may not be
                                                                             75 to less
                                                                                              5.25%       5.25%       4.25%
                                                             more than 10
                                                                               than 80
                                                             years after
                                                             your Date of
                                                                                 80+          5.75%       5.75%       4.75%




     Birth.

FLEXCHOICE ACCESS EXPEDITE


Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.




                                     ROLLUP
    DATE        DATE                  RATE       LIFETIME
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL
 AVAILABLE   AVAILABLE    RATE        DATE          AGE
                                      10th
 11/12/18       --       5.00%      Contract     59 1/2
                                  Anniversary



                MINIMUM
    DATE      ISSUE AGE /     GLWB WITHDRAWAL RATE       GLWB LIFETIME GUARANTEE RATE
   FIRST        MINIMUM       (WHEN ACCOUNT VALUE            (WHEN ACCOUNT VALUE
 AVAILABLE    SPOUSAL AGE     IS GREATER THAN $0)1            IS REDUCED TO $0)
                                                      Age When
                            Age at 1st                            Single      Joint
                                                       Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                      Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.75%       2.75%
                             59 1/2 to                  younger
             50 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       4.00%       3.00%
                issue.

                                                         79 or
                                                                    4.75%       3.75%
 11/12/18      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       5.00%       4.00%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.75%       3.75%
                            75 to less                  younger
             more than 10
                                            6.00%
                              than 80
             years after
                                                          80+       5.00%       4.00%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.75%       4.75%






                                     ROLLUP
    DATE        DATE                  RATE       LIFETIME
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL
 AVAILABLE   AVAILABLE    RATE        DATE          AGE
                                      10th
 07/23/18    11/11/18    5.00%      Contract     59 1/2
                                  Anniversary



                MINIMUM
    DATE      ISSUE AGE /     GLWB WITHDRAWAL RATE       GLWB LIFETIME GUARANTEE RATE
   FIRST        MINIMUM       (WHEN ACCOUNT VALUE            (WHEN ACCOUNT VALUE
 AVAILABLE    SPOUSAL AGE     IS GREATER THAN $0)1            IS REDUCED TO $0)
                                                      Age When
                            Age at 1st                            Single      Joint
                                                       Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                      Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.50%       2.50%
                             59 1/2 to                  younger
             50 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       3.75%       2.75%
                issue.

                                                         79 or
                                                                    4.50%       3.50%
 07/23/18      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       4.75%       3.75%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.50%       3.50%
                            75 to less                  younger
             more than 10
                                            6.00%
                              than 80
             years after
                                                          80+       4.75%       3.75%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.50%       4.50%

                                     ROLLUP
    DATE        DATE                  RATE       LIFETIME
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL
 AVAILABLE   AVAILABLE    RATE        DATE          AGE
                                      10th
 02/12/18    07/22/18    5.00%      Contract     59 1/2
                                  Anniversary



                MINIMUM
    DATE      ISSUE AGE /     GLWB WITHDRAWAL RATE       GLWB LIFETIME GUARANTEE RATE
   FIRST        MINIMUM       (WHEN ACCOUNT VALUE            (WHEN ACCOUNT VALUE
 AVAILABLE    SPOUSAL AGE     IS GREATER THAN $0)1            IS REDUCED TO $0)
                                                      Age When
                            Age at 1st                            Single      Joint
                                                       Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                      Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.00%       2.00%
                             59 1/2 to                  younger
             50 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       3.25%       2.25%
                issue.

                                                         79 or
                                                                    4.00%       3.00%
 02/12/18      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       4.25%       3.25%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.00%       3.00%
                            75 to less                  younger
             more than 10
                                            6.00%
                              than 80
             years after
                                                          80+       4.25%       3.25%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.00%       4.00%



FLEXCHOICE LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.



                                                                MINIMUM
                                                              ISSUE AGE /                                   GLWB LIFETIME
    DATE        DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
 AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)1       IS REDUCED TO $0)
                                                               Minimum       Age at 1st                 Single      Joint
                                                            --------------
                                                              Issue Age:     Withdrawal    Withdrawal   Lifetime    Lifetime
                                                            --------------
                                                             You must be      After Age       Rate      Guarantee   Guarantee
                                                             at least age      59 1/2                      Rate        Rate
                                                             60 years old
                                                             at contract
                                                                           59 1/2 to less
                                                                issue.
                                                                                              4.00%       4.00%       3.00%
                                                                               than 65
                                      10th
 05/02/16    02/11/18    5.00%      Contract     59 1/2        Minimum
                                                            --------------
                                  Anniversary                                65 to less
                                                             Spousal Age:
                                                            --------------
                                                                                              5.00%       5.00%       3.60%
                                                                               than 75
                                                            Your Spouse's
                                                            Date of Birth
                                                              may not be
                                                                             75 to less
                                                                                              5.25%       5.25%       4.25%
                                                             more than 4
                                                                               than 80
                                                             years after
                                                             your Date of
                                                                                 80+          5.75%       5.75%       4.75%


     Birth.

FLEXCHOICE EXPEDITE


Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.




                                     ROLLUP
    DATE        DATE                  RATE       LIFETIME
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL
 AVAILABLE   AVAILABLE    RATE        DATE          AGE
                                      10th
 05/02/16    02/11/18    5.00%      Contract     59 1/2
                                  Anniversary



                MINIMUM
    DATE      ISSUE AGE /     GLWB WITHDRAWAL RATE       GLWB LIFETIME GUARANTEE RATE
   FIRST        MINIMUM       (WHEN ACCOUNT VALUE            (WHEN ACCOUNT VALUE
 AVAILABLE    SPOUSAL AGE     IS GREATER THAN $0)1            IS REDUCED TO $0)
                                                      Age When
                            Age at 1st                            Single      Joint
                                                       Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                      Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.00%       2.00%
                             59 1/2 to                  younger
             60 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       3.25%       2.25%
                issue.

                                                         79 or
                                                                    4.00%       3.00%
 05/02/16      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       4.25%       3.25%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.00%       3.00%
                            75 to less                  younger
             more than 4
                                            6.00%
                              than 80
             years after
                                                          80+       4.25%       3.25%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.00%       4.00%



1. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.

8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information). This death benefit is described below.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT (PRINCIPAL PROTECTION)


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the standard death benefit.)


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the Beneficiary under an Annuity

Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit are reset on the date the spouse continues the contract.



Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for qualified Contracts (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.



10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future,



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the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS



For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.



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If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or



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(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections

401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.



ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of



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qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.




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Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,



(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).



(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



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Rollovers and direct transfers from a SIMPLE IRA can only be made to another
SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS



The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or




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ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Minimum Date" is April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 70 1/2.



For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the


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withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



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Prior to 2018, contributions made to a Traditional IRA that were converted to a
Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.




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You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.



THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets



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in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Lifetime Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1% of Account Value (less Purchase Payments received



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within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).")
Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2018, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.



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Requests for service may be made:


o  Through your financial representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.



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We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To



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prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2018. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Guaranteed Minimum Income Benefits and Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing an optional Guaranteed Minimum Income Benefit or Guaranteed Withdrawal Benefit will result in a higher overall charge.


CLASS S - L SHARE OPTION





                                     1.85% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                               UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                BEGINNING OF         END OF        OUTSTANDING AT
                                                                   PERIOD            PERIOD        END OF PERIOD
BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)

04/30/2018 to 12/31/2018                                      21.343745         19.654822                0.0000
-----------------------------------------------------------   ---------         ---------                ------

BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                      12.142181         12.109381                0.0000
01/01/2017 to 12/31/2017                                      12.109381         13.506987                0.0000
01/01/2018 to 12/31/2018                                      13.506987         12.333950                0.0000
-----------------------------------------------------------   ---------         ---------                ------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                      12.681909         13.073805                0.0000
01/01/2017 to 12/31/2017                                      13.073805         14.998382                0.0000
01/01/2018 to 12/31/2018                                      14.998382         14.087170                0.0000
-----------------------------------------------------------   ---------         ---------                ------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                      12.670647         13.246649                0.0000
01/01/2017 to 12/31/2017                                      13.246649         15.780524                0.0000
01/01/2018 to 12/31/2018                                      15.780524         14.596011                0.0000
-----------------------------------------------------------   ---------         ---------                ------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

02/12/2018 to 12/31/2018                                      18.960647         18.234639                0.0000
-----------------------------------------------------------   ---------         ---------                ------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                      12.472049         12.732512                0.0000
01/01/2017 to 12/31/2017                                      12.732512         14.120348                0.0000
01/01/2018 to 12/31/2018                                      14.120348         13.386754                0.0000
-----------------------------------------------------------   ---------         ---------                ------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                      10.267305         10.546963           74,808.1562
01/01/2017 to 12/31/2017                                      10.546963         11.369123           69,208.8407
01/01/2018 to 12/31/2018                                      11.369123         10.451084           57,108.5784
-----------------------------------------------------------   ---------         ---------           -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                      11.441021         11.567222           44,448.2537
01/01/2017 to 12/31/2017                                      11.567222         12.867054           42,129.0965
01/01/2018 to 12/31/2018                                      12.867054         11.722540           51,966.3961
-----------------------------------------------------------   ---------         ---------           -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                      26.878381         25.884071                0.0000
-----------------------------------------------------------   ---------         ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.85% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      15.274808
01/01/2017 to 12/31/2017                                                                      16.147177
01/01/2018 to 12/31/2018                                                                      19.487650
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      12.232265
01/01/2017 to 12/31/2017                                                                      12.571123
01/01/2018 to 12/31/2018                                                                      14.603857
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      28.966967
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      11.395499
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      11.593905
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       9.626590
------------------------------------------------------------------------------------------    ---------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      17.452751
------------------------------------------------------------------------------------------    ---------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      15.834425
------------------------------------------------------------------------------------------    ---------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                      10.845145
01/01/2017 to 12/31/2017                                                                      10.535681
01/01/2018 to 12/31/2018                                                                      10.611992
------------------------------------------------------------------------------------------    ---------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      31.143229
------------------------------------------------------------------------------------------    ---------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.060402
01/01/2017 to 12/31/2017                                                                       1.116680
01/01/2018 to 12/31/2018                                                                       1.205899
------------------------------------------------------------------------------------------    ---------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      19.569111
------------------------------------------------------------------------------------------    ---------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      32.115829
------------------------------------------------------------------------------------------    ---------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      10.564566
------------------------------------------------------------------------------------------    ---------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.193798
01/01/2017 to 12/31/2017                                                                       1.198324
01/01/2018 to 12/31/2018                                                                       1.372380
------------------------------------------------------------------------------------------    ---------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL INVESTORS DYNAMIC
MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                       1.010658
01/01/2017 to 12/31/2017                                                                       1.009417
01/01/2018 to 04/30/2018                                                                       1.144449
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      16.147177      18,863.2862
01/01/2017 to 12/31/2017                                                                      19.487650      18,013.8841
01/01/2018 to 12/31/2018                                                                      17.203094      17,579.7788
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      12.571123      25,980.9397
01/01/2017 to 12/31/2017                                                                      14.603857      23,904.1502
01/01/2018 to 12/31/2018                                                                      13.279294      21,893.1709
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      25.033751           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       9.646634      80,630.3762
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      11.342233           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       9.522057           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      16.753995      23,545.4484
------------------------------------------------------------------------------------------    ---------      -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      14.326837      11,678.2905
------------------------------------------------------------------------------------------    ---------      -----------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                      10.535681           0.0000
01/01/2017 to 12/31/2017                                                                      10.611992         259.3140
01/01/2018 to 12/31/2018                                                                      10.409652           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      23.029586           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.116680     776,632.5944
01/01/2017 to 12/31/2017                                                                       1.205899     720,485.9478
01/01/2018 to 12/31/2018                                                                       1.107503     600,879.1634
------------------------------------------------------------------------------------------    ---------     ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      17.090500      15,120.3401
------------------------------------------------------------------------------------------    ---------     ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      29.059788           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      10.591556           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.198324           0.0000
01/01/2017 to 12/31/2017                                                                       1.372380           0.0000
01/01/2018 to 12/31/2018                                                                       1.250258           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                       1.009417           0.0000
01/01/2017 to 12/31/2017                                                                       1.144449           0.0000
01/01/2018 to 04/30/2018                                                                       1.114436           0.0000
------------------------------------------------------------------------------------------    ---------     ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.85% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      20.462869
------------------------------------------------------------------------------------------    ---------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.187943
01/01/2017 to 12/31/2017                                                                       1.196832
01/01/2018 to 12/31/2018                                                                       1.357585
------------------------------------------------------------------------------------------    ---------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      17.426613
------------------------------------------------------------------------------------------    ---------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.022252
01/01/2017 to 12/31/2017                                                                       1.044987
01/01/2018 to 12/31/2018                                                                       1.155124
------------------------------------------------------------------------------------------    ---------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      13.619200
------------------------------------------------------------------------------------------    ---------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      16.698447
------------------------------------------------------------------------------------------    ---------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II
SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                      11.227197
01/01/2017 to 12/31/2017                                                                      11.375720
01/01/2018 to 04/30/2018                                                                      13.007310
------------------------------------------------------------------------------------------    ---------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.215840
01/01/2017 to 12/31/2017                                                                       1.228578
01/01/2018 to 12/31/2018                                                                       1.378547
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      14.138558
01/01/2017 to 12/31/2017                                                                      14.430145
01/01/2018 to 12/31/2018                                                                      16.413141
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      13.947869
01/01/2017 to 12/31/2017                                                                      14.394199
01/01/2018 to 12/31/2018                                                                      16.905948
------------------------------------------------------------------------------------------    ---------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      91.402969
------------------------------------------------------------------------------------------    ---------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      21.620919
------------------------------------------------------------------------------------------    ---------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      37.517880
------------------------------------------------------------------------------------------    ---------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      24.126006
------------------------------------------------------------------------------------------    ---------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      11.994008
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE FUNDS TRUST II

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2018 to 12/31/2018                                                                      51.719770
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      18.973041           0.0000
------------------------------------------------------------------------------------------    ---------           ------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.196832           0.0000
01/01/2017 to 12/31/2017                                                                       1.357585           0.0000
01/01/2018 to 12/31/2018                                                                       1.236814           0.0000
------------------------------------------------------------------------------------------    ---------           ------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      14.862170      16,622.8646
------------------------------------------------------------------------------------------    ---------      -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.044987           0.0000
01/01/2017 to 12/31/2017                                                                       1.155124           0.0000
01/01/2018 to 12/31/2018                                                                       1.047753           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      13.346394      22,389.4060
------------------------------------------------------------------------------------------    ---------      -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      16.669187      66,179.9892
------------------------------------------------------------------------------------------    ---------      -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                      11.375720           0.0000
01/01/2017 to 12/31/2017                                                                      13.007310         177.4688
01/01/2018 to 04/30/2018                                                                      12.422165           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.228578       6,877.9069
01/01/2017 to 12/31/2017                                                                       1.378547       7,375.7634
01/01/2018 to 12/31/2018                                                                       1.225619       7,931.4763
------------------------------------------------------------------------------------------    ---------      -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      14.430145           0.0000
01/01/2017 to 12/31/2017                                                                      16.413141           0.0000
01/01/2018 to 12/31/2018                                                                      15.060229           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      14.394199           0.0000
01/01/2017 to 12/31/2017                                                                      16.905948           0.0000
01/01/2018 to 12/31/2018                                                                      15.142799           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      82.485119       7,960.8586
------------------------------------------------------------------------------------------    ---------      -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      20.599114           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      33.960319      25,203.0162
------------------------------------------------------------------------------------------    ---------      -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      21.339236           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       9.906067           0.0000
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE FUNDS TRUST II

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2018 to 12/31/2018                                                                      51.783377           0.0000
------------------------------------------------------------------------------------------    ---------      -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.85% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)

04/30/2018 to 12/31/2018                                                                      59.072703
------------------------------------------------------------------------------------------    ---------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       9.176429
01/01/2017 to 12/31/2017                                                                       9.073801
01/01/2018 to 12/31/2018                                                                       8.964457
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      13.546598
01/01/2017 to 12/31/2017                                                                      13.635755
01/01/2018 to 12/31/2018                                                                      14.314495
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      14.160500
01/01/2017 to 12/31/2017                                                                      14.483189
01/01/2018 to 12/31/2018                                                                      15.731619
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      14.613924
01/01/2017 to 12/31/2017                                                                      15.121141
01/01/2018 to 12/31/2018                                                                      17.031597
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      14.553336
01/01/2017 to 12/31/2017                                                                      15.261210
01/01/2018 to 12/31/2018                                                                      17.853113
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      23.407162
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      25.335100
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      25.198744
------------------------------------------------------------------------------------------    ---------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      23.558658
------------------------------------------------------------------------------------------    ---------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      28.108956
------------------------------------------------------------------------------------------    ---------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT
(CLASS G))

05/02/2016 to 12/31/2016                                                                      15.669171
01/01/2017 to 12/31/2017                                                                      15.327044
01/01/2018 to 12/31/2018                                                                      15.488872
------------------------------------------------------------------------------------------    ---------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                      31.157647
------------------------------------------------------------------------------------------    ---------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                      15.067990
------------------------------------------------------------------------------------------    ---------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                      29.990422
------------------------------------------------------------------------------------------    ---------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      23.760581
------------------------------------------------------------------------------------------    ---------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      27.894842
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)

04/30/2018 to 12/31/2018                                                                      55.327607           0.0000
------------------------------------------------------------------------------------------    ---------           ------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       9.073801           0.0000
01/01/2017 to 12/31/2017                                                                       8.964457           0.0000
01/01/2018 to 12/31/2018                                                                       8.935536           0.0000
------------------------------------------------------------------------------------------    ---------           ------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      13.635755      50,232.4783
01/01/2017 to 12/31/2017                                                                      14.314495      46,583.0156
01/01/2018 to 12/31/2018                                                                      13.683796      16,288.0358
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      14.483189      47,896.7965
01/01/2017 to 12/31/2017                                                                      15.731619      44,360.0982
01/01/2018 to 12/31/2018                                                                      14.762071      40,952.2655
------------------------------------------------------------------------------------------    ---------      -----------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      15.121141     411,327.0474
01/01/2017 to 12/31/2017                                                                      17.031597     372,036.4363
01/01/2018 to 12/31/2018                                                                      15.693758     344,773.0983
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      15.261210     123,024.6805
01/01/2017 to 12/31/2017                                                                      17.853113     107,157.5406
01/01/2018 to 12/31/2018                                                                      16.102433      96,919.9384
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      20.389893           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      20.076639           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      25.009170       5,884.7145
------------------------------------------------------------------------------------------    ---------     ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      21.979897           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      26.625979           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))

05/02/2016 to 12/31/2016                                                                      15.327044           0.0000
01/01/2017 to 12/31/2017                                                                      15.488872           0.0000
01/01/2018 to 12/31/2018                                                                      15.128748           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                      28.013764           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                      12.885054           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                      26.968326           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      22.364086       6,326.0726
------------------------------------------------------------------------------------------    ---------     ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      24.905858           0.0000
------------------------------------------------------------------------------------------    ---------     ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                          1.85% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD      END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    24.168301       22.634857         5,710.9627
--------------------------------------------------------------------------- ---------       ---------         ----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    13.201917       12.516155             0.0000
--------------------------------------------------------------------------- ---------       ---------         ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    29.418184       28.102875             0.0000
--------------------------------------------------------------------------- ---------       ---------         ----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    15.890272       15.934584             0.0000



CLASS S





                                     1.15% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                               UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                                BEGINNING OF         END OF        OUTSTANDING AT
                                                                   PERIOD            PERIOD        END OF PERIOD
BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)

04/30/2018 to 12/31/2018                                      23.616609         21.850331                0.0000
-----------------------------------------------------------   ---------         ---------                ------

BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                      12.576099         12.600455           46,019.9482
01/01/2017 to 12/31/2017                                      12.600455         14.153147           45,509.3407
01/01/2018 to 12/31/2018                                      14.153147         13.015331           45,028.9528
-----------------------------------------------------------   ---------         ---------           -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                      13.415039         13.893905          119,558.8222
01/01/2017 to 12/31/2017                                      13.893905         16.050800          113,914.1268
01/01/2018 to 12/31/2018                                      16.050800         15.182185          100,299.4503
-----------------------------------------------------------   ---------         ---------          ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                      13.403194         14.077654           66,326.0971
01/01/2017 to 12/31/2017                                      14.077654         16.887881           43,489.2520
01/01/2018 to 12/31/2018                                      16.887881         15.730642           11,005.1696
-----------------------------------------------------------   ---------         ---------          ------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

02/12/2018 to 12/31/2018                                      20.308623         19.652054                0.0000
-----------------------------------------------------------   ---------         ---------          ------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                      13.192991         13.531150           42,846.9017
01/01/2017 to 12/31/2017                                      13.531150         15.111106           41,023.2014
01/01/2018 to 12/31/2018                                      15.111106         14.427262           38,980.5397
-----------------------------------------------------------   ---------         ---------          ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                      10.636323         10.976834           57,060.3737
01/01/2017 to 12/31/2017                                      10.976834         11.915366           55,625.7830
01/01/2018 to 12/31/2018                                      11.915366         11.030630           53,035.3170
-----------------------------------------------------------   ---------         ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                      11.849923         12.036352          114,757.3909
01/01/2017 to 12/31/2017                                      12.036352         13.482653          113,812.1458
01/01/2018 to 12/31/2018                                      13.482653         12.370186          108,131.7424
-----------------------------------------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      31.236157
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      16.555759
01/01/2017 to 12/31/2017                                                                      17.582666
01/01/2018 to 12/31/2018                                                                      21.368639
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      12.669410
01/01/2017 to 12/31/2017                                                                      13.080921
01/01/2018 to 12/31/2018                                                                      15.302465
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      32.353480
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      12.377346
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      12.244469
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      10.096097
------------------------------------------------------------------------------------------    ---------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      19.222476
------------------------------------------------------------------------------------------    ---------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      17.822956
------------------------------------------------------------------------------------------    ---------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                      11.232697
01/01/2017 to 12/31/2017                                                                      10.962936
01/01/2018 to 12/31/2018                                                                      11.119689
------------------------------------------------------------------------------------------    ---------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      34.918226
------------------------------------------------------------------------------------------    ---------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.090702
01/01/2017 to 12/31/2017                                                                       1.153930
01/01/2018 to 12/31/2018                                                                       1.254851
------------------------------------------------------------------------------------------    ---------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      21.403678
------------------------------------------------------------------------------------------    ---------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      36.011870
------------------------------------------------------------------------------------------    ---------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      10.032223
------------------------------------------------------------------------------------------    ---------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.227907
01/01/2017 to 12/31/2017                                                                       1.238294
01/01/2018 to 12/31/2018                                                                       1.428084
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      30.267000           0.0000
------------------------------------------------------------------------------------------    ---------           ------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      17.582666       3,068.1556
01/01/2017 to 12/31/2017                                                                      21.368639       3,068.1556
01/01/2018 to 12/31/2018                                                                      18.996933       3,068.1556
------------------------------------------------------------------------------------------    ---------       ----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      13.080921     153,789.9976
01/01/2017 to 12/31/2017                                                                      15.302465     158,762.3639
01/01/2018 to 12/31/2018                                                                      14.012881     125,489.9314
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      28.133790           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      10.542803           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      12.052880           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      10.048326           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      18.567222           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      16.226020           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                      10.962936       5,016.8190
01/01/2017 to 12/31/2017                                                                      11.119689       5,196.3435
01/01/2018 to 12/31/2018                                                                      10.984715       5,032.2186
------------------------------------------------------------------------------------------    ---------     ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      25.981295           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.153930     246,916.1559
01/01/2017 to 12/31/2017                                                                       1.254851     245,951.1896
01/01/2018 to 12/31/2018                                                                       1.160605     243,807.2971
------------------------------------------------------------------------------------------    ---------     ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      18.808585           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      32.787155           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      10.120150           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.238294      89,222.3139
01/01/2017 to 12/31/2017                                                                       1.428084      88,068.5608
01/01/2018 to 12/31/2018                                                                       1.310200      91,817.3243
------------------------------------------------------------------------------------------    ---------     ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL INVESTORS DYNAMIC
MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                        1.025104
01/01/2017 to 12/31/2017                                                                        1.028607
01/01/2018 to 04/30/2018                                                                        1.174371
------------------------------------------------------------------------------------------      --------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       22.225116
------------------------------------------------------------------------------------------     ---------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                        1.217393
01/01/2017 to 12/31/2017                                                                        1.232206
01/01/2018 to 12/31/2018                                                                        1.407495
------------------------------------------------------------------------------------------     ---------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       19.614622
------------------------------------------------------------------------------------------     ---------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                        1.036867
01/01/2017 to 12/31/2017                                                                        1.064855
01/01/2018 to 12/31/2018                                                                        1.185329
------------------------------------------------------------------------------------------     ---------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       15.105418
------------------------------------------------------------------------------------------     ---------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       18.794427
------------------------------------------------------------------------------------------     ---------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II
SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                       11.468534
01/01/2017 to 12/31/2017                                                                       11.674289
01/01/2018 to 04/30/2018                                                                       13.442154
------------------------------------------------------------------------------------------     ---------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                        1.250576
01/01/2017 to 12/31/2017                                                                        1.269555
01/01/2018 to 12/31/2018                                                                        1.434500
------------------------------------------------------------------------------------------     ---------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       15.227105
01/01/2017 to 12/31/2017                                                                       15.613411
01/01/2018 to 12/31/2018                                                                       17.883347
------------------------------------------------------------------------------------------     ---------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       15.021813
01/01/2017 to 12/31/2017                                                                       15.574592
01/01/2018 to 12/31/2018                                                                       18.420373
------------------------------------------------------------------------------------------     ---------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      102.638211
------------------------------------------------------------------------------------------    ----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       24.336808
------------------------------------------------------------------------------------------    ----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       43.306099
------------------------------------------------------------------------------------------    ----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                       26.572355
------------------------------------------------------------------------------------------    ----------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                       1.028607       5,120.6640
01/01/2017 to 12/31/2017                                                                       1.174371       5,061.4173
01/01/2018 to 04/30/2018                                                                       1.146187           0.0000
------------------------------------------------------------------------------------------     --------       ----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      20.734709           0.0000
------------------------------------------------------------------------------------------    ---------       ----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.232206     799,325.9941
01/01/2017 to 12/31/2017                                                                       1.407495     782,146.5193
01/01/2018 to 12/31/2018                                                                       1.291347     760,477.5771
------------------------------------------------------------------------------------------    ---------     ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      16.831932           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.064855      19,298.0070
01/01/2017 to 12/31/2017                                                                       1.185329      18,947.4937
01/01/2018 to 12/31/2018                                                                       1.082749      19,342.4105
------------------------------------------------------------------------------------------    ---------     ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      14.894543           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      18.877708           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS
B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

05/02/2016 to 12/31/2016                                                                      11.674289       2,408.4220
01/01/2017 to 12/31/2017                                                                      13.442154       2,380.4847
01/01/2018 to 04/30/2018                                                                      12.866802           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                       1.269555      21,370.0763
01/01/2017 to 12/31/2017                                                                       1.434500      21,210.7255
01/01/2018 to 12/31/2018                                                                       1.284378      43,051.3752
------------------------------------------------------------------------------------------    ---------     ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      15.613411      11,151.8394
01/01/2017 to 12/31/2017                                                                      17.883347       8,385.4711
01/01/2018 to 12/31/2018                                                                      16.525220       8,208.2599
------------------------------------------------------------------------------------------    ---------     ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                      15.574592       9,058.6098
01/01/2017 to 12/31/2017                                                                      18.420373       6,216.9745
01/01/2018 to 12/31/2018                                                                      16.615912       6,216.9745
------------------------------------------------------------------------------------------    ---------     ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      93.198303           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      23.330359           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      39.442673           0.0000
------------------------------------------------------------------------------------------    ---------     ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                      23.648721           0.0000
------------------------------------------------------------------------------------------    ---------     ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.15% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   19.042421
------------------------------------------------------------------------------------------ ---------

BRIGHTHOUSE FUNDS TRUST II

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2018 to 12/31/2018                                                                   65.938205
------------------------------------------------------------------------------------------ ---------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)

04/30/2018 to 12/31/2018                                                                   69.640565
------------------------------------------------------------------------------------------ ---------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   23.436785
01/01/2017 to 12/31/2017                                                                   23.282485
01/01/2018 to 12/31/2018                                                                   23.163058
------------------------------------------------------------------------------------------ ---------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   14.701665
01/01/2017 to 12/31/2017                                                                   14.867256
01/01/2018 to 12/31/2018                                                                   15.716601
------------------------------------------------------------------------------------------ ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   15.140703
01/01/2017 to 12/31/2017                                                                   15.557750
01/01/2018 to 12/31/2018                                                                   17.017144
------------------------------------------------------------------------------------------ ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   16.179103
01/01/2017 to 12/31/2017                                                                   16.818496
01/01/2018 to 12/31/2018                                                                   19.076037
------------------------------------------------------------------------------------------ ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   16.639118
01/01/2017 to 12/31/2017                                                                   17.529578
01/01/2018 to 12/31/2018                                                                   20.650286
------------------------------------------------------------------------------------------ ---------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   58.087021
------------------------------------------------------------------------------------------ ---------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   27.037673
------------------------------------------------------------------------------------------ ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   64.448618
------------------------------------------------------------------------------------------ ---------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   92.108512
------------------------------------------------------------------------------------------ ---------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   31.395394
------------------------------------------------------------------------------------------ ---------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT
(CLASS G))

05/02/2016 to 12/31/2016                                                                   17.709691
01/01/2017 to 12/31/2017                                                                   17.403595
01/01/2018 to 12/31/2018                                                                   17.710538
------------------------------------------------------------------------------------------ ---------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                   35.247845
------------------------------------------------------------------------------------------ ---------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                   17.244908
------------------------------------------------------------------------------------------ ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   15.825041              0.0000
------------------------------------------------------------------------------------------ ---------              ------

BRIGHTHOUSE FUNDS TRUST II

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2018 to 12/31/2018                                                                   66.330211              0.0000
------------------------------------------------------------------------------------------ ---------              ------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)

04/30/2018 to 12/31/2018                                                                   65.532996              0.0000
------------------------------------------------------------------------------------------ ---------              ------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   23.282485              0.0000
01/01/2017 to 12/31/2017                                                                   23.163058              0.0000
01/01/2018 to 12/31/2018                                                                   23.251408         23,296.6854
------------------------------------------------------------------------------------------ ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   14.867256          1,370.5653
01/01/2017 to 12/31/2017                                                                   15.716601          1,430.7109
01/01/2018 to 12/31/2018                                                                   15.130265          1,376.0374
------------------------------------------------------------------------------------------ ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   15.557750         20,118.4898
01/01/2017 to 12/31/2017                                                                   17.017144         19,858.4400
01/01/2018 to 12/31/2018                                                                   16.081199         19,521.9501
------------------------------------------------------------------------------------------ ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   16.818496         22,699.3202
01/01/2017 to 12/31/2017                                                                   19.076037         23,380.5707
01/01/2018 to 12/31/2018                                                                   17.701827         23,036.2858
------------------------------------------------------------------------------------------ ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                                   17.529578         47,799.2592
01/01/2017 to 12/31/2017                                                                   20.650286         48,647.7391
01/01/2018 to 12/31/2018                                                                   18.756968         47,996.0168
------------------------------------------------------------------------------------------ ---------         -----------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   50.913055              0.0000
------------------------------------------------------------------------------------------ ---------         -----------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   21.558742              0.0000
------------------------------------------------------------------------------------------ ---------         -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   64.360120              0.0000
------------------------------------------------------------------------------------------ ---------         -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   86.468723              0.0000
------------------------------------------------------------------------------------------ ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                                   29.923400              0.0000
------------------------------------------------------------------------------------------ ---------         -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))

05/02/2016 to 12/31/2016                                                                   17.403595            302.7056
01/01/2017 to 12/31/2017                                                                   17.710538            299.2029
01/01/2018 to 12/31/2018                                                                   17.420948            295.9307
------------------------------------------------------------------------------------------ ---------         -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                   31.887721              0.0000
------------------------------------------------------------------------------------------ ---------         -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                                   14.838036              0.0000
------------------------------------------------------------------------------------------ ---------         -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                          1.15% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD      END OF PERIOD
METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

02/12/2018 to 12/31/2018                                                    34.323033       31.055706       0.0000
--------------------------------------------------------------------------- ---------       ---------       ------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    88.630724       83.938619       0.0000
--------------------------------------------------------------------------- ---------       ---------       ------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    31.992558       28.741571       0.0000
--------------------------------------------------------------------------- ---------       ---------       ------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    27.099828       25.537715       0.0000
--------------------------------------------------------------------------- ---------       ---------       ------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    36.418434       34.740726       0.0000
--------------------------------------------------------------------------- ---------       ---------       ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    34.628869       33.285536       0.0000
--------------------------------------------------------------------------- ---------       ---------       ------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

02/12/2018 to 12/31/2018                                                    18.705170       18.873519       0.0000



DISCONTINUED INVESTMENT PORTFOLIOS


Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B) merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio (Class B); and



o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (Class
  B) (formerly, Pyramis Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio (Class B).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GWB V1 RIDER OR THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. -- CLASS III

 BlackRock Global Allocation V.I. Fund       Seeks high total investment return.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation                Seeks capital appreciation and current
 Portfolio -- Class B                        income.
 AB International Bond                       Seeks to maximize total return.
 Portfolio -- Class B
 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio -- Class C                        current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Growth Allocation         Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Growth                    Seeks to achieve growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio -- Class C                        income and growth of capital, with a greater
                                             emphasis on income.
 AQR Global Risk Balanced                    Seeks total return.
 Portfolio -- Class B
 BlackRock Global Tactical Strategies        Seeks capital appreciation and current
 Portfolio -- Class B                        income.
 BlackRock High Yield Portfolio -- Class B   Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse Asset Allocation 100            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse Balanced Plus                   Seeks a balance between a high level of
 Portfolio -- Class B                        current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Small Cap Value                 Seeks long-term capital appreciation.
 Portfolio -- Class B
 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio -- Class B
 Brighthouse/Eaton Vance Floating Rate       Seeks a high level of current income.
 Portfolio -- Class B
 Brighthouse/Franklin Low Duration Total     Seeks a high level of current income, while
 Return Portfolio -- Class B                 seeking preservation of shareholders' capital.
 Clarion Global Real Estate                  Seeks total return through investment in real
 Portfolio -- Class B                        estate securities, emphasizing both capital
                                             appreciation and current income.



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ----------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. -- CLASS III

 BlackRock Global Allocation V.I. Fund       BlackRock Advisors, LLC
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: AllianceBernstein L.P.
 AB International Bond                       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation         Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth                    Brighthouse Investment Advisers, LLC;
 Portfolio -- Class C                        Capital Research and Management
                                             CompanySM
 American Funds(R) Moderate Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 AQR Global Risk Balanced                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: BlackRock Financial
                                             Management, Inc.
 BlackRock High Yield Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse Asset Allocation 100            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Balanced Plus                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Overlay Portion: Pacific
                                             Investment Management Company LLC
 Brighthouse Small Cap Value                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadvisers: Delaware Investments Fund
                                             Advisers; Wells Capital Management
                                             Incorporated
 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B                 Subadviser: Aberdeen Asset Managers
                                             Limited
 Brighthouse/Eaton Vance Floating Rate       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total     Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B                 Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: CBRE Clarion Securities LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 ClearBridge Aggressive Growth                Seeks capital appreciation.
 Portfolio -- Class B
 Harris Oakmark International                 Seeks long-term capital appreciation.
 Portfolio -- Class B
 Invesco Balanced-Risk Allocation             Seeks total return.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B        Seeks capital growth and income.
 Invesco Small Cap Growth                     Seeks long-term growth of capital.
 Portfolio -- Class B
 JPMorgan Core Bond Portfolio -- Class B      Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 Loomis Sayles Global Allocation              Seeks high total investment return through a
 Portfolio -- Class B (formerly Loomis        combination of capital appreciation and
 Sayles Global Markets Portfolio)             income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio -- Class B                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International                Seeks capital appreciation.
 Portfolio -- Class B
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio -- Class B
 PIMCO Inflation Protected Bond               Seeks maximum real return, consistent with
 Portfolio -- Class B                         preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio -- Class B      Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset                 Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 SSGA Emerging Markets Enhanced Index         Seeks to provide total return, primarily
 Portfolio -- Class B                         through capital appreciation.
 SSGA Growth and Income ETF                   Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B         Seeks growth of capital.
 T. Rowe Price Large Cap Value                Seeks long-term capital appreciation by
 Portfolio -- Class B                         investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth                 Seeks long-term growth of capital.
 Portfolio -- Class B
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio -- Class B                         securities of mid-sized companies.
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio -- Class B
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio -- Class B (formerly        consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II




             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 ClearBridge Aggressive Growth                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio -- Class B        Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Allocation              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly Loomis        Subadviser: Loomis, Sayles & Company, L.P.
 Sayles Global Markets Portfolio)
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Emerging Markets Enhanced Index         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: SSGA Funds Management, Inc
 SSGA Growth and Income ETF                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B         Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Victory Capital Management
                                              Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio -- Class B                   Subadviser: Wells Capital Management
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio -- Class B (formerly        Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II


            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class B                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class B                       consistent with preservation of capital.
 Brighthouse Asset Allocation 20            Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Artisan Mid Cap Value          Seeks long-term capital growth.
 Portfolio -- Class B
 Brighthouse/Dimensional International      Seeks long-term capital appreciation.
 Small Company Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Frontier Mid Cap Growth                    Seeks maximum capital appreciation.
 Portfolio -- Class B
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 MetLife Aggregate Bond Index               Seeks to track the performance of the
 Portfolio -- Class G                       Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 MetLife Mid Cap Stock Index                Seeks to track the performance of the
 Portfolio -- Class G                       Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the MSCI
 Portfolio -- Class G                       EAFE(R) Index.
 MetLife Russell 2000(R) Index              Seeks to track the performance of the Russell
 Portfolio -- Class G                       2000(R) Index.
 MetLife Stock Index Portfolio -- Class B   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class B
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio -- Class B       with preservation of capital and maintenance
                                            of liquidity.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 Baillie Gifford International Stock        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Artisan Mid Cap Value          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Artisan Partners Limited
                                            Partnership
 Brighthouse/Dimensional International      Brighthouse Investment Advisers, LLC
 Small Company Portfolio -- Class B         Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 Frontier Mid Cap Growth                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Frontier Capital Management
                                            Company, LLC
 Jennison Growth Portfolio -- Class B       Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Mid Cap Stock Index                Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife MSCI EAFE(R) Index                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Russell 2000(R) Index              Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Value Portfolio -- Class B          Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio -- Class B       Subadviser: Western Asset Management
                                            Company

                      This page intentionally left blank.

APPENDIX C

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.



A. GWB -  Annual Benefit Payment Continuing When Account Value Reaches Zero
   ------ -----------------------------------------------------------------


When you purchase a contract and elect the optional GWB rider:



o your initial Account Value is equal to your initial Purchase Payment;


o your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment;


o your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and


o your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits - Guaranteed Withdrawal Benefit (GWB)
  - GWB Rate Table").


The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount.



[GRAPHIC APPEARS HERE]





B. GWB -  Effect of an Excess Withdrawal
   ------ ------------------------------


A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."

As described in Example A above, if you do not take Excess Withdrawals, the GWB
                                        ------
rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.


If you do take an Excess Withdrawal, you will reduce the amount guaranteed be
       --
returned to you under the GWB rider. If you take an Excess Withdrawal, we will:



o reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;


o reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and


o reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.


These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.



C. GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals
   -----------------------------------------------------------------------


Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).

D. GWB -  How the Automatic Annual Step-Up Works
   ------ --------------------------------------


As described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.


Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals.


The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary.


Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX D

GUARANTEED LIFETIME WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


BENEFIT BASE


The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.


A. WITHDRAWALS


Withdrawals Prior to the Lifetime Withdrawal Age
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Withdrawals After the Lifetime Withdrawal Age
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.


The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.


The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


 If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 x 5%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


ILLUSTRATIVE GLWB EXAMPLE


The graph below is an illustration that incorporates several concepts of the GLWB rider.


Please note:
------------


o The graph assumes no withdrawals occur until after the Lifetime Withdrawal
Age.


o The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.


o The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.


o The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).


o The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX E

PRINCIPAL PROTECTION DEATH BENEFIT EXAMPLE

The investment results shown in the example below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLE BELOW DOES NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. All amounts are rounded to the nearest dollar.


The purpose of this example is to show how partial withdrawals reduce the standard death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2019              $100,000
   B    Account Value                                 10/1/2020              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2020           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2021              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2021              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2021              $  9,000
   G    Percentage Reduction in Account               10/2/2021                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2021              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2021           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2021              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2021 and 10/2/2021 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                                      AND


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


                                    CLASS S
                       (OFFERED ON AND AFTER MAY 2, 2016)

                           CLASS S - L SHARE OPTION
                       (OFFERED ON AND AFTER MAY 2, 2016)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 29, 2019, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2019.


SAI-0419BLNYS3
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  SERVICES.................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    3
  DISTRIBUTION.............................................    3
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    6
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  FINANCIAL STATEMENTS.....................................   12

COMPANY


Brighthouse Life Insurance Company of NY ("BLNY" or the "Company") is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. (Prior to February 12, 2001, the Company was known as First Cova Life Insurance Company, and prior to June 1, 1995, it was known as First Xerox Life Insurance Company.) BLNY is licensed to conduct business only in the State of New York.

BLNY is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company ("BLIC"). BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLNY's executive offices are located at 285 Madison Avenue, New York, NY 10017.


Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about
-----------------------------------------------------------------
August 4, 2017, MetLife, Inc. ("MetLife") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife and the Company on December 31, 2002. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.



SERVICES

BLNY maintains certain books and records of Brighthouse Variable Annuity Account B (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a transitional services agreement, MetLife Services and Solutions, LLC provides certain other administrative and recordkeeping services for the Contracts as well as other contracts issued by BLNY.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements and related financial statement schedules of Brighthouse Life Insurance Company of NY included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


CUSTODIAN

Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road,

Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.




                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2018        $51,344,997           $0
  2017        $39,562,157           $0
  2016        $28,067,892           $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2018 ranged from $0 to $925,602.* The amount of commissions paid to selected selling firms during 2018 ranged from $0 to $10,662,256. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2018 ranged from $17 to $11,229,852.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2018 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Advisor Group, Inc.

American Portfolios Financial Services, Inc
Ameriprise Financial Services, Inc.
AXA Network LLC

BB&T Investment Division of BB&T Securities, LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company

Cadaret Grant & Co., Inc
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.

Client One Securities LLC

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.

First Heartland Capital, Inc..
FMG Distributors, Inc.

Founders Financial Securities, LLC

FSC Securities Corporation
FTB Advisors, Inc.
H. Beck, Inc.

H. D. Vest Investment Services, Inc.

J.J.B Hilliard, W.L. Lyons, LLC

Independent Financial Group

Infinex Investments, Inc.
Investacorp, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott, LLC

J.W. Cole Financial, Inc.

Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.

Lincoln Investment Planning Inc.

LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Madison Avenue Securities, LLC
Market Synergy Group, Inc.

Merrill Lynch, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

NEXT Financial Group

Oppenheimer & Co., Inc.
Park Avenue Securities LLC

Parkland Securities, LLC
PFS Investments Inc.
Pioneer Investments
ProEquities, Inc.

Purshe Kaplan Sterling Investments, Inc.

Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management

Royal Alliance Associates, Inc.
SagePoint Financial, Inc.

Scuddder Investments

Securities America, Inc.

Securities Service Network
Sigma Financial Corporation

Signator Investors, Inc.
Simplicity Financial Services

Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.

The Investment Center, Inc.
The Leader's Group, Inc.

Triad Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.

United Planners Financial Services

ValMark Securities, Inc.
Voya Financial Advisors, Inc.

Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charge, GWB or GLWB rider charge. For purposes of calculating performance information, the GWB or GLWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable GWB or GLWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity

Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX

The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:


 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%

QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.


SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.

SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) OR TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) - GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) - NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental
Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan.

Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:


(1) IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000



(2)   SIMPLE: elective contribution: $13,000; catch-up contribution: $3,000



(3)   401(K): elective contribution: $19,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $19,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $19,000; catch-up contribution: $6,000

Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $56,000 and 100% of an employee's compensation for 2019.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account B
and Board of Directors of
Brighthouse Life Insurance Company of NY

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account B (the "Separate Account") of Brighthouse Life Insurance Company of NY (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                                                                                 STATEMENTS OF
   COMPRISING THE SEPARATE       STATEMENT OF                                                               CHANGES IN
           ACCOUNT                OPERATIONS                                                                NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global        For the year ended                                                       For the years ended
  Diversified Risk Sub-        December 31, 2018                                                        December 31, 2018
  Account                                                                                               and 2017



------------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global             For the year ended December 31, 2018 (commenced July 20, 2015 and began
  Allocation V.I. Sub-Account  transactions in 2018)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global        For the years ended December 31,
  Diversified Risk Sub-        2018, 2017, 2016, 2015, and the
  Account                      period from April 28, 2014
                               (commencement of operations)
                               through December 31, 2014

------------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global
  Allocation V.I. Sub-Account

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 2000.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                            AMERICAN FUNDS(R)
                                              AMERICAN FUNDS(R)      AMERICAN FUNDS(R)        GLOBAL SMALL        AMERICAN FUNDS(R)
                                                    BOND               GLOBAL GROWTH         CAPITALIZATION            GROWTH
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------   --------------------
ASSETS:
   Investments at fair value..............   $         8,850,711   $         21,025,816   $         4,080,509   $         44,466,859
   Due from Brighthouse Life Insurance
     Company of NY........................                    --                      6                     1                     21
                                             -------------------   --------------------   -------------------   --------------------
        Total Assets......................             8,850,711             21,025,822             4,080,510             44,466,880
                                             -------------------   --------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees...........................                    --                     12                    10                      4
   Due to Brighthouse Life Insurance
     Company of NY........................                     1                     --                    --                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Liabilities.................                     1                     12                    10                      4
                                             -------------------   --------------------   -------------------   --------------------

NET ASSETS................................   $         8,850,710   $         21,025,810   $         4,080,500   $         44,466,876
                                             ===================   ====================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         8,850,710   $         21,025,810   $         4,080,500   $         44,438,401
   Net assets from contracts in payout....                    --                     --                    --                 28,475
                                             -------------------   --------------------   -------------------   --------------------
        Total Net Assets..................   $         8,850,710   $         21,025,810   $         4,080,500   $         44,466,876
                                             ===================   ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                             BHFTI
                                                                                       AMERICAN FUNDS(R)           BHFTI
                                            AMERICAN FUNDS(R)      BHFTI AB GLOBAL         BALANCED          AMERICAN FUNDS(R)
                                              GROWTH-INCOME      DYNAMIC ALLOCATION       ALLOCATION         GROWTH ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         24,805,970  $       129,847,030  $        194,218,216  $        99,054,005
   Due from Brighthouse Life Insurance
     Company of NY......................                    14                    1                     2                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            24,805,984          129,847,031           194,218,218           99,054,005
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     4                   18                     2                   --
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     4                   18                     2                   --
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         24,805,980  $       129,847,013  $        194,218,216  $        99,054,005
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         24,780,415  $       129,845,543  $        194,178,422  $        99,054,005
   Net assets from contracts in payout..                25,565                1,470                39,794                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         24,805,980  $       129,847,013  $        194,218,216  $        99,054,005
                                          ====================  ===================  ====================  ===================


                                                  BHFTI                BHFTI               BHFTI AQR              BHFTI
                                            AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        GLOBAL RISK       BLACKROCK GLOBAL
                                                 GROWTH         MODERATE ALLOCATION        BALANCED        TACTICAL STRATEGIES
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        48,010,023  $         96,769,659  $       109,094,389  $        238,743,398
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     2                    1                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           48,010,023            96,769,661          109,094,390           238,743,399
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    5                    15                   28                    15
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    5                    15                   28                    15
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        48,010,018  $         96,769,646  $       109,094,362  $        238,743,384
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        48,010,018  $         96,726,649  $       109,093,198  $        238,743,384
   Net assets from contracts in payout..                   --                42,997                1,164                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        48,010,018  $         96,769,646  $       109,094,362  $        238,743,384
                                          ===================  ====================  ===================  ====================

                                                                       BHFTI
                                                  BHFTI             BRIGHTHOUSE
                                                BLACKROCK              ASSET
                                               HIGH YIELD         ALLOCATION 100
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        20,122,430  $         93,121,701
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1
                                          -------------------  --------------------
       Total Assets.....................           20,122,430            93,121,702
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   26                    18
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    --
                                          -------------------  --------------------
       Total Liabilities................                   27                    18
                                          -------------------  --------------------

NET ASSETS..............................  $        20,122,403  $         93,121,684
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        20,120,948  $         92,982,397
   Net assets from contracts in payout..                1,455               139,287
                                          -------------------  --------------------
       Total Net Assets.................  $        20,122,403  $         93,121,684
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                                              BHFTI               BHFTI
                                                  BHFTI                 BHFTI             BRIGHTHOUSE/        BRIGHTHOUSE/
                                               BRIGHTHOUSE           BRIGHTHOUSE        ABERDEEN EMERGING      EATON VANCE
                                              BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY       FLOATING RATE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        421,451,234  $         25,659,585  $        28,704,599  $         7,538,935
   Due from Brighthouse Life Insurance
     Company of NY......................                     3                     1                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................           421,451,237            25,659,586           28,704,599            7,538,935
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     7                    13                   20                    3
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                     7                    13                   21                    3
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        421,451,230  $         25,659,573  $        28,704,578  $         7,538,932
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        421,352,332  $         25,659,573  $        28,513,804  $         7,538,932
   Net assets from contracts in payout..                98,898                    --              190,774                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        421,451,230  $         25,659,573  $        28,704,578  $         7,538,932
                                          ====================  ====================  ===================  ===================

                                                  BHFTI                 BHFTI               BHFTI
                                              BRIGHTHOUSE/          BRIGHTHOUSE/        BRIGHTHOUSE/
                                              FRANKLIN LOW            TEMPLETON          WELLINGTON           BHFTI CLARION
                                                DURATION            INTERNATIONAL         LARGE CAP              GLOBAL
                                              TOTAL RETURN              BOND              RESEARCH             REAL ESTATE
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         16,098,204  $         2,518,431  $         1,485,755  $         18,205,250
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            16,098,204            2,518,431            1,485,755            18,205,250
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                   14                    8                    32
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    2                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    10                   14                   10                    33
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         16,098,194  $         2,518,417  $         1,485,745  $         18,205,217
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         16,098,194  $         2,518,417  $         1,485,745  $         18,193,720
   Net assets from contracts in payout..                    --                   --                   --                11,497
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         16,098,194  $         2,518,417  $         1,485,745  $         18,205,217
                                          ====================  ===================  ===================  ====================

                                                                   BHFTI FIDELITY
                                                  BHFTI          INSTITUTIONAL ASSET
                                               CLEARBRIDGE          MANAGEMENT(R)
                                               AGGRESSIVE            GOVERNMENT
                                                 GROWTH                INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         40,211,806  $         40,819,045
   Due from Brighthouse Life Insurance
     Company of NY......................                     5                    --
                                          --------------------  --------------------
        Total Assets....................            40,211,811            40,819,045
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    44                    23
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    44                    23
                                          --------------------  --------------------

NET ASSETS..............................  $         40,211,767  $         40,819,022
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         40,204,915  $         40,819,022
   Net assets from contracts in payout..                 6,852                    --
                                          --------------------  --------------------
        Total Net Assets................  $         40,211,767  $         40,819,022
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                  BHFTI            BHFTI INVESCO                             BHFTI INVESCO
                                             HARRIS OAKMARK        BALANCED-RISK         BHFTI INVESCO         SMALL CAP
                                              INTERNATIONAL         ALLOCATION             COMSTOCK             GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         44,695,536  $        39,391,904  $        29,916,600  $        23,721,029
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    1                    4                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            44,695,536           39,391,905           29,916,604           23,721,029
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    39                   14                   15                   40
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    39                   14                   15                   42
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         44,695,497  $        39,391,891  $        29,916,589  $        23,720,987
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,674,939  $        39,391,891  $        29,916,589  $        23,666,945
   Net assets from contracts in payout..                20,558                   --                   --               54,042
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         44,695,497  $        39,391,891  $        29,916,589  $        23,720,987
                                          ====================  ===================  ===================  ===================

                                                                       BHFTI                BHFTI
                                                 BHFTI               JPMORGAN             JPMORGAN               BHFTI
                                               JPMORGAN            GLOBAL ACTIVE          SMALL CAP          LOOMIS SAYLES
                                               CORE BOND            ALLOCATION              VALUE           GLOBAL MARKETS
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,623,106  $        61,598,706  $          3,434,704  $        16,345,801
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    1                    --                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           27,623,106           61,598,707             3,434,704           16,345,803
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   21                    24                   13
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                     3                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   --                   21                    27                   13
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        27,623,106  $        61,598,686  $          3,434,677  $        16,345,790
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,623,106  $        61,598,686  $          3,432,858  $        16,345,790
   Net assets from contracts in payout..                   --                   --                 1,819                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        27,623,106  $        61,598,686  $          3,434,677  $        16,345,790
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                                 METLIFE           BHFTI MFS(R)
                                               MULTI-INDEX           RESEARCH
                                              TARGETED RISK        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         44,448,260  $        25,834,611
   Due from Brighthouse Life Insurance
     Company of NY......................                     2                   --
                                          --------------------  -------------------
       Total Assets.....................            44,448,262           25,834,611
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    16                   40
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    16                   40
                                          --------------------  -------------------

NET ASSETS..............................  $         44,448,246  $        25,834,571
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         44,448,246  $        25,834,571
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         44,448,246  $        25,834,571
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                             BHFTI
                                                   BHFTI                BHFTI              PANAGORA               BHFTI
                                              MORGAN STANLEY         OPPENHEIMER            GLOBAL           PIMCO INFLATION
                                              MID CAP GROWTH        GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        10,359,725  $         3,478,853  $         3,847,858  $        55,026,077
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                    2                   --                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           10,359,725            3,478,855            3,847,858           55,026,078
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   20                   19                   32                    8
   Due to Brighthouse Life Insurance
     Company of NY........................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   21                   19                   32                    8
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        10,359,704  $         3,478,836  $         3,847,826  $        55,026,070
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        10,359,704  $         3,478,836  $         3,847,826  $        55,010,260
   Net assets from contracts in payout....                   --                   --                   --               15,810
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        10,359,704  $         3,478,836  $         3,847,826  $        55,026,070
                                            ===================  ===================  ===================  ===================

                                                                         BHFTI
                                                    BHFTI              SCHRODERS           BHFTI SSGA
                                                    PIMCO               GLOBAL             GROWTH AND           BHFTI SSGA
                                                TOTAL RETURN          MULTI-ASSET          INCOME ETF           GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       124,952,136  $        43,309,599  $        79,002,396  $        42,553,683
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                    2                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          124,952,136           43,309,601           79,002,397           42,553,683
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   32                   21                   15                   14
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   32                   21                   15                   14
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       124,952,104  $        43,309,580  $        79,002,382  $        42,553,669
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       124,908,006  $        43,309,580  $        78,798,117  $        42,553,669
   Net assets from contracts in payout....               44,098                   --              204,265                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       124,952,104  $        43,309,580  $        79,002,382  $        42,553,669
                                            ===================  ===================  ===================  ===================


                                                BHFTI T. ROWE        BHFTI T. ROWE
                                                 PRICE LARGE           PRICE MID
                                                  CAP VALUE           CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        48,727,969  $        41,420,647
   Due from Brighthouse Life Insurance
     Company of NY........................                   12                   --
                                            -------------------  -------------------
       Total Assets.......................           48,727,981           41,420,647
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   27                   12
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   27                   12
                                            -------------------  -------------------

NET ASSETS................................  $        48,727,954  $        41,420,635
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        48,717,991  $        41,390,328
   Net assets from contracts in payout....                9,963               30,307
                                            -------------------  -------------------
       Total Net Assets...................  $        48,727,954  $        41,420,635
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                     BHFTI WELLS         BHFTII BAILLIE
                                              BHFTI VICTORY            CAPITAL               GIFFORD               BHFTII
                                              SYCAMORE MID           MANAGEMENT           INTERNATIONAL           BLACKROCK
                                                CAP VALUE           MID CAP VALUE             STOCK              BOND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         15,744,281  $         17,592,224  $         12,270,610  $          8,806,032
   Due from Brighthouse Life Insurance
     Company of NY......................                     4                    --                    --                    22
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            15,744,285            17,592,224            12,270,610             8,806,054
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    19                    10                     5                    18
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    19                    10                     5                    18
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         15,744,266  $         17,592,214  $         12,270,605  $          8,806,036
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         15,744,266  $         17,585,865  $         12,270,605  $          8,806,036
   Net assets from contracts in payout..                    --                 6,349                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         15,744,266  $         17,592,214  $         12,270,605  $          8,806,036
                                          ====================  ====================  ====================  ====================

                                                 BHFTII                BHFTII               BHFTII              BHFTII
                                                BLACKROCK             BLACKROCK           BRIGHTHOUSE         BRIGHTHOUSE
                                                 CAPITAL             ULTRA-SHORT             ASSET               ASSET
                                              APPRECIATION            TERM BOND          ALLOCATION 20       ALLOCATION 40
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          2,291,532  $        49,931,620  $         7,821,095  $       290,842,068
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   55                    1                    3
                                          --------------------  -------------------  -------------------  -------------------
        Total Assets....................             2,291,533           49,931,675            7,821,096          290,842,071
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    31                   48                   22                    9
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
        Total Liabilities...............                    31                   48                   22                    9
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $          2,291,502  $        49,931,627  $         7,821,074  $       290,842,062
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,291,502  $        49,929,630  $         7,821,074  $       290,685,889
   Net assets from contracts in payout..                    --                1,997                   --              156,173
                                          --------------------  -------------------  -------------------  -------------------
        Total Net Assets................  $          2,291,502  $        49,931,627  $         7,821,074  $       290,842,062
                                          ====================  ===================  ===================  ===================

                                                BHFTII                BHFTII
                                              BRIGHTHOUSE           BRIGHTHOUSE
                                                 ASSET                 ASSET
                                             ALLOCATION 60         ALLOCATION 80
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       455,683,005  $        350,798,342
   Due from Brighthouse Life Insurance
     Company of NY......................                    2                     3
                                          -------------------  --------------------
        Total Assets....................          455,683,007           350,798,345
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   18                    32
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                   18                    32
                                          -------------------  --------------------

NET ASSETS..............................  $       455,682,989  $        350,798,313
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       455,539,321  $        350,670,324
   Net assets from contracts in payout..              143,668               127,989
                                          -------------------  --------------------
        Total Net Assets................  $       455,682,989  $        350,798,313
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                       BHFTII               BHFTII
                                                   BHFTII           BRIGHTHOUSE/         BRIGHTHOUSE/
                                                BRIGHTHOUSE/         DIMENSIONAL          WELLINGTON             BHFTII
                                                   ARTISAN          INTERNATIONAL         CORE EQUITY           FRONTIER
                                                MID CAP VALUE       SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        11,443,186  $         4,778,590  $        70,656,742  $         7,109,715
   Due from Brighthouse Life Insurance
     Company of NY........................                   53                    1                   19                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           11,443,239            4,778,591           70,656,761            7,109,719
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   10                    8                   63                    8
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   10                    8                   63                    8
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        11,443,229  $         4,778,583  $        70,656,698  $         7,109,711
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,443,229  $         4,748,025  $        70,644,068  $         7,109,711
   Net assets from contracts in payout....                   --               30,558               12,630                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        11,443,229  $         4,778,583  $        70,656,698  $         7,109,711
                                            ===================  ===================  ===================  ===================


                                                                                            BHFTII               BHFTII
                                                                        BHFTII           LOOMIS SAYLES           METLIFE
                                                   BHFTII            LOOMIS SAYLES         SMALL CAP            AGGREGATE
                                               JENNISON GROWTH      SMALL CAP CORE          GROWTH             BOND INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        43,831,654  $           681,021  $           451,279  $        16,435,935
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   11                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           43,831,654              681,032              451,279           16,435,935
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   22                    3                   17                   25
   Due to Brighthouse Life Insurance
     Company of NY........................                    1                   --                    2                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   23                    3                   19                   25
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        43,831,631  $           681,029  $           451,260  $        16,435,910
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        43,816,831  $           681,029  $           451,260  $        16,435,910
   Net assets from contracts in payout....               14,800                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        43,831,631  $           681,029  $           451,260  $        16,435,910
                                            ===================  ===================  ===================  ===================




                                              BHFTII METLIFE       BHFTII METLIFE
                                            MID CAP STOCK INDEX  MSCI EAFE(R) INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $        7,240,475   $        6,606,012
   Due from Brighthouse Life Insurance
     Company of NY........................                   2                   --
                                            -------------------  ------------------
       Total Assets.......................           7,240,477            6,606,012
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                  10                    6
   Due to Brighthouse Life Insurance
     Company of NY........................                  --                   --
                                            -------------------  ------------------
       Total Liabilities..................                  10                    6
                                            -------------------  ------------------

NET ASSETS................................  $        7,240,467   $        6,606,006
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        7,240,467   $        6,606,006
   Net assets from contracts in payout....                  --                   --
                                            -------------------  ------------------
       Total Net Assets...................  $        7,240,467   $        6,606,006
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018




                                               BHFTII METLIFE         BHFTII METLIFE          BHFTII               BHFTII
                                            RUSSELL 2000(R) INDEX       STOCK INDEX     MFS(R) TOTAL RETURN     MFS(R) VALUE
                                                 SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         9,215,145    $        46,327,627  $         6,561,040  $        19,648,453
   Due from Brighthouse Life Insurance
     Company of NY........................                    1                     11                   36                    1
                                            ---------------------  -------------------  -------------------  -------------------
       Total Assets.......................            9,215,146             46,327,638            6,561,076           19,648,454
                                            ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   14                      5                   19                   21
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                     --                   --                   --
                                            ---------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   14                      5                   19                   21
                                            ---------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         9,215,132    $        46,327,633  $         6,561,057  $        19,648,433
                                            =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,153,935    $        46,281,972  $         6,561,057  $        19,623,774
   Net assets from contracts in payout....               61,197                 45,661                   --               24,659
                                            ---------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         9,215,132    $        46,327,633  $         6,561,057  $        19,648,433
                                            =====================  ===================  ===================  ===================


                                                                        BHFTII               BHFTII            BHFTII VANECK
                                              BHFTII NEUBERGER       T. ROWE PRICE        T. ROWE PRICE       GLOBAL NATURAL
                                               BERMAN GENESIS      LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        10,646,053  $        26,765,263  $           400,888  $         3,479,032
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                    2                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           10,646,053           26,765,265              400,888            3,479,032
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   15                    7                   13                   10
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                    1                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   15                    7                   14                   11
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        10,646,038  $        26,765,258  $           400,874  $         3,479,021
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        10,625,911  $        26,765,258  $           400,874  $         3,479,021
   Net assets from contracts in payout....               20,127                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        10,646,038  $        26,765,258  $           400,874  $         3,479,021
                                            ===================  ===================  ===================  ===================

                                              BHFTII WESTERN
                                             ASSET MANAGEMENT      BHFTII WESTERN
                                              STRATEGIC BOND      ASSET MANAGEMENT
                                               OPPORTUNITIES       U.S. GOVERNMENT
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        64,242,132  $        25,701,094
   Due from Brighthouse Life Insurance
     Company of NY........................                    6                    2
                                            -------------------  -------------------
       Total Assets.......................           64,242,138           25,701,096
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   54                   19
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   54                   19
                                            -------------------  -------------------

NET ASSETS................................  $        64,242,084  $        25,701,077
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        64,230,698  $        25,679,880
   Net assets from contracts in payout....               11,386               21,197
                                            -------------------  -------------------
       Total Net Assets...................  $        64,242,084  $        25,701,077
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                            BLACKROCK GLOBAL       FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                             ALLOCATION V.I.         CONTRAFUND          EQUITY-INCOME            MID CAP
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $            197,774  $        17,097,854  $             36,479  $        12,632,646
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    6                    --                    3
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................               197,774           17,097,860                36,479           12,632,649
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     6                    8                    13                    2
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                   --                     2                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     7                    8                    15                    2
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $            197,767  $        17,097,852  $             36,464  $        12,632,647
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            197,767  $        17,097,852  $             36,464  $        12,632,647
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $            197,767  $        17,097,852  $             36,464  $        12,632,647
                                          ====================  ===================  ====================  ===================

                                             FTVIPT FRANKLIN      FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                               INCOME VIP        MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        18,485,748  $          2,885,960  $         3,044,435   $         10,188,375
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                    --                   --                     --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................           18,485,749             2,885,960            3,044,435             10,188,375
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    1                     8                   13                     14
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                   --                      1
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    1                     8                   13                     15
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        18,485,748  $          2,885,952  $         3,044,422   $         10,188,360
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        18,485,748  $          2,885,952  $         3,044,422   $         10,176,390
   Net assets from contracts in payout..                   --                    --                   --                 11,970
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        18,485,748  $          2,885,952  $         3,044,422   $         10,188,360
                                          ===================  ====================  ====================  ====================

                                           FTVIPT TEMPLETON        INVESCO V.I.
                                            GLOBAL BOND VIP      EQUITY AND INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         9,876,870  $         15,704,633
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                     2
                                          -------------------  --------------------
       Total Assets.....................            9,876,871            15,704,635
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    9                    --
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                    9                    --
                                          -------------------  --------------------

NET ASSETS..............................  $         9,876,862  $         15,704,635
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,876,862  $         15,704,635
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $         9,876,862  $         15,704,635
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                         LMPVET                LMPVET                LMPVET
                                                INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $         8,360,174   $        15,342,845   $       22,409,031   $        12,903,863
   Due from Brighthouse Life Insurance
     Company of NY........................                     2                     3                   --                     2
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................             8,360,176            15,342,848           22,409,031            12,903,865
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                     6                    22                   --                    10
   Due to Brighthouse Life Insurance
     Company of NY........................                    --                    --                   12                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                     6                    22                   12                    10
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $         8,360,170   $        15,342,826   $       22,409,019   $        12,903,855
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         8,360,170   $        15,321,710   $       22,409,019   $        12,903,855
   Net assets from contracts in payout....                    --                21,116                   --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $         8,360,170   $        15,342,826   $       22,409,019   $        12,903,855
                                            ====================  ====================  ====================  ====================

                                                   LMPVET                LMPVET                LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE      QS VARIABLE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH    CONSERVATIVE GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............   $           213,775   $          378,426   $         4,475,144   $         1,917,383
   Due from Brighthouse Life Insurance
     Company of NY........................                    --                   --                     2                    --
                                            --------------------  --------------------  --------------------  -------------------
       Total Assets.......................               213,775              378,426             4,475,146             1,917,383
                                            --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    20                   18                     9                     8
   Due to Brighthouse Life Insurance
     Company of NY........................                     1                    1                    --                    --
                                            --------------------  --------------------  --------------------  -------------------
       Total Liabilities..................                    21                   19                     9                     8
                                            --------------------  --------------------  --------------------  -------------------

NET ASSETS................................   $           213,754   $          378,407   $         4,475,137   $         1,917,375
                                            ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           206,841   $          378,407   $         4,475,137   $         1,917,375
   Net assets from contracts in payout....                 6,913                   --                    --                    --
                                            --------------------  --------------------  --------------------  -------------------
       Total Net Assets...................   $           213,754   $          378,407   $         4,475,137   $         1,917,375
                                            ====================  ====================  ====================  ===================

                                                                       LMPVET
                                                  LMPVET             QS VARIABLE
                                            QS VARIABLE GROWTH     MODERATE GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $         1,003,946  $           32,812
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................            1,003,946              32,812
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                    5                   9
   Due to Brighthouse Life Insurance
     Company of NY........................                    1                   1
                                            -------------------  ------------------
       Total Liabilities..................                    6                  10
                                            -------------------  ------------------

NET ASSETS................................  $         1,003,940  $           32,802
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,003,940  $           32,802
   Net assets from contracts in payout....                   --                  --
                                            -------------------  ------------------
       Total Net Assets...................  $         1,003,940  $           32,802
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                             LMPVIT WESTERN
                                             ASSET VARIABLE         OPPENHEIMER
                                               GLOBAL HIGH        VA MAIN STREET          PIMCO VIT             PIMCO VIT
                                               YIELD BOND            SMALL CAP           HIGH YIELD           LOW DURATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,196,704  $          3,142,181  $            99,211  $            44,032
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            7,196,704             3,142,182               99,211               44,032
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   22                     8                   13                   11
   Due to Brighthouse Life Insurance
     Company of NY......................                    2                    --                    1                    1
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   24                     8                   14                   12
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         7,196,680  $          3,142,174  $            99,197  $            44,020
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,196,680  $          3,142,174  $            99,197  $            44,020
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         7,196,680  $          3,142,174  $            99,197  $            44,020
                                          ===================  ====================  ===================  ===================



                                               PIONEER VCT          PIONEER VCT           PUTNAM VT             PUTNAM VT
                                              MID CAP VALUE     REAL ESTATE SHARES      EQUITY INCOME      SUSTAINABLE LEADERS
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,745,912  $             11,015  $            75,070  $           214,888
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................            1,745,912                11,015               75,070              214,888
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   15                     7                   10                   --
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                     2                    2                    1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   16                     9                   12                    1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         1,745,896  $             11,006  $            75,058  $           214,887
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,745,896  $             11,006  $            75,058  $           214,887
   Net assets from contracts in payout..                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $         1,745,896  $             11,006  $            75,058  $           214,887
                                          ===================  ====================  ===================  ====================


                                                                      RUSSELL
                                           RUSSELL GLOBAL REAL     INTERNATIONAL
                                            ESTATE SECURITIES    DEVELOPED MARKETS
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $              8,042  $            11,955
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................                 8,042               11,955
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     4                    3
   Due to Brighthouse Life Insurance
     Company of NY......................                     2                    2
                                          --------------------  -------------------
       Total Liabilities................                     6                    5
                                          --------------------  -------------------

NET ASSETS..............................  $              8,036  $            11,950
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              8,036  $            11,950
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $              8,036  $            11,950
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                                                                   TAP 1919
                                                                        RUSSELL               RUSSELL          VARIABLE SOCIALLY
                                                 RUSSELL            U.S. SMALL CAP        U.S. STRATEGIC          RESPONSIVE
                                             STRATEGIC BOND             EQUITY                EQUITY               BALANCED
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              23,743  $              4,214  $             47,947  $             14,663
   Due from Brighthouse Life Insurance
     Company of NY......................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................                 23,743                 4,214                47,947                14,663
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      5                     5                     3                    10
   Due to Brighthouse Life Insurance
     Company of NY......................                      1                     2                     1                     2
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                      6                     7                     4                    12
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              23,737  $              4,207  $             47,943  $             14,651
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              23,737  $              4,207  $             47,943  $             14,651
   Net assets from contracts in payout..                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              23,737  $              4,207  $             47,943  $             14,651
                                          =====================  ====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                      AMERICAN FUNDS(R)
                                              AMERICAN FUNDS(R)   AMERICAN FUNDS(R)     GLOBAL SMALL      AMERICAN FUNDS(R)
                                                    BOND            GLOBAL GROWTH      CAPITALIZATION          GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $          215,216  $          161,229  $            3,919  $          218,424
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              99,774             318,856              46,322             670,906
      Administrative charges...............              22,515              62,737              12,225             134,073
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................             122,289             381,593              58,547             804,979
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....              92,927           (220,364)            (54,628)           (586,555)
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              12,389           1,722,659             219,507           5,327,482
      Realized gains (losses) on sale of
        investments........................            (51,118)             840,470             162,560           2,588,829
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......            (38,729)           2,563,129             382,067           7,916,311
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           (255,422)         (4,717,962)           (843,630)         (7,354,269)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (294,151)         (2,154,833)           (461,563)             562,042
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (201,224)  $      (2,375,197)  $        (516,191)  $         (24,513)
                                             ==================  ==================  ==================  ==================

                                                                                               BHFTI
                                                                                         AMERICAN FUNDS(R)          BHFTI
                                               AMERICAN FUNDS(R)     BHFTI AB GLOBAL         BALANCED         AMERICAN FUNDS(R)
                                                 GROWTH-INCOME     DYNAMIC ALLOCATION       ALLOCATION        GROWTH ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           387,751  $         2,398,727  $         3,163,603  $         1,365,288
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              385,718            1,761,413            2,848,569            1,542,173
      Administrative charges...............               72,348              363,498              543,211              282,206
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              458,066            2,124,911            3,391,780            1,824,379
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (70,315)              273,816            (228,177)            (459,091)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,970,410              581,869           11,518,759            6,533,876
      Realized gains (losses) on sale of
        investments........................              968,286            2,203,611            2,701,828            1,841,035
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,938,696            2,785,480           14,220,587            8,374,911
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,539,603)         (15,235,383)         (25,853,258)         (15,587,980)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (600,907)         (12,449,903)         (11,632,671)          (7,213,069)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (671,222)  $      (12,176,087)  $      (11,860,848)  $       (7,672,160)
                                             ===================  ===================  ===================  ===================


                                                     BHFTI                BHFTI
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                    GROWTH         MODERATE ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           204,382  $         1,832,509
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              717,677            1,418,239
      Administrative charges...............              132,585              265,535
                                             -------------------  --------------------
        Total expenses.....................              850,262            1,683,774
                                             -------------------  --------------------
          Net investment income (loss).....            (645,880)              148,735
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,322,956            5,114,459
      Realized gains (losses) on sale of
        investments........................            1,536,918              636,004
                                             -------------------  --------------------
          Net realized gains (losses)......            8,859,874            5,750,463
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,852,208)         (10,920,333)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                7,666          (5,169,870)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (638,214)  $       (5,021,135)
                                             ===================  ====================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                                    BHFTI
                                                  BHFTI AQR              BHFTI                BHFTI              BRIGHTHOUSE
                                                 GLOBAL RISK       BLACKROCK GLOBAL         BLACKROCK               ASSET
                                                  BALANCED        TACTICAL STRATEGIES      HIGH YIELD          ALLOCATION 100
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           466,822  $         3,777,565  $           951,180  $         1,110,086
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,475,136            3,253,989              266,141            1,539,579
      Administrative charges...............              305,608              668,947               49,497              274,478
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,780,744            3,922,936              315,638            1,814,057
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,313,922)            (145,371)              635,542            (703,971)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           11,297,080           18,912,840                   --            3,929,865
      Realized gains (losses) on sale of
        investments........................          (2,663,559)              479,534            (134,886)            1,899,395
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            8,633,521           19,392,374            (134,886)            5,829,260
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (16,757,875)         (41,976,110)          (1,424,920)         (17,315,601)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (8,124,354)         (22,583,736)          (1,559,806)         (11,486,341)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (9,438,276)  $      (22,729,107)  $         (924,264)  $      (12,190,312)
                                             ===================  ===================  ===================  ===================


                                                                                               BHFTI                BHFTI
                                                    BHFTI                BHFTI             BRIGHTHOUSE/         BRIGHTHOUSE/
                                                 BRIGHTHOUSE          BRIGHTHOUSE        ABERDEEN EMERGING       EATON VANCE
                                                BALANCED PLUS       SMALL CAP VALUE       MARKETS EQUITY        FLOATING RATE
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         7,733,893  $           325,452  $           785,785  $           251,733
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,519,059              445,453              410,059               93,410
      Administrative charges...............            1,161,994               79,276               76,052               17,551
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            6,681,053              524,729              486,111              110,961
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,052,840            (199,277)              299,674              140,772
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           39,734,848            1,710,608                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,718,164              543,794              287,418              (1,388)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           41,453,012            2,254,402              287,418              (1,388)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (82,894,600)          (7,059,597)          (5,564,910)            (261,485)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (41,441,588)          (4,805,195)          (5,277,492)            (262,873)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (40,388,748)  $       (5,004,472)  $       (4,977,818)  $         (122,101)
                                             ===================  ===================  ===================  ===================

                                                     BHFTI                BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/
                                                 FRANKLIN LOW           TEMPLETON
                                                   DURATION           INTERNATIONAL
                                                 TOTAL RETURN             BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           275,623  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              210,590               35,229
      Administrative charges...............               39,915                6,916
                                             -------------------  -------------------
        Total expenses.....................              250,505               42,145
                                             -------------------  -------------------
          Net investment income (loss).....               25,118             (42,145)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (122,714)             (81,871)
                                             -------------------  -------------------
          Net realized gains (losses)......            (122,714)             (81,871)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (87,582)              110,130
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (210,296)               28,259
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (185,178)  $          (13,886)
                                             ===================  ===================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                    BHFTI
                                                BRIGHTHOUSE/                                BHFTI                 BHFTI
                                                 WELLINGTON         BHFTI CLARION        CLEARBRIDGE     FIDELITY INSTITUTIONAL
                                                  LARGE CAP            GLOBAL            AGGRESSIVE        ASSET MANAGEMENT(R)
                                                  RESEARCH           REAL ESTATE           GROWTH           GOVERNMENT INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ----------------------
INVESTMENT INCOME:
      Dividends............................  $           14,882  $        1,212,235  $          281,474    $        1,202,161
                                             ------------------  ------------------  ------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              24,789             278,151             676,311               502,546
      Administrative charges...............               4,271              51,362             119,572               107,743
                                             ------------------  ------------------  ------------------  ----------------------
        Total expenses.....................              29,060             329,513             795,883               610,289
                                             ------------------  ------------------  ------------------  ----------------------
          Net investment income (loss).....            (14,178)             882,722           (514,409)               591,872
                                             ------------------  ------------------  ------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             196,283                  --           2,232,804                    --
      Realized gains (losses) on sale of
        investments........................              75,727              31,095           3,042,538             (340,383)
                                             ------------------  ------------------  ------------------  ----------------------
          Net realized gains (losses)......             272,010              31,095           5,275,342             (340,383)
                                             ------------------  ------------------  ------------------  ----------------------
      Change in unrealized gains (losses)
        on investments.....................           (379,727)         (3,046,893)         (8,200,807)             (979,773)
                                             ------------------  ------------------  ------------------  ----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (107,717)         (3,015,798)         (2,925,465)           (1,320,156)
                                             ------------------  ------------------  ------------------  ----------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (121,895)  $      (2,133,076)  $      (3,439,874)    $        (728,284)
                                             ==================  ==================  ==================  ======================



                                                     BHFTI            BHFTI INVESCO                             BHFTI INVESCO
                                                HARRIS OAKMARK        BALANCED-RISK        BHFTI INVESCO          SMALL CAP
                                                 INTERNATIONAL         ALLOCATION            COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           923,312  $           510,963  $           231,719  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              758,794              524,605              459,042              382,426
      Administrative charges...............              136,423              109,007               92,757               69,036
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              895,217              633,612              551,799              451,462
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               28,095            (122,649)            (320,080)            (451,462)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,231,523            3,429,512            2,773,816            3,568,076
      Realized gains (losses) on sale of
        investments........................              376,082            (385,712)            1,484,292              240,253
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,607,605            3,043,800            4,258,108            3,808,329
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (17,435,128)          (6,363,324)          (8,562,221)          (5,914,453)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (14,827,523)          (3,319,524)          (4,304,113)          (2,106,124)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (14,799,428)  $       (3,442,173)  $       (4,624,193)  $       (2,557,586)
                                             ===================  ===================  ===================  ===================


                                                                          BHFTI
                                                     BHFTI              JPMORGAN
                                                   JPMORGAN           GLOBAL ACTIVE
                                                   CORE BOND           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           777,264  $         1,049,664
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              398,004              752,254
      Administrative charges...............               72,780              165,083
                                             -------------------  -------------------
        Total expenses.....................              470,784              917,337
                                             -------------------  -------------------
          Net investment income (loss).....              306,480              132,327
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            3,526,648
      Realized gains (losses) on sale of
        investments........................            (216,028)              317,328
                                             -------------------  -------------------
          Net realized gains (losses)......            (216,028)            3,843,976
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (602,305)          (9,681,892)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (818,333)          (5,837,916)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (511,853)  $       (5,705,589)
                                             ===================  ===================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                    BHFTI                                    BHFTI
                                                  JPMORGAN               BHFTI              METLIFE           BHFTI MFS(R)
                                                  SMALL CAP          LOOMIS SAYLES        MULTI-INDEX           RESEARCH
                                                    VALUE           GLOBAL MARKETS       TARGETED RISK        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           53,942  $           343,606  $           887,656  $          585,408
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              59,850              265,215              587,625             420,177
      Administrative charges...............              10,322               47,308              125,046              75,842
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................              70,172              312,523              712,671             496,019
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....            (16,230)               31,083              174,985              89,389
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             240,323            1,183,418            3,284,717                  --
      Realized gains (losses) on sale of
        investments........................              65,024              915,562               36,587             413,209
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......             305,347            2,098,980            3,321,304             413,209
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           (889,169)          (3,287,314)          (7,788,440)         (5,223,955)
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (583,822)          (1,188,334)          (4,467,136)         (4,810,746)
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (600,052)  $       (1,157,251)  $       (4,292,151)  $      (4,721,357)
                                             ==================  ===================  ===================  ==================

                                                                                             BHFTI
                                                    BHFTI                BHFTI             PANAGORA               BHFTI
                                               MORGAN STANLEY         OPPENHEIMER           GLOBAL           PIMCO INFLATION
                                               MID CAP GROWTH        GLOBAL EQUITY     DIVERSIFIED RISK      PROTECTED BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $            41,673  $                --  $          951,322
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             148,164               48,074               50,067             824,715
      Administrative charges...............              30,679               10,558               10,439             150,984
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             178,843               58,632               60,506             975,699
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....           (178,843)             (16,959)             (60,506)            (24,377)
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           2,329,801              394,611              306,575                  --
      Realized gains (losses) on sale of
        investments........................           1,149,965              196,376              (2,486)           (964,296)
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           3,479,766              590,987              304,089           (964,296)
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (2,068,817)          (1,141,432)            (632,193)         (1,462,065)
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           1,410,949            (550,445)            (328,104)         (2,426,361)
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,232,106  $         (567,404)  $         (388,610)  $      (2,450,738)
                                             ==================  ===================  ===================  ==================

                                                                         BHFTI
                                                     BHFTI             SCHRODERS
                                                     PIMCO              GLOBAL
                                                 TOTAL RETURN         MULTI-ASSET
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         1,796,079  $          678,139
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,790,270             480,760
      Administrative charges...............              334,010             101,947
                                             -------------------  ------------------
        Total expenses.....................            2,124,280             582,707
                                             -------------------  ------------------
          Net investment income (loss).....            (328,201)              95,432
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           2,278,546
      Realized gains (losses) on sale of
        investments........................            (888,004)              84,931
                                             -------------------  ------------------
          Net realized gains (losses)......            (888,004)           2,363,477
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,370,100)         (6,858,613)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,258,104)         (4,495,136)
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,586,305)  $      (4,399,704)
                                             ===================  ==================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                 BHFTI SSGA                              BHFTI T. ROWE        BHFTI T. ROWE
                                                 GROWTH AND           BHFTI SSGA          PRICE LARGE           PRICE MID
                                                 INCOME ETF           GROWTH ETF           CAP VALUE           CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        2,035,622  $           974,911  $           974,946  $               --
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,147,832              607,580              750,547             637,441
      Administrative charges...............             221,535              121,911              136,691             115,383
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................           1,369,367              729,491              887,238             752,824
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             666,255              245,420               87,708           (752,824)
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           3,886,832            2,754,690            5,174,316           6,479,846
      Realized gains (losses) on sale of
        investments........................             859,499              506,123              883,826             815,504
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           4,746,331            3,260,813            6,058,142           7,295,350
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (12,265,960)          (8,298,456)         (11,819,726)         (7,951,303)
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (7,519,629)          (5,037,643)          (5,761,584)           (655,953)
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (6,853,374)  $       (4,792,223)  $       (5,673,876)  $      (1,408,777)
                                             ==================  ===================  ===================  ==================

                                                                      BHFTI WELLS       BHFTII BAILLIE
                                                BHFTI VICTORY           CAPITAL             GIFFORD              BHFTII
                                                SYCAMORE MID          MANAGEMENT         INTERNATIONAL          BLACKROCK
                                                  CAP VALUE          MID CAP VALUE           STOCK             BOND INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $          103,676  $           204,964  $           131,470  $          287,172
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             244,352              294,389              197,461             107,176
      Administrative charges...............              46,771               53,441               36,201              21,870
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             291,123              347,830              233,662             129,046
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....           (187,447)            (142,866)            (102,192)             158,126
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           3,296,297            1,831,009                   --                  --
      Realized gains (losses) on sale of
        investments........................             310,926            (340,226)              504,760            (63,344)
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           3,607,223            1,490,783              504,760            (63,344)
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,426,300)          (4,456,455)          (3,158,417)           (269,678)
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (1,819,077)          (2,965,672)          (2,653,657)           (333,022)
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (2,006,524)  $       (3,108,538)  $       (2,755,849)  $        (174,896)
                                             ==================  ===================  ===================  ==================

                                                    BHFTII              BHFTII
                                                   BLACKROCK           BLACKROCK
                                                    CAPITAL           ULTRA-SHORT
                                                 APPRECIATION          TERM BOND
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $             2,024  $          333,115
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               26,127             623,666
      Administrative charges...............                4,447             114,764
                                             -------------------  ------------------
        Total expenses.....................               30,574             738,430
                                             -------------------  ------------------
          Net investment income (loss).....             (28,550)           (405,315)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              224,181               2,586
      Realized gains (losses) on sale of
        investments........................               78,907             164,855
                                             -------------------  ------------------
          Net realized gains (losses)......              303,088             167,441
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (287,698)             208,218
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               15,390             375,659
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (13,160)  $         (29,656)
                                             ===================  ==================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    BHFTII               BHFTII               BHFTII                BHFTII
                                                  BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE
                                                     ASSET                ASSET                ASSET                 ASSET
                                                 ALLOCATION 20        ALLOCATION 40        ALLOCATION 60         ALLOCATION 80
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           174,227  $          6,664,831  $         8,381,229  $         5,396,914
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              103,925             4,453,625            6,696,393            5,738,603
      Administrative charges...............               19,581               833,048            1,285,395            1,033,327
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              123,506             5,286,673            7,981,788            6,771,930
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               50,721             1,378,158              399,441          (1,375,016)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              102,749            10,082,693           19,515,712           18,395,934
      Realized gains (losses) on sale of
        investments........................             (43,771)           (2,723,240)          (1,102,203)              710,817
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......               58,978             7,359,453           18,413,509           19,106,751
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (427,920)          (27,581,400)         (56,288,875)         (54,757,784)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (368,942)          (20,221,947)         (37,875,366)         (35,651,033)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (318,221)  $       (18,843,789)  $      (37,475,925)  $      (37,026,049)
                                             ===================  ====================  ===================  ===================

                                                                         BHFTII               BHFTII
                                                   BHFTII             BRIGHTHOUSE/         BRIGHTHOUSE/
                                                BRIGHTHOUSE/           DIMENSIONAL          WELLINGTON             BHFTII
                                                   ARTISAN            INTERNATIONAL         CORE EQUITY           FRONTIER
                                                MID CAP VALUE         SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            52,007  $           138,706  $          1,305,458  $                --
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              193,460               73,990             1,074,951              116,124
      Administrative charges...............               34,494               13,959               200,899               20,936
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              227,954               87,949             1,275,850              137,060
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (175,947)               50,757                29,608            (137,060)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              755,043              390,418             4,292,472            1,010,372
      Realized gains (losses) on sale of
        investments........................              241,317               15,755             1,209,460              153,090
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              996,360              406,173             5,501,932            1,163,462
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,795,800)          (1,744,604)           (6,496,741)          (1,552,004)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,799,440)          (1,338,431)             (994,809)            (388,542)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,975,387)  $       (1,287,674)  $          (965,201)  $         (525,602)
                                             ===================  ===================  ====================  ===================



                                                                         BHFTII
                                                    BHFTII            LOOMIS SAYLES
                                                JENNISON GROWTH      SMALL CAP CORE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            57,318  $                 --
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              686,218                12,874
      Administrative charges...............              124,904                 2,071
                                             -------------------  --------------------
        Total expenses.....................              811,122                14,945
                                             -------------------  --------------------
          Net investment income (loss).....            (753,804)              (14,945)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,335,440                89,025
      Realized gains (losses) on sale of
        investments........................            2,508,980                12,927
                                             -------------------  --------------------
          Net realized gains (losses)......            9,844,420               101,952
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (9,187,429)             (183,733)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              656,991              (81,781)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (96,813)  $           (96,726)
                                             ===================  ====================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                   BHFTII               BHFTII
                                                LOOMIS SAYLES           METLIFE
                                                  SMALL CAP            AGGREGATE         BHFTII METLIFE        BHFTII METLIFE
                                                   GROWTH             BOND INDEX       MID CAP STOCK INDEX   MSCI EAFE(R) INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           474,554  $           82,633   $           195,579
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                5,099              216,720             113,766                94,756
      Administrative charges...............                1,333               42,183              20,949                17,820
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                6,432              258,903             134,715               112,576
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (6,432)              215,651            (52,082)                83,003
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               72,591                   --             701,964                    --
      Realized gains (losses) on sale of
        investments........................               36,257            (161,698)             192,612               162,456
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              108,848            (161,698)             894,576               162,456
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (97,544)            (417,432)         (1,887,468)           (1,391,421)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               11,304            (579,130)           (992,892)           (1,228,965)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             4,872  $         (363,479)  $      (1,044,974)   $       (1,145,962)
                                             ===================  ===================  ===================  ===================



                                                BHFTII METLIFE        BHFTII METLIFE           BHFTII                BHFTII
                                             RUSSELL 2000(R) INDEX      STOCK INDEX      MFS(R) TOTAL RETURN      MFS(R) VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             ---------------------  ------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            88,148   $          834,302  $           151,785   $           299,781
                                             ---------------------  ------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               143,153              704,146               91,061               291,716
      Administrative charges...............                26,967              130,587               18,193                58,018
                                             ---------------------  ------------------  --------------------  -------------------
        Total expenses.....................               170,120              834,733              109,254               349,734
                                             ---------------------  ------------------  --------------------  -------------------
          Net investment income (loss).....              (81,972)                (431)               42,531              (49,953)
                                             ---------------------  ------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               709,385            3,005,501              443,950             1,451,173
      Realized gains (losses) on sale of
        investments........................               570,759            2,899,868              124,817               216,172
                                             ---------------------  ------------------  --------------------  -------------------
          Net realized gains (losses)......             1,280,144            5,905,369              568,767             1,667,345
                                             ---------------------  ------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,471,424)          (8,817,097)          (1,134,811)           (4,200,246)
                                             ---------------------  ------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,191,280)          (2,911,728)            (566,044)           (2,532,901)
                                             ---------------------  ------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       (1,273,252)   $      (2,912,159)  $         (523,513)   $       (2,582,854)
                                             =====================  ==================  ====================  ===================


                                                                        BHFTII
                                              BHFTII NEUBERGER       T. ROWE PRICE
                                               BERMAN GENESIS      LARGE CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            12,014  $            56,108
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              169,144              387,847
      Administrative charges...............               29,954               71,305
                                             -------------------  -------------------
        Total expenses.....................              199,098              459,152
                                             -------------------  -------------------
          Net investment income (loss).....            (187,084)            (403,044)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,485,678            5,010,929
      Realized gains (losses) on sale of
        investments........................              585,894              561,578
                                             -------------------  -------------------
          Net realized gains (losses)......            2,071,572            5,572,507
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,751,329)          (6,014,217)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (679,757)            (441,710)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (866,841)  $         (844,754)
                                             ===================  ===================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                           BHFTII WESTERN
                                                    BHFTII             BHFTII VANECK      ASSET MANAGEMENT      BHFTII WESTERN
                                                 T. ROWE PRICE        GLOBAL NATURAL       STRATEGIC BOND      ASSET MANAGEMENT
                                               SMALL CAP GROWTH          RESOURCES          OPPORTUNITIES       U.S. GOVERNMENT
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                --  $          3,648,478  $           530,195
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 7,149               58,597               853,758              322,049
      Administrative charges...............                 1,195               10,891               173,872               63,706
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                 8,344               69,488             1,027,630              385,755
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               (8,344)             (69,488)             2,620,848              144,440
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                41,463                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................                30,570             (68,985)                53,864            (186,945)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                72,033             (68,985)                53,864            (186,945)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (95,919)          (1,252,249)           (6,476,389)            (163,941)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (23,886)          (1,321,234)           (6,422,525)            (350,886)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (32,230)  $       (1,390,722)  $        (3,801,677)  $         (206,446)
                                             ====================  ===================  ====================  ===================


                                                  BLACKROCK
                                                   GLOBAL            FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                               ALLOCATION V.I.         CONTRAFUND          EQUITY-INCOME            MID CAP
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,705  $            117,064  $               888  $            63,404
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  852               263,565                  543              182,330
      Administrative charges...............                  179                50,954                  113               40,324
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                1,031               314,519                  656              222,654
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                  674             (197,455)                  232            (159,250)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                7,981             1,796,782                2,911            1,459,412
      Realized gains (losses) on sale of
        investments........................              (3,052)               648,535                1,737              390,698
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                4,929             2,445,317                4,648            1,850,110
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (22,718)           (3,631,712)              (8,607)          (4,047,479)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (17,789)           (1,186,395)              (3,959)          (2,197,369)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (17,115)  $        (1,383,850)  $           (3,727)  $       (2,356,619)
                                             ===================  ====================  ===================  ===================



                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                 INCOME VIP         MUTUAL SHARES VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           984,280  $            80,121
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              261,292               40,192
      Administrative charges...............               51,425                8,734
                                             -------------------  -------------------
        Total expenses.....................              312,717               48,926
                                             -------------------  -------------------
           Net investment income (loss)....              671,563               31,195
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --              124,759
      Realized gains (losses) on sale of
        investments........................               81,529              108,946
                                             -------------------  -------------------
           Net realized gains (losses).....               81,529              233,705
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,893,800)            (592,577)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,812,271)            (358,872)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,140,708)  $         (327,677)
                                             ===================  ===================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                               FTVIPT FRANKLIN      FTVIPT TEMPLETON     FTVIPT TEMPLETON       INVESCO V.I.
                                             SMALL CAP VALUE VIP       FOREIGN VIP        GLOBAL BOND VIP     EQUITY AND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            33,342  $           308,352  $                --  $            351,903
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               41,673              175,031              117,465               201,527
      Administrative charges...............                9,403               29,026               26,208                44,008
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               51,076              204,057              143,673               245,535
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (17,734)              104,295            (143,673)               106,368
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              567,826                   --                   --               781,871
      Realized gains (losses) on sale of
        investments........................               32,104             (17,577)            (132,042)               463,456
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......              599,930             (17,577)            (132,042)             1,245,327
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,080,140)          (2,152,059)              337,185           (3,279,709)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (480,210)          (2,169,636)              205,143           (2,034,382)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (497,944)  $       (2,065,341)  $            61,470  $        (1,928,014)
                                             ===================  ===================  ===================  ====================

                                                                          LMPVET                LMPVET                LMPVET
                                                 INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           175,232   $           104,412    $           305,683   $           197,874
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              107,424               223,717                291,322               169,986
      Administrative charges...............               24,622                44,820                 63,070                36,340
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................              132,046               268,537                354,392               206,326
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....               43,186             (164,125)               (48,709)               (8,452)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               68,683             1,119,213              1,042,468               850,483
      Realized gains (losses) on sale of
        investments........................              354,094               928,179              2,029,880               879,392
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......              422,777             2,047,392              3,072,348             1,729,875
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,131,224)           (3,426,134)            (3,594,134)           (2,566,786)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,708,447)           (1,378,742)              (521,786)             (836,911)
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,665,261)   $       (1,542,867)    $         (570,495)   $         (845,363)
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $               696  $             6,458
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 3,558                6,356
      Administrative charges...............                   616                1,058
                                             --------------------  --------------------
        Total expenses.....................                 4,174                7,414
                                             --------------------  --------------------
          Net investment income (loss).....               (3,478)                (956)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 6,612               27,137
      Realized gains (losses) on sale of
        investments........................                17,059                8,856
                                             --------------------  --------------------
          Net realized gains (losses)......                23,671               35,993
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (22,818)             (78,894)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   853             (42,901)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           (2,625)  $          (43,857)
                                             ====================  ====================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    LMPVET                LMPVET                                    LMPVET
                                             CLEARBRIDGE VARIABLE       QS VARIABLE            LMPVET             QS VARIABLE
                                               SMALL CAP GROWTH     CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $               --   $            53,354   $           30,588  $               911
                                             --------------------  --------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               60,925                25,832               16,275                  565
      Administrative charges...............               12,779                 5,609                3,300                  104
                                             --------------------  --------------------  ------------------  -------------------
        Total expenses.....................               73,704                31,441               19,575                  669
                                             --------------------  --------------------  ------------------  -------------------
          Net investment income (loss).....             (73,704)                21,913               11,013                  242
                                             --------------------  --------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              525,076                59,101               67,737                1,681
      Realized gains (losses) on sale of
        investments........................              574,259                34,721               28,249                2,677
                                             --------------------  --------------------  ------------------  -------------------
          Net realized gains (losses)......            1,099,335                93,822               95,986                4,358
                                             --------------------  --------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (846,919)             (234,766)            (212,138)              (7,390)
                                             --------------------  --------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              252,416             (140,944)            (116,152)              (3,032)
                                             --------------------  --------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          178,712   $         (119,031)   $        (105,139)  $           (2,790)
                                             ====================  ====================  ==================  ===================

                                               LMPVIT WESTERN
                                               ASSET VARIABLE         OPPENHEIMER
                                                 GLOBAL HIGH        VA MAIN STREET         PIMCO VIT            PIMCO VIT
                                                 YIELD BOND            SMALL CAP          HIGH YIELD          LOW DURATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          390,811  $             2,443  $            5,577  $               897
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              95,356               45,082               1,317                  576
      Administrative charges...............              19,583               10,305                 272                  118
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................             114,939               55,387               1,589                  694
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             275,872             (52,944)               3,988                  203
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --              533,109                  --                   --
      Realized gains (losses) on sale of
        investments........................           (145,100)              224,053               1,647                (124)
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           (145,100)              757,162               1,647                (124)
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (555,880)          (1,093,709)             (9,943)                (669)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (700,980)            (336,547)             (8,296)                (793)
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (425,108)  $         (389,491)  $          (4,308)  $             (590)
                                             ==================  ===================  ==================  ===================



                                                 PIONEER VCT          PIONEER VCT
                                                MID CAP VALUE     REAL ESTATE SHARES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            10,004  $              286
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               25,999                 162
      Administrative charges...............                5,466                  28
                                             -------------------  ------------------
        Total expenses.....................               31,465                 190
                                             -------------------  ------------------
          Net investment income (loss).....             (21,461)                  96
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              182,745               1,137
      Realized gains (losses) on sale of
        investments........................               17,675                  99
                                             -------------------  ------------------
          Net realized gains (losses)......              200,420               1,236
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (639,621)             (2,428)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (439,201)             (1,192)
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (460,662)  $          (1,096)
                                             ===================  ==================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                                       RUSSELL
                                                    PUTNAM VT             PUTNAM VT        RUSSELL GLOBAL REAL      INTERNATIONAL
                                                  EQUITY INCOME      SUSTAINABLE LEADERS    ESTATE SECURITIES     DEVELOPED MARKETS
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                575  $                 39  $                380  $                234
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   971                 3,440                   105                   171
      Administrative charges................                   135                   412                    12                    19
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 1,106                 3,852                   117                   190
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 (531)               (3,813)                   263                    44
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 3,691                33,080                    10                 1,067
      Realized gains (losses) on sale of
        investments.........................                 2,396                18,570                     3                    32
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 6,087                51,650                    13                 1,099
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (13,288)              (50,673)                 (881)               (3,426)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               (7,201)                   977                 (868)               (2,327)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (7,732)  $            (2,836)  $              (605)  $            (2,283)
                                              ====================  ====================  ====================  ====================

                                                                                                                      TAP 1919
                                                                           RUSSELL               RUSSELL          VARIABLE SOCIALLY
                                                     RUSSELL           U.S. SMALL CAP        U.S. STRATEGIC          RESPONSIVE
                                                 STRATEGIC BOND            EQUITY                EQUITY               BALANCED
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                500  $                 23  $                628  $                156
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   297                    61                   687                   199
      Administrative charges................                    34                     7                    81                    37
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   331                    68                   768                   236
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                   169                  (45)                 (140)                  (80)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                   794                10,087                 1,265
      Realized gains (losses) on sale of
        investments.........................                  (17)                    11                   124                  (23)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                  (17)                   805                10,211                 1,242
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (682)               (1,398)              (15,937)               (1,525)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 (699)                 (593)               (5,726)                 (283)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              (530)  $              (638)  $            (5,866)  $              (363)
                                              ====================  ====================  ====================  ====================

(a) Commenced July 20, 2015 and began transactions in 2018.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          AMERICAN FUNDS(R) BOND         AMERICAN FUNDS(R) GLOBAL GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2018             2017             2018              2017
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        92,927  $         57,028  $     (220,364)  $      (214,532)
   Net realized gains (losses).....         (38,729)           143,609        2,563,129         1,341,325
   Change in unrealized gains
     (losses) on investments.......        (255,422)            15,844      (4,717,962)         5,246,393
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (201,224)           216,481      (2,375,197)         6,373,186
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          701,891           198,994          270,637           175,750
   Net transfers (including fixed
     account)......................          321,430           833,742         (72,440)         (896,338)
   Contract charges................         (72,335)          (79,055)        (172,126)         (173,299)
   Transfers for contract benefits
     and terminations..............      (1,518,220)         (879,678)      (2,774,166)       (1,701,976)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (567,234)            74,003      (2,748,095)       (2,595,863)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        (768,458)           290,484      (5,123,292)         3,777,323
NET ASSETS:
   Beginning of year...............        9,619,168         9,328,684       26,149,102        22,371,779
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $     8,850,710  $      9,619,168  $    21,025,810  $     26,149,102
                                     ===============  ================  ===============  ================

                                             AMERICAN FUNDS(R)
                                        GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS(R) GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2018             2017              2018             2017
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (54,628)  $       (38,633)  $     (586,555)   $     (534,659)
   Net realized gains (losses).....          382,067            97,260        7,916,311         6,740,248
   Change in unrealized gains
     (losses) on investments.......        (843,630)         1,030,071      (7,354,269)         6,273,817
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (516,191)         1,088,698         (24,513)        12,479,406
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           21,695            25,989           61,686            67,076
   Net transfers (including fixed
     account)......................         (83,433)         (152,583)      (3,208,389)       (2,975,833)
   Contract charges................         (36,998)          (37,641)        (353,454)         (361,140)
   Transfers for contract benefits
     and terminations..............        (496,372)         (335,389)      (6,945,142)       (4,599,550)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (595,108)         (499,624)     (10,445,299)       (7,869,447)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (1,111,299)           589,074     (10,469,812)         4,609,959
NET ASSETS:
   Beginning of year...............        5,191,799         4,602,725       54,936,688        50,326,729
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $     4,080,500  $      5,191,799  $    44,466,876   $    54,936,688
                                     ===============  ================  ===============   ===============

                                                                                BHFTI AB GLOBAL
                                      AMERICAN FUNDS(R) GROWTH-INCOME         DYNAMIC ALLOCATION
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2018             2017            2018              2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (70,315)  $      (54,946)  $       273,816  $        19,185
   Net realized gains (losses).....        2,938,696        2,327,386        2,785,480        2,006,326
   Change in unrealized gains
     (losses) on investments.......      (3,539,603)        3,014,832     (15,235,383)       15,173,077
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (671,222)        5,287,272     (12,176,087)       17,198,588
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          415,757          272,382          395,524        1,220,119
   Net transfers (including fixed
     account)......................        (833,514)        (717,853)      (1,597,549)      (2,030,504)
   Contract charges................        (180,941)        (179,805)      (1,704,135)      (1,720,077)
   Transfers for contract benefits
     and terminations..............      (3,462,937)      (2,291,149)      (9,682,025)      (9,236,817)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,061,635)      (2,916,425)     (12,588,185)     (11,767,279)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,732,857)        2,370,847     (24,764,272)        5,431,309
NET ASSETS:
   Beginning of year...............       29,538,837       27,167,990      154,611,285      149,179,976
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    24,805,980  $    29,538,837  $   129,847,013  $   154,611,285
                                     ===============  ===============  ===============  ===============

                                           BHFTI AMERICAN FUNDS(R)
                                             BALANCED ALLOCATION
                                                 SUB-ACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (228,177)   $     (143,850)
   Net realized gains (losses).....       14,220,587        13,362,255
   Change in unrealized gains
     (losses) on investments.......     (25,853,258)        17,481,743
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (11,860,848)        30,700,148
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        4,539,981         4,228,039
   Net transfers (including fixed
     account)......................      (1,101,950)         4,732,746
   Contract charges................      (2,098,991)       (2,069,693)
   Transfers for contract benefits
     and terminations..............     (21,260,515)      (20,854,000)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (19,921,475)      (13,962,908)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............     (31,782,323)        16,737,240
NET ASSETS:
   Beginning of year...............      226,000,539       209,263,299
                                     ---------------   ---------------
   End of year.....................  $   194,218,216   $   226,000,539
                                     ===============   ===============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTI AMERICAN FUNDS(R)               BHFTI AMERICAN
                                                GROWTH ALLOCATION                  FUNDS(R) GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2018            2017              2018             2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (459,091)  $     (397,036)  $     (645,880)  $     (614,615)
   Net realized gains (losses)........        8,374,911        8,260,237        8,859,874        6,257,096
   Change in unrealized gains
     (losses) on investments..........     (15,587,980)       11,042,632      (8,852,208)        6,014,644
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (7,672,160)       18,905,833        (638,214)       11,657,125
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,350,411          704,428        3,502,843          670,984
   Net transfers (including fixed
     account).........................        2,213,509        4,029,306      (2,476,880)      (1,889,091)
   Contract charges...................      (1,091,154)      (1,094,132)        (452,350)        (455,866)
   Transfers for contract benefits
     and terminations.................      (9,320,840)      (7,490,483)      (5,394,021)      (3,454,326)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,848,074)      (3,850,881)      (4,820,408)      (5,128,299)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................     (13,520,234)       15,054,952      (5,458,622)        6,528,826
NET ASSETS:
   Beginning of year..................      112,574,239       97,519,287       53,468,640       46,939,814
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    99,054,005  $   112,574,239  $    48,010,018  $    53,468,640
                                        ===============  ===============  ===============  ===============

                                             BHFTI AMERICAN FUNDS(R)                   BHFTI AQR
                                               MODERATE ALLOCATION               GLOBAL RISK BALANCED
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017            2018              2017
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        148,735  $       208,750  $   (1,313,922)  $        318,699
   Net realized gains (losses)........         5,750,463        5,724,083        8,633,521         4,304,615
   Change in unrealized gains
     (losses) on investments..........      (10,920,333)        5,838,680     (16,757,875)         5,554,754
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (5,021,135)       11,771,513      (9,438,276)        10,178,068
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         1,994,514        1,225,433          436,426           348,971
   Net transfers (including fixed
     account).........................            78,451        (344,411)      (1,731,185)       (1,192,469)
   Contract charges...................       (1,051,613)      (1,069,614)      (1,481,230)       (1,487,900)
   Transfers for contract benefits
     and terminations.................       (9,444,443)     (12,069,671)      (8,612,485)       (7,622,361)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (8,423,091)     (12,258,263)     (11,388,474)       (9,953,759)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................      (13,444,226)        (486,750)     (20,826,750)           224,309
NET ASSETS:
   Beginning of year..................       110,213,872      110,700,622      129,921,112       129,696,803
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $     96,769,646  $   110,213,872  $   109,094,362  $    129,921,112
                                        ================  ===============  ===============  ================

                                             BHFTI BLACKROCK GLOBAL                     BHFTI
                                               TACTICAL STRATEGIES              BLACKROCK HIGH YIELD
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                             2018              2017            2018              2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (145,371)  $   (2,174,835)  $       635,542  $       734,303
   Net realized gains (losses)........       19,392,374        4,285,949        (134,886)         (70,659)
   Change in unrealized gains
     (losses) on investments..........     (41,976,110)       28,192,921      (1,424,920)          498,145
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............     (22,729,107)       30,304,035        (924,264)        1,161,789
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,065,940        1,942,383        3,989,641          124,056
   Net transfers (including fixed
     account).........................      (1,311,861)      (2,510,177)          361,929          645,156
   Contract charges...................      (3,128,623)      (3,090,380)        (147,765)        (157,278)
   Transfers for contract benefits
     and terminations.................     (15,460,693)     (16,637,898)      (2,575,401)      (1,882,886)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (18,835,237)     (20,296,072)        1,628,404      (1,270,952)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................     (41,564,344)       10,007,963          704,140        (109,163)
NET ASSETS:
   Beginning of year..................      280,307,728      270,299,765       19,418,263       19,527,426
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $   238,743,384  $   280,307,728  $    20,122,403  $    19,418,263
                                        ===============  ===============  ===============  ===============

                                                       BHFTI
                                         BRIGHTHOUSE ASSET ALLOCATION 100
                                                    SUB-ACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (703,971)  $     (448,059)
   Net realized gains (losses)........         5,829,260        7,645,083
   Change in unrealized gains
     (losses) on investments..........      (17,315,601)       13,393,378
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (12,190,312)       20,590,402
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         3,055,640          406,933
   Net transfers (including fixed
     account).........................           113,559      (3,773,291)
   Contract charges...................         (766,947)        (766,782)
   Transfers for contract benefits
     and terminations.................       (9,395,943)      (7,844,931)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (6,993,691)     (11,978,071)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................      (19,184,003)        8,612,331
NET ASSETS:
   Beginning of year..................       112,305,687      103,693,356
                                        ----------------  ---------------
   End of year........................  $     93,121,684  $   112,305,687
                                        ================  ===============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                    BHFTI                              BHFTI
                                          BRIGHTHOUSE BALANCED PLUS         BRIGHTHOUSE SMALL CAP VALUE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,052,840  $       513,493  $     (199,277)  $      (248,139)
   Net realized gains (losses)......        41,453,012       24,252,635        2,254,402         1,626,941
   Change in unrealized gains
     (losses) on investments........      (82,894,600)       44,015,548      (7,059,597)         1,779,225
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (40,388,748)       68,781,676      (5,004,472)         3,158,027
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         6,474,256       16,953,215          285,216            79,992
   Net transfers (including fixed
     account).......................         9,393,754        5,574,320         (36,740)       (1,192,511)
   Contract charges.................       (5,209,389)      (4,839,905)        (212,959)         (225,413)
   Transfers for contract benefits
     and terminations...............      (27,700,592)     (21,847,455)      (3,292,970)       (3,159,492)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (17,041,971)      (4,159,825)      (3,257,453)       (4,497,424)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (57,430,719)       64,621,851      (8,261,925)       (1,339,397)
NET ASSETS:
   Beginning of year................       478,881,949      414,260,098       33,921,498        35,260,895
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $    421,451,230  $   478,881,949  $    25,659,573  $     33,921,498
                                      ================  ===============  ===============  ================

                                         BHFTI BRIGHTHOUSE/ABERDEEN          BHFTI BRIGHTHOUSE/EATON
                                           EMERGING MARKETS EQUITY             VANCE FLOATING RATE
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2018            2017             2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       299,674  $     (156,165)  $       140,772  $       131,394
   Net realized gains (losses)......          287,418          251,049          (1,388)          (8,482)
   Change in unrealized gains
     (losses) on investments........      (5,564,910)        7,229,580        (261,485)            3,830
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (4,977,818)        7,324,464        (122,101)          126,742
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          565,735          227,195        1,870,830           21,813
   Net transfers (including fixed
     account).......................        3,230,728        (244,849)          871,277          533,197
   Contract charges.................        (239,494)        (255,491)         (47,469)         (48,843)
   Transfers for contract benefits
     and terminations...............      (2,936,549)      (2,390,717)      (1,168,367)      (1,077,437)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          620,420      (2,663,862)        1,526,271        (571,270)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (4,357,398)        4,660,602        1,404,170        (444,528)
NET ASSETS:
   Beginning of year................       33,061,976       28,401,374        6,134,762        6,579,290
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    28,704,578  $    33,061,976  $     7,538,932  $     6,134,762
                                      ===============  ===============  ===============  ===============

                                         BHFTI BRIGHTHOUSE/FRANKLIN        BHFTI BRIGHTHOUSE/TEMPLETON
                                          LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  ---------------------------------
                                           2018              2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        25,118  $      (32,050)  $      (42,145)  $      (45,323)
   Net realized gains (losses)......        (122,714)        (142,547)         (81,871)         (58,122)
   Change in unrealized gains
     (losses) on investments........         (87,582)          125,491          110,130           66,547
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (185,178)         (49,106)         (13,886)         (36,898)
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          600,087          191,537            1,950            4,355
   Net transfers (including fixed
     account).......................          997,176         (11,414)         (55,134)          179,803
   Contract charges.................        (145,109)        (152,447)         (30,210)         (30,630)
   Transfers for contract benefits
     and terminations...............      (1,981,157)      (1,540,758)        (263,784)        (374,957)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (529,003)      (1,513,082)        (347,178)        (221,429)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (714,181)      (1,562,188)        (361,064)        (258,327)
NET ASSETS:
   Beginning of year................       16,812,375       18,374,563        2,879,481        3,137,808
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    16,098,194  $    16,812,375  $     2,518,417  $     2,879,481
                                      ===============  ===============  ===============  ===============

                                        BHFTI BRIGHTHOUSE/WELLINGTON
                                             LARGE CAP RESEARCH
                                                 SUB-ACCOUNT
                                      --------------------------------
                                           2018              2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (14,178)  $      (12,951)
   Net realized gains (losses)......          272,010          126,119
   Change in unrealized gains
     (losses) on investments........        (379,727)          195,646
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (121,895)          308,814
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            2,860            5,669
   Net transfers (including fixed
     account).......................         (97,487)         (36,897)
   Contract charges.................         (15,805)         (16,227)
   Transfers for contract benefits
     and terminations...............         (52,359)         (59,284)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (162,791)        (106,739)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (284,686)          202,075
NET ASSETS:
   Beginning of year................        1,770,431        1,568,356
                                      ---------------  ---------------
   End of year......................  $     1,485,745  $     1,770,431
                                      ===============  ===============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTI                               BHFTI
                                        CLARION GLOBAL REAL ESTATE         CLEARBRIDGE AGGRESSIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       882,722  $       417,909   $     (514,409)  $     (455,567)
   Net realized gains (losses)......           31,095          104,573         5,275,342        2,876,099
   Change in unrealized gains
     (losses) on investments........      (3,046,893)        1,407,032       (8,200,807)        5,186,981
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (2,133,076)        1,929,514       (3,439,874)        7,607,513
                                      ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          157,949          120,872           611,505          246,032
   Net transfers (including fixed
     account).......................          190,314          716,852       (1,579,088)      (1,319,784)
   Contract charges.................        (142,580)        (150,318)         (379,176)        (385,243)
   Transfers for contract benefits
     and terminations...............      (2,244,967)      (2,328,133)       (4,654,300)      (4,818,459)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,039,284)      (1,640,727)       (6,001,059)      (6,277,454)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (4,172,360)          288,787       (9,440,933)        1,330,059
NET ASSETS:
   Beginning of year................       22,377,577       22,088,790        49,652,700       48,322,641
                                      ---------------  ---------------   ---------------  ---------------
   End of year......................  $    18,205,217  $    22,377,577   $    40,211,767  $    49,652,700
                                      ===============  ===============   ===============  ===============

                                      BHFTI FIDELITY INSTITUTIONAL ASSET                BHFTI
                                        MANAGEMENT(R) GOVERNMENT INCOME     HARRIS OAKMARK INTERNATIONAL
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                             2018             2017              2018             2017
                                       ---------------  ---------------   ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....   $       591,872  $       356,389   $        28,095  $          2,516
   Net realized gains (losses)......         (340,383)         (82,483)         2,607,605           625,120
   Change in unrealized gains
     (losses) on investments........         (979,773)          258,014      (17,435,128)        13,651,074
                                       ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (728,284)          531,920      (14,799,428)        14,278,710
                                       ---------------  ---------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            99,989          504,499         1,378,798           563,162
   Net transfers (including fixed
     account).......................           254,548        1,815,400         5,029,140       (3,990,714)
   Contract charges.................         (531,513)        (528,653)         (403,129)         (435,200)
   Transfers for contract benefits
     and terminations...............       (3,602,281)      (3,430,413)       (5,633,879)       (4,492,095)
                                       ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,779,257)      (1,639,167)           370,930       (8,354,847)
                                       ---------------  ---------------   ---------------  ----------------
     Net increase (decrease)
        in net assets...............       (4,507,541)      (1,107,247)      (14,428,498)         5,923,863
NET ASSETS:
   Beginning of year................        45,326,563       46,433,810        59,123,995        53,200,132
                                       ---------------  ---------------   ---------------  ----------------
   End of year......................   $    40,819,022  $    45,326,563   $    44,695,497  $     59,123,995
                                       ===============  ===============   ===============  ================

                                                     BHFTI                              BHFTI
                                       INVESCO BALANCED-RISK ALLOCATION           INVESCO COMSTOCK
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018             2017              2018             2017
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (122,649)   $     1,023,498  $     (320,080)   $       298,664
   Net realized gains (losses)......        3,043,800         2,202,873        4,258,108         2,243,144
   Change in unrealized gains
     (losses) on investments........      (6,363,324)           331,031      (8,562,221)         3,320,112
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (3,442,173)         3,557,402      (4,624,193)         5,861,920
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,079,396         2,468,831          557,885           285,203
   Net transfers (including fixed
     account).......................        (829,431)         1,498,353        (946,647)       (1,351,600)
   Contract charges.................        (487,721)         (464,734)        (253,619)         (266,458)
   Transfers for contract benefits
     and terminations...............      (2,591,202)       (2,329,546)      (5,047,532)       (3,531,288)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,828,958)         1,172,904      (5,689,913)       (4,864,143)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (6,271,131)         4,730,306     (10,314,106)           997,777
NET ASSETS:
   Beginning of year................       45,663,022        40,932,716       40,230,695        39,232,918
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $    39,391,891   $    45,663,022  $    29,916,589   $    40,230,695
                                      ===============   ===============  ===============   ===============

                                                     BHFTI
                                           INVESCO SMALL CAP GROWTH
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2018             2017
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (451,462)  $     (436,943)
   Net realized gains (losses)......         3,808,329        2,795,268
   Change in unrealized gains
     (losses) on investments........       (5,914,453)        3,277,492
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (2,557,586)        5,635,817
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,694,471          228,758
   Net transfers (including fixed
     account).......................         (164,844)        (695,299)
   Contract charges.................         (186,955)        (186,553)
   Transfers for contract benefits
     and terminations...............       (3,107,802)      (2,290,424)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,765,130)      (2,943,518)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (4,322,716)        2,692,299
NET ASSETS:
   Beginning of year................        28,043,703       25,351,404
                                      ----------------  ---------------
   End of year......................  $     23,720,987  $    28,043,703
                                      ================  ===============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTI                              BHFTI
                                           JPMORGAN CORE BOND          JPMORGAN GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2018             2017              2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       306,480  $       264,737  $       132,327  $       700,350
   Net realized gains (losses).....        (216,028)         (46,267)        3,843,976          438,864
   Change in unrealized gains
     (losses) on investments.......        (602,305)          280,974      (9,681,892)        7,703,467
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (511,853)          499,444      (5,705,589)        8,842,681
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,272,549          155,234          881,773        2,166,277
   Net transfers (including fixed
     account)......................          536,968        3,901,054        4,136,114      (2,752,152)
   Contract charges................        (265,267)        (258,724)        (745,472)        (686,148)
   Transfers for contract benefits
     and terminations..............      (3,953,557)      (3,047,810)      (3,492,468)      (3,150,081)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,409,307)          749,754          779,947      (4,422,104)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,921,160)        1,249,198      (4,925,642)        4,420,577
NET ASSETS:
   Beginning of year...............       30,544,266       29,295,068       66,524,328       62,103,751
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    27,623,106  $    30,544,266  $    61,598,686  $    66,524,328
                                     ===============  ===============  ===============  ===============

                                                  BHFTI                              BHFTI
                                        JPMORGAN SMALL CAP VALUE         LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017            2018              2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (16,230)  $      (15,256)  $        31,083  $      (49,756)
   Net realized gains (losses).....          305,347          298,495        2,098,980          750,776
   Change in unrealized gains
     (losses) on investments.......        (889,169)        (206,251)      (3,287,314)        2,945,460
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (600,052)           76,988      (1,157,251)        3,646,480
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            3,040            8,514          432,082          166,483
   Net transfers (including fixed
     account)......................           76,482            9,435         (82,047)        (344,047)
   Contract charges................         (27,883)         (29,909)        (152,880)        (147,231)
   Transfers for contract benefits
     and terminations..............        (212,874)        (293,103)      (2,518,861)      (1,425,407)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (161,235)        (305,063)      (2,321,706)      (1,750,202)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (761,287)        (228,075)      (3,478,957)        1,896,278
NET ASSETS:
   Beginning of year...............        4,195,964        4,424,039       19,824,747       17,928,469
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     3,434,677  $     4,195,964  $    16,345,790  $    19,824,747
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                               BHFTI
                                     METLIFE MULTI-INDEX TARGETED RISK     MFS(R) RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2018             2017              2018             2017
                                     ---------------  ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       174,985  $        27,123   $        89,389   $        37,456
   Net realized gains (losses).....        3,321,304        1,489,444           413,209           234,486
   Change in unrealized gains
     (losses) on investments.......      (7,788,440)        4,474,225       (5,223,955)         7,116,011
                                     ---------------  ---------------   ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (4,292,151)        5,990,792       (4,721,357)         7,387,953
                                     ---------------  ---------------   ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,959,625        3,447,602           346,711           120,590
   Net transfers (including fixed
     account)......................        (818,399)        1,648,042           846,433       (1,164,610)
   Contract charges................        (569,301)        (501,527)         (197,478)         (207,170)
   Transfers for contract benefits
     and terminations..............      (2,129,430)      (1,956,238)       (3,445,912)       (2,929,741)
                                     ---------------  ---------------   ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,557,505)        2,637,879       (2,450,246)       (4,180,931)
                                     ---------------  ---------------   ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (5,849,656)        8,628,671       (7,171,603)         3,207,022
NET ASSETS:
   Beginning of year...............       50,297,902       41,669,231        33,006,174        29,799,152
                                     ---------------  ---------------   ---------------   ---------------
   End of year.....................  $    44,448,246  $    50,297,902   $    25,834,571   $    33,006,174
                                     ===============  ===============   ===============   ===============

                                                   BHFTI
                                       MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (178,843)  $     (142,509)
   Net realized gains (losses).....        3,479,766          501,836
   Change in unrealized gains
     (losses) on investments.......      (2,068,817)        3,130,854
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,232,106        3,490,181
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          168,678          131,771
   Net transfers (including fixed
     account)......................      (1,714,585)        (705,908)
   Contract charges................         (90,293)         (82,364)
   Transfers for contract benefits
     and terminations..............      (1,007,301)        (535,628)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,643,501)      (1,192,129)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,411,395)        2,298,052
NET ASSETS:
   Beginning of year...............       11,771,099        9,473,047
                                     ---------------  ---------------
   End of year.....................  $    10,359,704  $    11,771,099
                                     ===============  ===============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                    BHFTI                              BHFTI
                                          OPPENHEIMER GLOBAL EQUITY      PANAGORA GLOBAL DIVERSIFIED RISK
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  ---------------------------------
                                            2018             2017              2018              2017
                                       ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (16,959)  $      (20,105)   $      (60,506)  $      (60,809)
   Net realized gains (losses).......          590,987          211,745           304,089           10,859
   Change in unrealized gains
     (losses) on investments.........      (1,141,432)        1,091,054         (632,193)          478,051
                                       ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (567,404)        1,282,694         (388,610)          428,101
                                       ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           11,447            6,810            81,759          238,834
   Net transfers (including fixed
     account)........................           61,848        (262,412)          (30,248)          601,681
   Contract charges..................         (26,075)         (27,696)          (48,147)         (44,600)
   Transfers for contract benefits
     and terminations................        (486,688)        (511,060)         (187,853)        (223,103)
                                       ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (439,468)        (794,358)         (184,489)          572,812
                                       ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (1,006,872)          488,336         (573,099)        1,000,913
NET ASSETS:
   Beginning of year.................        4,485,708        3,997,372         4,420,925        3,420,012
                                       ---------------  ---------------   ---------------  ---------------
   End of year.......................  $     3,478,836  $     4,485,708   $     3,847,826  $     4,420,925
                                       ===============  ===============   ===============  ===============

                                                    BHFTI                             BHFTI
                                       PIMCO INFLATION PROTECTED BOND          PIMCO TOTAL RETURN
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  -------------------------------
                                            2018              2017            2018             2017
                                       ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (24,377)  $      (35,211)  $    (328,201)  $       226,237
   Net realized gains (losses).......        (964,296)        (390,541)       (888,004)          385,122
   Change in unrealized gains
     (losses) on investments.........      (1,462,065)        1,568,458     (1,370,100)        3,262,995
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............      (2,450,738)        1,142,706     (2,586,305)        3,874,354
                                       ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          500,489          194,603       2,480,867          551,070
   Net transfers (including fixed
     account)........................        1,144,780        5,353,432       1,393,193       11,512,664
   Contract charges..................        (547,424)        (563,323)     (1,235,787)      (1,242,821)
   Transfers for contract benefits
     and terminations................      (7,190,351)      (5,153,514)    (12,543,602)     (11,559,622)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (6,092,506)        (168,802)     (9,905,329)        (738,709)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................      (8,543,244)          973,904    (12,491,634)        3,135,645
NET ASSETS:
   Beginning of year.................       63,569,314       62,595,410     137,443,738      134,308,093
                                       ---------------  ---------------  --------------  ---------------
   End of year.......................  $    55,026,070  $    63,569,314  $  124,952,104  $   137,443,738
                                       ===============  ===============  ==============  ===============

                                                     BHFTI                             BHFTI
                                         SCHRODERS GLOBAL MULTI-ASSET       SSGA GROWTH AND INCOME ETF
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                             2018             2017            2018             2017
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        95,432  $     (161,777)  $       666,255  $       829,239
   Net realized gains (losses).......        2,363,477          672,527        4,746,331          750,643
   Change in unrealized gains
     (losses) on investments.........      (6,858,613)        2,566,817     (12,265,960)       10,443,136
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............      (4,399,704)        3,077,567      (6,853,374)       12,023,018
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          714,709          711,430        1,212,978        1,104,573
   Net transfers (including fixed
     account)........................       22,223,277          532,800        (465,217)        (975,351)
   Contract charges..................        (466,055)        (275,391)        (907,539)        (911,448)
   Transfers for contract benefits
     and terminations................      (1,913,421)      (1,127,141)      (7,875,049)      (7,064,614)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....       20,558,510        (158,302)      (8,034,827)      (7,846,840)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................       16,158,806        2,919,265     (14,888,201)        4,176,178
NET ASSETS:
   Beginning of year.................       27,150,774       24,231,509       93,890,583       89,714,405
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $    43,309,580  $    27,150,774  $    79,002,382  $    93,890,583
                                       ===============  ===============  ===============  ===============

                                                    BHFTI
                                               SSGA GROWTH ETF
                                                 SUB-ACCOUNT
                                       -------------------------------
                                            2018             2017
                                       --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      245,420   $      295,155
   Net realized gains (losses).......       3,260,813          908,206
   Change in unrealized gains
     (losses) on investments.........     (8,298,456)        6,998,421
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............     (4,792,223)        8,201,782
                                       --------------   --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............         404,103          373,322
   Net transfers (including fixed
     account)........................       (242,466)      (2,578,137)
   Contract charges..................       (498,119)        (502,539)
   Transfers for contract benefits
     and terminations................     (3,671,781)      (3,448,915)
                                       --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (4,008,263)      (6,156,269)
                                       --------------   --------------
     Net increase (decrease)
       in net assets.................     (8,800,486)        2,045,513
NET ASSETS:
   Beginning of year.................      51,354,155       49,308,642
                                       --------------   --------------
   End of year.......................  $   42,553,669   $   51,354,155
                                       ==============   ==============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                      BHFTI                              BHFTI
                                          T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         87,708  $       231,936  $      (752,824)  $     (734,579)
   Net realized gains (losses)........         6,058,142        6,535,812         7,295,350        4,813,925
   Change in unrealized gains
     (losses) on investments..........      (11,819,726)        1,215,159       (7,951,303)        5,111,318
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (5,673,876)        7,982,907       (1,408,777)        9,190,664
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         1,827,107          428,551         2,536,525          232,557
   Net transfers (including fixed
     account).........................           977,245        (675,267)         (918,029)      (1,870,051)
   Contract charges...................         (332,511)        (345,253)         (336,313)        (339,482)
   Transfers for contract benefits
     and terminations.................       (5,100,301)      (6,268,996)       (4,338,712)      (3,929,534)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,628,460)      (6,860,965)       (3,056,529)      (5,906,510)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (8,302,336)        1,121,942       (4,465,306)        3,284,154
NET ASSETS:
   Beginning of year..................        57,030,290       55,908,348        45,885,941       42,601,787
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     48,727,954  $    57,030,290  $     41,420,635  $    45,885,941
                                        ================  ===============  ================  ===============

                                                     BHFTI                       BHFTI WELLS CAPITAL
                                        VICTORY SYCAMORE MID CAP VALUE        MANAGEMENT MID CAP VALUE
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                             2018              2017             2018             2017
                                        ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (187,447)  $     (118,601)  $     (142,866)   $     (129,449)
   Net realized gains (losses)........        3,607,223          362,463        1,490,783         (298,454)
   Change in unrealized gains
     (losses) on investments..........      (5,426,300)        1,223,591      (4,456,455)         2,442,128
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (2,006,524)        1,467,453      (3,108,538)         2,014,225
                                        ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          226,287          248,155          168,656           100,485
   Net transfers (including fixed
     account).........................        (103,605)          168,718           50,171         (144,767)
   Contract charges...................        (154,285)        (159,345)        (138,943)         (147,830)
   Transfers for contract benefits
     and terminations.................      (1,748,896)      (1,795,470)      (3,059,703)       (1,822,744)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,780,499)      (1,537,942)      (2,979,819)       (2,014,856)
                                        ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................      (3,787,023)         (70,489)      (6,088,357)             (631)
NET ASSETS:
   Beginning of year..................       19,531,289       19,601,778       23,680,571        23,681,202
                                        ---------------  ---------------  ---------------   ---------------
   End of year........................  $    15,744,266  $    19,531,289  $    17,592,214   $    23,680,571
                                        ===============  ===============  ===============   ===============

                                             BHFTII BAILLIE GIFFORD                     BHFTII
                                               INTERNATIONAL STOCK               BLACKROCK BOND INCOME
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017             2018              2017
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (102,192)  $       (90,692)  $       158,126  $       126,281
   Net realized gains (losses)........          504,760           708,846         (63,344)          (8,405)
   Change in unrealized gains
     (losses) on investments..........      (3,158,417)         3,650,190        (269,678)           81,420
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (2,755,849)         4,268,344        (174,896)          199,296
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          163,921            82,669          535,232           79,571
   Net transfers (including fixed
     account).........................        1,231,704       (1,190,553)          542,267          723,251
   Contract charges...................        (133,280)         (142,472)         (70,662)         (69,618)
   Transfers for contract benefits
     and terminations.................      (1,646,873)       (1,542,094)        (576,914)        (636,021)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (384,528)       (2,792,450)          429,923           97,183
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (3,140,377)         1,475,894          255,027          296,479
NET ASSETS:
   Beginning of year..................       15,410,982        13,935,088        8,551,009        8,254,530
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $    12,270,605  $     15,410,982  $     8,806,036  $     8,551,009
                                        ===============  ================  ===============  ===============

                                                     BHFTII
                                         BLACKROCK CAPITAL APPRECIATION
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2018              2017
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (28,550)  $      (24,171)
   Net realized gains (losses)........          303,088           94,233
   Change in unrealized gains
     (losses) on investments..........        (287,698)          341,954
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (13,160)          412,016
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          883,840            2,132
   Net transfers (including fixed
     account).........................         (83,824)         (74,356)
   Contract charges...................         (11,489)         (11,006)
   Transfers for contract benefits
     and terminations.................         (93,248)         (50,490)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          695,279        (133,720)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................          682,119          278,296
NET ASSETS:
   Beginning of year..................        1,609,383        1,331,087
                                        ---------------  ---------------
   End of year........................  $     2,291,502  $     1,609,383
                                        ===============  ===============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTII                              BHFTII
                                       BLACKROCK ULTRA-SHORT TERM BOND     BRIGHTHOUSE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (405,315)  $      (755,698)  $         50,721  $         38,578
   Net realized gains (losses)......           167,441            72,264            58,978           101,625
   Change in unrealized gains
     (losses) on investments........           208,218           206,610         (427,920)           293,285
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (29,656)         (476,824)         (318,221)           433,488
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,076,249           942,654           236,677           723,550
   Net transfers (including fixed
     account).......................        14,403,911        13,560,248         1,253,224         (725,111)
   Contract charges.................         (508,840)         (483,572)          (58,447)          (65,212)
   Transfers for contract benefits
     and terminations...............      (14,418,190)      (14,362,650)       (1,469,786)         (887,662)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         1,553,130         (343,320)          (38,332)         (954,435)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         1,523,474         (820,144)         (356,553)         (520,947)
NET ASSETS:
   Beginning of year................        48,408,153        49,228,297         8,177,627         8,698,574
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     49,931,627  $     48,408,153  $      7,821,074  $      8,177,627
                                      ================  ================  ================  ================

                                                   BHFTII                              BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 40     BRIGHTHOUSE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2018             2017              2018              2017
                                      ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,378,158  $      1,469,979  $        399,441  $        905,631
   Net realized gains (losses)......        7,359,453         9,263,330        18,413,509        18,771,897
   Change in unrealized gains
     (losses) on investments........     (27,581,400)        20,839,715      (56,288,875)        45,258,766
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (18,843,789)        31,573,024      (37,475,925)        64,936,294
                                      ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,114,413         1,561,436         3,457,642         3,435,900
   Net transfers (including fixed
     account).......................      (8,075,851)       (8,035,160)         8,771,773       (2,545,295)
   Contract charges.................      (2,980,898)       (3,162,110)       (4,438,305)       (4,506,783)
   Transfers for contract benefits
     and terminations...............     (41,438,797)      (34,856,714)      (49,512,619)      (51,698,405)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (51,381,133)      (44,492,548)      (41,721,509)      (55,314,583)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............     (70,224,922)      (12,919,524)      (79,197,434)         9,621,711
NET ASSETS:
   Beginning of year................      361,066,984       373,986,508       534,880,423       525,258,712
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $   290,842,062  $    361,066,984  $    455,682,989  $    534,880,423
                                      ===============  ================  ================  ================

                                                    BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                        BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,375,016)   $     (359,603)  $     (175,947)  $      (166,405)
   Net realized gains (losses)......       19,106,751        22,383,309          996,360           190,785
   Change in unrealized gains
     (losses) on investments........     (54,757,784)        45,492,146      (2,795,800)         1,436,522
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (37,026,049)        67,515,852      (1,975,387)         1,460,902
                                      ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,140,820         2,279,333          140,446           119,502
   Net transfers (including fixed
     account).......................     (15,541,023)       (5,078,400)          184,606           115,724
   Contract charges.................      (3,176,554)       (3,295,464)         (83,100)          (87,576)
   Transfers for contract benefits
     and terminations...............     (31,866,075)      (34,679,525)      (1,483,394)       (1,523,966)
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (48,442,832)      (40,774,056)      (1,241,442)       (1,376,316)
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (85,468,881)        26,741,796      (3,216,829)            84,586
NET ASSETS:
   Beginning of year................      436,267,194       409,525,398       14,660,058        14,575,472
                                      ---------------   ---------------  ---------------  ----------------
   End of year......................  $   350,798,313   $   436,267,194  $    11,443,229  $     14,660,058
                                      ===============   ===============  ===============  ================

                                        BHFTII BRIGHTHOUSE/DIMENSIONAL
                                          INTERNATIONAL SMALL COMPANY
                                                  SUB-ACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         50,757  $         26,953
   Net realized gains (losses)......           406,173           257,019
   Change in unrealized gains
     (losses) on investments........       (1,744,604)         1,078,710
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (1,287,674)         1,362,682
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           261,322            98,069
   Net transfers (including fixed
     account).......................           426,401          (98,841)
   Contract charges.................          (43,600)          (41,541)
   Transfers for contract benefits
     and terminations...............         (509,061)         (346,709)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           135,062         (389,022)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............       (1,152,612)           973,660
NET ASSETS:
   Beginning of year................         5,931,195         4,957,535
                                      ----------------  ----------------
   End of year......................  $      4,778,583  $      5,931,195
                                      ================  ================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                       BHFTII BRIGHTHOUSE/WELLINGTON                BHFTII
                                         CORE EQUITY OPPORTUNITIES          FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2018            2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        29,608  $     (114,556)  $     (137,060)  $     (139,473)
   Net realized gains (losses).....        5,501,932        3,391,199        1,163,462          337,770
   Change in unrealized gains
     (losses) on investments.......      (6,496,741)        9,724,195      (1,552,004)        1,555,497
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (965,201)       13,000,838        (525,602)        1,753,794
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          666,502          315,241          135,637           10,042
   Net transfers (including fixed
     account)......................      (4,276,245)      (1,646,765)        (117,529)        (540,120)
   Contract charges................        (567,360)        (581,585)         (59,809)         (61,035)
   Transfers for contract benefits
     and terminations..............      (8,820,954)      (6,477,874)        (870,748)        (750,546)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,998,057)      (8,390,983)        (912,449)      (1,341,659)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (13,963,258)        4,609,855      (1,438,051)          412,135
NET ASSETS:
   Beginning of year...............       84,619,956       80,010,101        8,547,762        8,135,627
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    70,656,698  $    84,619,956  $     7,109,711  $     8,547,762
                                     ===============  ===============  ===============  ===============

                                                  BHFTII                             BHFTII
                                              JENNISON GROWTH             LOOMIS SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2018            2017              2018             2017
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (753,804)  $     (752,745)  $      (14,945)   $      (14,190)
   Net realized gains (losses).....        9,844,420        5,414,194          101,952            64,949
   Change in unrealized gains
     (losses) on investments.......      (9,187,429)        9,866,087        (183,733)            50,234
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (96,813)       14,527,536         (96,726)           100,993
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,398,307           93,019              240             4,138
   Net transfers (including fixed
     account)......................      (2,634,627)      (3,971,779)         (38,120)          (28,903)
   Contract charges................        (318,105)        (324,143)          (9,032)           (8,695)
   Transfers for contract benefits
     and terminations..............      (5,885,863)      (4,961,689)         (32,692)          (19,249)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,440,288)      (9,164,592)         (79,604)          (52,709)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (6,537,101)        5,362,944        (176,330)            48,284
NET ASSETS:
   Beginning of year...............       50,368,732       45,005,788          857,359           809,075
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    43,831,631  $    50,368,732  $       681,029   $       857,359
                                     ===============  ===============  ===============   ===============

                                                  BHFTII                             BHFTII
                                      LOOMIS SAYLES SMALL CAP GROWTH      METLIFE AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2018             2017             2018              2017
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (6,432)  $        (6,180)  $       215,651  $       206,026
   Net realized gains (losses).....          108,848            41,744        (161,698)         (34,630)
   Change in unrealized gains
     (losses) on investments.......         (97,544)            81,546        (417,432)           68,099
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            4,872           117,110        (363,479)          239,495
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --             1,689          621,903          824,210
   Net transfers (including fixed
     account)......................         (45,690)          (24,336)          436,688        1,448,528
   Contract charges................          (4,162)           (4,091)        (177,150)        (175,273)
   Transfers for contract benefits
     and terminations..............         (34,930)          (35,004)      (1,718,262)      (1,035,911)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (84,782)          (61,742)        (836,821)        1,061,554
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (79,910)            55,368      (1,200,300)        1,301,049
NET ASSETS:
   Beginning of year...............          531,170           475,802       17,636,210       16,335,161
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $       451,260  $        531,170  $    16,435,910  $    17,636,210
                                     ===============  ================  ===============  ===============

                                                   BHFTII
                                         METLIFE MID CAP STOCK INDEX
                                                 SUB-ACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (52,082)  $      (33,996)
   Net realized gains (losses).....           894,576          748,390
   Change in unrealized gains
     (losses) on investments.......       (1,887,468)          344,024
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       (1,044,974)        1,058,418
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           477,989           74,500
   Net transfers (including fixed
     account)......................            24,196          793,772
   Contract charges................          (67,060)         (69,959)
   Transfers for contract benefits
     and terminations..............         (718,722)        (798,913)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (283,597)            (600)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............       (1,328,571)        1,057,818
NET ASSETS:
   Beginning of year...............         8,569,038        7,511,220
                                     ----------------  ---------------
   End of year.....................  $      7,240,467  $     8,569,038
                                     ================  ===============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                 BHFTII                         BHFTII METLIFE
                                       METLIFE MSCI EAFE(R) INDEX            RUSSELL 2000(R) INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2018             2017             2018              2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        83,003  $        59,959  $      (81,972)  $      (63,917)
   Net realized gains (losses).....          162,456          104,988        1,280,144          658,394
   Change in unrealized gains
     (losses) on investments.......      (1,391,421)        1,204,404      (2,471,424)          703,038
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,145,962)        1,369,351      (1,273,252)        1,297,515
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          723,140          115,338        1,014,913          162,924
   Net transfers (including fixed
     account)......................          666,517          527,425          116,393          476,384
   Contract charges................         (59,651)         (62,625)         (68,341)         (70,361)
   Transfers for contract benefits
     and terminations..............        (980,612)        (422,819)      (2,078,014)        (707,999)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          349,394          157,319      (1,015,049)        (139,052)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (796,568)        1,526,670      (2,288,301)        1,158,463
NET ASSETS:
   Beginning of year...............        7,402,574        5,875,904       11,503,433       10,344,970
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     6,606,006  $     7,402,574  $     9,215,132  $    11,503,433
                                     ===============  ===============  ===============  ===============


                                       BHFTII METLIFE STOCK INDEX          BHFTII MFS(R) TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2018             2017              2018             2017
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (431)  $      (22,280)  $        42,531   $        63,714
   Net realized gains (losses).....        5,905,369        4,470,569          568,767           547,582
   Change in unrealized gains
     (losses) on investments.......      (8,817,097)        4,933,740      (1,134,811)           144,110
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,912,159)        9,382,029        (523,513)           755,406
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,057,916          397,364            8,368             7,656
   Net transfers (including fixed
     account)......................      (1,391,351)      (1,066,467)          141,075           265,208
   Contract charges................        (340,593)        (345,002)         (49,326)          (49,677)
   Transfers for contract benefits
     and terminations..............      (5,477,158)      (6,496,942)        (769,789)         (792,935)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,151,186)      (7,511,047)        (669,672)         (569,748)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (7,063,345)        1,870,982      (1,193,185)           185,658
NET ASSETS:
   Beginning of year...............       53,390,978       51,519,996        7,754,242         7,568,584
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    46,327,633  $    53,390,978  $     6,561,057   $     7,754,242
                                     ===============  ===============  ===============   ===============

                                                                                    BHFTII
                                            BHFTII MFS(R) VALUE            NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2018             2017             2018              2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (49,953)  $        87,600  $     (187,084)  $     (180,056)
   Net realized gains (losses).....        1,667,345        1,721,105        2,071,572        1,599,644
   Change in unrealized gains
     (losses) on investments.......      (4,200,246)        1,839,966      (2,751,329)          161,693
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,582,854)        3,648,671        (866,841)        1,581,281
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          207,929          264,922          142,524           73,943
   Net transfers (including fixed
     account)......................        (563,068)         (11,851)          108,900        (503,497)
   Contract charges................        (199,522)        (211,677)         (87,015)         (88,532)
   Transfers for contract benefits
     and terminations..............      (2,339,551)      (2,772,263)      (1,193,603)      (1,011,690)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,894,212)      (2,730,869)      (1,029,194)      (1,529,776)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (5,477,066)          917,802      (1,896,035)           51,505
NET ASSETS:
   Beginning of year...............       25,125,499       24,207,697       12,542,073       12,490,568
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    19,648,433  $    25,125,499  $    10,646,038  $    12,542,073
                                     ===============  ===============  ===============  ===============

                                                  BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (403,044)  $     (384,208)
   Net realized gains (losses).....        5,572,507        1,919,628
   Change in unrealized gains
     (losses) on investments.......      (6,014,217)        5,183,292
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (844,754)        6,718,712
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,332,765          215,763
   Net transfers (including fixed
     account)......................          847,118        (465,538)
   Contract charges................        (206,435)        (190,691)
   Transfers for contract benefits
     and terminations..............      (2,750,262)      (1,882,173)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        1,223,186      (2,322,639)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          378,432        4,396,073
NET ASSETS:
   Beginning of year...............       26,386,826       21,990,753
                                     ---------------  ---------------
   End of year.....................  $    26,765,258  $    26,386,826
                                     ===============  ===============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                                   BHFTII                             BHFTII
                                       T. ROWE PRICE SMALL CAP GROWTH     VANECK GLOBAL NATURAL RESOURCES
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      --------------------------------  ----------------------------------
                                            2018            2017              2018              2017
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (8,344)  $       (8,201)  $       (69,488)  $       (71,849)
   Net realized gains (losses)......           72,033           57,978          (68,985)          (93,500)
   Change in unrealized gains
     (losses) on investments........         (95,919)           42,051       (1,252,249)           142,067
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (32,230)           91,828       (1,390,722)          (23,282)
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --               --            16,588            13,487
   Net transfers (including fixed
     account).......................         (50,645)         (18,583)           241,710           688,115
   Contract charges.................          (4,560)          (4,987)          (47,639)          (47,990)
   Transfers for contract benefits
     and terminations...............         (13,950)         (49,760)         (301,970)         (277,109)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (69,155)         (73,330)          (91,311)           376,503
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............        (101,385)           18,498       (1,482,033)           353,221
NET ASSETS:
   Beginning of year................          502,259          483,761         4,961,054         4,607,833
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $       400,874  $       502,259  $      3,479,021  $      4,961,054
                                      ===============  ===============  ================  ================

                                                   BHFTII                               BHFTII
                                          WESTERN ASSET MANAGEMENT             WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES                U.S. GOVERNMENT
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      2,620,848  $      1,722,958  $        144,440  $       252,597
   Net realized gains (losses)......            53,864           411,872         (186,945)        (123,358)
   Change in unrealized gains
     (losses) on investments........       (6,476,389)         2,468,867         (163,941)         (79,493)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (3,801,677)         4,603,697         (206,446)           49,746
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,887,675           417,307         2,277,700          146,910
   Net transfers (including fixed
     account).......................         2,053,022         2,777,553         1,174,031        2,353,464
   Contract charges.................         (488,756)         (525,723)         (221,831)        (214,294)
   Transfers for contract benefits
     and terminations...............       (9,195,476)       (6,625,225)       (2,989,048)      (3,446,092)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (4,743,535)       (3,956,088)           240,852      (1,160,012)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (8,545,212)           647,609            34,406      (1,110,266)
NET ASSETS:
   Beginning of year................        72,787,296        72,139,687        25,666,671       26,776,937
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     64,242,084  $     72,787,296  $     25,701,077  $    25,666,671
                                      ================  ================  ================  ===============



                                      BLACKROCK GLOBAL ALLOCATION V.I.       FIDELITY(R) VIP CONTRAFUND
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                         2018 (a)            2017              2018             2017
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           674  $             --  $     (197,455)   $     (127,467)
   Net realized gains (losses)......            4,929                --        2,445,317         1,530,610
   Change in unrealized gains
     (losses) on investments........         (22,718)                --      (3,631,712)         2,234,492
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (17,115)                --      (1,383,850)         3,637,635
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          167,286                --          460,837           120,033
   Net transfers (including fixed
     account).......................           47,596                --        (722,633)         (285,766)
   Contract charges.................               --                --        (130,246)         (136,006)
   Transfers for contract benefits
     and terminations...............               --                --      (2,099,371)       (1,279,823)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          214,882                --      (2,491,413)       (1,581,562)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............          197,767                --      (3,875,263)         2,056,073
NET ASSETS:
   Beginning of year................               --                --       20,973,115        18,917,042
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $       197,767  $             --  $    17,097,852   $    20,973,115
                                      ===============  ================  ===============   ===============



                                         FIDELITY(R) VIP EQUITY-INCOME
                                                  SUB-ACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            232  $             58
   Net realized gains (losses)......             4,648             1,580
   Change in unrealized gains
     (losses) on investments........           (8,607)             4,921
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (3,727)             6,559
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --
   Net transfers (including fixed
     account).......................          (19,253)             (102)
   Contract charges.................             (262)             (382)
   Transfers for contract benefits
     and terminations...............           (4,771)           (3,658)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (24,286)           (4,142)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............          (28,013)             2,417
NET ASSETS:
   Beginning of year................            64,477            62,060
                                      ----------------  ----------------
   End of year......................  $         36,464  $         64,477
                                      ================  ================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                             FIDELITY(R) VIP MID CAP         FTVIPT FRANKLIN INCOME VIP
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2018            2017              2018             2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (159,250)  $     (144,537)  $       671,563  $       568,743
   Net realized gains (losses)........        1,850,110        1,048,504           81,529           64,228
   Change in unrealized gains
     (losses) on investments..........      (4,047,479)        1,973,745      (1,893,800)        1,032,577
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (2,356,619)        2,877,712      (1,140,708)        1,665,548
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          328,543          214,574          449,096           87,554
   Net transfers (including fixed
     account).........................        (494,282)        (499,089)           11,333          336,304
   Contract charges...................         (99,141)        (107,183)        (140,697)        (144,631)
   Transfers for contract benefits
     and terminations.................      (2,044,407)      (1,216,185)      (2,250,830)      (1,817,116)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,309,287)      (1,607,883)      (1,931,098)      (1,537,889)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (4,665,906)        1,269,829      (3,071,806)          127,659
NET ASSETS:
   Beginning of year..................       17,298,553       16,028,724       21,557,554       21,429,895
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    12,632,647  $    17,298,553  $    18,485,748  $    21,557,554
                                        ===============  ===============  ===============  ===============

                                                     FTVIPT                             FTVIPT
                                           FRANKLIN MUTUAL SHARES VIP        FRANKLIN SMALL CAP VALUE VIP
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017            2018              2017
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         31,195  $        32,487  $      (17,734)  $       (31,887)
   Net realized gains (losses)........           233,705          218,421          599,930           300,046
   Change in unrealized gains
     (losses) on investments..........         (592,577)           10,675      (1,080,140)            82,805
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (327,677)          261,583        (497,944)           350,964
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            49,528            1,598           69,203            53,336
   Net transfers (including fixed
     account).........................            65,675           63,983         (32,833)            30,771
   Contract charges...................          (20,587)         (23,543)         (25,258)          (27,481)
   Transfers for contract benefits
     and terminations.................         (803,144)        (324,095)        (599,774)         (180,176)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (708,528)        (282,057)        (588,662)         (123,550)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................       (1,036,205)         (20,474)      (1,086,606)           227,414
NET ASSETS:
   Beginning of year..................         3,922,157        3,942,631        4,131,028         3,903,614
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      2,885,952  $     3,922,157  $     3,044,422  $      4,131,028
                                        ================  ===============  ===============  ================

                                                     FTVIPT                            FTVIPT
                                              TEMPLETON FOREIGN VIP           TEMPLETON GLOBAL BOND VIP
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                             2018              2017            2018              2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       104,295  $        99,462  $     (143,673)  $     (151,589)
   Net realized gains (losses)........         (17,577)         (41,528)        (132,042)         (41,932)
   Change in unrealized gains
     (losses) on investments..........      (2,152,059)        1,587,607          337,185          262,728
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (2,065,341)        1,645,541           61,470           69,207
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           23,452           58,917          336,932           52,342
   Net transfers (including fixed
     account).........................          734,227        (134,455)          311,323          306,113
   Contract charges...................         (79,728)         (86,506)         (88,677)         (94,894)
   Transfers for contract benefits
     and terminations.................        (618,283)        (974,987)      (1,480,925)        (722,573)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           59,668      (1,137,031)        (921,347)        (459,012)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (2,005,673)          508,510        (859,877)        (389,805)
NET ASSETS:
   Beginning of year..................       12,194,033       11,685,523       10,736,739       11,126,544
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    10,188,360  $    12,194,033  $     9,876,862  $    10,736,739
                                        ===============  ===============  ===============  ===============


                                          INVESCO V.I. EQUITY AND INCOME
                                                    SUB-ACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        106,368  $        12,158
   Net realized gains (losses)........         1,245,327          743,753
   Change in unrealized gains
     (losses) on investments..........       (3,279,709)          881,152
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (1,928,014)        1,637,063
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         1,203,200          224,783
   Net transfers (including fixed
     account).........................           487,048          167,173
   Contract charges...................         (106,856)        (113,077)
   Transfers for contract benefits
     and terminations.................       (2,599,925)      (1,919,404)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,016,533)      (1,640,525)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (2,944,547)          (3,462)
NET ASSETS:
   Beginning of year..................        18,649,182       18,652,644
                                        ----------------  ---------------
   End of year........................  $     15,704,635  $    18,649,182
                                        ================  ===============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                  LMPVET CLEARBRIDGE
                                        INVESCO V.I. INTERNATIONAL GROWTH     VARIABLE AGGRESSIVE GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  --------------------------------
                                              2018            2017               2018            2017
                                        ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        43,186  $       (9,425)   $     (164,125)  $     (173,980)
   Net realized gains (losses)........          422,777          295,050         2,047,392        1,570,574
   Change in unrealized gains
     (losses) on investments..........      (2,131,224)        1,728,217       (3,426,134)        1,033,257
                                        ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,665,261)        2,013,842       (1,542,867)        2,429,851
                                        ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          116,210           99,316         1,362,791          384,967
   Net transfers (including fixed
     account).........................          429,922        (237,327)           145,935          260,161
   Contract charges...................         (71,421)         (79,745)          (84,384)         (85,238)
   Transfers for contract benefits
     and terminations.................      (1,373,415)        (658,422)       (2,986,344)      (1,382,275)
                                        ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (898,704)        (876,178)       (1,562,002)        (822,385)
                                        ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (2,563,965)        1,137,664       (3,104,869)        1,607,466
NET ASSETS:
   Beginning of year..................       10,924,135        9,786,471        18,447,695       16,840,229
                                        ---------------  ---------------   ---------------  ---------------
   End of year........................  $     8,360,170  $    10,924,135   $    15,342,826  $    18,447,695
                                        ===============  ===============   ===============  ===============

                                               LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                              VARIABLE APPRECIATION          VARIABLE DIVIDEND STRATEGY
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2018            2017             2018              2017
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (48,709)  $      (48,143)  $       (8,452)  $      (14,213)
   Net realized gains (losses)........        3,072,348        1,530,236        1,729,875          810,984
   Change in unrealized gains
     (losses) on investments..........      (3,594,134)        2,644,411      (2,566,786)        1,599,752
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (570,495)        4,126,504        (845,363)        2,396,523
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,878,488          330,553          906,400          118,401
   Net transfers (including fixed
     account).........................        (892,328)        (150,828)           62,733        (184,985)
   Contract charges...................        (155,773)        (159,223)         (91,192)         (91,844)
   Transfers for contract benefits
     and terminations.................      (4,138,311)      (1,550,795)      (2,274,610)      (2,022,372)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,307,924)      (1,530,293)      (1,396,669)      (2,180,800)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................      (3,878,419)        2,596,211      (2,242,032)          215,723
NET ASSETS:
   Beginning of year..................       26,287,438       23,691,227       15,145,887       14,930,164
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    22,409,019  $    26,287,438  $    12,903,855  $    15,145,887
                                        ===============  ===============  ===============  ===============

                                                LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                             VARIABLE LARGE CAP GROWTH          VARIABLE LARGE CAP VALUE
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        (3,478)  $       (3,982)  $         (956)   $       (1,703)
   Net realized gains (losses)........            23,671           28,798           35,993            29,619
   Change in unrealized gains
     (losses) on investments..........          (22,818)           33,738         (78,894)            25,605
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           (2,625)           58,554         (43,857)            53,521
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               915            9,207              180               510
   Net transfers (including fixed
     account).........................           (5,965)           46,418          (9,244)             4,578
   Contract charges...................             (449)            (412)          (1,930)           (1,974)
   Transfers for contract benefits
     and terminations.................          (64,653)         (44,186)         (11,983)          (72,908)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          (70,152)           11,027         (22,977)          (69,794)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................          (72,777)           69,581         (66,834)          (16,273)
NET ASSETS:
   Beginning of year..................           286,531          216,950          445,241           461,514
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $        213,754  $       286,531  $       378,407   $       445,241
                                        ================  ===============  ===============   ===============

                                               LMPVET CLEARBRIDGE
                                            VARIABLE SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (73,704)  $       (66,125)
   Net realized gains (losses)........        1,099,335           271,023
   Change in unrealized gains
     (losses) on investments..........        (846,919)           760,137
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          178,712           965,035
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          642,111           217,642
   Net transfers (including fixed
     account).........................        (457,177)         (218,532)
   Contract charges...................         (35,078)          (32,006)
   Transfers for contract benefits
     and terminations.................        (832,597)         (338,432)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (682,741)         (371,328)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        (504,029)           593,707
NET ASSETS:
   Beginning of year..................        4,979,166         4,385,459
                                        ---------------  ----------------
   End of year........................  $     4,475,137  $      4,979,166
                                        ===============  ================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   LMPVET QS                         LMPVET QS
                                         VARIABLE CONSERVATIVE GROWTH             VARIABLE GROWTH
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                             2018             2017             2018             2017
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $        21,913  $        21,969  $        11,013  $         3,823
   Net realized gains (losses).......           93,822          288,834           95,986          271,067
   Change in unrealized gains
     (losses) on investments.........        (234,766)         (49,547)        (212,138)         (44,857)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (119,031)          261,256        (105,139)          230,033
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............            6,816            7,574              780           15,924
   Net transfers (including fixed
     account)........................            8,888           17,897          (4,843)            1,640
   Contract charges..................         (16,276)         (18,178)          (2,632)          (3,452)
   Transfers for contract benefits
     and terminations................        (299,158)        (201,595)        (304,551)        (235,687)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (299,730)        (194,302)        (311,246)        (221,575)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (418,761)           66,954        (416,385)            8,458
NET ASSETS:
   Beginning of year.................        2,336,136        2,269,182        1,420,325        1,411,867
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     1,917,375  $     2,336,136  $     1,003,940  $     1,420,325
                                       ===============  ===============  ===============  ===============

                                                  LMPVET QS                   LMPVIT WESTERN ASSET
                                          VARIABLE MODERATE GROWTH       VARIABLE GLOBAL HIGH YIELD BOND
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                       -------------------------------  --------------------------------
                                            2018            2017             2018              2017
                                       --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $          242  $           341  $       275,872  $       325,713
   Net realized gains (losses).......           4,358            9,715        (145,100)         (48,664)
   Change in unrealized gains
     (losses) on investments.........         (7,390)          (2,533)        (555,880)          312,160
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............         (2,790)            7,523        (425,108)          589,209
                                       --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............              --               --          503,956           53,585
   Net transfers (including fixed
     account)........................            (97)             (70)          127,519           51,908
   Contract charges..................            (53)             (53)         (52,902)         (57,769)
   Transfers for contract benefits
     and terminations................        (22,038)            (264)      (1,437,106)        (608,319)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (22,188)            (387)        (858,533)        (560,595)
                                       --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        (24,978)            7,136      (1,283,641)           28,614
NET ASSETS:
   Beginning of year.................          57,780           50,644        8,480,321        8,451,707
                                       --------------  ---------------  ---------------  ---------------
   End of year.......................  $       32,802  $        57,780  $     7,196,680  $     8,480,321
                                       ==============  ===============  ===============  ===============

                                                OPPENHEIMER VA
                                             MAIN STREET SMALL CAP             PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2018             2017             2018             2017
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (52,944)  $      (30,681)  $         3,988  $         4,210
   Net realized gains (losses).......          757,162          449,588            1,647              551
   Change in unrealized gains
     (losses) on investments.........      (1,093,709)           98,948          (9,943)            1,268
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        (389,491)          517,855          (4,308)            6,029
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           14,860           19,834               --               --
   Net transfers (including fixed
     account)........................         (24,678)        (249,339)         (16,449)            4,901
   Contract charges..................         (29,385)         (32,628)            (549)            (693)
   Transfers for contract benefits
     and terminations................        (807,924)        (421,351)          (4,270)          (5,294)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (847,127)        (683,484)         (21,268)          (1,086)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (1,236,618)        (165,629)         (25,576)            4,943
NET ASSETS:
   Beginning of year.................        4,378,792        4,544,421          124,773          119,830
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     3,142,174  $     4,378,792  $        99,197  $       124,773
                                       ===============  ===============  ===============  ===============


                                            PIMCO VIT LOW DURATION
                                                  SUB-ACCOUNT
                                       -------------------------------
                                            2018             2017
                                       ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $           203  $         (53)
   Net realized gains (losses).......            (124)             (3)
   Change in unrealized gains
     (losses) on investments.........            (669)               2
                                       ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations...............            (590)            (54)
                                       ---------------  --------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --              --
   Net transfers (including fixed
     account)........................          (7,960)             703
   Contract charges..................            (295)           (367)
   Transfers for contract benefits
     and terminations................          (6,589)         (3,105)
                                       ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....         (14,844)         (2,769)
                                       ---------------  --------------
     Net increase (decrease)
       in net assets.................         (15,434)         (2,823)
NET ASSETS:
   Beginning of year.................           59,454          62,277
                                       ---------------  --------------
   End of year.......................  $        44,020  $       59,454
                                       ===============  ==============

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                           PIONEER VCT MID CAP VALUE      PIONEER VCT REAL ESTATE SHARES
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                            2018             2017             2018              2017
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (21,461)  $      (19,262)  $            96  $            81
   Net realized gains (losses)......           200,420          224,327            1,236              939
   Change in unrealized gains
     (losses) on investments........         (639,621)           54,747          (2,428)            (826)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (460,662)          259,812          (1,096)              194
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            52,631           42,096               --               --
   Net transfers (including fixed
     account).......................            76,526           53,543               --               --
   Contract charges.................          (11,344)         (13,213)             (45)             (48)
   Transfers for contract benefits
     and terminations...............         (365,612)        (224,275)              (4)              (2)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (247,799)        (141,849)             (49)             (50)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (708,461)          117,963          (1,145)              144
NET ASSETS:
   Beginning of year................         2,454,357        2,336,394           12,151           12,007
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $      1,745,896  $     2,454,357  $        11,006  $        12,151
                                      ================  ===============  ===============  ===============


                                           PUTNAM VT EQUITY INCOME          PUTNAM VT SUSTAINABLE LEADERS
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2018             2017              2018              2017
                                      ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (531)  $            296  $        (3,813)  $        (1,317)
   Net realized gains (losses)......            6,087             3,633            51,650            23,548
   Change in unrealized gains
     (losses) on investments........         (13,288)             8,979          (50,673)            35,697
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (7,732)            12,908           (2,836)            57,928
                                      ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --             7,857             7,345
   Net transfers (including fixed
     account).......................          (5,071)             1,214           (4,535)           (2,494)
   Contract charges.................               --                --                --                --
   Transfers for contract benefits
     and terminations...............              (5)               (4)          (46,159)          (14,271)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (5,076)             1,210          (42,837)           (9,420)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (12,808)            14,118          (45,673)            48,508
NET ASSETS:
   Beginning of year................           87,866            73,748           260,560           212,052
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $        75,058  $         87,866  $        214,887  $        260,560
                                      ===============  ================  ================  ================

                                                    RUSSELL                             RUSSELL
                                         GLOBAL REAL ESTATE SECURITIES      INTERNATIONAL DEVELOPED MARKETS
                                                  SUB-ACCOUNT                         SUB-ACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            263  $            189  $             44  $            167
   Net realized gains (losses)......                13               164             1,099               508
   Change in unrealized gains
     (losses) on investments........             (881)               453           (3,426)             2,014
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (605)               806           (2,283)             2,689
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                --                --
   Net transfers (including fixed
     account).......................                --                --                --                --
   Contract charges.................                --                --                --                --
   Transfers for contract benefits
     and terminations...............               (4)               (2)               (5)               (3)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)               (2)               (5)               (3)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............             (609)               804           (2,288)             2,686
NET ASSETS:
   Beginning of year................             8,645             7,841            14,238            11,552
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $          8,036  $          8,645  $         11,950  $         14,238
                                      ================  ================  ================  ================


                                            RUSSELL STRATEGIC BOND
                                                  SUB-ACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            169  $            (9)
   Net realized gains (losses)......              (17)              (10)
   Change in unrealized gains
     (losses) on investments........             (682)               596
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (530)               577
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --
   Net transfers (including fixed
     account).......................                --                --
   Contract charges.................                --                --
   Transfers for contract benefits
     and terminations...............               (3)               (4)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (3)               (4)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............             (533)               573
NET ASSETS:
   Beginning of year................            24,270            23,697
                                      ----------------  ----------------
   End of year......................  $         23,737  $         24,270
                                      ================  ================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         RUSSELL U.S. SMALL CAP EQUITY        RUSSELL U.S. STRATEGIC EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2018               2017              2018              2017
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (45)  $            (51)  $          (140)  $          (181)
   Net realized gains (losses)......               805                327            10,211             5,034
   Change in unrealized gains
     (losses) on investments........           (1,398)                319          (15,937)             3,789
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (638)                595           (5,866)             8,642
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                 --                --                --
   Net transfers (including fixed
     account).......................                --                 --                --                --
   Contract charges.................                --                 --                --                --
   Transfers for contract benefits
     and terminations...............               (2)                (5)               (2)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (2)                (5)               (2)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............             (640)                590           (5,868)             8,638
NET ASSETS:
   Beginning of year................             4,847              4,257            53,811            45,173
                                      ----------------  -----------------  ----------------  ----------------
   End of year......................  $          4,207  $           4,847  $         47,943  $         53,811
                                      ================  =================  ================  ================

                                          TAP 1919 VARIABLE SOCIALLY
                                              RESPONSIVE BALANCED
                                                  SUB-ACCOUNT
                                      -----------------------------------
                                             2018              2017
                                      -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (80)  $           (60)
   Net realized gains (losses)......              1,242               872
   Change in unrealized gains
     (losses) on investments........            (1,525)             1,183
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              (363)             1,995
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                --
   Net transfers (including fixed
     account).......................                 --                --
   Contract charges.................               (35)              (35)
   Transfers for contract benefits
     and terminations...............                (6)             (700)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (41)             (735)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............              (404)             1,260
NET ASSETS:
   Beginning of year................             15,055            13,795
                                      -----------------  ----------------
   End of year......................  $          14,651  $         15,055
                                      =================  ================

(a) Commenced July 20, 2015 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
           OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account B (the "Separate Account"), a separate account of Brighthouse Life Insurance Company of NY ("Brighthouse NY" and the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). Brighthouse NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVIT")
American Funds Insurance Series(R) ("American                Morgan Stanley Variable Insurance Fund, Inc.
   Funds(R)")                                                  ("Morgan Stanley VIF")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Oppenheimer Variable Account Funds
Brighthouse Funds Trust I ("BHFTI")*                           ("Oppenheimer VA")
Brighthouse Funds Trust II ("BHFTII")*                       PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust         Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                                Russell Investment Funds ("Russell")
Legg Mason Partners Variable Equity Trust                    Trust for Advised Portfolios ("TAP")
   ("LMPVET")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2018:

American Funds(R) Bond Sub-Account (a)                 BHFTI American Funds(R) Balanced Allocation
American Funds(R) Global Growth Sub-Account (a)          Sub-Account
American Funds(R) Global Small Capitalization          BHFTI American Funds(R) Growth Allocation
   Sub-Account (a)                                       Sub-Account
American Funds(R) Growth Sub-Account                   BHFTI American Funds(R) Growth Sub-Account
American Funds(R) Growth-Income Sub-Account (a)        BHFTI American Funds(R) Moderate Allocation
BHFTI AB Global Dynamic Allocation Sub-Account           Sub-Account
                                                       BHFTI AQR Global Risk Balanced Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


BHFTI BlackRock Global Tactical Strategies               BHFTII Baillie Gifford International Stock
   Sub-Account                                              Sub-Account
BHFTI BlackRock High Yield Sub-Account (a)               BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTII BlackRock Capital Appreciation
BHFTI Brighthouse Balanced Plus Sub-Account                 Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Aberdeen Emerging Markets                 Sub-Account (a)
   Equity Sub-Account (a)                                BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Eaton Vance Floating Rate              BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Return Sub-Account                                    BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Templeton International Bond              Sub-Account
   Sub-Account                                           BHFTII Brighthouse/Dimensional International Small
BHFTI Brighthouse/Wellington Large Cap Research             Company Sub-Account
   Sub-Account (a)                                       BHFTII Brighthouse/Wellington Core Equity
BHFTI Clarion Global Real Estate Sub-Account (a)            Opportunities Sub-Account (a)
BHFTI ClearBridge Aggressive Growth Sub-Account (a)      BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Fidelity Institutional Asset Management(R)         BHFTII Jennison Growth Sub-Account (a)
   Government Income Sub-Account                         BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI Harris Oakmark International Sub-Account (a)       BHFTII Loomis Sayles Small Cap Growth Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII MetLife Aggregate Bond Index Sub-Account
   Sub-Account                                           BHFTII MetLife Mid Cap Stock Index Sub-Account
BHFTI Invesco Comstock Sub-Account                       BHFTII MetLife MSCI EAFE(R) Index Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII MetLife Russell 2000(R) Index Sub-Account
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII MetLife Stock Index Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII MFS(R) Total Return Sub-Account (a)
   Sub-Account                                           BHFTII MFS(R) Value Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account (a)           BHFTII Neuberger Berman Genesis Sub-Account (a)
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII T. Rowe Price Large Cap Growth
BHFTI MetLife Multi-Index Targeted Risk                     Sub-Account (a)
   Sub-Account                                           BHFTII T. Rowe Price Small Cap Growth Sub-Account
BHFTI MFS(R) Research International Sub-Account (a)      BHFTII VanEck Global Natural Resources
BHFTI Morgan Stanley Mid Cap Growth Sub-Account (a)         Sub-Account
BHFTI Oppenheimer Global Equity Sub-Account              BHFTII Western Asset Management Strategic Bond
BHFTI PanAgora Global Diversified Risk                      Opportunities Sub-Account (a)
   Sub-Account                                           BHFTII Western Asset Management U.S. Government
BHFTI PIMCO Inflation Protected Bond Sub-Account            Sub-Account (a)
BHFTI PIMCO Total Return Sub-Account (a)                 BlackRock Global Allocation V.I. Sub-Account
BHFTI Schroders Global Multi-Asset Sub-Account           Fidelity(R) VIP Contrafund Sub-Account (a)
BHFTI SSGA Growth and Income ETF Sub-Account             Fidelity(R) VIP Equity-Income Sub-Account
BHFTI SSGA Growth ETF Sub-Account                        Fidelity(R) VIP Mid Cap Sub-Account
BHFTI T. Rowe Price Large Cap Value Sub-Account (a)      FTVIPT Franklin Income VIP Sub-Account
BHFTI T. Rowe Price Mid Cap Growth Sub-Account           FTVIPT Franklin Mutual Shares VIP Sub-Account
BHFTI Victory Sycamore Mid Cap Value                     FTVIPT Franklin Small Cap Value VIP Sub-Account
   Sub-Account (a)                                       FTVIPT Templeton Foreign VIP Sub-Account (a)
BHFTI Wells Capital Management Mid Cap Value             FTVIPT Templeton Global Bond VIP Sub-Account
   Sub-Account                                           Invesco V.I. Equity and Income Sub-Account
                                                         Invesco V.I. International Growth Sub-Account (a)

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


LMPVET ClearBridge Variable Aggressive Growth            LMPVIT Western Asset Variable Global High Yield
   Sub-Account (a)                                         Bond Sub-Account (a)
LMPVET ClearBridge Variable Appreciation                 Oppenheimer VA Main Street Small Cap Sub-Account
   Sub-Account (a)                                       PIMCO VIT High Yield Sub-Account
LMPVET ClearBridge Variable Dividend Strategy            PIMCO VIT Low Duration Sub-Account
   Sub-Account (a)                                       Pioneer VCT Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             Pioneer VCT Real Estate Shares Sub-Account
   Sub-Account                                           Putnam VT Equity Income Sub-Account
LMPVET ClearBridge Variable Large Cap Value              Putnam VT Sustainable Leaders Sub-Account
   Sub-Account                                           Russell Global Real Estate Securities Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             Russell International Developed Markets Sub-Account
   Sub-Account (a)                                       Russell Strategic Bond Sub-Account
LMPVET QS Variable Conservative Growth                   Russell U.S. Small Cap Equity Sub-Account
   Sub-Account                                           Russell U.S. Strategic Equity Sub-Account
LMPVET QS Variable Growth Sub-Account                    TAP 1919 Variable Socially Responsive Balanced
LMPVET QS Variable Moderate Growth Sub-Account             Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2018:

BHFTI Brighthouse/Artisan International Sub-Account
BHFTI TCW Core Fixed Income Sub-Account
Morgan Stanley VIF Global Infrastructure Sub-Account


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account BHFTII MFS(R) Value II Sub-Account
BHFTI Schroders Global Multi-Asset II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management(R)
                                                         Government Income Portfolio
BHFTII Blackrock Large Cap Value Portfolio             BHFTII MFS(R) Value II Portfolio
Putnam VT Multi-Cap Growth Fund                        Putnam VT Sustainable Leaders Fund

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges are asset-based charges paid to the company and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.40%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018             DECEMBER 31, 2018
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     American Funds(R) Bond Sub-Account..........................        856,029        9,164,075       1,336,497         1,798,435
     American Funds(R) Global Growth Sub-Account.................        824,581       19,585,163       2,471,950         3,717,775
     American Funds(R) Global Small Capitalization Sub-Account...        192,838        3,781,509         289,505           719,742
     American Funds(R) Growth Sub-Account........................        639,995       39,744,782       5,584,270        11,288,677
     American Funds(R) Growth-Income Sub-Account.................        552,550       22,937,091       2,913,426         5,074,996
     BHFTI AB Global Dynamic Allocation Sub-Account..............     11,350,265      117,489,597       3,235,746        14,968,283
     BHFTI American Funds(R) Balanced Allocation Sub-Account.....     20,530,467      191,114,834      17,654,455        26,285,369
     BHFTI American Funds(R) Growth Allocation Sub-Account.......     10,993,785       97,443,794      15,160,259        14,933,549
     BHFTI American Funds(R) Growth Sub-Account..................      5,006,259       48,274,460      10,856,701         9,000,054
     BHFTI American Funds(R) Moderate Allocation Sub-Account.....     10,427,765       98,352,585       9,209,703        12,369,608
     BHFTI AQR Global Risk Balanced Sub-Account..................     13,739,848      140,637,903      12,247,863        13,653,192
     BHFTI BlackRock Global Tactical Strategies Sub-Account......     25,894,078      256,869,584      23,589,129        23,656,935
     BHFTI BlackRock High Yield Sub-Account......................      2,811,571       22,051,791       5,545,564         3,281,636
     BHFTI Brighthouse Asset Allocation 100 Sub-Account..........      8,175,742       91,652,593       8,726,077        12,493,897
     BHFTI Brighthouse Balanced Plus Sub-Account.................     42,485,004      443,861,950      57,833,911        34,088,220
     BHFTI Brighthouse Small Cap Value Sub-Account...............      1,916,283       28,439,247       2,952,703         4,698,832
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account...............................................      3,037,463       30,108,615       4,102,137         3,182,053
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account.....        759,208        7,819,143       3,498,907         1,831,882
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account...............................................      1,707,127       16,641,932       3,380,750         3,884,642
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account...............................................        250,341        2,806,440         299,194           688,534
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account...............................................        113,866        1,279,438         269,308           250,003
     BHFTI Clarion Global Real Estate Sub-Account................      1,707,774       19,571,590       1,667,378         2,823,952
     BHFTI ClearBridge Aggressive Growth Sub-Account.............      2,533,087       29,192,575       3,448,259         7,730,930
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Sub-Account........................................      3,982,346       42,578,468       2,975,329         6,162,744
     BHFTI Harris Oakmark International Sub-Account..............      3,758,106       53,654,357       8,127,856         5,497,332
     BHFTI Invesco Balanced-Risk Allocation Sub-Account..........      4,491,665       45,727,787       5,294,046         4,816,162
     BHFTI Invesco Comstock Sub-Account..........................      2,269,849       28,415,284       3,620,127         6,856,331
     BHFTI Invesco Small Cap Growth Sub-Account..................      2,056,485       28,359,411       5,872,411         4,520,946
     BHFTI JPMorgan Core Bond Sub-Account........................      2,762,311       28,649,732       3,150,608         5,253,443
     BHFTI JPMorgan Global Active Allocation Sub-Account.........      5,708,870       63,537,159      10,922,544         6,483,662
     BHFTI JPMorgan Small Cap Value Sub-Account..................        242,777        3,614,556         467,129           404,288
     BHFTI Loomis Sayles Global Markets Sub-Account..............      1,044,460       13,881,246       2,300,485         3,407,705
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account.........      3,929,997       46,952,414      10,029,773         8,127,617
     BHFTI MFS(R) Research International Sub-Account.............      2,416,628       26,888,413       1,425,743         3,786,625
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account.............        587,480        7,955,512       2,536,607         3,029,182
     BHFTI Oppenheimer Global Equity Sub-Account.................        171,119        3,206,216         632,030           693,874
     BHFTI PanAgora Global Diversified Risk Sub-Account..........        386,331        4,117,704         645,379           583,807
     BHFTI PIMCO Inflation Protected Bond Sub-Account............      5,804,439       62,008,671       2,552,096         8,668,985
     BHFTI PIMCO Total Return Sub-Account........................     11,176,135      130,759,465       6,006,966        16,240,505
     BHFTI Schroders Global Multi-Asset Sub-Account..............      3,951,606       46,652,865      27,281,148         4,348,696
     BHFTI SSGA Growth and Income ETF Sub-Account................      7,288,044       81,475,289       7,705,375        11,187,135
     BHFTI SSGA Growth ETF Sub-Account...........................      3,947,466       44,724,674       4,610,296         5,618,447
     BHFTI T. Rowe Price Large Cap Value Sub-Account.............      1,715,587       48,745,204       8,727,043         6,093,544
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account..............      4,458,627       42,429,681       8,806,661         6,136,185
     BHFTI Victory Sycamore Mid Cap Value Sub-Account............      1,041,131       17,481,823       4,172,131         2,843,810
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account...............................................      1,771,624       22,921,599       2,357,426         3,649,114
     BHFTII Baillie Gifford International Stock Sub-Account......      1,130,932       11,113,545       1,516,279         2,003,020
     BHFTII BlackRock Bond Income Sub-Account....................         86,746        9,169,823       1,909,812         1,321,811

(a)  Commenced July 20, 2015 and began transactions in 2018.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     BHFTII BlackRock Capital Appreciation Sub-Account..........         59,928         2,032,549         1,134,147          243,263
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........        492,090        49,461,939        27,452,870       26,302,558
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........        761,548         8,233,721         3,066,269        2,951,146
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........     27,080,267       323,955,397        18,356,751       58,277,057
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........     40,541,193       509,776,796        36,767,428       58,573,802
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........     28,520,191       391,983,284        25,807,003       57,228,907
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......         56,048        11,987,338         1,119,930        1,782,335
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        434,813         6,100,362         1,255,204          678,981
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      2,374,901        69,931,048         6,647,370       15,323,440
     BHFTII Frontier Mid Cap Growth Sub-Account.................        245,417         7,437,519         1,307,338        1,346,493
     BHFTII Jennison Growth Sub-Account.........................      3,077,904        40,454,598         9,927,512        9,786,205
     BHFTII Loomis Sayles Small Cap Core Sub-Account............          3,087           744,965            99,679          105,219
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         36,930           436,111           132,487          151,107
     BHFTII MetLife Aggregate Bond Index Sub-Account............      1,598,826        17,271,342         2,206,127        2,827,307
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        454,518         7,493,744         1,550,809        1,184,537
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............        558,412         6,813,242         1,496,926        1,064,542
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........        523,886         9,300,427         2,321,575        2,709,209
     BHFTII MetLife Stock Index Sub-Account.....................      1,020,357        38,417,007         8,727,452        9,873,589
     BHFTII MFS(R) Total Return Sub-Account.....................         43,340         6,284,299           809,121          992,374
     BHFTII MFS(R) Value Sub-Account............................      1,438,451        21,462,106         3,237,999        4,731,008
     BHFTII Neuberger Berman Genesis Sub-Account................        585,563         9,405,537         2,293,548        2,024,169
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      1,321,550        28,717,348        10,541,544        4,710,487
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........         20,339           322,187            49,281           85,323
     BHFTII VanEck Global Natural Resources Sub-Account.........        456,566         5,129,713           574,546          735,369
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................      5,087,469        66,147,419         7,699,538        9,822,300
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................      2,248,155        26,695,687         4,144,937        3,759,682
     BlackRock Global Allocation V.I. Sub-Account (a)...........         15,272           220,491           295,165           71,622
     Fidelity(R) VIP Contrafund Sub-Account.....................        535,803        15,757,641         2,544,174        3,436,299
     Fidelity(R) VIP Equity-Income Sub-Account..................          1,838            38,449             3,799           24,937
     Fidelity(R) VIP Mid Cap Sub-Account........................        432,329        13,248,948         1,803,480        2,812,619
     FTVIPT Franklin Income VIP Sub-Account.....................      1,254,121        19,250,095         1,431,093        2,690,653
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............        165,860         2,989,341           320,374          872,968
     FTVIPT Franklin Small Cap Value VIP Sub-Account............        208,523         3,646,087           732,728          771,316
     FTVIPT Templeton Foreign VIP Sub-Account...................        799,594        12,041,484           744,056          580,110
     FTVIPT Templeton Global Bond VIP Sub-Account...............        586,861        10,634,382           512,229        1,577,254
     Invesco V.I. Equity and Income Sub-Account.................        979,092        15,158,021         2,355,703        2,484,015
     Invesco V.I. International Growth Sub-Account..............        257,139         7,299,154           620,480        1,407,348
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................        665,362        14,427,952         2,876,132        3,483,054
     LMPVET ClearBridge Variable Appreciation Sub-Account.......        576,535        17,067,681         3,301,091        5,615,285
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................        736,197         9,781,858         1,786,130        2,340,795
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................          8,963           175,622             8,000           75,020
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....         21,177           355,071            40,492           37,285
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................        188,579         3,904,307         1,280,924        1,512,333
     LMPVET QS Variable Conservative Growth Sub-Account.........        144,927         1,894,248           135,191          353,920
     LMPVET QS Variable Growth Sub-Account......................         82,291         1,066,200           104,693          337,192
     LMPVET QS Variable Moderate Growth Sub-Account.............          2,698            33,000             2,592           22,861

(a)  Commenced July 20, 2015 and began transactions in 2018.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................      1,081,654        8,375,848         1,038,252         1,620,916
     Oppenheimer VA Main Street Small Cap Sub-Account...........        156,874        3,046,641           644,112         1,011,087
     PIMCO VIT High Yield Sub-Account...........................         13,628           98,589             8,108            25,392
     PIMCO VIT Low Duration Sub-Account.........................          4,368           44,752             1,468            16,106
     Pioneer VCT Mid Cap Value Sub-Account......................        113,740        2,099,475           315,924           402,457
     Pioneer VCT Real Estate Shares Sub-Account.................            875            7,555             1,424               237
     Putnam VT Equity Income Sub-Account........................          3,247           58,378             4,563             6,475
     Putnam VT Sustainable Leaders Sub-Account..................          6,267          159,445            40,967            54,538
     Russell Global Real Estate Securities Sub-Account..........            604            8,398               390               119
     Russell International Developed Markets Sub-Account........          1,191           12,357             1,302               199
     Russell Strategic Bond Sub-Account.........................          2,358           24,999               500               332
     Russell U.S. Small Cap Equity Sub-Account..................            355            4,652               819                71
     Russell U.S. Strategic Equity Sub-Account..................          3,654           54,172            10,715               768
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................            585           18,075             1,421               277

(a)  Commenced July 20, 2015 and began transactions in 2018.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                       AMERICAN FUNDS(R)             AMERICAN FUNDS(R)
                                     AMERICAN FUNDS(R) BOND              GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                       2018           2017           2018            2017           2018           2017
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........        516,719        510,982        529,487        568,974        109,931         121,273
Units issued and transferred
   from other funding options....        712,700         62,049        215,905         32,117         12,338           2,466
Units redeemed and transferred to
   other funding options.........      (126,576)       (56,312)       (78,884)       (71,604)       (16,014)        (13,808)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................      1,102,843        516,719        666,508        529,487        106,255         109,931
                                   =============  =============  =============  =============  =============  ==============


                                                                       AMERICAN FUNDS(R)                BHFTI AB GLOBAL
                                    AMERICAN FUNDS(R) GROWTH             GROWTH-INCOME                DYNAMIC ALLOCATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  -----------------------------  ------------------------------
                                       2018            2017           2018           2017            2018            2017
                                   -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........        167,420        193,398        169,363         155,816      11,153,982      12,052,765
Units issued and transferred
   from other funding options....          1,967          1,756        313,124          31,247         195,395         269,886
Units redeemed and transferred to
   other funding options.........       (30,839)       (27,734)       (26,968)        (17,700)     (1,131,505)     (1,168,669)
                                   -------------  -------------  -------------  --------------  --------------  --------------
Units end of year................        138,548        167,420        455,519         169,363      10,217,872      11,153,982
                                   =============  =============  =============  ==============  ==============  ==============

                                      BHFTI AMERICAN FUNDS(R)       BHFTI AMERICAN FUNDS(R)        BHFTI AMERICAN FUNDS(R)
                                        BALANCED ALLOCATION            GROWTH ALLOCATION                   GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                       2018            2017           2018           2017            2018           2017
                                   -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........     14,654,093     15,611,686      6,972,911       7,212,209       4,133,517      4,340,981
Units issued and transferred
   from other funding options....        620,755        879,845        688,711         716,861       1,187,508        431,397
Units redeemed and transferred to
   other funding options.........    (1,910,242)    (1,837,438)    (1,044,393)       (956,159)       (829,549)      (638,861)
                                   -------------  -------------  -------------  --------------  --------------  -------------
Units end of year................     13,364,606     14,654,093      6,617,229       6,972,911       4,491,476      4,133,517
                                   =============  =============  =============  ==============  ==============  =============


                                      BHFTI AMERICAN FUNDS(R)                 BHFTI                     BHFTI BLACKROCK
                                        MODERATE ALLOCATION         AQR GLOBAL RISK BALANCED      GLOBAL TACTICAL STRATEGIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2018           2017            2018           2017           2018            2017
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........      7,609,534       8,497,805      11,131,799     12,028,480     21,234,869     22,869,283
Units issued and transferred
   from other funding options....        322,818         254,562         183,793        344,333        325,287        513,655
Units redeemed and transferred to
   other funding options.........      (906,960)     (1,142,833)     (1,188,630)    (1,241,014)    (1,785,647)    (2,148,069)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................      7,025,392       7,609,534      10,126,962     11,131,799     19,774,509     21,234,869
                                   =============  ==============  ==============  =============  =============  =============

                                                                        BHFTI BRIGHTHOUSE               BHFTI BRIGHTHOUSE
                                    BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100                BALANCED PLUS
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2018           2017            2018            2017           2018            2017
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........        676,724         722,071       5,619,852      6,274,951      31,901,432      32,202,037
Units issued and transferred
   from other funding options....        778,934          60,624         302,442        102,048       1,595,504       2,243,206
Units redeemed and transferred to
   other funding options.........      (168,323)       (105,971)       (661,709)      (757,147)     (2,748,550)     (2,543,811)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      1,287,335         676,724       5,260,585      5,619,852      30,748,386      31,901,432
                                   =============  ==============  ==============  =============  ==============  ==============


                                         BHFTI BRIGHTHOUSE        BHFTI BRIGHTHOUSE/ABERDEEN         BHFTI BRIGHTHOUSE/EATON
                                          SMALL CAP VALUE           EMERGING MARKETS EQUITY            VANCE FLOATING RATE
                                            SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2018           2017           2018            2017            2018            2017
                                   -------------  --------------  -------------  -------------   --------------  --------------

Units beginning of year..........      1,091,383       1,246,908      2,798,040      3,035,429          522,734         572,091
Units issued and transferred
   from other funding options....         67,664          64,756        513,429        263,176          307,471          92,613
Units redeemed and transferred to
   other funding options.........      (168,461)       (220,281)      (431,321)      (500,565)        (183,391)       (141,970)
                                   -------------  --------------  -------------  -------------   --------------  --------------
Units end of year................        990,586       1,091,383      2,880,148      2,798,040          646,814         522,734
                                   =============  ==============  =============  =============   ==============  ==============


                                    BHFTI BRIGHTHOUSE/FRANKLIN      BHFTI BRIGHTHOUSE/TEMPLETON    BHFTI BRIGHTHOUSE/WELLINGTON
                                     LOW DURATION TOTAL RETURN          INTERNATIONAL BOND              LARGE CAP RESEARCH
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018           2017
                                   --------------  --------------  --------------  -------------   --------------  -------------

Units beginning of year..........       1,710,233       1,865,856         233,461        250,541           90,328         96,070
Units issued and transferred
   from other funding options....         412,495         409,417          31,812         24,953            3,459          3,736
Units redeemed and transferred to
   other funding options.........       (468,904)       (565,040)        (60,018)       (42,033)         (11,549)        (9,478)
                                   --------------  --------------  --------------  -------------   --------------  -------------
Units end of year................       1,653,824       1,710,233         205,255        233,461           82,238         90,328
                                   ==============  ==============  ==============  =============   ==============  =============


                                                                                                  BHFTI FIDELITY INSTITUTIONAL
                                           BHFTI CLARION                 BHFTI CLEARBRIDGE             ASSET MANAGEMENT(R)
                                        GLOBAL REAL ESTATE               AGGRESSIVE GROWTH              GOVERNMENT INCOME
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2018            2017            2018            2017           2018           2017
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........       1,155,226       1,243,407       2,850,050      3,226,408       4,149,237      4,300,993
Units issued and transferred
   from other funding options....          78,408         114,722         131,430        154,259         288,267        436,062
Units redeemed and transferred to
   other funding options.........       (187,143)       (202,903)       (455,770)      (530,617)       (646,231)      (587,818)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................       1,046,491       1,155,226       2,525,710      2,850,050       3,791,273      4,149,237
                                   ==============  ==============  ==============  =============  ==============  =============

(a) Commenced July 20, 2015 and began transactions in 2018.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                           BHFTI HARRIS                  BHFTI INVESCO
                                       OAKMARK INTERNATIONAL       BALANCED-RISK ALLOCATION        BHFTI INVESCO COMSTOCK
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2018           2017           2018            2017          2018            2017
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........       1,854,183      2,141,065     36,504,508     35,997,671      1,935,644      2,194,769
Units issued and transferred
   from other funding options....         312,389        131,343      2,033,307      5,362,254         90,771         92,606
Units redeemed and transferred to
   other funding options.........       (294,703)      (418,225)    (4,490,095)    (4,855,417)      (361,827)      (351,731)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................       1,871,869      1,854,183     34,047,720     36,504,508      1,664,588      1,935,644
                                   ==============  =============  =============  =============  =============  =============


                                            BHFTI INVESCO                                              BHFTI JPMORGAN
                                          SMALL CAP GROWTH          BHFTI JPMORGAN CORE BOND      GLOBAL ACTIVE ALLOCATION
                                             SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  ----------------------------  ----------------------------
                                        2018            2017           2018           2017           2018           2017
                                   --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year..........         829,704         924,203      2,769,142      2,700,472     47,106,992     50,757,669
Units issued and transferred
   from other funding options....         109,346          52,489        383,875        496,631      6,192,489      4,173,059
Units redeemed and transferred to
   other funding options.........       (156,927)       (146,988)      (610,238)      (427,961)    (5,822,798)    (7,823,736)
                                   --------------  --------------  -------------  -------------  -------------  -------------
Units end of year................         782,123         829,704      2,542,779      2,769,142     47,476,683     47,106,992
                                   ==============  ==============  =============  =============  =============  =============

                                           BHFTI JPMORGAN                  BHFTI LOOMIS                    BHFTI METLIFE
                                           SMALL CAP VALUE             SAYLES GLOBAL MARKETS         MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018           2017            2018            2017
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........         177,588         190,834        947,855       1,036,206      31,354,071      29,527,314
Units issued and transferred
   from other funding options....          11,273          13,163         66,704          60,625       5,258,951       4,872,381
Units redeemed and transferred to
   other funding options.........        (17,375)        (26,409)      (174,426)       (148,976)     (3,774,829)     (3,045,624)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................         171,486         177,588        840,133         947,855      32,838,193      31,354,071
                                   ==============  ==============  =============  ==============  ==============  ==============


                                      BHFTI MFS(R) RESEARCH         BHFTI MORGAN STANLEY            BHFTI OPPENHEIMER
                                          INTERNATIONAL                MID CAP GROWTH                 GLOBAL EQUITY
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2018           2017           2018           2017           2018           2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,800,246      2,049,260        541,671        600,877        128,920        154,613
Units issued and transferred
   from other funding options....        118,879         65,084         21,302         25,425          8,477          3,616
Units redeemed and transferred to
   other funding options.........      (253,919)      (314,098)      (122,781)       (84,631)       (20,848)       (29,309)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,665,206      1,800,246        440,192        541,671        116,549        128,920
                                   =============  =============  =============  =============  =============  =============

                                           BHFTI PANAGORA              BHFTI PIMCO INFLATION
                                       GLOBAL DIVERSIFIED RISK            PROTECTED BOND          BHFTI PIMCO TOTAL RETURN
                                             SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2018           2017            2018           2017          2018           2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      3,731,501      3,240,050      4,410,093      4,421,076      7,730,960      7,773,045
Units issued and transferred
   from other funding options......        359,291      1,465,031        355,028        531,955        724,112        866,255
Units redeemed and transferred to
   other funding options...........      (546,262)      (973,580)      (788,667)      (542,938)    (1,298,808)      (908,340)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      3,544,530      3,731,501      3,976,454      4,410,093      7,156,264      7,730,960
                                     =============  =============  =============  =============  =============  =============


                                           BHFTI SCHRODERS                  BHFTI SSGA
                                         GLOBAL MULTI-ASSET            GROWTH AND INCOME ETF        BHFTI SSGA GROWTH ETF
                                             SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2018           2017            2018           2017          2018           2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     19,146,295     19,337,757      5,514,446      6,009,768      2,910,881      3,297,259
Units issued and transferred
   from other funding options......     18,682,275      1,858,743        203,448        243,050         86,361        104,292
Units redeemed and transferred to
   other funding options...........    (3,826,288)    (2,050,205)      (677,187)      (738,372)      (316,119)      (490,670)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     34,002,282     19,146,295      5,040,707      5,514,446      2,681,123      2,910,881
                                     =============  =============  =============  =============  =============  =============

                                        BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE          BHFTI VICTORY SYCAMORE
                                          LARGE CAP VALUE                MID CAP GROWTH                  MID CAP VALUE
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018           2017            2018           2017
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        632,236         712,260       2,061,165      2,347,030        475,301         514,649
Units issued and transferred
   from other funding options....         52,718          35,772         170,443         88,982         33,270          39,951
Units redeemed and transferred to
   other funding options.........       (83,754)       (115,796)       (302,711)      (374,847)       (75,475)        (79,299)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        601,200         632,236       1,928,897      2,061,165        433,096         475,301
                                   =============  ==============  ==============  =============  =============  ==============


                                        BHFTI WELLS CAPITAL          BHFTII BAILLIE GIFFORD           BHFTII BLACKROCK
                                     MANAGEMENT MID CAP VALUE          INTERNATIONAL STOCK               BOND INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2018            2017           2018            2017           2018            2017
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........        916,185        998,992         961,397       1,150,477        140,152        139,016
Units issued and transferred
   from other funding options....         37,976         54,279         136,192          53,095         30,193         15,026
Units redeemed and transferred to
   other funding options.........      (156,079)      (137,086)       (160,552)       (242,175)       (23,916)       (13,890)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................        798,082        916,185         937,037         961,397        146,429        140,152
                                   =============  =============  ==============  ==============  =============  =============

(a) Commenced July 20, 2015 and began transactions in 2018.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                          BHFTII BLACKROCK               BHFTII BLACKROCK              BHFTII BRIGHTHOUSE
                                        CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018            2017           2018            2017
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........          83,572          89,036       5,219,529      5,048,494         584,817         621,725
Units issued and transferred
   from other funding options....          15,065           2,121       3,771,900      3,025,642         248,188         325,088
Units redeemed and transferred to
   other funding options.........         (7,545)         (7,585)     (3,700,866)    (2,854,607)       (203,796)       (361,996)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................          91,092          83,572       5,290,563      5,219,529         629,209         584,817
                                   ==============  ==============  ==============  =============  ==============  ==============


                                        BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                        ASSET ALLOCATION 40            ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2018           2017            2018           2017            2018            2017
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........     22,319,210      25,163,031      30,132,570     33,270,831      23,551,756      25,900,408
Units issued and transferred
   from other funding options....        509,408         511,317       1,388,054        963,400         546,125         589,675
Units redeemed and transferred to
   other funding options.........    (3,625,905)     (3,355,138)     (3,627,721)    (4,101,661)     (3,059,378)     (2,938,327)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................     19,202,713      22,319,210      27,892,903     30,132,570      21,038,503      23,551,756
                                   =============  ==============  ==============  =============  ==============  ==============

                                                                             BHFTII                         BHFTII
                                    BHFTII BRIGHTHOUSE/ARTISAN       BRIGHTHOUSE/DIMENSIONAL        BRIGHTHOUSE/WELLINGTON
                                           MID CAP VALUE           INTERNATIONAL SMALL COMPANY     CORE EQUITY OPPORTUNITIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018            2017           2018           2017
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        589,889         649,443         224,490        240,869      3,158,888       3,460,828
Units issued and transferred
   from other funding options....         27,944          46,619          38,809         50,633        148,750         151,749
Units redeemed and transferred to
   other funding options.........       (77,901)       (106,173)        (31,914)       (67,012)      (552,532)       (453,689)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        539,932         589,889         231,385        224,490      2,755,106       3,158,888
                                   =============  ==============  ==============  =============  =============  ==============



                                              BHFTII                                                 BHFTII LOOMIS SAYLES
                                      FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH             SMALL CAP CORE
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018           2017            2018           2017
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        348,922         408,397       1,842,317      2,215,010         12,979          13,831
Units issued and transferred
   from other funding options....         19,191           4,874         141,843         44,021            234             557
Units redeemed and transferred to
   other funding options.........       (54,681)        (64,349)       (363,779)      (416,714)        (1,381)         (1,409)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        313,432         348,922       1,620,381      1,842,317         11,832          12,979
                                   =============  ==============  ==============  =============  =============  ==============

                                       BHFTII LOOMIS SAYLES              BHFTII METLIFE                BHFTII METLIFE
                                         SMALL CAP GROWTH             AGGREGATE BOND INDEX           MID CAP STOCK INDEX
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2018           2017            2018           2017           2018            2017
                                   --------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year..........          22,792         25,557       1,145,468      1,077,178        254,725        252,724
Units issued and transferred
   from other funding options....           2,209          1,483         162,503        213,459         29,431         52,500
Units redeemed and transferred to
   other funding options.........         (5,499)        (4,248)       (245,241)      (145,169)       (37,150)       (50,499)
                                   --------------  -------------  --------------  -------------  -------------  -------------
Units end of year................          19,502         22,792       1,062,730      1,145,468        247,006        254,725
                                   ==============  =============  ==============  =============  =============  =============


                                           BHFTII METLIFE                 BHFTII METLIFE
                                         MSCI EAFE(R) INDEX            RUSSELL 2000(R) INDEX      BHFTII METLIFE STOCK INDEX
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2018            2017            2018           2017           2018           2017
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........         481,469         469,663         356,943        361,122      2,080,854      2,397,621
Units issued and transferred
   from other funding options....          98,938          89,839          58,027         42,356        254,711        175,733
Units redeemed and transferred to
   other funding options.........        (80,628)        (78,033)        (90,123)       (46,535)      (404,269)      (492,500)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................         499,779         481,469         324,847        356,943      1,931,296      2,080,854
                                   ==============  ==============  ==============  =============  =============  =============

                                                                                                               BHFTII
                                     BHFTII MFS(R) TOTAL RETURN          BHFTII MFS(R) VALUE          NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         117,788         126,252         825,295         920,511         413,277         467,759
Units issued and transferred
   from other funding options....           5,210           5,888          79,684          65,974          36,086          23,142
Units redeemed and transferred to
   other funding options.........        (15,148)        (14,352)       (175,881)       (161,190)        (65,779)        (77,624)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         107,850         117,788         729,098         825,295         383,584         413,277
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                         BHFTII T. ROWE                 BHFTII T. ROWE                BHFTII VANECK
                                     PRICE LARGE CAP GROWTH         PRICE SMALL CAP GROWTH      GLOBAL NATURAL RESOURCES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2018           2017           2018            2017          2018            2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,082,981      1,195,673         12,927         14,995        401,610        364,533
Units issued and transferred
   from other funding options....        241,994        130,120            275            201         73,450        104,041
Units redeemed and transferred to
   other funding options.........      (274,795)      (242,812)        (1,885)        (2,269)       (72,740)       (66,964)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,050,180      1,082,981         11,317         12,927        402,320        401,610
                                   =============  =============  =============  =============  =============  =============

(a) Commenced July 20, 2015 and began transactions in 2018.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                               BHFTII                         BHFTII
                                      WESTERN ASSET MANAGEMENT       WESTERN ASSET MANAGEMENT               BLACKROCK
                                    STRATEGIC BOND OPPORTUNITIES          U.S. GOVERNMENT            GLOBAL ALLOCATION V.I.
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018            2017         2018 (a)          2017
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........       2,173,596       2,294,873       1,468,504      1,530,869              --              --
Units issued and transferred
   from other funding options....         257,885         186,023         311,643        248,636          13,649              --
Units redeemed and transferred to
   other funding options.........       (402,785)       (307,300)       (298,263)      (311,001)         (4,387)              --
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................       2,028,696       2,173,596       1,481,884      1,468,504           9,262              --
                                   ==============  ==============  ==============  =============  ==============  ==============




                                    FIDELITY(R) VIP CONTRAFUND     FIDELITY(R) VIP EQUITY-INCOME      FIDELITY(R) VIP MID CAP
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -------------------------------  -----------------------------
                                       2018            2017            2018            2017             2018            2017
                                   -------------  --------------  --------------  --------------   --------------  -------------

Units beginning of year..........        462,227         401,852           2,297           2,475          226,637        249,389
Units issued and transferred
   from other funding options....        425,321         103,693              --              --            9,560          8,880
Units redeemed and transferred to
   other funding options.........       (74,920)        (43,318)           (990)           (178)         (38,946)       (31,632)
                                   -------------  --------------  --------------  --------------   --------------  -------------
Units end of year................        812,628         462,227           1,307           2,297          197,251        226,637
                                   =============  ==============  ==============  ==============   ==============  =============

                                                                            FTVIPT                         FTVIPT
                                   FTVIPT FRANKLIN INCOME VIP     FRANKLIN MUTUAL SHARES VIP    FRANKLIN SMALL CAP VALUE VIP
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                       2018            2017           2018           2017            2018           2017
                                   -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........        323,062        346,722        113,949         122,275         232,182        240,405
Units issued and transferred
   from other funding options....         14,113         11,529          5,892           4,299          11,532         15,791
Units redeemed and transferred to
   other funding options.........       (43,124)       (35,189)       (26,576)        (12,625)        (47,226)       (24,014)
                                   -------------  -------------  -------------  --------------  --------------  -------------
Units end of year................        294,051        323,062         93,265         113,949         196,488        232,182
                                   =============  =============  =============  ==============  ==============  =============


                                              FTVIPT                         FTVIPT
                                       TEMPLETON FOREIGN VIP        TEMPLETON GLOBAL BOND VIP    INVESCO V.I. EQUITY AND INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -------------------------------
                                        2018           2017            2018           2017             2018            2017
                                   -------------  --------------  --------------  -------------    -------------  -------------

Units beginning of year..........        467,004         514,287         566,437        589,940          705,753        771,024
Units issued and transferred
   from other funding options....         34,886          11,982          53,001         32,602           73,945         30,905
Units redeemed and transferred to
   other funding options.........       (36,847)        (59,265)       (100,782)       (56,105)        (112,358)       (96,176)
                                   -------------  --------------  --------------  -------------    -------------  -------------
Units end of year................        465,043         467,004         518,656        566,437          667,340        705,753
                                   =============  ==============  ==============  =============    =============  =============

                                           INVESCO V.I.                LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                       INTERNATIONAL GROWTH        VARIABLE AGGRESSIVE GROWTH        VARIABLE APPRECIATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018            2017           2018           2017
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        306,466         331,644         737,419        635,486        439,951         422,725
Units issued and transferred
   from other funding options....         23,823          14,668       1,267,910        161,572      1,603,390          55,118
Units redeemed and transferred to
   other funding options.........       (49,618)        (39,846)       (124,305)       (59,639)      (110,565)        (37,892)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        280,671         306,466       1,881,024        737,419      1,932,776         439,951
                                   =============  ==============  ==============  =============  =============  ==============


                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                    VARIABLE DIVIDEND STRATEGY      VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                       2018            2017            2018           2017           2018            2017
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        572,108         664,108           8,673          8,139         15,712          18,344
Units issued and transferred
   from other funding options....         44,811           9,147              28          2,109            272             293
Units redeemed and transferred to
   other funding options.........       (95,035)       (101,147)         (2,129)        (1,575)        (1,069)         (2,925)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        521,884         572,108           6,572          8,673         14,915          15,712
                                   =============  ==============  ==============  =============  =============  ==============

                                        LMPVET CLEARBRIDGE                 LMPVET QS
                                     VARIABLE SMALL CAP GROWTH   VARIABLE CONSERVATIVE GROWTH     LMPVET QS VARIABLE GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                        2018           2017           2018           2017            2018           2017
                                   -------------  -------------  -------------  -------------   -------------  -------------

Units beginning of year..........        174,563        157,574         89,801         97,631          58,448         67,986
Units issued and transferred
   from other funding options....        503,649         40,959          1,574          1,581             584          1,273
Units redeemed and transferred to
   other funding options.........       (47,231)       (23,970)       (13,150)        (9,411)        (13,529)       (10,811)
                                   -------------  -------------  -------------  -------------   -------------  -------------
Units end of year................        630,981        174,563         78,225         89,801          45,503         58,448
                                   =============  =============  =============  =============   =============  =============


                                              LMPVET QS                  LMPVIT WESTERN ASSET                OPPENHEIMER VA
                                      VARIABLE MODERATE GROWTH      VARIABLE GLOBAL HIGH YIELD BOND       MAIN STREET SMALL CAP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ---------------------------------  ----------------------------
                                        2018            2017             2018            2017              2018           2017
                                   --------------  --------------   --------------  --------------    -------------  -------------

Units beginning of year..........           2,476           2,494          343,313         345,252          124,024        144,427
Units issued and transferred
   from other funding options....              --              --          495,285          32,819            6,302          5,332
Units redeemed and transferred to
   other funding options.........           (949)            (18)         (82,669)        (34,758)         (29,371)       (25,735)
                                   --------------  --------------   --------------  --------------    -------------  -------------
Units end of year................           1,527           2,476          755,929         343,313          100,955        124,024
                                   ==============  ==============   ==============  ==============    =============  =============

(a) Commenced July 20, 2015 and began transactions in 2018.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                      PIMCO VIT HIGH YIELD          PIMCO VIT LOW DURATION         PIONEER VCT MID CAP VALUE
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  -----------------------------  ------------------------------
                                       2018            2017           2018           2017            2018            2017
                                   -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........          5,354          5,406          3,972           4,155          44,335          46,933
Units issued and transferred
   from other funding options....            235            210             44              47           3,540           3,582
Units redeemed and transferred to
   other funding options.........        (1,145)          (262)        (1,034)           (230)         (8,128)         (6,180)
                                   -------------  -------------  -------------  --------------  --------------  --------------
Units end of year................          4,444          5,354          2,982           3,972          39,747          44,335
                                   =============  =============  =============  ==============  ==============  ==============


                                   PIONEER VCT REAL ESTATE SHARES      PUTNAM VT EQUITY INCOME     PUTNAM VT SUSTAINABLE LEADERS
                                             SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------  -----------------------------  ------------------------------
                                         2018           2017             2018           2017            2018            2017
                                    -------------  --------------   --------------  -------------   -------------  -------------

Units beginning of year..........             394             396            2,588          2,546          17,982         18,697
Units issued and transferred
   from other funding options....              --              --                9            148             533            608
Units redeemed and transferred to
   other funding options.........             (1)             (2)            (151)          (106)         (3,280)        (1,323)
                                    -------------  --------------   --------------  -------------   -------------  -------------
Units end of year................             393             394            2,446          2,588          15,235         17,982
                                    =============  ==============   ==============  =============   =============  =============

                                               RUSSELL                   RUSSELL INTERNATIONAL
                                    GLOBAL REAL ESTATE SECURITIES          DEVELOPED MARKETS
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018            2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........              215             215             959              959
Units issued and transferred
   from other funding options....               --              --              --               --
Units redeemed and transferred to
   other funding options.........               --              --              --               --
                                   ---------------  --------------  --------------  ---------------
Units end of year................              215             215             959              959
                                   ===============  ==============  ==============  ===============



                                        RUSSELL STRATEGIC BOND        RUSSELL U.S. SMALL CAP EQUITY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2018              2017            2018            2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........            1,250            1,250             206              206
Units issued and transferred
   from other funding options....               --               --              --               --
Units redeemed and transferred to
   other funding options.........               --               --              --               --
                                   ---------------  ---------------  --------------  ---------------
Units end of year................            1,250            1,250             206              206
                                   ===============  ===============  ==============  ===============


                                                                           TAP 1919 VARIABLE
                                    RUSSELL U.S. STRATEGIC EQUITY    SOCIALLY RESPONSIVE BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                         2018            2017            2018            2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........            2,931           2,931             322              340
Units issued and transferred
   from other funding options....               --              --              --               --
Units redeemed and transferred to
   other funding options.........               --              --              --             (18)
                                   ---------------  --------------  --------------  ---------------
Units end of year................            2,931           2,931             322              322
                                   ===============  ==============  ==============  ===============

(a) Commenced July 20, 2015 and began transactions in 2018.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2018:

                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ----------------  -------------
  American Funds(R) Bond        2018     1,102,843      0.99 - 19.92      8,850,710
     Sub-Account                2017       516,719      1.02 - 20.26      9,619,168
                                2016       510,982     17.19 - 19.73      9,328,684
                                2015       565,472     16.97 - 19.35     10,165,126
                                2014       623,582     17.21 - 19.48     11,308,400

  American Funds(R) Global      2018       666,508      1.08 - 53.85     21,025,810
     Growth Sub-Account         2017       529,487      1.21 - 59.65     26,149,102
                                2016       568,974     36.46 - 45.71     22,371,779
                                2015       612,272     36.93 - 45.77     24,248,646
                                2014       682,942     35.19 - 43.13     25,669,460

  American Funds(R) Global      2018       106,255      1.01 - 45.89      4,080,500
     Small Capitalization       2017       109,931     43.30 - 51.69      5,191,799
     Sub-Account                2016       121,273     34.96 - 41.36      4,602,725
                                2015       123,980     34.81 - 40.82      4,660,568
                                2014       130,008     35.30 - 41.02      4,933,146

  American Funds(R) Growth      2018       138,548   281.13 - 420.04     44,466,876
     Sub-Account                2017       167,420   287.27 - 424.27     54,936,688
                                2016       193,398   228.20 - 333.19     50,326,729
                                2015       216,165   212.42 - 306.61     52,129,155
                                2014       245,550   202.60 - 289.09     56,173,858

  American Funds(R)             2018       455,519     1.08 - 253.49     24,805,980
     Growth-Income Sub-Account  2017       169,363     1.12 - 260.58     29,538,837
                                2016       155,816   157.24 - 214.95     27,167,990
                                2015       171,529   143.70 - 194.58     27,208,029
                                2014       187,082   144.35 - 193.62     29,698,695

  BHFTI AB Global Dynamic       2018    10,217,872     12.19 - 13.42    129,847,013
     Allocation Sub-Account     2017    11,153,982     13.37 - 14.54    154,611,285
                                2016    12,052,765     12.01 - 12.89    149,179,976
                                2015    12,613,899     11.82 - 12.54    152,872,305
                                2014    13,566,496     11.99 - 12.56    165,816,100

  BHFTI American Funds(R)       2018    13,364,606     13.94 - 15.59    194,218,216
     Balanced Allocation        2017    14,654,093     14.85 - 16.44    226,000,539
     Sub-Account                2016    15,611,686     12.96 - 14.20    209,263,299
                                2015    16,602,026     12.26 - 13.19    209,463,986
                                2014    17,609,124     12.59 - 13.41    227,310,122



                                                FOR THE YEAR ENDED DECEMBER 31
                                      ---------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                         INCOME          LOWEST TO           LOWEST TO
                                        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                      -------------  ----------------  ------------------
  American Funds(R) Bond        2018      2.38         0.95 - 1.65       (2.42) - (1.66)
     Sub-Account                2017      1.93         0.95 - 1.65           1.90 - 2.69
                                2016      1.64         0.95 - 1.65           1.26 - 1.97
                                2015      1.65         0.95 - 1.65       (1.37) - (0.67)
                                2014      1.94         0.95 - 1.65           3.56 - 4.28

  American Funds(R) Global      2018      0.64         0.75 - 1.90      (10.77) - (9.73)
     Growth Sub-Account         2017      0.65         0.75 - 1.90         21.63 - 30.49
                                2016      0.91         0.75 - 1.90       (1.27) - (0.13)
                                2015      0.98         0.75 - 1.90           4.92 - 6.14
                                2014      1.15         0.75 - 1.90           0.39 - 1.55

  American Funds(R) Global      2018      0.08         0.75 - 1.65     (12.19) - (11.22)
     Small Capitalization       2017      0.43         0.75 - 1.65         23.84 - 24.96
     Sub-Account                2016      0.25         0.75 - 1.65           0.43 - 1.34
                                2015        --         0.75 - 1.65       (1.38) - (0.48)
                                2014      0.12         0.75 - 1.65           0.45 - 1.36

  American Funds(R) Growth      2018      0.41         0.75 - 1.90       (2.14) - (1.00)
     Sub-Account                2017      0.49         0.75 - 1.90         25.89 - 27.34
                                2016      0.76         0.75 - 1.90           7.43 - 8.67
                                2015      0.58         0.75 - 1.90           4.85 - 6.06
                                2014      0.77         0.75 - 1.90           6.47 - 7.70

  American Funds(R)             2018      1.34         0.95 - 1.90       (3.65) - (2.72)
     Growth-Income Sub-Account  2017      1.38         0.95 - 1.90         12.90 - 21.23
                                2016      1.46         0.95 - 1.90          9.42 - 10.47
                                2015      1.28         0.95 - 1.90         (0.45) - 0.50
                                2014      1.26         0.95 - 1.90           8.55 - 9.59

  BHFTI AB Global Dynamic       2018      1.66         0.75 - 2.00       (8.82) - (7.67)
     Allocation Sub-Account     2017      1.47         0.75 - 2.00          9.09 - 12.77
                                2016      1.59         0.75 - 2.00           1.54 - 2.82
                                2015      3.26         0.75 - 2.00       (1.41) - (0.17)
                                2014      1.94         0.75 - 2.00           5.22 - 6.55

  BHFTI American Funds(R)       2018      1.46         0.90 - 1.95       (6.17) - (5.17)
     Balanced Allocation        2017      1.49         0.90 - 1.95         10.36 - 15.81
     Sub-Account                2016      1.61         0.90 - 1.95           5.73 - 6.84
                                2015      1.39         1.00 - 1.95       (2.62) - (1.69)
                                2014      1.26         1.00 - 1.95           4.00 - 4.99



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTI American Funds(R) Growth  2018     6,617,229    14.44 - 15.73      99,054,005
     Allocation Sub-Account       2017     6,972,911    15.63 - 16.89     112,574,239
                                  2016     7,212,209    13.13 - 14.08      97,519,287
                                  2015     7,658,016    12.29 - 13.07      96,555,654
                                  2014     7,946,552    12.63 - 13.32     102,586,064

  BHFTI American Funds(R)         2018     4,491,476     1.14 - 19.34      48,010,018
     Growth Sub-Account           2017     4,133,517     1.16 - 19.69      53,468,640
                                  2016     4,340,981     1.55 - 15.60      46,939,814
                                  2015     4,464,645     1.44 - 14.48      46,911,838
                                  2014     4,458,269     1.37 - 13.78      49,790,311

  BHFTI American Funds(R)         2018     7,025,392    13.24 - 14.82      96,769,646
     Moderate Allocation          2017     7,609,534    13.98 - 15.48     110,213,872
     Sub-Account                  2016     8,497,805    12.62 - 13.83     110,700,622
                                  2015     8,864,010    12.03 - 12.94     109,590,218
                                  2014     9,369,175    12.35 - 13.16     118,528,940

  BHFTI AQR Global Risk           2018    10,126,962     9.81 - 11.38     109,094,362
     Balanced Sub-Account         2017    11,131,799    10.61 - 12.24     129,921,112
                                  2016    12,028,480     9.79 - 11.23     129,696,803
                                  2015    13,270,365     9.10 - 10.38     133,212,455
                                  2014    14,582,265    10.20 - 11.57     164,216,972

  BHFTI BlackRock Global          2018    19,774,509    11.59 - 12.76     238,743,384
     Tactical Strategies          2017    21,234,869    12.74 - 13.85     280,307,728
     Sub-Account                  2016    22,869,283    11.47 - 12.31     270,299,765
                                  2015    24,563,596    11.20 - 11.88     281,948,937
                                  2014    25,901,164    11.44 - 11.98     301,995,802

  BHFTI BlackRock High Yield      2018     1,287,335     0.99 - 33.10      20,122,403
     Sub-Account                  2017       676,724    26.58 - 34.33      19,418,263
                                  2016       722,071    25.15 - 32.10      19,527,426
                                  2015       772,951    22.50 - 28.38      18,646,696
                                  2014       784,188    23.91 - 29.80      20,028,907

  BHFTI Brighthouse Asset         2018     5,260,585    16.96 - 20.10      93,121,684
     Allocation 100 Sub-Account   2017     5,619,852    19.23 - 22.52     112,305,687
                                  2016     6,274,951    15.95 - 18.46     103,693,356
                                  2015     6,569,734    14.93 - 17.07     101,280,110
                                  2014     6,982,685    15.53 - 17.55     111,647,826

  BHFTI Brighthouse Balanced      2018    30,748,386    13.13 - 14.45     421,451,230
     Plus Sub-Account             2017    31,901,432    14.46 - 15.72     478,881,949
                                  2016    32,202,037    12.46 - 13.38     414,260,098
                                  2015    32,062,067    11.73 - 12.44     386,091,562
                                  2014    31,843,378    12.48 - 13.07     405,567,745

  BHFTI Brighthouse Small Cap     2018       990,586    24.62 - 35.28      25,659,573
     Value Sub-Account            2017     1,091,383    29.62 - 42.09      33,921,498
                                  2016     1,246,908    27.04 - 38.11      35,260,895
                                  2015     1,419,455    20.86 - 29.38      31,073,203
                                  2014     1,597,062    22.50 - 31.43      37,535,474



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI American Funds(R) Growth  2018       1.22        1.15 - 1.95       (7.60) - (6.85)
     Allocation Sub-Account       2017       1.24        1.15 - 1.95         19.01 - 19.96
                                  2016       1.30        1.15 - 1.95           6.85 - 7.71
                                  2015       1.31        1.15 - 1.95       (2.67) - (1.89)
                                  2014       1.04        1.15 - 1.95           4.33 - 5.17

  BHFTI American Funds(R)         2018       0.39        0.95 - 1.95       (2.43) - (1.44)
     Growth Sub-Account           2017       0.40        0.95 - 1.95         16.76 - 26.70
                                  2016       0.30        0.95 - 1.95           6.99 - 8.07
                                  2015       0.87        0.95 - 2.00           4.38 - 5.48
                                  2014       0.56        0.95 - 2.00           6.04 - 7.16

  BHFTI American Funds(R)         2018       1.73        0.90 - 1.95       (5.29) - (4.29)
     Moderate Allocation          2017       1.77        0.90 - 1.95          7.74 - 11.96
     Sub-Account                  2016       1.90        0.90 - 1.95           4.95 - 6.05
                                  2015       1.48        1.00 - 1.95       (2.64) - (1.71)
                                  2014       1.46        1.00 - 1.95           4.05 - 5.04

  BHFTI AQR Global Risk           2018       0.38        0.75 - 2.00       (8.21) - (7.05)
     Balanced Sub-Account         2017       1.70        0.75 - 2.00           6.41 - 8.98
                                  2016         --        0.75 - 2.00           6.80 - 8.15
                                  2015       5.49        0.75 - 2.00     (11.36) - (10.25)
                                  2014         --        0.75 - 2.00           1.94 - 3.22

  BHFTI BlackRock Global          2018       1.42        0.75 - 2.00       (9.03) - (7.88)
     Tactical Strategies          2017       0.67        0.75 - 2.00          9.18 - 12.46
     Sub-Account                  2016       1.45        0.75 - 2.00           2.36 - 3.65
                                  2015       1.56        0.75 - 2.00       (2.09) - (0.85)
                                  2014       1.12        0.75 - 2.00           3.82 - 5.12

  BHFTI BlackRock High Yield      2018       4.80        0.75 - 1.95       (4.76) - (3.60)
     Sub-Account                  2017       5.34        0.75 - 1.95           5.68 - 6.96
                                  2016       6.56        0.75 - 1.95         11.78 - 13.13
                                  2015       7.82        0.75 - 1.95       (5.90) - (4.76)
                                  2014       5.91        0.75 - 1.95           1.30 - 2.52

  BHFTI Brighthouse Asset         2018       1.02        0.75 - 1.95     (11.81) - (10.74)
     Allocation 100 Sub-Account   2017       1.24        0.75 - 1.95         14.26 - 22.02
                                  2016       2.25        0.75 - 1.95           6.87 - 8.16
                                  2015       1.29        0.75 - 1.95       (3.90) - (2.74)
                                  2014       0.71        0.75 - 1.95           3.06 - 4.30

  BHFTI Brighthouse Balanced      2018       1.67        0.75 - 2.00       (9.21) - (8.06)
     Plus Sub-Account             2017       1.55        0.75 - 2.00         11.64 - 17.45
                                  2016       2.85        0.75 - 2.00           6.22 - 7.56
                                  2015       2.10        0.75 - 2.00       (5.99) - (4.80)
                                  2014       1.75        0.75 - 2.00           7.48 - 8.83

  BHFTI Brighthouse Small Cap     2018       1.03        1.30 - 1.95     (16.88) - (16.16)
     Value Sub-Account            2017       0.91        1.30 - 1.95          9.55 - 10.43
                                  2016       1.05        1.30 - 1.95         28.72 - 29.73
                                  2015       0.09        1.30 - 2.00       (7.28) - (6.52)
                                  2014       0.04        1.30 - 2.00         (0.30) - 0.55



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  -------------
  BHFTI Brighthouse/Aberdeen         2018     2,880,148      9.53 - 19.35     28,704,578
     Emerging Markets Equity         2017     2,798,040     11.32 - 22.80     33,061,976
     Sub-Account                     2016     3,035,429      8.99 - 17.98     28,401,374
                                     2015     3,357,805      8.18 - 16.30     28,620,864
                                     2014     3,225,968      9.69 - 19.15     32,387,503

  BHFTI Brighthouse/Eaton            2018       646,814     11.24 - 11.90      7,538,932
     Vance Floating Rate             2017       522,734     11.43 - 12.02      6,134,762
     Sub-Account                     2016       572,091     11.24 - 11.74      6,579,290
                                     2015       646,450     10.49 - 10.89      6,913,321
                                     2014       665,094     10.79 - 11.12      7,288,213

  BHFTI Brighthouse/Franklin         2018     1,653,824      9.45 - 10.36     16,098,194
     Low Duration Total Return       2017     1,710,233      9.59 - 10.40     16,812,375
     Sub-Account                     2016     1,865,856      9.65 - 10.34     18,374,563
                                     2015     1,944,003      9.55 - 10.10     18,863,103
                                     2014     1,961,909      9.79 - 10.24     19,463,215

  BHFTI Brighthouse/Templeton        2018       205,255     11.83 - 13.22      2,518,417
     International Bond              2017       233,461     11.94 - 13.19      2,879,481
     Sub-Account                     2016       250,541     12.15 - 13.27      3,137,808
                                     2015       239,083     12.27 - 13.25      3,012,995
                                     2014       257,798     13.05 - 13.93      3,439,582

  BHFTI                              2018        82,238     17.43 - 21.39      1,485,745
     Brighthouse/Wellington Large    2017        90,328     18.96 - 23.03      1,770,431
     Cap Research Sub-Account        2016        96,070     15.84 - 19.04      1,568,356
                                     2015       105,203     14.91 - 17.73      1,619,820
                                     2014       112,370     14.55 - 17.11      1,689,615

  BHFTI Clarion Global Real          2018     1,046,491     16.51 - 32.55     18,205,217
     Estate Sub-Account              2017     1,155,226     18.43 - 36.02     22,377,577
                                     2016     1,243,407     16.97 - 32.91     22,088,790
                                     2015     1,380,633     17.15 - 33.00     24,715,483
                                     2014     1,509,948     17.74 - 33.88     27,853,608

  BHFTI ClearBridge Aggressive       2018     2,525,710    13.06 - 220.81     40,211,767
     Growth Sub-Account              2017     2,850,050    14.25 - 240.67     49,652,700
                                     2016     3,226,408    12.19 - 205.91     48,322,641
                                     2015     3,593,923    12.04 - 203.07     53,015,802
                                     2014     3,679,440    12.71 - 214.41     57,875,892

  BHFTI Fidelity                     2018     3,791,273     10.29 - 11.33     40,819,022
     Institutional Asset             2017     4,149,237     10.51 - 11.42     45,326,563
     Management(R) Government        2016     4,300,993     10.45 - 11.21     46,433,810
     Income Sub-Account              2015     4,341,821     10.52 - 11.15     46,917,298
                                     2014     4,533,402     10.69 - 11.19     49,486,685



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen         2018       2.59        0.75 - 1.95     (15.85) - (14.83)
     Emerging Markets Equity         2017       1.09        0.75 - 1.95         17.96 - 27.37
     Sub-Account                     2016       0.97        0.75 - 1.95          9.35 - 10.67
                                     2015       1.80        0.75 - 2.00     (15.52) - (14.46)
                                     2014       0.85        0.75 - 2.00       (8.37) - (7.22)

  BHFTI Brighthouse/Eaton            2018       3.60        1.30 - 1.95       (1.64) - (0.99)
     Vance Floating Rate             2017       3.69        1.30 - 1.95           1.68 - 2.34
     Sub-Account                     2016       3.86        1.30 - 1.95           7.16 - 7.86
                                     2015       3.55        1.30 - 1.95       (2.75) - (2.12)
                                     2014       3.49        1.30 - 1.95       (1.21) - (0.57)

  BHFTI Brighthouse/Franklin         2018       1.73        0.75 - 1.95       (1.51) - (0.32)
     Low Duration Total Return       2017       1.40        0.75 - 1.95         (0.62) - 0.58
     Sub-Account                     2016       2.90        0.75 - 1.95           1.14 - 2.36
                                     2015       3.16        0.75 - 1.95       (2.54) - (1.36)
                                     2014       2.24        0.75 - 1.95         (0.89) - 0.30

  BHFTI Brighthouse/Templeton        2018         --        0.75 - 1.90         (0.91) - 0.24
     International Bond              2017         --        0.75 - 1.90       (1.74) - (0.61)
     Sub-Account                     2016         --        0.75 - 1.90         (1.02) - 0.12
                                     2015       8.22        0.75 - 1.90       (5.96) - (4.88)
                                     2014       4.60        0.75 - 1.90         (0.76) - 0.38

  BHFTI                              2018       0.87        0.75 - 1.90       (8.07) - (7.10)
     Brighthouse/Wellington Large    2017       0.94        0.75 - 1.90         19.64 - 20.93
     Cap Research Sub-Account        2016       2.30        0.75 - 1.90           6.26 - 7.38
                                     2015       0.78        0.75 - 1.90           2.49 - 3.63
                                     2014       0.82        0.75 - 1.90         11.49 - 12.57

  BHFTI Clarion Global Real          2018       5.92        0.75 - 1.95      (10.42) - (9.33)
     Estate Sub-Account              2017       3.46        0.75 - 1.95           8.61 - 9.92
                                     2016       2.07        0.75 - 1.95         (1.07) - 0.12
                                     2015       3.83        0.75 - 1.95       (3.31) - (2.14)
                                     2014       1.34        0.75 - 1.95         11.08 - 12.42

  BHFTI ClearBridge Aggressive       2018       0.59        0.75 - 1.95       (8.86) - (7.76)
     Growth Sub-Account              2017       0.73        0.75 - 1.95         16.13 - 17.53
                                     2016       0.41        0.75 - 1.95           0.70 - 1.91
                                     2015       0.23        0.75 - 1.95       (5.89) - (4.75)
                                     2014       0.11        0.75 - 1.95         12.29 - 18.00

  BHFTI Fidelity                     2018       2.80        0.75 - 2.00       (2.05) - (0.82)
     Institutional Asset             2017       2.19        0.75 - 2.00           0.57 - 1.84
     Management(R) Government        2016       2.07        0.75 - 2.00         (0.69) - 0.56
     Income Sub-Account              2015       2.35        0.75 - 2.00       (1.56) - (0.32)
                                     2014       2.60        0.75 - 2.00           5.43 - 6.75



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Harris Oakmark               2018     1,871,869    21.85 - 26.21      44,695,497
     International Sub-Account       2017     1,854,183    29.21 - 35.71      59,123,995
                                     2016     2,141,065    22.76 - 27.64      53,200,132
                                     2015     2,327,027    21.39 - 25.80      54,326,088
                                     2014     2,474,794    22.79 - 27.28      61,491,744

  BHFTI Invesco Balanced-Risk        2018    34,047,720     1.10 - 11.55      39,391,891
     Allocation Sub-Account          2017    36,504,508     1.20 - 12.50      45,663,022
                                     2016    35,997,671      1.11 - 1.18      40,932,716
                                     2015    32,854,167      1.01 - 1.06      33,941,121
                                     2014    32,215,268      1.08 - 1.12      35,248,383

  BHFTI Invesco Comstock             2018     1,664,588    16.86 - 19.87      29,916,589
     Sub-Account                     2017     1,935,644    19.57 - 22.79      40,230,695
                                     2016     2,194,769    16.91 - 19.45      39,232,918
                                     2015     2,440,674    14.70 - 16.71      37,715,764
                                     2014     2,588,260    15.94 - 17.90      43,159,191

  BHFTI Invesco Small Cap            2018       782,123    28.56 - 32.51      23,720,987
     Growth Sub-Account              2017       829,704    32.03 - 36.17      28,043,703
                                     2016       924,203    26.06 - 29.21      25,351,404
                                     2015     1,002,342    23.84 - 26.53      25,061,065
                                     2014     1,053,572    24.73 - 27.32      27,218,174

  BHFTI JPMorgan Core Bond           2018     2,542,779    10.48 - 11.23      27,623,106
     Sub-Account                     2017     2,769,142    10.68 - 11.38      30,544,266
                                     2016     2,700,472    10.54 - 11.16      29,295,068
                                     2015     2,699,320    10.48 - 11.06      29,105,670
                                     2014     2,637,082    10.64 - 11.15      28,756,406

  BHFTI JPMorgan Global              2018    47,476,683     1.24 - 12.97      61,598,686
     Active Allocation Sub-Account   2017    47,106,992     1.36 - 14.16      66,524,328
                                     2016    50,757,669      1.19 - 1.26      62,103,751
                                     2015    47,107,126      1.18 - 1.24      56,797,375
                                     2014    45,254,100      1.19 - 1.23      54,838,087

  BHFTI JPMorgan Small Cap           2018       171,486    19.53 - 22.13       3,434,677
     Value Sub-Account               2017       177,588    23.09 - 25.90       4,195,964
                                     2016       190,834    22.71 - 25.26       4,424,039
                                     2015       214,127    17.69 - 19.50       3,859,425
                                     2014       229,294    19.43 - 21.23       4,532,724

  BHFTI Loomis Sayles Global         2018       840,133    18.73 - 20.47      16,345,790
     Markets Sub-Account             2017       947,855    20.19 - 21.91      19,824,747
                                     2016     1,036,206    16.74 - 18.04      17,928,469
                                     2015     1,142,649    16.29 - 17.44      19,177,773
                                     2014     1,220,864    16.41 - 17.44      20,560,388

  BHFTI MetLife Multi-Index          2018    32,838,193     1.23 - 13.24      44,448,246
     Targeted Risk Sub-Account       2017    31,354,071     1.35 - 14.37      50,297,902
                                     2016    29,527,314     1.19 - 12.53      41,669,231
                                     2015    25,386,319     1.16 - 12.10      35,919,901
                                     2014    15,792,519     1.20 - 12.34      23,914,446

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Harris Oakmark               2018      1.70         0.95 - 1.95     (25.45) - (24.81)
     International Sub-Account       2017      1.64         0.95 - 1.95         20.90 - 29.20
                                     2016      2.15         0.95 - 1.95           6.09 - 7.15
                                     2015      2.97         0.95 - 1.95       (6.37) - (5.42)
                                     2014      2.40         0.95 - 1.95       (7.61) - (6.68)

  BHFTI Invesco Balanced-Risk        2018      1.17         0.75 - 2.00       (8.30) - (7.14)
     Allocation Sub-Account          2017      3.76         0.75 - 2.00           5.81 - 9.18
                                     2016      0.15         0.75 - 2.00          9.50 - 10.88
                                     2015      2.80         0.75 - 2.00       (6.10) - (4.92)
                                     2014        --         0.75 - 2.00           3.49 - 4.79

  BHFTI Invesco Comstock             2018      0.63         0.75 - 1.95     (13.86) - (12.81)
     Sub-Account                     2017      2.25         0.75 - 1.95         11.47 - 17.14
                                     2016      2.53         0.75 - 1.95         15.03 - 16.42
                                     2015      2.87         0.75 - 1.95       (7.79) - (6.67)
                                     2014      0.69         0.75 - 1.95           7.20 - 8.50

  BHFTI Invesco Small Cap            2018        --         1.20 - 1.95     (10.81) - (10.14)
     Growth Sub-Account              2017        --         1.20 - 1.95         16.85 - 23.84
                                     2016        --         1.20 - 1.95          9.28 - 10.11
                                     2015      0.01         1.20 - 1.95       (3.61) - (2.88)
                                     2014        --         1.20 - 1.95           5.83 - 6.62

  BHFTI JPMorgan Core Bond           2018      2.69         1.30 - 1.95       (1.92) - (1.28)
     Sub-Account                     2017      2.48         1.30 - 1.95           1.32 - 1.98
                                     2016      2.81         1.30 - 1.95           0.26 - 0.91
                                     2015      2.25         1.30 - 2.00       (1.51) - (0.81)
                                     2014      1.43         1.30 - 2.00           3.01 - 3.73

  BHFTI JPMorgan Global              2018      1.59         0.75 - 2.00       (9.04) - (7.88)
     Active Allocation Sub-Account   2017      2.50         0.75 - 2.00         11.31 - 15.79
                                     2016      2.11         0.75 - 2.00           0.87 - 2.13
                                     2015      2.69         0.75 - 2.00         (1.10) - 0.14
                                     2014      1.12         0.75 - 2.00           4.86 - 6.18

  BHFTI JPMorgan Small Cap           2018      1.31         0.75 - 1.90     (15.39) - (14.55)
     Value Sub-Account               2017      1.33         0.75 - 1.90           1.68 - 2.54
                                     2016      1.84         0.75 - 1.90         28.39 - 29.53
                                     2015      1.37         0.75 - 1.90       (9.00) - (8.12)
                                     2014      1.09         0.75 - 1.90           2.69 - 3.59

  BHFTI Loomis Sayles Global         2018      1.83         1.25 - 1.95       (7.23) - (6.57)
     Markets Sub-Account             2017      1.38         1.25 - 1.95         20.60 - 21.45
                                     2016      1.69         1.25 - 1.95           2.75 - 3.48
                                     2015      1.61         1.25 - 1.95       (0.73) - (0.03)
                                     2014      2.01         1.25 - 1.95           1.47 - 2.18

  BHFTI MetLife Multi-Index          2018      1.78         0.75 - 2.00       (9.03) - (7.88)
     Targeted Risk Sub-Account       2017      1.49         0.75 - 2.00          9.85 - 14.68
                                     2016      1.33         0.75 - 2.00           2.30 - 3.58
                                     2015      1.26         0.75 - 2.00       (3.17) - (1.95)
                                     2014        --         0.75 - 2.00           7.10 - 8.44

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI MFS(R) Research              2018     1,665,206    14.60 - 23.44      25,834,571
     International Sub-Account       2017     1,800,246    17.31 - 27.58      33,006,174
                                     2016     2,049,260    13.78 - 21.76      29,799,152
                                     2015     2,153,196    14.17 - 22.22      32,110,104
                                     2014     2,149,874    14.71 - 22.88      33,145,443

  BHFTI Morgan Stanley Mid           2018       440,192    21.53 - 26.69      10,359,704
     Cap Growth Sub-Account          2017       541,671    19.93 - 24.41      11,771,099
                                     2016       600,877    14.53 - 17.58       9,473,047
                                     2015       594,647    16.18 - 19.35      10,396,254
                                     2014       572,839    17.37 - 20.52      10,714,839

  BHFTI Oppenheimer Global           2018       116,549    26.41 - 34.32       3,478,836
     Equity Sub-Account              2017       128,920    31.01 - 39.81       4,485,708
                                     2016       154,613    23.12 - 29.34       3,997,372
                                     2015       164,302    23.52 - 29.49       4,287,176
                                     2014       176,001    23.08 - 28.59       4,489,241

  BHFTI PanAgora Global              2018     3,544,530     1.04 - 10.83       3,847,826
     Diversified Risk Sub-Account    2017     3,731,501     1.15 - 11.88       4,420,925
     (Commenced 4/28/2014)           2016     3,240,050      1.04 - 1.08       3,420,012
                                     2015       904,034      0.96 - 0.97         871,167
                                     2014       237,646      1.03 - 1.04         246,182

  BHFTI PIMCO Inflation              2018     3,976,454    13.14 - 15.86      55,026,070
     Protected Bond Sub-Account      2017     4,410,093    13.73 - 16.37      63,569,314
                                     2016     4,421,076    13.53 - 15.94      62,595,410
                                     2015     4,837,263    13.06 - 15.30      66,263,476
                                     2014     5,278,344    13.75 - 15.91      75,779,611

  BHFTI PIMCO Total Return           2018     7,156,264    16.38 - 20.28     124,952,104
     Sub-Account                     2017     7,730,960    16.74 - 20.48     137,443,738
                                     2016     7,773,045    16.33 - 19.74     134,308,093
                                     2015     8,485,580    16.14 - 19.39     145,144,987
                                     2014     9,468,783    16.46 - 19.53     164,503,034

  BHFTI Schroders Global             2018    34,002,282     1.21 - 12.74      43,309,580
     Multi-Asset Sub-Account         2017    19,146,295     1.37 - 14.25      27,150,774
                                     2016    19,337,757      1.22 - 1.29      24,231,509
                                     2015    19,308,600      1.18 - 1.23      23,223,912
                                     2014    18,028,770      1.21 - 1.25      22,196,588

  BHFTI SSGA Growth and              2018     5,040,707    14.86 - 17.43      79,002,382
     Income ETF Sub-Account          2017     5,514,446    16.21 - 18.78      93,890,583
                                     2016     6,009,768    14.27 - 16.33      89,714,405
                                     2015     6,361,369    13.75 - 15.56      91,138,427
                                     2014     6,338,282    14.31 - 15.99      94,142,075

  BHFTI SSGA Growth ETF              2018     2,681,123    14.94 - 17.52      42,553,669
     Sub-Account                     2017     2,910,881    16.70 - 19.35      51,354,155
                                     2016     3,297,259    14.23 - 16.29      49,308,642
                                     2015     3,576,953    13.58 - 15.36      50,796,159
                                     2014     3,671,900    14.17 - 15.84      54,196,165

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MFS(R) Research              2018      1.94         0.75 - 1.95     (15.67) - (14.64)
     International Sub-Account       2017      1.74         0.75 - 1.95         20.53 - 27.20
                                     2016      2.00         0.75 - 1.95       (2.79) - (1.62)
                                     2015      2.70         0.75 - 1.95       (3.67) - (2.51)
                                     2014      2.22         0.75 - 1.95       (8.75) - (7.64)

  BHFTI Morgan Stanley Mid           2018        --         0.75 - 1.95           8.01 - 9.32
     Cap Growth Sub-Account          2017      0.15         0.75 - 1.95         37.22 - 38.87
                                     2016        --         0.75 - 1.95      (10.23) - (9.14)
                                     2015        --         0.75 - 1.95       (6.86) - (5.73)
                                     2014        --         0.75 - 1.95         (0.94) - 0.26

  BHFTI Oppenheimer Global           2018      0.99         0.75 - 1.95     (14.83) - (13.80)
     Equity Sub-Account              2017      0.90         0.75 - 1.95         34.10 - 35.72
                                     2016      0.90         0.75 - 1.95       (1.70) - (0.52)
                                     2015      0.93         0.75 - 1.95           1.93 - 3.16
                                     2014      0.83         0.75 - 1.95           0.17 - 1.38

  BHFTI PanAgora Global              2018        --         0.75 - 2.00       (9.43) - (8.29)
     Diversified Risk Sub-Account    2017        --         0.75 - 2.00          8.95 - 11.76
     (Commenced 4/28/2014)           2016      2.88         0.75 - 2.00          8.92 - 10.29
                                     2015      0.50         1.15 - 2.00       (6.56) - (4.83)
                                     2014      0.37         1.30 - 2.00           3.16 - 3.65

  BHFTI PIMCO Inflation              2018      1.58         0.75 - 1.95       (4.30) - (3.14)
     Protected Bond Sub-Account      2017      1.55         0.75 - 1.95           1.48 - 2.70
                                     2016        --         0.75 - 1.95           2.96 - 4.20
                                     2015      4.92         0.75 - 2.00       (5.03) - (3.83)
                                     2014      1.58         0.75 - 2.00           0.86 - 2.12

  BHFTI PIMCO Total Return           2018      1.35         0.75 - 1.95       (2.17) - (0.98)
     Sub-Account                     2017      1.75         0.75 - 1.95           2.49 - 3.72
                                     2016      2.57         0.75 - 1.95           0.63 - 1.84
                                     2015      5.31         0.75 - 2.00       (1.98) - (0.74)
                                     2014      2.32         0.75 - 2.00           2.13 - 3.41

  BHFTI Schroders Global             2018      1.66         0.75 - 2.00     (11.23) - (10.10)
     Multi-Asset Sub-Account         2017      0.79         0.75 - 2.00         10.22 - 13.44
                                     2016      1.39         0.75 - 2.00           3.56 - 4.86
                                     2015      1.01         0.75 - 2.00       (2.84) - (1.62)
                                     2014      1.26         0.75 - 2.00           5.61 - 6.93

  BHFTI SSGA Growth and              2018      2.31         0.75 - 1.95       (8.34) - (7.22)
     Income ETF Sub-Account          2017      2.45         0.75 - 1.95         10.22 - 15.00
                                     2016      2.35         0.75 - 1.95           3.74 - 4.99
                                     2015      2.30         0.75 - 1.95       (3.86) - (2.70)
                                     2014      2.23         0.75 - 1.95           3.77 - 5.02

  BHFTI SSGA Growth ETF              2018      2.01         0.75 - 1.95      (10.52) - (9.43)
     Sub-Account                     2017      2.09         0.75 - 1.95         17.33 - 18.74
                                     2016      2.13         0.75 - 1.95           4.82 - 6.08
                                     2015      2.00         0.75 - 1.95       (4.20) - (3.04)
                                     2014      1.90         0.75 - 1.95           3.34 - 4.59

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI T. Rowe Price Large     2018       601,200   48.79 - 104.69      48,727,954
     Cap Value Sub-Account      2017       632,236   54.68 - 116.12      57,030,290
                                2016       712,260   47.60 - 100.04      55,908,348
                                2015       822,870    41.80 - 86.93      56,478,920
                                2014       872,142    44.15 - 90.84      62,822,190

  BHFTI T. Rowe Price Mid Cap   2018     1,928,897    20.24 - 22.66      41,420,635
     Growth Sub-Account         2017     2,061,165    21.10 - 23.47      45,885,941
                                2016     2,347,030    17.25 - 19.06      42,601,787
                                2015     2,528,906    16.46 - 18.18      43,895,418
                                2014     2,773,850    15.74 - 17.27      45,839,314

  BHFTI Victory Sycamore Mid    2018       433,096    33.24 - 42.96      15,744,266
     Cap Value Sub-Account      2017       475,301    37.73 - 48.18      19,531,289
                                2016       514,649    35.14 - 44.34      19,601,778
                                2015       541,952    30.74 - 38.68      18,139,725
                                2014       564,878    34.45 - 42.81      21,071,080

  BHFTI Wells Capital           2018       798,082    21.03 - 23.13      17,592,214
     Management Mid Cap Value   2017       916,185    24.73 - 27.03      23,680,571
     Sub-Account                2016       998,992    22.76 - 24.72      23,681,202
                                2015     1,091,026    20.51 - 22.12      23,217,032
                                2014     1,092,733    23.01 - 24.66      25,990,516

  BHFTII Baillie Gifford        2018       937,037     9.80 - 16.06      12,270,605
     International Stock        2017       961,397    12.07 - 19.67      15,410,982
     Sub-Account                2016     1,150,477     9.12 - 14.79      13,935,088
                                2015     1,261,509     8.82 - 14.27      14,635,763
                                2014     1,397,967     9.20 - 14.80      16,634,652

  BHFTII BlackRock Bond         2018       146,429    52.67 - 76.41       8,806,036
     Income Sub-Account         2017       140,152    53.97 - 77.47       8,551,009
                                2016       139,016    52.91 - 75.15       8,254,530
                                2015       143,286    52.37 - 73.61       8,361,283
                                2014       159,423    53.14 - 73.91       9,357,916

  BHFTII BlackRock Capital      2018        91,092     2.66 - 76.41       2,291,502
     Appreciation Sub-Account   2017        83,572     2.64 - 75.17       1,609,383
                                2016        89,036     2.00 - 56.55       1,331,087
                                2015        87,289     2.02 - 56.92       1,326,058
                                2014       102,922     1.93 - 51.83       1,260,005

  BHFTII BlackRock              2018     5,290,563     0.99 - 23.25      49,931,627
     Ultra-Short Term Bond      2017     5,219,529     0.99 - 23.16      48,408,153
     Sub-Account                2016     5,048,494     8.93 - 23.28      49,228,297
                                2015     5,175,195     9.10 - 23.53      51,448,096
                                2014     5,393,034     9.28 - 23.80      54,972,044

  BHFTII Brighthouse Asset      2018       629,209     0.99 - 15.98       7,821,074
     Allocation 20 Sub-Account  2017       584,817     1.04 - 16.53       8,177,627
                                2016       621,725    13.64 - 15.58       8,698,574
                                2015       528,487    13.29 - 15.02       7,224,333
                                2014       766,064    13.55 - 15.22      10,621,616

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large     2018      1.78         0.75 - 1.95      (10.92) - (9.84)
     Cap Value Sub-Account      2017      2.02         0.75 - 1.95          9.64 - 16.08
                                2016      2.78         0.75 - 1.95         13.71 - 15.08
                                2015      1.52         0.75 - 1.95       (5.45) - (4.31)
                                2014      1.20         0.75 - 1.95          8.87 - 12.43

  BHFTI T. Rowe Price Mid Cap   2018        --         1.30 - 1.95       (4.09) - (3.46)
     Growth Sub-Account         2017        --         1.30 - 1.95         22.34 - 23.14
                                2016        --         1.30 - 1.95           4.16 - 4.84
                                2015        --         1.30 - 2.00           4.56 - 5.30
                                2014        --         1.30 - 2.00         10.54 - 11.32

  BHFTI Victory Sycamore Mid    2018      0.55         0.75 - 1.95     (11.89) - (10.82)
     Cap Value Sub-Account      2017      0.93         0.75 - 1.95           2.75 - 8.66
                                2016      0.63         0.75 - 1.95         13.27 - 14.64
                                2015      0.46         0.75 - 2.00      (10.78) - (9.66)
                                2014      0.44         0.75 - 2.00           7.47 - 8.82

  BHFTI Wells Capital           2018      0.97         1.30 - 1.95     (14.98) - (14.42)
     Management Mid Cap Value   2017      1.07         1.30 - 1.95           8.66 - 9.36
     Sub-Account                2016      0.83         1.30 - 1.95         11.00 - 11.72
                                2015      0.64         1.30 - 1.95     (10.87) - (10.29)
                                2014      0.55         1.30 - 1.95         11.04 - 11.77

  BHFTII Baillie Gifford        2018      0.91         1.30 - 1.95     (18.80) - (18.27)
     International Stock        2017      1.00         1.30 - 1.95         32.29 - 33.15
     Sub-Account                2016      1.39         1.30 - 1.95           3.02 - 3.69
                                2015      1.41         1.30 - 2.00       (4.11) - (3.43)
                                2014      1.26         1.30 - 2.00       (5.26) - (4.59)

  BHFTII BlackRock Bond         2018      3.27         0.75 - 1.90       (2.40) - (1.36)
     Income Sub-Account         2017      2.96         0.75 - 1.90           1.99 - 3.07
                                2016      3.03         0.75 - 1.90           1.04 - 2.10
                                2015      3.68         0.75 - 1.90       (1.45) - (0.41)
                                2014      3.27         0.75 - 1.90           4.91 - 6.01

  BHFTII BlackRock Capital      2018      0.11         0.75 - 1.90         (4.42) - 1.66
     Appreciation Sub-Account   2017      0.10         0.75 - 1.90         31.35 - 32.93
                                2016        --         0.75 - 1.90       (1.84) - (0.66)
                                2015        --         0.75 - 1.90           4.21 - 5.48
                                2014      0.07         0.95 - 1.90           6.80 - 7.87

  BHFTII BlackRock              2018      0.73         0.75 - 1.95         (0.42) - 0.79
     Ultra-Short Term Bond      2017      0.08         0.75 - 1.95       (1.30) - (0.12)
     Sub-Account                2016        --         0.75 - 1.95       (1.82) - (0.64)
                                2015        --         0.75 - 2.90       (2.86) - (0.75)
                                2014        --         0.75 - 1.95       (1.93) - (0.75)

  BHFTII Brighthouse Asset      2018      2.23         0.75 - 1.95       (4.50) - (3.34)
     Allocation 20 Sub-Account  2017      2.06         0.75 - 1.95           3.81 - 6.14
                                2016      3.24         0.75 - 1.85           2.61 - 3.75
                                2015      2.19         0.75 - 1.85       (2.41) - (1.33)
                                2014      2.29         0.75 - 1.95           1.60 - 2.87

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse Asset        2018    19,202,713     1.00 - 17.02     290,842,062
     Allocation 40 Sub-Account    2017    22,319,210     1.06 - 17.94     361,066,984
                                  2016    25,163,031    14.12 - 16.33     373,986,508
                                  2015    27,623,837    13.42 - 15.51     393,113,254
                                  2014    30,939,347    13.84 - 15.80     452,115,897

  BHFTII Brighthouse Asset        2018    27,892,903     1.00 - 18.73     455,682,989
     Allocation 60 Sub-Account    2017    30,132,570     1.08 - 20.11     534,880,423
                                  2016    33,270,831    14.86 - 17.66     525,258,712
                                  2015    35,981,037    14.15 - 16.61     538,458,969
                                  2014    39,329,326    14.62 - 16.95     605,007,248

  BHFTII Brighthouse Asset        2018    21,038,503     1.01 - 19.85     350,798,313
     Allocation 80 Sub-Account    2017    23,551,756     1.11 - 21.77     436,267,194
                                  2016    25,900,408    15.17 - 18.40     409,525,398
                                  2015    28,152,718    14.15 - 17.15     418,126,664
                                  2014    30,026,547    14.68 - 17.57     461,170,655

  BHFTII Brighthouse/Artisan      2018       539,932    20.03 - 22.43      11,443,229
     Mid Cap Value Sub-Account    2017       589,889    23.60 - 26.25      14,660,058
                                  2016       649,443    21.38 - 23.63      14,575,472
                                  2015       727,452    17.77 - 19.51      13,531,871
                                  2014       802,108    20.06 - 21.88      16,796,908

  BHFTII Brighthouse/Dimensional  2018       231,385    19.87 - 22.45       4,778,583
     International Small Company  2017       224,490    25.51 - 28.48       5,931,195
     Sub-Account                  2016       240,869    19.94 - 22.00       4,957,535
                                  2015       260,140    19.22 - 20.94       5,136,332
                                  2014       235,511    18.53 - 19.95       4,465,940

  BHFTII Brighthouse/Wellington   2018     2,755,106     1.07 - 75.21      70,656,698
     Core Equity Opportunities    2017     3,158,888     1.10 - 75.85      84,619,956
     Sub-Account                  2016     3,460,828    18.93 - 64.18      80,010,101
                                  2015     3,429,684    17.91 - 58.38      67,211,320
                                  2014     3,710,716    17.87 - 57.51      72,198,073

  BHFTII Frontier Mid Cap         2018       313,432    21.66 - 23.83       7,109,711
     Growth Sub-Account           2017       348,922    23.47 - 25.66       8,547,762
                                  2016       408,397    19.16 - 20.80       8,135,627
                                  2015       451,369    18.58 - 20.04       8,688,181
                                  2014       529,849    18.46 - 19.79      10,097,109

  BHFTII Jennison Growth          2018     1,620,381    12.07 - 34.40      43,831,631
     Sub-Account                  2017     1,842,317    12.22 - 34.74      50,368,732
                                  2016     2,215,010     9.04 - 25.64      45,005,788
                                  2015     2,402,666     9.18 - 25.96      49,735,341
                                  2014     2,800,886     8.41 - 23.74      53,285,396

  BHFTII Loomis Sayles Small      2018        11,832    56.20 - 59.04         681,029
     Cap Core Sub-Account         2017        12,979    64.58 - 67.71         857,359
                                  2016        13,831    57.25 - 59.91         809,075
                                  2015        14,846    49.04 - 51.22         745,135
                                  2014        17,201    50.87 - 53.02         896,246

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse Asset        2018      2.01         0.75 - 1.95       (6.26) - (5.12)
     Allocation 40 Sub-Account    2017      1.98         0.75 - 1.95           6.21 - 9.82
                                  2016      3.57         0.75 - 1.95           4.04 - 5.29
                                  2015      0.28         0.75 - 2.05       (3.08) - (1.81)
                                  2014      0.02         0.75 - 2.05           2.35 - 3.47

  BHFTII Brighthouse Asset        2018      1.64         0.75 - 2.00       (7.99) - (6.83)
     Allocation 60 Sub-Account    2017      1.72         0.75 - 2.00          8.80 - 13.88
                                  2016      3.14         0.75 - 2.00           4.98 - 6.30
                                  2015      0.53         0.75 - 2.00       (3.22) - (2.01)
                                  2014      0.09         0.75 - 2.00           2.97 - 4.03

  BHFTII Brighthouse Asset        2018      1.31         0.75 - 1.95       (9.90) - (8.80)
     Allocation 80 Sub-Account    2017      1.55         0.75 - 1.95         12.02 - 18.27
                                  2016      2.94         0.75 - 1.95           6.05 - 7.33
                                  2015      0.33         0.75 - 2.00       (3.64) - (2.43)
                                  2014      0.03         0.75 - 2.00           3.14 - 4.63

  BHFTII Brighthouse/Artisan      2018      0.38         1.30 - 1.95     (15.10) - (14.54)
     Mid Cap Value Sub-Account    2017      0.49         1.30 - 1.95         10.37 - 11.09
                                  2016      0.86         1.30 - 1.95         20.28 - 21.07
                                  2015      0.92         1.30 - 1.95     (11.41) - (10.83)
                                  2014      0.53         1.30 - 1.95         (0.29) - 0.36

  BHFTII Brighthouse/Dimensional  2018      2.50         0.75 - 1.95     (22.11) - (21.16)
     International Small Company  2017      2.05         0.75 - 1.95         27.94 - 29.47
     Sub-Account                  2016      1.91         0.75 - 1.95           3.78 - 5.04
                                  2015      1.70         0.75 - 1.95           3.71 - 4.96
                                  2014      1.96         0.75 - 1.95       (8.50) - (7.39)

  BHFTII Brighthouse/Wellington   2018      1.63         0.75 - 1.95       (2.29) - (0.84)
     Core Equity Opportunities    2017      1.44         0.75 - 1.95          9.94 - 18.18
     Sub-Account                  2016      1.58         0.75 - 1.95           1.06 - 6.35
                                  2015      1.64         0.75 - 2.00           0.24 - 1.50
                                  2014      0.58         0.75 - 2.00           8.26 - 9.62

  BHFTII Frontier Mid Cap         2018        --         1.30 - 1.95       (7.73) - (7.12)
     Growth Sub-Account           2017        --         1.30 - 1.95         22.53 - 23.33
                                  2016        --         1.30 - 1.95           3.13 - 3.80
                                  2015        --         1.30 - 1.95           0.62 - 1.28
                                  2014        --         1.30 - 1.95           8.73 - 9.44

  BHFTII Jennison Growth          2018      0.12         0.75 - 1.95       (1.83) - (0.64)
     Sub-Account                  2017      0.08         0.75 - 1.95         34.35 - 35.97
                                  2016      0.02         0.75 - 1.95       (2.06) - (0.88)
                                  2015      0.01         0.75 - 1.95           8.40 - 9.71
                                  2014      0.03         0.75 - 1.95           6.64 - 7.93

  BHFTII Loomis Sayles Small      2018        --         1.70 - 1.90     (12.98) - (12.80)
     Cap Core Sub-Account         2017      0.07         1.70 - 1.90         12.80 - 13.03
                                  2016      0.07         1.70 - 1.90         16.73 - 16.97
                                  2015        --         1.70 - 1.90       (3.59) - (3.40)
                                  2014        --         1.70 - 1.90           1.55 - 1.76

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Loomis Sayles Small      2018        19,502    21.94 - 25.05         451,260
     Cap Growth Sub-Account       2017        22,792    22.21 - 25.17         531,170
                                  2016        25,557    17.80 - 20.02         475,802
                                  2015        28,005    17.03 - 19.02         499,150
                                  2014        31,874    17.05 - 18.89         565,084

  BHFTII MetLife Aggregate        2018     1,062,730     1.80 - 18.88      16,435,910
     Bond Index Sub-Account       2017     1,145,468     1.82 - 19.12      17,636,210
                                  2016     1,077,178     1.79 - 18.71      16,335,161
                                  2015       897,469     1.77 - 18.47      13,232,780
                                  2014       883,622     1.79 - 18.62      12,777,932

  BHFTII MetLife Mid Cap          2018       247,006    27.50 - 32.79       7,240,467
     Stock Index Sub-Account      2017       254,725    31.71 - 37.45       8,569,038
                                  2016       252,724    27.97 - 32.72       7,511,220
                                  2015       259,569    23.75 - 27.52       6,518,909
                                  2014       253,767    24.89 - 28.56       6,658,662

  BHFTII MetLife MSCI EAFE(R)     2018       499,779     1.53 - 14.40       6,606,006
     Index Sub-Account            2017       481,469     1.80 - 16.98       7,402,574
                                  2016       469,663     1.46 - 13.82       5,875,904
                                  2015       491,903     1.46 - 13.86       6,209,128
                                  2014       428,858     1.49 - 14.23       5,332,210

  BHFTII MetLife Russell 2000(R)  2018       324,847     3.20 - 30.13       9,215,132
     Index Sub-Account            2017       356,943     3.64 - 34.38      11,503,433
                                  2016       361,122     3.22 - 30.47      10,344,970
                                  2015       392,896     2.69 - 25.53       9,450,123
                                  2014       374,932     2.84 - 27.09       9,534,812

  BHFTII MetLife Stock Index      2018     1,931,296     8.76 - 82.65      46,327,633
     Sub-Account                  2017     2,080,854     9.30 - 87.94      53,390,978
                                  2016     2,397,621     7.75 - 73.45      51,519,996
                                  2015     2,448,388     7.03 - 37.53      48,000,755
                                  2014     2,646,054     7.03 - 38.23      52,404,251

  BHFTII MFS(R) Total Return      2018       107,850    19.15 - 81.83       6,561,057
     Sub-Account                  2017       117,788    20.62 - 87.54       7,754,242
                                  2016       126,252    18.64 - 78.63       7,568,584
                                  2015       140,275    17.35 - 72.73       7,861,563
                                  2014       156,861    17.67 - 73.57       8,996,458

  BHFTII MFS(R) Value             2018       729,098    24.40 - 31.19      19,648,433
     Sub-Account                  2017       825,295    27.72 - 35.02      25,125,499
                                  2016       920,511    24.04 - 30.00      24,207,697
                                  2015       954,325    21.30 - 26.49      22,384,588
                                  2014     1,009,780    21.81 - 26.79      24,125,307

  BHFTII Neuberger Berman         2018       383,584    22.63 - 33.55      10,646,038
     Genesis Sub-Account          2017       413,277    24.79 - 36.34      12,542,073
                                  2016       467,759    21.87 - 31.70      12,490,568
                                  2015       518,912    18.81 - 26.98      11,881,985
                                  2014       590,926    19.09 - 27.08      13,660,308

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Loomis Sayles Small      2018        --         0.75 - 1.50       (1.22) - (0.47)
     Cap Growth Sub-Account       2017        --         0.75 - 1.50         24.80 - 25.74
                                  2016        --         0.75 - 1.50           4.47 - 5.25
                                  2015        --         0.75 - 1.50         (0.08) - 0.67
                                  2014        --         0.75 - 1.50         (0.57) - 0.18

  BHFTII MetLife Aggregate        2018      2.82         0.75 - 2.00       (2.47) - (1.24)
     Bond Index Sub-Account       2017      2.70         0.75 - 2.00           0.90 - 2.17
                                  2016      2.68         0.75 - 2.00           0.07 - 1.32
                                  2015      2.72         0.75 - 2.00       (2.04) - (0.80)
                                  2014      2.63         0.75 - 2.00           3.37 - 4.67

  BHFTII MetLife Mid Cap          2018      0.99         1.00 - 1.95     (13.28) - (12.45)
     Stock Index Sub-Account      2017      1.17         1.00 - 1.95         13.38 - 14.46
                                  2016      0.99         1.00 - 1.95         17.76 - 18.89
                                  2015      0.87         1.00 - 1.95       (4.56) - (3.65)
                                  2014      0.78         1.00 - 1.95           7.10 - 8.13

  BHFTII MetLife MSCI EAFE(R)     2018      2.76         1.00 - 1.95     (15.79) - (14.98)
     Index Sub-Account            2017      2.44         1.00 - 1.95         22.15 - 23.31
                                  2016      2.41         1.00 - 1.95       (0.98) - (0.04)
                                  2015      3.12         1.00 - 1.95       (3.22) - (2.29)
                                  2014      2.33         1.00 - 1.95       (8.14) - (7.26)

  BHFTII MetLife Russell 2000(R)  2018      0.82         1.00 - 1.95     (12.93) - (12.09)
     Index Sub-Account            2017      0.99         1.00 - 1.95         12.10 - 13.16
                                  2016      1.08         1.00 - 1.95         18.59 - 19.72
                                  2015      0.90         1.00 - 1.95       (6.38) - (5.49)
                                  2014      0.94         1.00 - 1.95           2.71 - 3.69

  BHFTII MetLife Stock Index      2018      1.61         1.00 - 2.90       (7.43) - (5.78)
     Sub-Account                  2017      1.58         1.00 - 2.90         17.95 - 20.03
                                  2016      1.81         1.00 - 2.90          8.35 - 10.27
                                  2015      1.56         1.00 - 2.90       (1.82) - (0.09)
                                  2014      1.48         1.00 - 2.90         10.03 - 11.97

  BHFTII MFS(R) Total Return      2018      2.10         0.75 - 1.90       (7.55) - (6.52)
     Sub-Account                  2017      2.35         0.75 - 1.90         10.12 - 11.33
                                  2016      2.75         0.75 - 1.90           6.92 - 8.11
                                  2015      2.42         0.75 - 1.90       (2.23) - (1.14)
                                  2014      2.24         0.75 - 1.90           6.38 - 7.55

  BHFTII MFS(R) Value             2018      1.30         0.75 - 1.95     (11.98) - (10.92)
     Sub-Account                  2017      1.85         0.75 - 1.95         15.32 - 16.71
                                  2016      2.08         0.75 - 1.95         11.89 - 13.24
                                  2015      2.51         0.75 - 2.00       (2.34) - (1.11)
                                  2014      1.58         0.75 - 2.00           8.37 - 9.74

  BHFTII Neuberger Berman         2018      0.10         0.75 - 1.95       (8.79) - (7.68)
     Genesis Sub-Account          2017      0.18         0.75 - 1.95         13.26 - 14.63
                                  2016      0.21         0.75 - 1.95         16.11 - 17.51
                                  2015      0.16         0.75 - 1.95       (1.56) - (0.37)
                                  2014      0.20         0.75 - 1.95       (2.23) - (1.05)

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  -------------
  BHFTII T. Rowe Price Large         2018     1,050,180     12.30 - 34.65     26,765,258
     Cap Growth Sub-Account          2017     1,082,981     12.69 - 35.47     26,386,826
                                     2016     1,195,673      9.69 - 26.87     21,990,753
                                     2015     1,214,561      9.73 - 26.78     22,843,144
                                     2014     1,116,757      8.98 - 24.51     19,378,100

  BHFTII T. Rowe Price Small         2018        11,317     34.28 - 38.24        400,874
     Cap Growth Sub-Account          2017        12,927     37.48 - 41.60        502,259
                                     2016        14,995     31.18 - 34.43        483,761
                                     2015        16,556     28.50 - 31.32        487,781
                                     2014        17,948     28.35 - 31.00        525,415

  BHFTII VanEck Global               2018       402,320       8.34 - 9.43      3,479,021
     Natural Resources               2017       401,610     11.96 - 13.35      4,961,054
     Sub-Account                     2016       364,533     12.28 - 13.55      4,607,833
                                     2015       482,930       8.68 - 9.50      4,311,458
                                     2014       407,380     13.17 - 14.23      5,499,684

  BHFTII Western Asset               2018     2,028,696     27.43 - 38.83     64,242,084
     Management Strategic Bond       2017     2,173,596     29.15 - 40.67     72,787,296
     Opportunities Sub-Account       2016     2,294,873     27.54 - 37.86     72,139,687
                                     2015           700     28.52 - 29.13         20,143
                                     2014           710     29.54 - 30.14         21,170

  BHFTII Western Asset               2018     1,481,884     15.37 - 19.81     25,701,077
     Management U.S. Government      2017     1,468,504     15.57 - 19.86     25,666,671
     Sub-Account                     2016     1,530,869     15.62 - 19.72     26,776,937
                                     2015     1,586,953     15.94 - 19.71     27,884,257
                                     2014     1,736,974     16.21 - 19.83     30,830,735

  BlackRock Global Allocation V.I.   2018         9,262     20.57 - 21.36        197,767
     Sub-Account (Commenced
     7/20/2015 and began
     transactions in 2018)

  Fidelity(R) VIP Contrafund         2018       812,628      1.02 - 84.79     17,097,852
     Sub-Account                     2017       462,227      1.11 - 91.54     20,973,115
                                     2016       401,852      6.55 - 75.89     18,917,042
                                     2015       401,103      6.17 - 71.00     19,201,982
                                     2014       413,191      6.24 - 71.28     21,423,316

  Fidelity(R) VIP                    2018         1,307     21.85 - 86.57         36,464
     Equity-Income Sub-Account       2017         2,297     24.23 - 96.09         64,477
                                     2016         2,475     21.81 - 86.59         62,060
                                     2015         3,431     18.79 - 74.67         71,803
                                     2014         4,022     19.90 - 79.16         87,581

  Fidelity(R) VIP Mid Cap            2018       197,251     60.65 - 69.77     12,632,647
     Sub-Account                     2017       226,637     72.35 - 82.65     17,298,553
                                     2016       249,389     61.02 - 69.22     16,028,724
                                     2015       263,325     55.43 - 62.44     15,335,678
                                     2014       279,050     57.28 - 64.08     16,755,847



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTII T. Rowe Price Large         2018       0.20        1.30 - 1.95       (3.07) - (2.32)
     Cap Growth Sub-Account          2017       0.09        1.30 - 1.95         30.91 - 32.00
                                     2016         --        1.30 - 1.95         (0.43) - 0.35
                                     2015         --        1.30 - 1.95           8.38 - 9.24
                                     2014         --        1.30 - 1.95           6.72 - 7.57

  BHFTII T. Rowe Price Small         2018         --        1.40 - 1.90       (8.55) - (8.08)
     Cap Growth Sub-Account          2017       0.07        1.40 - 1.90         20.24 - 20.84
                                     2016       0.03        1.40 - 1.90           9.38 - 9.93
                                     2015         --        1.40 - 1.90           0.54 - 1.04
                                     2014         --        1.40 - 1.90           4.64 - 5.16

  BHFTII VanEck Global               2018         --        0.75 - 1.95     (30.24) - (29.39)
     Natural Resources               2017         --        0.75 - 1.95       (2.65) - (1.48)
     Sub-Account                     2016       0.59        0.75 - 1.95         40.97 - 42.67
                                     2015       0.21        0.75 - 2.00     (34.09) - (33.26)
                                     2014       0.26        0.75 - 2.00     (20.43) - (19.43)

  BHFTII Western Asset               2018       5.26        0.75 - 1.95       (5.89) - (4.52)
     Management Strategic Bond       2017       3.83        0.75 - 1.95           4.20 - 7.42
     Opportunities Sub-Account       2016       2.28        0.75 - 1.95           3.64 - 7.49
                                     2015       4.86        1.40 - 1.50       (3.46) - (3.36)
                                     2014       6.53        1.40 - 1.50           3.72 - 3.83

  BHFTII Western Asset               2018       2.07        0.95 - 2.00       (1.31) - (0.26)
     Management U.S. Government      2017       2.45        0.95 - 2.00         (0.33) - 0.72
     Sub-Account                     2016       2.35        0.95 - 2.00         (0.98) - 0.07
                                     2015       2.07        0.95 - 1.95       (1.63) - (0.64)
                                     2014       1.67        0.95 - 1.95           0.57 - 1.58

  BlackRock Global Allocation V.I.   2018       1.26        1.30 - 1.55       (7.68) - (7.53)
     Sub-Account (Commenced
     7/20/2015 and began
     transactions in 2018)

  Fidelity(R) VIP Contrafund         2018       0.57        0.95 - 1.85       (8.21) - (7.38)
     Sub-Account                     2017       0.89        0.95 - 1.85         11.33 - 20.61
                                     2016       0.71        0.95 - 1.85           5.93 - 6.89
                                     2015       0.89        0.95 - 1.85       (1.29) - (0.39)
                                     2014       0.84        0.95 - 1.85          9.77 - 10.76

  Fidelity(R) VIP                    2018       1.93        1.40 - 1.50       (9.91) - (9.82)
     Equity-Income Sub-Account       2017       1.50        1.40 - 1.50         10.98 - 11.09
                                     2016       1.86        1.40 - 1.50         15.96 - 16.07
                                     2015       2.88        1.40 - 1.50       (5.66) - (5.57)
                                     2014       2.66        1.40 - 1.50           6.86 - 6.97

  Fidelity(R) VIP Mid Cap            2018       0.39        0.95 - 1.65     (16.18) - (15.58)
     Sub-Account                     2017       0.49        0.95 - 1.65         12.36 - 19.40
                                     2016       0.32        0.95 - 1.65         10.09 - 10.86
                                     2015       0.25        0.95 - 1.65       (3.24) - (2.56)
                                     2014       0.02        0.95 - 1.65           4.30 - 5.03



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  FTVIPT Franklin Income VIP   2018        294,051    56.95 - 74.56      18,485,748
     Sub-Account               2017        323,062    60.63 - 78.66      21,557,554
                               2016        346,722    56.31 - 72.41      21,429,895
                               2015        384,412    50.31 - 64.11      21,170,997
                               2014        408,888    55.14 - 69.63      24,536,012

  FTVIPT Franklin Mutual       2018         93,265    29.22 - 33.01       2,885,952
     Shares VIP Sub-Account    2017        113,949    32.68 - 37.89       3,922,157
                               2016        122,275    30.66 - 34.25       3,942,631
                               2015        129,815    26.86 - 29.84       3,653,863
                               2014        143,131    28.72 - 31.74       4,285,026

  FTVIPT Franklin Small Cap    2018        196,488    14.95 - 36.86       3,044,422
     Value VIP Sub-Account     2017        232,182    17.42 - 42.86       4,131,028
                               2016        240,405    15.98 - 16.85       3,903,614
                               2015        264,433    12.46 - 13.07       3,343,147
                               2014        264,065    13.66 - 14.25       3,653,630

  FTVIPT Templeton Foreign     2018        465,043    13.40 - 34.32      10,188,360
     VIP Sub-Account           2017        467,004    16.12 - 41.12      12,194,033
                               2016        514,287    14.04 - 35.70      11,685,523
                               2015        535,764    13.32 - 33.74      11,534,530
                               2014        549,503    14.48 - 36.56      12,938,516

  FTVIPT Templeton Global      2018        518,656    18.36 - 20.70       9,876,862
     Bond VIP Sub-Account      2017        566,437    18.29 - 20.50      10,736,739
                               2016        589,940    18.39 - 20.30      11,126,544
                               2015        612,689    18.13 - 19.91      11,391,228
                               2014        628,702    19.24 - 21.01      12,391,360

  Invesco V.I. Equity and      2018        667,340    22.56 - 25.17      15,704,635
     Income Sub-Account        2017        705,753    25.40 - 28.15      18,649,182
                               2016        771,024    23.31 - 25.65      18,652,644
                               2015        836,877    20.64 - 22.55      17,872,666
                               2014        883,170    21.54 - 23.37      19,615,976

  Invesco V.I. International   2018        280,671    13.18 - 33.11       8,360,170
     Growth Sub-Account        2017        306,466    15.72 - 39.43      10,924,135
                               2016        331,644    12.96 - 32.43       9,786,471
                               2015        343,336    13.20 - 32.97      10,351,518
                               2014        351,843    13.71 - 34.18      11,092,683

  LMPVET ClearBridge Variable  2018      1,881,024     0.94 - 31.62      15,342,826
     Aggressive Growth         2017        737,419     1.04 - 34.83      18,447,695
     Sub-Account               2016        635,486    16.82 - 30.24      16,840,229
                               2015        659,012    16.99 - 30.16      17,489,432
                               2014        728,285    17.67 - 30.99      19,900,016

  LMPVET ClearBridge Variable  2018      1,932,776     1.07 - 71.72      22,409,019
     Appreciation Sub-Account  2017        439,951     1.11 - 73.70      26,287,438
                               2016        422,725    49.55 - 62.23      23,691,227
                               2015        454,520    46.01 - 57.24      23,566,939
                               2014        504,207    46.15 - 56.87      26,063,152

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  -----------------
  FTVIPT Franklin Income VIP   2018      4.79         0.95 - 1.85       (6.07) - (5.21)
     Sub-Account               2017      4.15         0.95 - 1.85           4.28 - 8.64
                               2016      5.01         0.95 - 1.85         11.93 - 12.95
                               2015      4.64         0.95 - 1.85       (8.76) - (7.93)
                               2014      4.95         0.95 - 1.85           2.70 - 3.63

  FTVIPT Franklin Mutual       2018      2.30         0.95 - 1.65     (10.56) - (10.07)
     Shares VIP Sub-Account    2017      2.22         0.95 - 1.65           1.65 - 7.33
                               2016      2.03         1.10 - 1.65         14.16 - 14.79
                               2015      3.03         1.10 - 1.65       (6.49) - (5.98)
                               2014      2.02         1.10 - 1.65           5.37 - 5.95

  FTVIPT Franklin Small Cap    2018      0.89         0.95 - 1.55     (14.22) - (13.70)
     Value VIP Sub-Account     2017      0.51         0.95 - 1.55           8.51 - 9.61
                               2016      0.82         0.95 - 1.50         28.25 - 28.96
                               2015      0.63         0.95 - 1.50       (8.77) - (8.26)
                               2014      0.62         0.95 - 1.50       (0.93) - (0.38)

  FTVIPT Templeton Foreign     2018      2.66         1.30 - 1.90     (17.04) - (16.45)
     VIP Sub-Account           2017      2.57         1.30 - 1.90         14.50 - 15.40
                               2016      1.96         1.30 - 1.90           5.16 - 6.00
                               2015      3.19         1.30 - 1.90       (8.25) - (7.61)
                               2014      1.84         1.30 - 1.90     (12.81) - (12.13)

  FTVIPT Templeton Global      2018        --         0.95 - 1.55           0.36 - 0.97
     Bond VIP Sub-Account      2017        --         0.95 - 1.55         (2.44) - 0.96
                               2016        --         0.95 - 1.50           1.41 - 1.97
                               2015      7.89         0.95 - 1.50       (5.73) - (5.21)
                               2014      5.11         0.95 - 1.50           0.32 - 0.87

  Invesco V.I. Equity and      2018      1.99         0.95 - 1.65     (11.21) - (10.59)
     Income Sub-Account        2017      1.44         0.95 - 1.65           5.61 - 9.74
                               2016      1.65         0.95 - 1.65         12.96 - 13.75
                               2015      2.31         0.95 - 1.65       (4.18) - (3.51)
                               2014      1.57         0.95 - 1.65           6.99 - 7.74

  Invesco V.I. International   2018      1.78         0.95 - 1.55     (16.52) - (16.01)
     Growth Sub-Account        2017      1.24         0.95 - 1.55         15.47 - 21.57
                               2016      1.17         0.95 - 1.50       (2.18) - (1.64)
                               2015      1.28         0.95 - 1.50       (4.07) - (3.54)
                               2014      1.38         0.95 - 1.50       (1.40) - (0.86)

  LMPVET ClearBridge Variable  2018      0.58         0.95 - 1.95      (10.34) - (9.22)
     Aggressive Growth         2017      0.50         0.95 - 1.95          4.65 - 15.19
     Sub-Account               2016      0.65         0.95 - 1.95         (1.01) - 0.25
                               2015      0.34         0.95 - 1.95       (3.83) - (2.66)
                               2014      0.17         0.95 - 1.95         17.76 - 19.26

  LMPVET ClearBridge Variable  2018      1.20         0.95 - 1.90       (3.60) - (2.68)
     Appreciation Sub-Account  2017      1.18         0.95 - 1.90         11.16 - 18.42
                               2016      1.31         0.95 - 1.90           7.70 - 8.73
                               2015      1.15         0.95 - 1.90         (0.31) - 0.64
                               2014      1.14         0.95 - 1.90           8.90 - 9.94

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVET ClearBridge Variable    2018       521,884    17.65 - 26.97      12,903,855
     Dividend Strategy           2017       572,108    18.87 - 28.66      15,145,887
     Sub-Account                 2016       664,108    16.10 - 24.31      14,930,164
                                 2015       720,660    14.24 - 21.38      14,325,561
                                 2014       796,590    15.14 - 22.59      16,774,613

  LMPVET ClearBridge Variable    2018         6,572    31.09 - 33.77         213,754
     Large Cap Growth            2017         8,673    31.69 - 34.28         286,531
     Sub-Account                 2016         8,139    25.68 - 27.67         216,950
                                 2015         9,250    24.37 - 26.15         233,660
                                 2014        11,166    22.62 - 24.18         261,685

  LMPVET ClearBridge Variable    2018        14,915    24.58 - 26.72         378,407
     Large Cap Value             2017        15,712    27.49 - 29.77         445,241
     Sub-Account                 2016        18,344    24.40 - 26.31         461,514
                                 2015        15,403    22.00 - 23.64         349,493
                                 2014        16,469    23.09 - 24.70         391,501

  LMPVET ClearBridge Variable    2018       630,981     1.15 - 40.82       4,475,137
     Small Cap Growth            2017       174,563     1.14 - 39.84       4,979,166
     Sub-Account                 2016       157,574    23.59 - 31.54       4,385,459
                                 2015       174,184    22.72 - 30.14       4,612,937
                                 2014       180,599    24.22 - 31.87       5,087,100

  LMPVET QS Variable             2018        78,225    23.23 - 26.20       1,917,375
     Conservative Growth         2017        89,801    24.70 - 27.71       2,336,136
     Sub-Account                 2016        97,631    22.12 - 24.68       2,269,182
                                 2015       110,832    20.93 - 23.22       2,433,690
                                 2014       121,761    21.53 - 23.76       2,748,787

  LMPVET QS Variable Growth      2018        45,503    21.23 - 23.17       1,003,940
     Sub-Account                 2017        58,448    23.47 - 25.52       1,420,325
                                 2016        67,986    20.00 - 21.65       1,411,867
                                 2015        72,554    18.74 - 20.21       1,409,068
                                 2014        71,544    19.48 - 20.93       1,440,406

  LMPVET QS Variable Moderate    2018         1,527    21.17 - 21.88          32,802
     Growth Sub-Account          2017         2,476    22.97 - 23.70          57,780
                                 2016         2,494    20.00 - 20.61          50,644
                                 2015         2,766    18.83 - 19.37          52,861
                                 2014         3,858    19.49 - 20.02          76,177

  LMPVIT Western Asset           2018       755,929     0.98 - 27.55       7,196,680
     Variable Global High Yield  2017       343,313     1.04 - 28.95       8,480,321
     Bond Sub-Account            2016       345,252    22.53 - 26.90       8,451,707
                                 2015       382,235    19.86 - 23.49       8,226,372
                                 2014       393,796    21.50 - 25.19       9,114,627



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  LMPVET ClearBridge Variable    2018      1.36         0.95 - 1.90       (6.75) - (5.90)
     Dividend Strategy           2017      1.31         0.95 - 1.90         12.29 - 17.89
     Sub-Account                 2016      1.41         0.95 - 1.90         12.68 - 13.69
                                 2015      1.60         0.95 - 1.90       (6.19) - (5.34)
                                 2014      2.00         0.95 - 1.90         11.40 - 12.41

  LMPVET ClearBridge Variable    2018      0.28         1.50 - 1.90       (1.88) - (1.48)
     Large Cap Growth            2017      0.24         1.50 - 1.90         23.41 - 23.90
     Sub-Account                 2016      0.50         1.50 - 1.90           5.37 - 5.79
                                 2015      0.44         1.50 - 1.90           7.73 - 8.16
                                 2014      0.46         1.50 - 1.90         11.85 - 12.29

  LMPVET ClearBridge Variable    2018      1.53         1.50 - 1.90     (10.60) - (10.24)
     Large Cap Value             2017      1.35         1.50 - 1.90         12.68 - 13.13
     Sub-Account                 2016      1.57         1.50 - 1.90         10.87 - 11.32
                                 2015      1.42         1.50 - 1.90       (4.70) - (4.31)
                                 2014      1.89         1.50 - 1.90          9.61 - 10.05

  LMPVET ClearBridge Variable    2018        --         0.95 - 1.90           1.48 - 2.45
     Small Cap Growth            2017        --         0.95 - 1.90         14.70 - 23.09
     Sub-Account                 2016        --         1.10 - 1.90           3.81 - 4.65
                                 2015        --         1.10 - 1.90       (6.18) - (5.42)
                                 2014        --         1.10 - 1.90           2.12 - 2.94

  LMPVET QS Variable             2018      2.39         1.10 - 1.65       (5.97) - (5.45)
     Conservative Growth         2017      2.35         1.10 - 1.65         11.70 - 12.31
     Sub-Account                 2016      2.28         1.10 - 1.65           5.67 - 6.26
                                 2015      1.92         1.10 - 1.65       (2.80) - (2.27)
                                 2014      2.43         1.10 - 1.65           3.19 - 3.76

  LMPVET QS Variable Growth      2018      2.33         1.25 - 1.65       (9.56) - (9.19)
     Sub-Account                 2017      1.73         1.25 - 1.65         17.39 - 17.86
                                 2016      1.45         1.25 - 1.65           6.72 - 7.15
                                 2015      1.39         1.25 - 1.65       (3.83) - (3.45)
                                 2014      1.77         1.25 - 1.65           2.97 - 3.39

  LMPVET QS Variable Moderate    2018      2.17         1.50 - 1.65       (7.82) - (7.68)
     Growth Sub-Account          2017      2.19         1.50 - 1.65         14.82 - 14.99
                                 2016      2.02         1.50 - 1.65           6.23 - 6.39
                                 2015      1.68         1.50 - 1.65       (3.39) - (3.25)
                                 2014      1.70         1.50 - 1.65           3.19 - 3.34

  LMPVIT Western Asset           2018      4.97         0.95 - 1.90       (5.74) - (4.83)
     Variable Global High Yield  2017      5.22         0.95 - 1.90           3.77 - 7.63
     Bond Sub-Account            2016      6.14         0.95 - 1.90         13.43 - 14.51
                                 2015      6.06         0.95 - 1.90       (7.61) - (6.73)
                                 2014      6.89         0.95 - 1.90       (3.01) - (2.09)



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                        UNITS        HIGHEST ($)     ASSETS ($)
                                    ------------  ---------------  --------------
  Oppenheimer VA Main Street  2018       100,955    30.03 - 32.49       3,142,174
     Small Cap Sub-Account    2017       124,024    34.10 - 37.64       4,378,792
                              2016       144,427    30.64 - 33.36       4,544,421
                              2015       154,239    26.43 - 28.62       4,179,638
                              2014       170,276    28.57 - 30.77       4,979,605

  PIMCO VIT High Yield        2018         4,444    22.15 - 23.09          99,197
     Sub-Account              2017         5,354    23.10 - 24.03         124,773
                              2016         5,406    22.00 - 22.83         119,830
                              2015         6,064    19.86 - 20.57         121,278
                              2014         8,179    20.49 - 21.19         168,442

  PIMCO VIT Low Duration      2018         2,982    14.65 - 14.91          44,020
     Sub-Account              2017         3,972    14.82 - 15.07          59,454
                              2016         4,155    14.85 - 15.08          62,277
                              2015         4,350    14.86 - 15.08          65,235
                              2014         4,667    15.04 - 15.24          70,817

  Pioneer VCT Mid Cap Value   2018        39,747    41.64 - 49.20       1,745,896
     Sub-Account              2017        44,335    52.59 - 61.70       2,454,357
                              2016        46,933    47.36 - 55.19       2,336,394
                              2015        47,288    41.43 - 47.94       2,051,323
                              2014        50,993    44.97 - 51.68       2,392,128

  Pioneer VCT Real Estate     2018           393            28.03          11,006
     Shares Sub-Account       2017           394            30.83          12,151
                              2016           396            30.34          12,007
                              2015           397            29.15          11,585
                              2014           399            28.35          11,317

  Putnam VT Equity Income     2018         2,446    30.30 - 33.52          75,058
     Sub-Account              2017         2,588    33.58 - 36.91          87,866
                              2016         2,546    28.67 - 31.31          73,748
                              2015         1,969    25.59 - 27.75          51,000
                              2014         1,982    26.76 - 28.84          53,627

  Putnam VT Sustainable       2018        15,235            14.10         214,887
     Leaders Sub-Account      2017        17,982            14.49         260,560
                              2016        18,697            11.34         212,052
                              2015        20,399            10.64         217,119
                              2014        28,619            10.80         309,120

  Russell Global Real Estate  2018           215            37.36           8,036
     Securities Sub-Account   2017           215            40.19           8,645
                              2016           215            36.45           7,841
                              2015           215            35.88           7,718
                              2014           215            36.30           7,807



                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Oppenheimer VA Main Street  2018      0.06         0.95 - 1.55     (11.92) - (11.52)
     Small Cap Sub-Account    2017      0.63         0.95 - 1.55          7.39 - 12.84
                              2016      0.25         0.95 - 1.50         15.92 - 16.56
                              2015      0.64         0.95 - 1.50       (7.49) - (6.98)
                              2014      0.63         0.95 - 1.50          9.99 - 10.60

  PIMCO VIT High Yield        2018      5.09         1.30 - 1.50       (4.11) - (3.91)
     Sub-Account              2017      4.87         1.30 - 1.50           5.03 - 5.23
                              2016      5.22         1.30 - 1.50         10.77 - 10.99
                              2015      5.25         1.30 - 1.50       (3.11) - (2.91)
                              2014      5.29         1.30 - 1.50           1.80 - 2.01

  PIMCO VIT Low Duration      2018      1.88         1.40 - 1.50       (1.16) - (1.06)
     Sub-Account              2017      1.34         1.40 - 1.50       (0.16) - (0.06)
                              2016      1.49         1.40 - 1.50         (0.10) - 0.00
                              2015      3.41         1.40 - 1.50       (1.18) - (1.08)
                              2014      1.10         1.40 - 1.50       (0.65) - (0.55)

  Pioneer VCT Mid Cap Value   2018      0.46         0.95 - 1.65     (20.82) - (20.26)
     Sub-Account              2017      0.62         0.95 - 1.65          4.86 - 11.80
                              2016      0.47         0.95 - 1.65         14.33 - 15.13
                              2015      0.55         0.95 - 1.65       (7.89) - (7.24)
                              2014      0.65         0.95 - 1.65         12.92 - 13.71

  Pioneer VCT Real Estate     2018      2.46                1.65                (9.06)
     Shares Sub-Account       2017      2.31                1.65                  1.61
                              2016      3.24                1.65                  4.09
                              2015      2.07                1.65                  2.81
                              2014      2.34                1.65                 28.42

  Putnam VT Equity Income     2018      0.69         0.75 - 1.40       (9.77) - (9.18)
     Sub-Account              2017      1.68         0.75 - 1.40         17.13 - 17.89
                              2016      1.58         0.75 - 1.40         12.06 - 12.79
                              2015      1.61         0.75 - 1.40       (4.39) - (3.77)
                              2014      2.11         0.75 - 1.40         11.09 - 11.82

  Putnam VT Sustainable       2018      0.01                1.40                (2.66)
     Leaders Sub-Account      2017      0.85                1.40                 27.76
                              2016      0.98                1.40                  6.56
                              2015      0.72                1.40                (1.46)
                              2014      0.52                1.40                 12.22

  Russell Global Real Estate  2018      4.50                1.40                (7.04)
     Securities Sub-Account   2017      3.67                1.40                 10.25
                              2016      4.56                1.40                  1.59
                              2015      1.63                1.40                (1.15)
                              2014      3.29                1.40                 13.15



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Russell International       2018           959            12.46          11,950      1.70                1.40              (16.06)
     Developed Markets        2017           959            14.85          14,238      2.66                1.40                23.24
     Sub-Account              2016           959            12.05          11,552      3.26                1.40                 0.94
                              2015           959            11.94          11,445      1.14                1.40               (2.69)
                              2014           959            12.26          11,761      1.95                1.40               (5.78)

  Russell Strategic Bond      2018         1,250            18.99          23,737      2.12                1.40               (2.20)
     Sub-Account              2017         1,250            19.42          24,270      1.35                1.40                 2.42
                              2016         1,250            18.96          23,697      1.60                1.40                 1.67
                              2015         1,250            18.65          23,307      2.39                1.40               (1.53)
                              2014         1,250            18.94          23,669      1.55                1.40                 3.99

  Russell U.S. Small Cap      2018           206            20.39           4,207      0.47                1.40              (13.20)
     Equity Sub-Account       2017           206            23.49           4,847      0.18                1.40                13.88
                              2016           206            20.63           4,257      0.84                1.40                17.01
                              2015           206            17.63           3,638      0.66                1.40               (8.48)
                              2014           206            19.26           3,975      0.25                1.40                 0.15

  Russell U.S. Strategic      2018         2,931            16.36          47,943      1.15                1.40              (10.91)
     Equity Sub-Account       2017         2,931            18.36          53,811      1.02                1.40                19.12
                              2016         2,931            15.41          45,173      1.03                1.40                 9.10
                              2015         2,931            14.13          41,406      0.81                1.40               (0.30)
                              2014         2,931            14.17          41,531      1.16                1.40                10.15

  TAP 1919 Variable Socially  2018           322    44.28 - 46.09          14,651      1.01         1.50 - 1.65      (2.57) - (2.42)
     Responsive Balanced      2017           322    45.45 - 47.23          15,055      1.07         1.50 - 1.65        14.84 - 15.01
     Sub-Account              2016           340    39.58 - 41.07          13,795      0.85         1.50 - 1.65          4.50 - 4.65
                              2015           437    37.87 - 39.24          16,859      1.42         1.50 - 1.65      (3.32) - (3.18)
                              2014           342    39.18 - 40.53          13,703      0.66         1.50 - 1.65          7.52 - 7.68

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying fund, portfolio or series of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

              Index to Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................     2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Balance Sheets........................................................................................     3
 Statements of Operations..............................................................................     4
 Statements of Comprehensive Income (Loss).............................................................     5
 Statements of Stockholder's Equity....................................................................     6
 Statements of Cash Flows..............................................................................     7
Notes to the Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............     8
 Note 2 -- Segment Information.........................................................................    17
 Note 3 -- Insurance...................................................................................    20
 Note 4 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    24
 Note 5 -- Reinsurance.................................................................................    25
 Note 6 -- Investments.................................................................................    30
 Note 7 -- Derivatives.................................................................................    37
 Note 8 -- Fair Value..................................................................................    42
 Note 9 -- Equity......................................................................................    51
 Note 10 -- Other Revenues and Other Expenses..........................................................    54
 Note 11 -- Income Tax.................................................................................    55
 Note 12 -- Contingencies, Commitments and Guarantees..................................................    58
 Note 13 -- Related Party Transactions.................................................................    59
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Summary of Investments -- Other Than Investments in Related Parties.....................    61
 Schedule III -- Supplementary Insurance Information...................................................    62
 Schedule IV -- Reinsurance............................................................................    64

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company of NY

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Brighthouse Life Insurance Company of NY (the "Company") as of December 31, 2018 and 2017, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 6, 2019

We have served as the Company's auditor since 2000.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                Balance Sheets
                          December 31, 2018 and 2017

                (In thousands, except share and per share data)

                                                                                                             2018        2017
                                                                                                         -----------  -----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,469,801 and
 $2,165,134, respectively).............................................................................. $ 2,433,633  $ 2,221,563
Mortgage loans (net of valuation allowances of $1,937 and $1,747, respectively).........................     448,105      394,863
Other invested assets, principally at estimated fair value..............................................      35,815        3,784
                                                                                                         -----------  -----------
 Total investments......................................................................................   2,917,553    2,620,210
Cash and cash equivalents...............................................................................     120,130       86,154
Accrued investment income...............................................................................      20,605       18,323
Premiums, reinsurance and other receivables.............................................................     580,480      572,609
Deferred policy acquisition costs and value of business acquired........................................     185,586      131,059
Other assets............................................................................................      37,348       36,317
Separate account assets.................................................................................   4,268,423    5,021,633
                                                                                                         -----------  -----------
 Total assets........................................................................................... $ 8,130,125  $ 8,486,305
                                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................................. $   718,599  $   674,046
Policyholder account balances...........................................................................   1,692,498    1,343,330
Other policy-related balances...........................................................................       9,288       12,733
Payables for collateral under derivative transactions...................................................      23,581        5,384
Current income tax payable..............................................................................       1,755        2,064
Deferred income tax liability...........................................................................     107,853      112,498
Other liabilities.......................................................................................     471,490      471,130
Separate account liabilities............................................................................   4,268,423    5,021,633
                                                                                                         -----------  -----------
 Total liabilities......................................................................................   7,293,487    7,642,818
                                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding................       2,000        2,000
Additional paid-in capital..............................................................................     415,931      415,931
Retained earnings (deficit).............................................................................     433,778      395,928
Accumulated other comprehensive income (loss)...........................................................     (15,071)      29,628
                                                                                                         -----------  -----------
 Total stockholder's equity.............................................................................     836,638      843,487
                                                                                                         -----------  -----------
 Total liabilities and stockholder's equity............................................................. $ 8,130,125  $ 8,486,305
                                                                                                         ===========  ===========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                (In thousands)

                                                                             2018         2017          2016
                                                                         -----------  ------------  -----------
Revenues
Premiums................................................................ $    37,028  $     26,268  $    50,739
Universal life and investment-type product policy fees..................     101,890       103,736      103,000
Net investment income...................................................      99,791        86,327       57,780
Other revenues..........................................................     (58,180)      (46,266)      29,192
Net investment gains (losses)...........................................      (7,194)       (1,178)      (3,737)
Net derivative gains (losses)...........................................     (18,286)     (157,222)      67,726
                                                                         -----------  ------------  -----------
  Total revenues........................................................     155,049        11,665      304,700
                                                                         -----------  ------------  -----------
Expenses
Policyholder benefits and claims........................................       7,488        (4,774)      51,980
Interest credited to policyholder account balances......................      37,852        39,423       39,914
Amortization of deferred policy acquisition costs and value of business
 acquired...............................................................         732       (39,997)      23,217
Other expenses..........................................................      66,050        65,953       57,027
                                                                         -----------  ------------  -----------
  Total expenses........................................................     112,122        60,605      172,138
                                                                         -----------  ------------  -----------
Income (loss) before provision for income tax...........................      42,927       (48,940)     132,562
Provision for income tax expense (benefit)..............................       5,077      (100,725)      42,152
                                                                         -----------  ------------  -----------
Net income (loss)....................................................... $    37,850  $     51,785  $    90,410
                                                                         ===========  ============  ===========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                (In thousands)

                                                                                         2018        2017        2016
                                                                                      ----------  ----------  ----------
Net income (loss).................................................................... $   37,850  $   51,785  $   90,410
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets.........................    (61,899)     34,971      (3,066)
Unrealized gains (losses) on derivatives.............................................      5,320      (4,248)      1,529
                                                                                      ----------  ----------  ----------
 Other comprehensive income (loss), before income tax................................    (56,579)     30,723      (1,537)
Income tax (expense) benefit related to items of other comprehensive income (loss)...     11,880      (5,502)        538
                                                                                      ----------  ----------  ----------
 Other comprehensive income (loss), net of income tax................................    (44,699)     25,221        (999)
                                                                                      ----------  ----------  ----------
 Comprehensive income (loss)......................................................... $   (6,849) $   77,006  $   89,411
                                                                                      ==========  ==========  ==========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                (In thousands)

                                                                                Accumulated
                                                     Additional    Retained        Other          Total
                                           Common     Paid-in      Earnings    Comprehensive  Stockholder's
                                           Stock      Capital      (Deficit)   Income (Loss)     Equity
                                         ---------- ------------ ------------  -------------  -------------
Balance at December 31, 2015............ $    2,000 $    340,931 $    258,985    $     5,406   $    607,322
Net income (loss).......................                               90,410                        90,410
Other comprehensive income (loss), net
 of income tax..........................                                                (999)          (999)
                                         ---------- ------------ ------------  -------------  -------------
Balance at December 31, 2016............      2,000      340,931      349,395          4,407        696,733
Capital contribution....................                  75,000                                     75,000
Net income (loss).......................                               51,785                        51,785
Effect of change in accounting
 principle (Note 1).....................                               (5,252)         5,252             --
Other comprehensive income (loss), net
 of income tax..........................                                              19,969         19,969
                                         ---------- ------------ ------------  -------------  -------------
Balance at December 31, 2017............      2,000      415,931      395,928         29,628        843,487
Net income (loss).......................                               37,850                        37,850
Other comprehensive income (loss), net
 of income tax..........................                                             (44,699)       (44,699)
                                         ---------- ------------ ------------  -------------  -------------
Balance at December 31, 2018............ $    2,000 $    415,931 $    433,778    $   (15,071)  $    836,638
                                         ========== ============ ============  =============  =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                (In thousands)

                                                                                2018          2017          2016
                                                                            ------------  ------------  ------------
Cash flows from operating activities
Net income (loss).......................................................... $     37,850  $     51,785  $     90,410
Adjustments to reconcile net income (loss) to net cash provided by (used
 in) operating activities:
 Depreciation and amortization expenses....................................        1,184         1,826         3,534
 Amortization of premiums and accretion of discounts associated with
   investments, net........................................................        2,385         4,390          (828)
 (Gains) losses on investments, net........................................        7,194         1,178         3,737
 (Gains) losses on derivatives, net........................................       40,876        56,628       (44,031)
 Interest credited to policyholder account balances........................       37,852        39,423        39,914
 Universal life and investment-type product policy fees....................     (101,890)     (103,736)     (103,000)
 Change in accrued investment income.......................................       (2,253)       (1,686)         (404)
 Change in premiums, reinsurance and other receivables.....................      (14,944)     (290,764)      433,724
 Change in deferred policy acquisition costs and value of business
   acquired, net...........................................................      (29,127)      (57,086)       18,241
 Change in income tax......................................................        6,927       (58,293)       44,325
 Change in other assets....................................................       95,749       102,321       103,403
 Change in future policy benefits and other policy-related balances........       41,219        52,287        77,708
 Change in other liabilities...............................................      (14,697)      354,777      (334,195)
                                                                            ------------  ------------  ------------
Net cash provided by (used in) operating activities........................      108,325       153,050       332,538
                                                                            ------------  ------------  ------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities.................................................      407,338       548,721       140,236
 Mortgage loans............................................................        7,882        42,363        42,446
Purchases of:
 Fixed maturity securities.................................................     (702,700)     (845,133)     (379,993)
 Mortgage loans............................................................      (62,891)      (30,679)      (44,325)
Cash received in connection with freestanding derivatives..................        6,499           729            54
Cash paid in connection with freestanding derivatives......................      (59,019)         (118)          (25)
Net change in short-term investments.......................................           (3)          (12)       18,487
Net change in other invested assets........................................      (10,866)           (6)            2
Other, net.................................................................           --            --           183
                                                                            ------------  ------------  ------------
Net cash provided by (used in) investing activities........................     (413,760)     (284,135)     (222,935)
                                                                            ------------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits..................................................................      469,810       253,911        50,745
 Withdrawals...............................................................     (148,596)     (126,697)     (156,717)
Net change in payables for collateral under derivative transactions........       18,197        (3,558)        5,642
Capital contribution.......................................................           --        75,000            --
                                                                            ------------  ------------  ------------
Net cash provided by (used in) financing activities........................      339,411       198,656      (100,330)
                                                                            ------------  ------------  ------------
Change in cash, cash equivalents and restricted cash.......................       33,976        67,571         9,273
Cash, cash equivalents and restricted cash, beginning of year..............       86,154        18,583         9,310
                                                                            ------------  ------------  ------------
Cash, cash equivalents and restricted cash, end of year.................... $    120,130  $     86,154  $     18,583
                                                                            ============  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax................................................................ $     (1,683) $    (42,132) $     (1,314)
                                                                            ============  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates.............. $         --  $         --  $    552,113
                                                                            ============  ============  ============
 Transfer of mortgage loans from former affiliates......................... $         --  $         --  $    266,557
                                                                            ============  ============  ============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BHNY" and the "Company" refer to Brighthouse Life Insurance Company of NY, a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial"). The Company markets and/or administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, BHF was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include the Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Life Insurance. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to BHF, resulting in the Company becoming an indirect wholly-owned subsidiary of BHF. On
August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Reclassifications

     Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience, and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, policy renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees, and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions, and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole-life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 4 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and related-party reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company cedes the risk associated with the variable annuities with guaranteed minimum benefits to Brighthouse Life Insurance Company. Certain features of the ceded guarantees are accounted for as an embedded derivative and measured at fair value.

  Index-linked annuities

     The Company issues index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 6 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 - Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 11 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact, on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its statement of operations, the Company has included expense associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

---------------------------------------------------------------------------------------------------------------------
Standard                            Description                  Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue    For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with    impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)  an entity to recognize revenue upon    retrospective method  financial statements other than
                       the transfer of promised goods or                            expanded disclosures in Note 10.
                       services to customers in an amount
                       that reflects the consideration to
                       which the entity expects to be
                       entitled, in exchange for those goods
                       or services.
---------------------------------------------------------------------------------------------------------------------

   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

------------------------------------------------------------------------------------------------------------------------------
       Standard                          Description                     Effective Date      Impact on Financial Statements
------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the       January 1, 2020      The Company is currently
Intangibles - Goodwill   capitalization of certain implementation      using the            evaluating the impact of this
and Other-Internal-Use   costs incurred in a cloud computing           prospective method   guidance on its financial
Software (Subtopic 350-  arrangement that is a service contract. The   or retrospective     statements.
40): Customer's          requirements align with the existing          method (with early
Accounting for           requirements to capitalize implementation     adoption permitted)
Implementation Costs     costs incurred to develop or obtain
Incurred in a Cloud      internal-use software.
Computing Arrangement
That Is a Service
Contract
------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in    January 1, 2021      The Company is in the early
Services - Insurance     significant changes to the accounting for     using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These      retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that       method for the new   to estimate the impact to its
Accounting for Long-     qualify as market risk benefits to be         market risk benefit  financial statements.
Duration Contracts       measured at fair value, (2) require more      guidance and
                         frequent updating of assumptions and modify   prospective methods
                         existing discount rate requirements for       for the increased
                         certain insurance liabilities, (3) modify     frequency of
                         the methods of amortization for deferred      updating
                         acquisition costs, and (4) require new        assumptions, the
                         qualitative and quantitative disclosures      new discount rate
                         around insurance contract asset and           requirements and
                         liability balances and the judgments,         DAC amortization
                         assumptions and methods used to measure       changes. Early
                         those balances.                               adoption is
                                                                       permitted
------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and    January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge       using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,     retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the       method (with early   new guidance.
Accounting for Hedging   hedging instrument be presented in the same   adoption permitted)
Activities               line item in which the earnings effect of
                         the hedged item is reported, and
                         (iii) eliminate the requirement to
                         separately measure and report hedge
                         ineffectiveness.
------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the       January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for      using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that   retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on      method (with early   statements. The Company
Losses on Financial      historical loss information, current          adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable    beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires     January 1, 2019)     of impairments on mortgage loan
                         that an OTTI on a debt security will be                            investments.
                         recognized as an allowance going forward,
                         such that improvements in expected future
                         cash flows after an impairment will no
                         longer be reflected as a prospective yield
                         adjustment through net investment income,
                         but rather a reversal of the previous
                         impairment and recognized through realized
                         investment gains and losses.
------------------------------------------------------------------------------------------------------------------------------

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


2. Segment Information

   The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

   The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment consists of insurance products and services, including term, whole and universal life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's former U.S. insurance business sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)


   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's net income (loss) or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $8 million and $20 million as a result of the change. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $640 million and approximately $875 million, respectively, under the new allocation method. Corporate & Other experienced decreases in total assets of approximately
$1.5 billion as a result of the Portfolio Realignment.

                                                       Operating Results
                                              ----------------------------------
                                                                       Corporate
 Year Ended December 31, 2018                  Annuities     Life       & Other     Total
--------------------------------------------  ----------- ----------- ----------  ---------
                                                              (In thousands)
 Pre-tax adjusted earnings................... $    26,332 $    25,235 $   (1,813) $  49,754
 Provision for income tax expense (benefit)..       3,389       5,305     (1,510)     7,184
                                              ----------- ----------- ----------  ---------
  Adjusted earnings.......................... $    22,943 $    19,930 $     (303)    42,570
                                              =========== =========== ==========
 Adjustments for:
 Net investment gains (losses)...............                                        (7,194)
 Net derivative gains (losses)...............                                       (18,286)
 Other adjustments to net income.............                                        18,653
 Provision for income tax (expense) benefit..                                         2,107
                                                                                  ---------
  Net income (loss)..........................                                     $  37,850
                                                                                  =========
 Interest revenue............................ $    63,645 $    34,746 $    1,774

                                                                    Corporate
 Balance at December 31, 2018                 Annuities     Life     & Other     Total
--------------------------------------------  ---------- ---------- --------- -----------
                                                            (In thousands)
 Total assets................................ $7,034,394 $1,083,641   $12,090 $ 8,130,125
 Separate account assets..................... $4,268,423 $       --   $    -- $ 4,268,423
 Separate account liabilities................ $4,268,423 $       --   $    -- $ 4,268,423

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)


                                                      Operating Results
                                              ---------------------------------
                                                                      Corporate
 Year Ended December 31, 2017                  Annuities     Life      & Other        Total
--------------------------------------------  ----------- ----------- ---------  -----------
                                                              (In thousands)
 Pre-tax adjusted earnings................... $    65,637 $     2,692 $   6,824  $    75,153
 Provision for income tax expense (benefit)..      16,104       1,533   (74,929)     (57,292)
                                              ----------- ----------- ---------  -----------
  Adjusted earnings.......................... $    49,533 $     1,159 $  81,753      132,445
                                              =========== =========== =========
 Adjustments for:
 Net investment gains (losses)...............                                         (1,178)
 Net derivative gains (losses)...............                                       (157,222)
 Other adjustments to net income.............                                         34,307
 Provision for income tax (expense) benefit..                                         43,433
                                                                                 -----------
  Net income (loss)..........................                                    $    51,785
                                                                                 ===========

 Interest revenue............................ $    57,142 $    19,078 $  10,433

                                                                      Corporate
 Balance at December 31, 2017                  Annuities     Life      & Other      Total
--------------------------------------------  ----------- ----------- ---------  -----------
                                                              (In thousands)
 Total assets................................ $ 7,219,139 $   662,546 $ 604,620  $ 8,486,305
 Separate account assets..................... $ 5,021,633 $        -- $      --  $ 5,021,633
 Separate account liabilities................ $ 5,021,633 $        -- $      --  $ 5,021,633

                                                      Operating Results
                                              ---------------------------------
                                                                      Corporate
 Year Ended December 31, 2016                  Annuities     Life      & Other      Total
--------------------------------------------  ----------- ----------- ---------  -----------
                                                              (In thousands)
 Pre-tax adjusted earnings................... $    52,855      40,561 $   9,665  $   103,081
 Provision for income tax expense (benefit)..      14,623      14,197     3,014       31,834
                                              ----------- ----------- ---------  -----------
  Adjusted earnings.......................... $    38,232 $    26,364 $   6,651       71,247
                                              =========== =========== =========
 Adjustments for:
 Net investment gains (losses)...............                                         (3,737)
 Net derivative gains (losses)...............                                         67,726
 Other adjustments to net income.............                                        (34,508)
 Provision for income tax (expense) benefit..                                        (10,318)
                                                                                 -----------
  Net income (loss)..........................                                    $    90,410
                                                                                 ===========

 Interest revenue............................ $    27,747 $    17,108 $  13,204

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                      Years Ended December 31,
                                                             -------------------------------------------
                                                                  2018           2017          2016
                                                             -------------  -------------  -------------
                                                                           (In thousands)
 Annuities.................................................. $     102,835  $     106,762  $     125,308
 Life.......................................................        59,863         36,646         86,089
 Corporate & Other..........................................         4,369         12,789         15,135
 Adjustments................................................       (12,018)      (144,532)        78,168
                                                             -------------  -------------  -------------
  Total..................................................... $     155,049  $      11,665  $     304,700
                                                             =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                   Years Ended December 31,
                                                             ------------------------------------
                                                                2018        2017         2016
                                                             ----------- ----------- ------------
                                                                        (In thousands)
 Annuity products........................................... $    53,025 $    63,813 $    112,018
 Life insurance products....................................      27,713      19,925       70,913
                                                             ----------- ----------- ------------
  Total..................................................... $    80,738 $    83,738 $    182,931
                                                             =========== =========== ============

   All of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                     December 31,
                                                             -----------------------------
                                                                  2018           2017
                                                             -------------- --------------
                                                                    (In thousands)
 Annuities.................................................. $    2,050,867 $    1,675,039
 Life.......................................................        359,798        346,084
 Corporate & Other..........................................          9,720          8,986
                                                             -------------- --------------
  Total..................................................... $    2,420,385 $    2,030,109
                                                             ============== ==============

   See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 5%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 3% to 6%.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)


   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts was as follows:

                                                   Variable Annuity Contracts
                                                   --------------------------
                                                      GMDBs         GMIBs        Total
                                                   ----------    -----------  -----------
                                                              (In thousands)
Direct
Balance at January 1, 2016........................ $    8,089    $   116,730  $   124,819
Incurred guaranteed benefits......................      2,272         32,338       34,610
Paid guaranteed benefits..........................       (560)             1         (559)
                                                   ----------    -----------  -----------
Balance at December 31, 2016......................      9,801        149,069      158,870
Incurred guaranteed benefits......................      2,675         22,559       25,234
Paid guaranteed benefits..........................        (11)            --          (11)
                                                   ----------    -----------  -----------
Balance at December 31, 2017......................     12,465        171,628      184,093
Incurred guaranteed benefits......................        317         26,356       26,673
Paid guaranteed benefits..........................        (74)            --          (74)
                                                   ----------    -----------  -----------
Balance at December 31, 2018...................... $   12,708    $   197,984  $   210,692
                                                   ==========    ===========  ===========
Ceded
Balance at January 1, 2016........................ $    8,578    $    39,920  $    48,498
Incurred guaranteed benefits......................      2,215         11,570       13,785
Paid guaranteed benefits..........................       (560)            --         (560)
                                                   ----------    -----------  -----------
Balance at December 31, 2016......................     10,233         51,490       61,723
Incurred guaranteed benefits......................      2,547          9,386       11,933
Paid guaranteed benefits..........................        (11)            --          (11)
                                                   ----------    -----------  -----------
Balance at December 31, 2017......................     12,769         60,876       73,645
Incurred guaranteed benefits......................       (359)        10,813       10,454
Paid guaranteed benefits..........................        (74)            --          (74)
                                                   ----------    -----------  -----------
Balance at December 31, 2018...................... $   12,336    $    71,689  $    84,025
                                                   ==========    ===========  ===========
Net
Balance at January 1, 2016........................ $     (489)   $    76,810  $    76,321
Incurred guaranteed benefits......................         57         20,768       20,825
Paid guaranteed benefits..........................         --              1            1
                                                   ----------    -----------  -----------
Balance at December 31, 2016......................       (432)        97,579       97,147
Incurred guaranteed benefits......................        128         13,173       13,301
Paid guaranteed benefits..........................         --             --           --
                                                   ----------    -----------  -----------
Balance at December 31, 2017......................       (304)       110,752      110,448
Incurred guaranteed benefits......................        676         15,543       16,219
Paid guaranteed benefits..........................         --             --           --
                                                   ----------    -----------  -----------
Balance at December 31, 2018...................... $      372    $   126,295  $   126,667
                                                   ==========    ===========  ===========

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)


   Information regarding the Company's guarantee exposure was as follows at:

                                                                          December 31,
                                           -----------------------------------------------------------------------
                                                           2018                                  2017
                                           ---------------------------------     ---------------------------------
                                                 In the              At                In the              At
                                             Event of Death     Annuitization      Event of Death     Annuitization
                                           --------------     --------------     --------------     --------------
                                                                     (Dollars in thousands)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)................... $    4,274,326     $    3,483,668     $    5,026,927     $    4,149,482
Separate account value.................... $    4,266,520     $    3,482,829     $    5,020,107     $    4,149,482
Net amount at risk........................ $      193,102 (4) $      274,632 (5) $        5,262 (4) $      166,788 (5)
Average attained age of contract holders..       67 years           67 years           66 years           66 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  -----------------------------
                                       2018           2017
                                  -------------- --------------
                                         (In thousands)
                 Fund Groupings:
                   Balanced...... $    2,768,739 $    3,099,888
                   Equity........      1,013,778      1,513,408
                   Bond..........        485,906        359,929
                   Money Market..             --         48,408
                                  -------------- --------------
                     Total....... $    4,268,423 $    5,021,633
                                  ============== ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                           Years Ended December 31,
                                                                   ---------------------------------------
                                                                       2018          2017         2016
                                                                   ------------  -----------  ------------
                                                                                (In thousands)
DAC:
Balance at January 1,............................................. $    130,967  $    85,032  $    107,474
Capitalizations...................................................       29,860       17,089         4,976
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)..       25,226       50,228       (12,163)
 Other expenses...................................................      (25,928)     (10,182)      (11,155)
                                                                   ------------  -----------  ------------
   Total amortization.............................................         (702)      40,046       (23,318)
                                                                   ------------  -----------  ------------
Unrealized investment gains (losses)..............................       25,399      (11,200)       (4,100)
                                                                   ------------  -----------  ------------
Balance at December 31,...........................................      185,524      130,967        85,032
                                                                   ------------  -----------  ------------
VOBA:
Balance at January 1,.............................................           92          141            40
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)..          (26)          --            --
 Other expenses...................................................           (4)         (49)          101
                                                                   ------------  -----------  ------------
   Total amortization.............................................          (30)         (49)          101
                                                                   ------------  -----------  ------------
Balance at December 31,...........................................           62           92           141
                                                                   ------------  -----------  ------------
Total DAC and VOBA:
Balance at December 31,........................................... $    185,586  $   131,059  $     85,173
                                                                   ============  ===========  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2018         2017
                                                ------------ ------------
                                                     (In thousands)
       Annuities............................... $    163,301 $    107,760
       Life....................................       22,098       23,101
       Corporate & Other.......................          187          198
                                                ------------ ------------
        Total.................................. $    185,586 $    131,059
                                                ============ ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                 Years Ended December 31,
                                       -------------------------------------------
                                            2018           2017           2016
                                       -------------  -------------  -------------
                                                      (In thousands)
DSI:
Balance at January 1,................. $      26,923  $      29,647  $      37,114
Capitalization........................           128            155            350
Amortization..........................        (2,844)          (479)        (7,017)
Unrealized investment gains (losses)..         5,300         (2,400)          (800)
                                       -------------  -------------  -------------
Balance at December 31,............... $      29,507  $      26,923  $      29,647
                                       =============  =============  =============
VODA:
Balance at January 1,................. $       8,579  $       9,862  $      11,222
Amortization..........................        (1,184)        (1,283)        (1,360)
                                       -------------  -------------  -------------
Balance at December 31,............... $       7,395  $       8,579  $       9,862
                                       =============  =============  =============
Accumulated amortization.............. $      12,119  $      10,935  $       9,652
                                       =============  =============  =============

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                   VOBA        VODA
                                                 --------- ------------
                                                     (In thousands)
        2019.................................... $      62 $      1,073
        2020.................................... $      -- $        956
        2021.................................... $      -- $        841
        2022.................................... $      -- $        730
        2023.................................... $      -- $        633

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

Annuities

   For annuities, the Company currently reinsures to its parent Brighthouse Life Insurance Company and formerly reinsured to MLIC, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantees reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)


Life

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Catastrophe Coverage

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

   The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $26.4 million and $17.0 million of unsecured reinsurance recoverable balances with third-parties at December 31, 2018 and 2017, respectively.

   At December 31, 2018, the Company had $26.5 million of net ceded reinsurance recoverables with third-parties. Of this total, $23.5 million, or 89%, were with the Company's five largest ceded reinsurers, all of which were unsecured. At December 31, 2017, the Company had $17.1 million of net ceded reinsurance recoverables with third-parties. Of this total, $15.0 million, or 88%, were with the Company's five largest ceded reinsurers, all of which were unsecured.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)


   The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                       Years Ended December 31,
                                                                --------------------------------------
                                                                    2018         2017         2016
                                                                -----------  -----------  ------------
                                                                            (In thousands)
Premiums
Direct premiums................................................ $    90,979  $    93,196  $    109,733
Reinsurance ceded..............................................     (53,951)     (66,928)      (58,994)
                                                                -----------  -----------  ------------
 Net premiums.................................................. $    37,028  $    26,268  $     50,739
                                                                ===========  ===========  ============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.. $   105,848  $   107,605  $    106,830
Reinsurance ceded..............................................      (3,958)      (3,869)       (3,830)
                                                                -----------  -----------  ------------
 Net universal life and investment-type product policy fees.... $   101,890  $   103,736  $    103,000
                                                                ===========  ===========  ============
Other revenues
Direct other revenues.......................................... $    13,450  $    13,016  $     12,494
Reinsurance ceded..............................................     (71,630)     (59,282)       16,698
                                                                -----------  -----------  ------------
 Net other revenues............................................ $   (58,180) $   (46,266) $     29,192
                                                                ===========  ===========  ============
Policyholder benefits and claims
Direct policyholder benefits and claims........................ $    98,166  $   105,551  $    128,420
Reinsurance ceded..............................................     (90,678)    (110,325)      (76,440)
                                                                -----------  -----------  ------------
 Net policyholder benefits and claims.......................... $     7,488  $    (4,774) $     51,980
                                                                ===========  ===========  ============

   The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                            December 31,
                                                   ---------------------------------------------------------------
                                                                2018                            2017
                                                   ------------------------------- -------------------------------
                                                                          Total                           Total
                                                                         Balance                         Balance
                                                    Direct     Ceded      Sheet     Direct     Ceded      Sheet
                                                   --------- ---------- ---------- --------- ---------- ----------
                                                                           (In thousands)
Assets
Premiums, reinsurance and other receivables....... $  17,613 $  562,867 $  580,480 $  20,852 $  551,757 $  572,609

Liabilities
Other policy-related balances..................... $   9,288 $       -- $    9,288 $  12,733 $       -- $   12,733
Other liabilities................................. $  39,997 $  431,493 $  471,490 $  21,643 $  449,487 $  471,130

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $17.7 million and $19.6 million at December 31, 2018 and 2017. There were no deposit liabilities on reinsurance at both December 31, 2018 and 2017.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain MetLife, Inc. subsidiaries, including MLIC and MetLife Reinsurance Company of Vermont ("MRV"), all of which were related parties until the completion of the MetLife Divestiture.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)


   Information regarding the significant effects of related party reinsurance included on the statements of operations was as follows:

                                                             Years Ended December 31,
                                                        -----------------------------------
                                                           2018        2017        2016
                                                        ----------- ----------- -----------
                                                                  (In thousands)
Premiums
Reinsurance ceded...................................... $  (37,227) $  (51,944) $  (44,259)
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $   (3,676) $   (3,680) $   (3,645)
Other revenues
Reinsurance ceded...................................... $  (71,706) $  (59,272) $    16,701
Policyholder benefits and claims
Reinsurance ceded...................................... $  (89,445) $  (99,990) $  (71,948)

   Information regarding the significant effects of ceded related party reinsurance included on the balance sheets was as follows at:

                                                                 December 31,
                                                             ---------------------
                                                                2018       2017
                                                             ---------- ----------
                                                                (In thousands)
Assets
Premiums, reinsurance and other receivables................. $  534,487 $  533,388
Liabilities
Other liabilities........................................... $  429,656 $  448,210

   The Company cedes risks to Brighthouse Life Insurance Company related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $298.1 million and $307.7 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($11.5) million, ($73.6) million and $24.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   The Company previously ceded 100% of certain variable annuities including guaranteed minimum benefit on a modified coinsurance basis to MLIC. In January 2017, the Company executed a novation and reassigned this reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer. These transactions were treated as a termination of the existing reinsurance agreement with recognition of a loss and a new reinsurance agreement with no recognition of a gain or loss. These transactions resulted in an increase in other liabilities of $129.8 million. The Company recognized a loss of $84.4 million, net of income tax, as a result of these transactions. Certain contractual features of this agreement qualify as embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $0, ($125.1) million and $46.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)


   In May 2017, the Company recaptured from MLIC risks related to multiple life products under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $25.6 million and a decrease in premiums, reinsurance and other receivables of $22.4 million. The Company recognized a gain of $2.1 million, net of income tax, as a result of this reinsurance termination. Concurrent with the recapture from MLIC, the Company executed a reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer to cede on a yearly renewable term basis risks related to multiple life products. The transaction resulted in an increase in premiums, reinsurance and other receivables of $24.7 million, an increase in other liabilities of $22.7 million, a decrease in premiums of $22.7 million and a reduction in policyholder benefits and claims of $24.7 million. The Company recognized a gain of $1.3 million, net of income tax, as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27.2 million, a decrease in premiums, reinsurance and other receivables of $93.7 million and a decrease in other liabilities of $158.1 million. The Company recognized a gain of $24.2 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933.4 million and an increase in DAC of $22.9 million, offset by a decrease in premiums, reinsurance and other receivables of $922.6 million. The Company recognized a gain of $21.9 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $0 and $92.6 million of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $4.1 million and $19.6 million at December 31, 2018 and 2017, respectively. There were no deposit liabilities on related party reinsurance at both December 31, 2018 and 2017.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                              December 31, 2018                                December 31, 2017
                               ------------------------------------------------ ------------------------------------------------
                                               Gross Unrealized                                Gross Unrealized
                                           ------------------------- Estimated             -------------------------  Estimated
                                Amortized           Temporary  OTTI    Fair     Amortized           Temporary  OTTI     Fair
                                  Cost      Gains    Losses   Losses   Value      Cost      Gains    Losses   Losses    Value
                               ----------- -------- --------- ------ ---------- ---------- -------- --------- ------ -----------
                                                                        (In thousands)
Fixed maturity securities: (1)
U.S. corporate................ $   890,676 $  5,402  $ 23,034   $ -- $  873,044 $  770,385 $ 29,246   $ 2,007   $ -- $   797,624
U.S. government and agency....     511,255    9,961    13,697     --    507,519    535,757   17,023     5,717     --     547,063
Foreign corporate.............     368,149    1,473    17,258     --    352,364    304,650    8,168     3,704     --     309,114
CMBS..........................     325,491    1,481     4,121     --    322,851    197,931    3,533     1,043     --     200,421
RMBS..........................     200,827    4,643     2,882     --    202,588    217,857    5,626     1,703     --     221,780
ABS...........................      79,806      158     1,133     --     78,831     58,665      305        98     --      58,872
State and political
 subdivision..................      66,131    4,777     1,083     --     69,825     64,056    6,596       366     --      70,286
Foreign government............      27,466      140       995     --     26,611     15,833      597        27     --      16,403
                               ----------- -------- --------- ------ ---------- ---------- -------- --------- ------ -----------
 Total fixed maturity
   securities................. $ 2,469,801 $ 28,035  $ 64,203   $ -- $2,433,633 $2,165,134 $ 71,094   $14,665   $ -- $ 2,221,563
                               =========== ======== ========= ====== ========== ========== ======== ========= ====== ===========

-------------

(1) Redeemable preferred stock is reported within foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

     The Company did not hold non-income producing fixed maturity securities at both December 31, 2018 and 2017.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                  Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten  Structured    Maturity
                               Year or Less  Five Years       Years          Years      Securities   Securities
                               ------------ ------------- -------------- ------------- ------------ --------------
                                                                 (In thousands)
Amortized cost................  $    58,861  $    340,282   $    863,117  $    601,417 $    606,124 $    2,469,801
Estimated fair value..........  $    59,323  $    335,699   $    840,602  $    593,739 $    604,270 $    2,433,633

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                             December 31, 2018                            December 31, 2017
                               --------------------------------------------- --------------------------------------------
                                                       Equal to or Greater                           Equal to or Greater
                                Less than 12 Months       than 12 Months      Less than 12 Months      than 12 Months
                               ---------------------- ---------------------- ---------------------- ---------------------
                               Estimated     Gross     Estimated    Gross     Estimated    Gross     Estimated   Gross
                                 Fair      Unrealized    Fair     Unrealized    Fair     Unrealized    Fair    Unrealized
                                 Value      Losses      Value      Losses      Value      Losses      Value      Losses
                               ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------
                                                                 (Dollars in thousands)
Fixed maturity securities
U.S. corporate................ $  483,424     $15,849 $  131,812     $ 7,185 $  118,514      $  898 $   46,372   $  1,109
U.S. government and agency....    102,447       1,925    296,265      11,772    248,434       2,895    107,253      2,822
Foreign corporate.............    194,924      10,156     72,803       7,102     88,724       1,540     29,552      2,164
CMBS..........................    119,412       1,909     44,775       2,212     18,430         176     27,958        867
RMBS..........................     57,510       1,746     28,573       1,136     24,060         162     38,454      1,541
ABS...........................     51,028         985     11,699         148      7,361          23      8,076         75
State and political
 subdivision..................     18,260         744     13,999         339      9,232         110      8,111        256
Foreign government............      7,435         716      6,782         279      4,484          27         --         --
                               ---------- ----------- ---------- ----------- ---------- ----------- ---------- ----------
 Total fixed maturity
   securities................. $1,034,440     $34,030 $  606,708     $30,173 $  519,239      $5,831 $  265,776   $  8,834
                               ========== =========== ========== =========== ========== =========== ========== ==========
Total number of securities in
 an unrealized loss position..        364                    146                    131                     58
                               ==========             ==========             ==========             ==========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $49.5 million during the year ended December 31, 2018 to $64.2 million. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $1.0 million of the total $64.2 million of gross unrealized losses was from one fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                    December 31,
                                   ----------------------------------------------
                                            2018                    2017
                                   ----------------------  ----------------------
                                     Carrying      % of      Carrying      % of
                                      Value        Total      Value        Total
                                   ------------  --------  ------------  --------
                                               (Dollars in thousands)
Mortgage loans:
  Commercial...................... $    310,681      69.3% $    276,626      70.0%
  Agricultural....................      139,361      31.1       119,984      30.4
                                   ------------  --------  ------------  --------
    Subtotal......................      450,042     100.4       396,610     100.4
  Valuation allowances (1)........       (1,937)     (0.4)       (1,747)     (0.4)
                                   ------------  --------  ------------  --------
     Total mortgage loans, net.... $    448,105     100.0% $    394,863     100.0%
                                   ============  ========  ============  ========

-------------

(1) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial and agricultural mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

       The credit quality of commercial mortgage loans was as follows at:

                                            Recorded Investment
                       ------------------------------------------------------------
                            Debt Service Coverage Ratios
                       --------------------------------------                % of
                         > 1.20x    1.00x - 1.20x   < 1.00x      Total       Total
                       ------------ ------------- ----------- ------------ --------
                                          (Dollars in thousands)
December 31, 2018
Loan-to-value ratios:
Less than 65%......... $    273,681    $    5,000 $    13,447 $    292,128     94.0%
65% to 75%............       14,257            --          --       14,257      4.6
76% to 80%............        4,296            --          --        4,296      1.4
                       ------------ ------------- ----------- ------------ --------
  Total............... $    292,234    $    5,000 $    13,447 $    310,681    100.0%
                       ============ ============= =========== ============ ========
December 31, 2017
Loan-to-value ratios:
Less than 65%......... $    243,217    $   17,425 $        -- $    260,642     94.2%
65% to 75%............       12,957            --          --       12,957      4.7
76% to 80%............        3,027            --          --        3,027      1.1
                       ------------ ------------- ----------- ------------ --------
  Total............... $    259,201    $   17,425 $        -- $    276,626    100.0%
                       ============ ============= =========== ============ ========

  Credit Quality of Agricultural Mortgage Loans

       The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                             --------------------------------------------
                                      2018                   2017
                             ---------------------  ---------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------ --------  ------------ --------
                                        (Dollars in thousands)
      Loan-to-value ratios:
      Less than 65%......... $    133,884     96.1% $    119,077     99.2%
      65% to 75%............        5,477      3.9           907      0.8
                             ------------ --------  ------------ --------
        Total............... $    139,361    100.0% $    119,984    100.0%
                             ============ ========  ============ ========

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at both December 31, 2018 and 2017. During the years ended December 31, 2018 and 2017, the Company did not have any mortgage loans modified in a troubled debt restructuring.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $89.9 million and $60.7 million at December 31, 2018 and 2017, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                              Years Ended December 31,
                                                        ------------------------------------
                                                            2018         2017        2016
                                                        ------------- ----------- ----------
                                                                   (In thousands)
Fixed maturity securities.............................. $    (36,166) $    56,432 $    7,862
Derivatives............................................         5,791         471      4,718
                                                        ------------- ----------- ----------
 Subtotal..............................................      (30,375)      56,903     12,580
                                                        ------------- ----------- ----------
Amounts allocated from:
 DAC and DSI...........................................        11,299    (19,400)    (5,800)
Deferred income tax benefit (expense)..................         4,005     (7,875)    (2,373)
                                                        ------------- ----------- ----------
Net unrealized investment gains (losses)............... $    (15,071) $    29,628 $    4,407
                                                        ============= =========== ==========

   The changes in net unrealized investment gains (losses) were as follows:

                                                              Years Ended December 31,
                                                        -----------------------------------
                                                            2018        2017        2016
                                                        -----------  ----------  ----------
                                                                   (In thousands)
Balance at January 1,.................................. $    29,628  $    4,407  $    5,406
Unrealized investment gains (losses) during the year...     (87,278)     44,323       3,363
Unrealized investment gains (losses) relating to:
 DAC and DSI...........................................      30,699     (13,600)     (4,900)
 Deferred income tax benefit (expense).................      11,880      (5,502)        538
                                                        -----------  ----------  ----------
Balance at December 31,................................ $   (15,071) $   29,628  $    4,407
                                                        ===========  ==========  ==========
 Change in net unrealized investment gains (losses).... $   (44,699) $   25,221  $     (999)
                                                        ===========  ==========  ==========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value at:

                                                             December 31,
                                                         ---------------------
                                                            2018       2017
                                                         ---------- ----------
                                                            (In thousands)
 Invested assets on deposit (regulatory deposits)....... $    1,482 $    1,549
 Invested assets pledged as collateral (1)..............        158        707
                                                         ---------- ----------
 Total invested assets on deposit and pledged as
  collateral............................................ $    1,640 $    2,256
                                                         ========== ==========

-------------

(1) The Company has pledged invested assets in connection with derivative transactions (see Note 7).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

                                                                                December 31,
                                                             ---------------------------------------------------
                                                                       2018                      2017
                                                             ------------------------- -------------------------
                                                                            Maximum                   Maximum
                                                               Carrying     Exposure     Carrying     Exposure
                                                                Amount      to Loss       Amount      to Loss
                                                             ------------ ------------ ------------ ------------
                                                                               (In thousands)
Fixed maturity securities................................... $    409,699 $    409,699 $    437,800 $    437,800

Net Investment Income

   The components of net investment income were as follows:

                                                                   Years Ended December 31,
                                                             ------------------------------------
                                                                 2018        2017        2016
                                                             ------------ ----------- -----------
                                                                        (In thousands)
Investment income:
Fixed maturity securities................................... $     85,966 $    71,779 $    50,386
Mortgage loans..............................................       17,201      16,665       8,734
Cash, cash equivalents and short-term investments...........        1,309         261         102
Other.......................................................          824         778         516
                                                             ------------ ----------- -----------
 Subtotal...................................................      105,300      89,483      59,738
Less: Investment expenses...................................        5,509       3,156       1,958
                                                             ------------ ----------- -----------
 Net investment income...................................... $     99,791 $    86,327 $    57,780
                                                             ============ =========== ===========

   See "-- Related Party Investment Transactions" for discussion of related party investment expenses.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         ----------------------------
                                                                             2018      2017      2016
                                                                         --------  --------  --------
                                                                                (In thousands)
Total gains (losses) on fixed maturity securities:
OTTI losses on fixed maturity securities recognized in earnings.........  $    --   $    --   $  (870)
Fixed maturity securities -- net gains (losses) on sales and disposals..   (5,407)   (1,749)   (1,884)
                                                                         --------  --------  --------
 Total gains (losses) on fixed maturity securities......................   (5,407)   (1,749)   (2,754)
                                                                         --------  --------  --------
Equity securities -- Mark to market and net gains (losses) on sales and
 disposals..............................................................       --        --         6
Mortgage loans..........................................................     (234)      (42)   (1,129)
Other...................................................................   (1,553)      613       140
                                                                         --------  --------  --------
 Total net investment gains (losses)....................................  $(7,194)  $(1,178)  $(3,737)
                                                                         ========  ========  ========

      Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($9) thousand, $467 thousand and ($54) thousand for the years ended December 31, 2018, 2017 and 2016, respectively.

   Sales or Disposals and Impairments of Fixed Maturity Securities

      Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                               Fixed Maturity Securities
                                                             ----------------------------
                                                                    (In thousands)
Proceeds.................................................... $274,002  $462,993   $74,657
                                                             ========  ========  ========
Gross investment gains...................................... $  1,160  $  1,879   $ 1,006
Gross investment losses.....................................   (6,567)   (3,628)   (2,890)
OTTI losses.................................................       --        --      (870)
                                                             --------  --------  --------
 Net investment gains (losses).............................. $ (5,407) $ (1,749)  $(2,754)
                                                             ========  ========  ========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. During the years ended December 31, 2018 and 2017, the Company did not transfer any invested assets to former affiliates or receive transfers of invested assets from former affiliates. During the year ended December 31, 2016, the Company transferred invested assets to affiliates with an estimate fair value of $1.5 million and amortized cost of $1.4 million. The net investment gains (losses) recognized on these transfers was $64 thousand.

   In November 2016, the Company received a transfer of investments and cash and cash equivalents totaling $933.4 million for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 5 for additional information related to this transfer.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $2.3 million, $2.8 million and $1.9 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps and option contracts.

  Interest Rate Derivatives

    The Company purchases interest rate caps to protect against rises in long-term interest rates. The Company utilizes interest rate caps in nonqualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

    In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

  Equity Derivatives

    The Company uses equity index call options to reduce exposure to rising equity markets associated with select structured annuity products. The Company utilizes equity index options in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                   December 31,
                                                          ---------------------------------------------------------------
                                                                        2018                            2017
                                                          -------------------------------- ------------------------------
                                                                     Estimated Fair Value           Estimated Fair Value
                                                            Gross    ---------------------  Gross   ---------------------
                                                            Notional                       Notional
                        Primary Underlying Risk Exposure    Amount     Assets  Liabilities   Amount   Assets  Liabilities
                        --------------------------------  ---------- -------- ------------ -------- -------- ------------
                                                                                  (In thousands)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
Foreign currency swaps  Foreign currency exchange rate... $   82,704 $  5,649         $187  $70,307   $1,571       $1,357
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate caps      Interest rate....................    800,000    9,284           --       --       --           --
Foreign currency swaps  Foreign currency exchange rate...     28,133    3,395          144   16,636    2,213          254
Equity index options    Equity market....................  2,154,321   10,389           96       --       --           --
                                                          ---------- -------- ------------ -------- -------- ------------
  Total non-designated or nonqualifying derivatives....    2,982,454   23,068          240   16,636    2,213          254
                                                          ---------- -------- ------------ -------- -------- ------------
    Total............................................     $3,065,158 $ 28,717         $427  $86,943   $3,784       $1,611
                                                          ========== ======== ============ ======== ======== ============

   The Company recognized net investment income from settlement payments related to qualifying hedges of $896 thousand, $604 thousand and $581 thousand for the years ended December 31, 2018, 2017 and 2016, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $374 thousand, $326 thousand and $279 thousand for the years ended December 31, 2018, 2017 and 2016, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                                  Year Ended December 31, 2018
                                                                      ----------------------------------------------------
                                                                            Net
                                                                        Derivative           Net
                                                                           Gains          Derivative
                                                                         (Losses)       Gains (Losses)    Amount of Gains
                                                                      Recognized for    Recognized for   (Losses) deferred
                                                                      Derivatives (1)  Hedged Items (2)       in AOCI
                                                                      ---------------  ----------------  -----------------
                                                                                         (In thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges (3):
  Foreign currency exchange rate derivatives.........................    $         60             $   9            $ 5,380
                                                                      ---------------  ----------------  -----------------
    Total cash flow hedges...........................................              60                 9              5,380
                                                                      ---------------  ----------------  -----------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
  Interest rate derivatives..........................................          (2,265)               --                 --
  Foreign currency exchange rate derivatives.........................           1,279              (253)                --
  Equity derivatives.................................................         (30,755)               --                 --
  Embedded derivatives...............................................          13,265                --                 --
                                                                      ---------------  ----------------  -----------------
    Total nonqualifying hedges.......................................         (18,476)             (253)                --
                                                                      ---------------  ----------------  -----------------
    Total............................................................    $    (18,416)            $(244)           $ 5,380
                                                                      ===============  ================  =================

                                                                                  Year Ended December 31, 2017
                                                                      ----------------------------------------------------
                                                                            Net
                                                                        Derivative           Net
                                                                           Gains          Derivative
                                                                         (Losses)       Gains (Losses)    Amount of Gains
                                                                      Recognized for    Recognized for   (Losses) deferred
                                                                      Derivatives (1)  Hedged Items (2)        in AOCI
                                                                      ---------------  ----------------  -----------------
                                                                                         (In thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges (3):
  Foreign currency exchange rate derivatives.........................    $         (9)            $  --            $(4,257)
                                                                      ---------------  ----------------  -----------------
    Total cash flow hedges...........................................              (9)               --             (4,257)
                                                                      ---------------  ----------------  -----------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
  Foreign currency exchange rate derivatives.........................          (1,609)              373                 --
  Embedded derivatives...............................................        (156,297)               --                 --
                                                                      ---------------  ----------------  -----------------
    Total nonqualifying hedges.......................................        (157,906)              373                 --
                                                                      ---------------  ----------------  -----------------
    Total............................................................    $   (157,915)            $ 373            $(4,257)
                                                                      ===============  ================  =================

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


                                                                                  Year Ended December 31, 2016
                                                                      -----------------------------------------------------
                                                                            Net
                                                                        Derivative           Net
                                                                           Gains         Derivative
                                                                         (Losses)      Gains (Losses)     Amount of Gains
                                                                       Recognized for  Recognized for     (Losses) deferred
                                                                      Derivatives (1)  Hedged Items (2)       in AOCI
                                                                      --------------- -----------------  ------------------
                                                                                         (In thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges (3):
  Foreign currency exchange rate derivatives.........................         $    55             $ (44)             $1,584
                                                                      --------------- -----------------  ------------------
    Total cash flow hedges...........................................              55               (44)              1,584
                                                                      --------------- -----------------  ------------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
  Foreign currency exchange rate derivatives.........................           2,114              (757)                 --
  Embedded derivatives...............................................          66,079                --                  --
                                                                      --------------- -----------------  ------------------
    Total nonqualifying hedges.......................................          68,193              (757)                 --
                                                                      --------------- -----------------  ------------------
    Total............................................................         $68,248             $(801)             $1,584
                                                                      =============== =================  ==================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships and ineffective portion of the gains (losses).

(3) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). At both December 31, 2018 and 2017, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2016, $49 thousand was reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for both the years ended December 31, 2018 and 2017.

   At December 31, 2018 and 2017, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $5.8 million and $471 thousand, respectively.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                 December 31,
                                                                              -------------------------------------------------
                                                                                        2018                      2017
                                                                              ------------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement     Assets    Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  ---------  -------------  --------  -------------
                                                                                                (In thousands)
 Gross estimated fair value of derivatives:
   OTC-bilateral (1)......................................................... $  29,006          $ 411   $ 3,903        $ 1,482
                                                                              ---------  -------------  --------  -------------
     Total gross estimated fair value of derivatives (1).....................    29,006            411     3,903          1,482
 Amounts offset on the balance sheets........................................        --             --        --             --
                                                                              ---------  -------------  --------  -------------
 Estimated fair value of derivatives presented on the balance sheets (1).....    29,006            411     3,903          1,482
 Gross amounts not offset on the balance sheets:
 Gross estimated fair value of derivatives: (2)
   OTC-bilateral.............................................................      (365)          (365)   (1,482)        (1,482)
 Cash collateral: (3)
   OTC-bilateral.............................................................   (23,197)            --    (2,367)            --
 Securities collateral: (4)
   OTC-bilateral.............................................................    (2,212)           (46)       --             --
                                                                              ---------  -------------  --------  -------------
 Net amount after application of master netting agreements and collateral.... $   3,232          $  --   $    54        $    --
                                                                              =========  =============  ========  =============

-------------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $289 thousand and $119 thousand, respectively and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($16) thousand and ($129) thousand, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents, and the obligation to return it is included in payables for collateral transactions on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $384 thousand and $3.0 million, respectively, and did not provide any excess cash collateral, which is not included in the table above due to the foregoing limitation.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $78 thousand and $0, respectively and provided excess securities collateral with an estimated fair value of $112 thousand and $707 thousand, respectively, for its OTC-bilateral derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's Investors Service and Standard & Poor's Global Ratings 500 Index. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   At December 31, 2018 and 2017, the Company held OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements with an estimated fair value of $46 thousand and $0, respectively. At December 31, 2018 and 2017, the Company provided collateral with an estimated fair value of $158 thousand and $0, respectively. The Company's collateral arrangements require both parties to be fully collateralized, as such, the Company would not be required to post additional collateral as a result of a downgrade in its financial strength rating.

Embedded Derivatives

   The Company issues certain insurance products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and fixed annuities with equity-indexed returns.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                 December 31,
                                                                            ----------------------
                                         Balance Sheet Location                  2018        2017
                               -------------------------------------------- ----------  ----------
                                                                                (In thousands)
Embedded derivatives within asset host contracts:
Ceded guaranteed minimum       Premiums, reinsurance and other receivables
 benefits.....................                                              $  298,112  $  307,698
                                                                            ==========  ==========
Embedded derivatives within liability host contracts:
Direct guaranteed minimum      Policyholder account balances
 benefits.....................                                              $  (18,811) $  (51,130)
Fixed annuities with equity    Policyholder account balances
 indexed returns..............                                                   5,617      11,195
                                                                            ----------  ----------
Embedded derivatives within
 liability host contracts.....                                              $  (13,194) $  (39,935)
                                                                            ==========  ==========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                                 ----------------------------
                                                     2018      2017      2016
                                                 -------- ---------  --------
                                                        (In thousands)
   Net derivative gains (losses) (1), (2).......  $13,265 $(156,297)  $66,079

-------------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $1.9 million, $466 thousand and ($57) thousand for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($56.6) million, ($24.7) million and ($19.0) million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 5 for discussion of related party net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                                                December 31, 2018
                                                             ------------------------------------------------------
                                                                     Fair Value Hierarchy
                                                             -----------------------------------    Total Estimated
                                                                 Level 1     Level 2     Level 3     Fair Value
                                                             ----------- ----------- -----------  -----------------
                                                                                 (In thousands)
Assets
Fixed maturity securities:
U.S. corporate..............................................    $     --  $  869,498    $  3,546         $  873,044
U.S. government and agency..................................     389,491     118,028          --            507,519
Foreign corporate...........................................          --     342,600       9,764            352,364
CMBS........................................................          --     318,120       4,731            322,851
RMBS........................................................          --     202,588          --            202,588
ABS.........................................................          --      78,831          --             78,831
State and political subdivision.............................          --      69,825          --             69,825
Foreign government..........................................          --      26,611          --             26,611
                                                             ----------- ----------- -----------  -----------------
   Total fixed maturity securities..........................     389,491   2,026,101      18,041          2,433,633
                                                             ----------- ----------- -----------  -----------------
Derivative assets: (1)
Interest rate...............................................          --       9,284          --              9,284
Foreign currency exchange rate..............................          --       8,572         472              9,044
Equity market...............................................          --      10,389          --             10,389
                                                             ----------- ----------- -----------  -----------------
   Total derivative assets..................................          --      28,245         472             28,717
                                                             ----------- ----------- -----------  -----------------
Embedded derivatives within asset host contracts (2)........          --          --     298,112            298,112
Separate account assets.....................................          --   4,268,423          --          4,268,423
                                                             ----------- ----------- -----------  -----------------
   Total assets.............................................    $389,491  $6,322,769    $316,625         $7,028,885
                                                             =========== =========== ===========  =================
Liabilities
Derivative liabilities: (1)
Foreign currency exchange rate..............................    $     --  $      331    $     --         $      331
Equity market...............................................          --          96          --                 96
                                                             ----------- ----------- -----------  -----------------
   Total derivative liabilities.............................          --         427          --                427
                                                             ----------- ----------- -----------  -----------------
Embedded derivatives within liability host contracts (2)....          --          --     (13,194)           (13,194)
                                                             ----------- ----------- -----------  -----------------
   Total liabilities........................................    $     --  $      427    $(13,194)        $  (12,767)
                                                             =========== =========== ===========  =================

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


                                                                               December 31, 2017
                                                             ----------------------------------------------------
                                                                     Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                  Total Estimated
                                                                 Level 1     Level 2     Level 3      Fair Value
                                                             ----------- ----------- -----------  ---------------
                                                                                (In thousands)
Assets
Fixed maturity securities:
U.S. corporate..............................................    $     --  $  750,891    $ 46,733       $  797,624
U.S. government and agency..................................     420,084     126,979          --          547,063
Foreign corporate...........................................          --     259,897      49,217          309,114
RMBS........................................................          --     207,338      14,442          221,780
CMBS........................................................          --     195,306       5,115          200,421
State and political subdivision.............................          --      70,286          --           70,286
ABS.........................................................          --      58,872          --           58,872
Foreign government..........................................          --      16,403          --           16,403
                                                             ----------- ----------- -----------  ---------------
   Total fixed maturity securities..........................     420,084   1,685,972     115,507        2,221,563
                                                             ----------- ----------- -----------  ---------------
Derivative assets: (1)
Foreign currency exchange rate..............................          --       3,784          --            3,784
Embedded derivatives within asset host contracts (2)........          --          --     307,698          307,698
Separate account assets.....................................          --   5,021,633          --        5,021,633
                                                             ----------- ----------- -----------  ---------------
   Total assets.............................................    $420,084  $6,711,389    $423,205       $7,554,678
                                                             =========== =========== ===========  ===============
Liabilities
Derivative liabilities: (1)
Foreign currency exchange rate..............................    $     --  $    1,611    $     --       $    1,611
Embedded derivatives within liability host contracts (2)....          --          --     (39,935)         (39,935)
                                                             ----------- ----------- -----------  ---------------
   Total liabilities........................................    $     --  $    1,611    $(39,935)      $  (38,324)
                                                             =========== =========== ===========  ===============

--------
(1) Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing", are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


   Derivatives

      The fair values for OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the balance sheets.

      The Company determines the fair value of these embedded derivatives, by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company issues index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

  Transfers between Levels

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                      December 31, 2018  December 31, 2017      Impact of
                                                                      -----------------  -----------------  Increase in Input
                                  Valuation          Significant                                              on Estimated
                                  Techniques     Unobservable Inputs       Range              Range            Fair Value
                               ----------------- -------------------  -----------------  -----------------  -----------------
Embedded derivatives
Direct, assumed and ceded         Option pricing Mortality rates:     0.02%   -    11%   0.02%   -    12%       Decrease (1)
 guaranteed minimum benefits..        techniques
                                                 Lapse rates:         0.25%   -    16%   0.25%   -    16%       Decrease (2)
                                                 Utilization
                                                     rates              0%    -    25%     0%    -    25%       Increase (3)

                                                 Withdrawal rates     0.25%   -    10%   0.25%   -    10%           (4)
                                                 Long-term equity
                                                     volatilities     16.50%  -    22%   17.40%  -    25%       Increase (5)
                                                 Nonperformance
                                                     risk spread      1.91%   -   2.66%  0.64%   -   1.43%      Decrease (6)

--------
(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


(2)Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6)Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                     Fixed Maturity Securities
                                                   -------------------------------
                                                                        Structured      Net Derivatives   Net Embedded
                                                   Corporate (1)      Securities             (8)         Derivatives (2)
                                                   -------------    --------------    -----------------  ---------------
                                                                            (In thousands)
Balance, January 1, 2017..........................      $ 72,291          $ 31,423                 $ --        $ 403,037
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................             3               415                   --         (156,297)
Total realized/unrealized gains (losses) included
 in AOCI..........................................         5,969             1,051                   --               --
Purchases (5).....................................        26,542                --                   --               --
Sales (5).........................................        (2,320)           (8,398)                  --               --
Issuances (5).....................................            --                --                   --               --
Settlements (5)...................................            --                --                   --          100,893
Transfers into Level 3 (6)........................            --                --                   --               --
Transfers out of Level 3 (6)......................        (6,535)           (4,934)                  --               --
                                                   -------------    --------------    -----------------  ---------------
Balance, December 31, 2017........................        95,950            19,557                   --          347,633
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................          (216)              (13)                  --           13,265
Total realized/unrealized gains (losses) included
 in AOCI..........................................          (368)             (142)                 472               --
Purchases (5).....................................            --                --                   --               --
Sales (5).........................................        (4,822)             (229)                  --               --
Issuances (5).....................................            --                --                   --               --
Settlements (5)...................................            --                --                   --          (49,592)
Transfers into Level 3 (6)........................         1,319                --                   --               --
Transfers out of Level 3 (6)......................       (78,553)          (14,442)                  --               --
                                                   -------------    --------------    -----------------  ---------------
Balance, December 31, 2018........................      $ 13,310          $  4,731                 $472        $ 311,306
                                                   =============    ==============    =================  ===============
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016: (7)........................      $    (64)         $    249                 $ --        $  71,709
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2017: (7)........................      $      1          $    441                 $ --        $(141,133)
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2018: (7)........................      $     12          $    (13)                $ --        $ (20,448)
Gains (Losses) Data for the year ended
 December 31, 2016:
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).....................      $     64          $    249                 $ --        $  66,079
Total realized/unrealized gains (losses) included
 in AOCI..........................................      $ (1,769)         $    152                 $ --        $      --

--------
(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivative gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


(6)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

(8)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                        December 31, 2018
                                                   -----------------------------------------------------------
                                                                      Fair Value Hierarchy
                                                                ---------------------------------
                                                                                                     Total
                                                       Carrying                                    Estimated
                                                      Value         Level 1   Level 2     Level 3   Fair Value
                                                   ------------ ----------- --------- ----------- ------------
                                                                         (In thousands)
Assets
Mortgage loans....................................   $  448,105         $--   $    --  $  447,510   $  447,510
Premiums, reinsurance and other receivables.......   $   20,001         $--   $ 2,314  $   15,512   $   17,826
Liabilities
Policyholder account balances.....................   $1,056,419         $--   $    --  $  949,916   $  949,916
Other liabilities.................................   $   10,399         $--   $10,399  $       --   $   10,399

                                                                        December 31, 2017
                                                   -----------------------------------------------------------
                                                                      Fair Value Hierarchy
                                                                ---------------------------------
                                                                                                     Total
                                                     Carrying                                      Estimated
                                                      Value       Level 1    Level 2    Level 3    Fair Value
                                                   ------------ ----------- --------- ----------- ------------
                                                                         (In thousands)
Assets
Mortgage loans....................................   $  394,863         $--   $    --  $  395,894   $  395,894
Premiums, reinsurance and other receivables.......   $   20,489         $--   $   900  $   19,728   $   20,628
Liabilities
Policyholder account balances.....................   $1,154,733         $--   $    --  $1,140,886   $1,140,886

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


9. Equity

Capital Transactions

   In December 2017, the Company received a cash capital contribution of $75 million from Brighthouse Life Insurance Company.

Statutory Equity and Income

   The state of domicile of the Company imposes RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for the Company was in excess of 400% for all periods presented.

   The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NYDFS"). The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements with different presentation and valuing investments and deferred tax assets on different bases.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular Letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of the Company for the years ended December 31, 2018 and 2017 by an amount of $46.7 million and $47.7 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                 Years Ended December 31,
                                                                --------------------------
                  Company                     State of Domicile     2018     2017     2016
--------------------------------------------  ----------------- -------- -------- --------
                                                                      (In thousands)
Brighthouse Life Insurance Company of NY.....          New York  $18,778  $22,166 $(87,290)

   Statutory capital and surplus were as follows at:

                                                           December 31,
                                                         -----------------
                           Company                           2018     2017
      -------------------------------------------------  -------- --------
                                                          (In thousands)
      Brighthouse Life Insurance Company of NY.......... $279,206 $294,298

Dividend Restrictions

   The Company is able to pay $27.7 million of dividends in 2019 to its parent without insurance regulatory approval from the NYDFS. The Company did not pay any dividends in 2018 or 2017 to its parent.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)


   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting the Company, without prior insurance regulatory clearance, to pay stockholder dividends to its parent, in any calendar year based on either of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to its parent, in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under the New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized
                                                              Investment Gains      Unrealized
                                                              (Losses), Net of    Gains (Losses)
                                                             Related Offsets (1)  on Derivatives      Total
                                                             -------------------  --------------  ---------
                                                                             (In thousands)
Balance at December 31, 2015................................            $  3,333         $ 2,073   $  5,406
OCI before reclassifications................................              (5,777)          1,584     (4,193)
Deferred income tax benefit (expense).......................               2,022            (554)     1,468
                                                             -------------------  --------------  ---------
 AOCI before reclassifications, net of income tax...........                (422)          3,103      2,681
Amounts reclassified from AOCI..............................               2,711             (55)     2,656
Deferred income tax benefit (expense).......................                (949)             19       (930)
                                                             -------------------  --------------  ---------
 Amounts reclassified from AOCI, net of income tax..........               1,762             (36)     1,726
                                                             -------------------  --------------  ---------
Balance at December 31, 2016................................               1,340           3,067      4,407
OCI before reclassifications................................              33,257          (4,257)    29,000
Deferred income tax benefit (expense).......................             (11,640)          1,490    (10,150)
                                                             -------------------  --------------  ---------
 AOCI before reclassifications, net of income tax...........              22,957             300     23,257
Amounts reclassified from AOCI..............................               1,714               9      1,723
Deferred income tax benefit (expense) (2)...................               4,652              (4)     4,648
                                                             -------------------  --------------  ---------
 Amounts reclassified from AOCI, net of income tax..........               6,366               5      6,371
                                                             -------------------  --------------  ---------
Balance at December 31, 2017................................              29,323             305     29,628
OCI before reclassifications................................             (67,310)          5,380    (61,930)
Deferred income tax benefit (expense).......................              13,128            (195)    12,933
                                                             -------------------  --------------  ---------
 AOCI before reclassifications, net of income tax...........             (24,859)          5,490    (19,369)
Amounts reclassified from AOCI..............................               5,411             (60)     5,351
Deferred income tax benefit (expense).......................              (1,055)              2     (1,053)
                                                             -------------------  --------------  ---------
 Amounts reclassified from AOCI, net of income tax..........               4,356             (58)     4,298
                                                             -------------------  --------------  ---------
Balance at December 31, 2018................................            $(20,503)        $ 5,432   $(15,071)
                                                             ===================  ==============  =========

--------
(1)See Note 6 for information on offsets to investments related to future policy benefits, DAC and DSI.

(2)Includes the $5.3 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Statements of Operations
AOCI Components                                                Amounts Reclassified from AOCI           Locations
-------------------------------------------------------------  ----------------------------   ------------------------------
                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                   2018       2017      2016
                                                               --------   --------  --------
                                                                      (In thousands)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)......................  $(5,410)   $(1,761)  $(2,745) Net investment gains (losses)
Net unrealized investment gains (losses)......................       --         47        79  Net investment income
Net unrealized investment gains (losses)......................       (1)        --       (45) Net derivative gains (losses)
                                                               --------   --------  --------
 Net unrealized investment gains (losses), before income tax..   (5,411)    (1,714)   (2,711)
Income tax (expense) benefit..................................    1,055     (4,652)      949
                                                               --------   --------  --------
 Net unrealized investment gains (losses), net of income tax..   (4,356)    (6,366)   (1,762)
                                                               --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Foreign currency swaps........................................       60         (9)       55  Net derivative gains (losses)
                                                               --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax........       60         (9)       55
Income tax (expense) benefit..................................       (2)         4       (19)
                                                               --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax........       58         (5)       36
                                                               --------   --------  --------
 Total reclassifications, net of income tax...................  $(4,298)   $(6,371)  $(1,726)
                                                               ========   ========  ========

10. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds, and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $13.5 million, $13.5 million and $12.5 million for the years ended December 31, 2018, 2017 and 2016 respectively, of which all were reported in the Annuities segment.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

10. Other Revenues and Other Expenses (continued)


Other Expenses

   Information on other expenses was as follows:

                                                                                  Years Ended December 31,
                                                                                 --------------------------
                                                                                     2018     2017     2016
                                                                                 -------- -------- --------
                                                                                       (In thousands)
Compensation....................................................................  $13,449  $13,508  $ 8,535
Contracted services and other labor costs.......................................    8,999    5,210    2,011
Transition services agreements..................................................   10,976   11,843       --
Establishment costs.............................................................    5,094       --       --
Premium and other taxes, licenses and fees......................................    3,081    3,795    2,590
Separate account fees...........................................................       --       11      (46)
Volume related costs, excluding compensation, net of DAC capitalization.........   18,723   22,677   23,484
Other...........................................................................    5,728    8,909   20,453
                                                                                 -------- -------- --------
 Total other expenses...........................................................  $66,050  $65,953  $57,027
                                                                                 ======== ======== ========

Capitalization of DAC

   See Note 4 for information on the capitalization of DAC.

Related Party Expenses

   See Note 13 for a discussion of related party expenses included in the table above.

11. Income Tax

   The provision for income tax was as follows:

                                                                                    Years Ended December 31,
                                                                                 -----------------------------
                                                                                     2018       2017      2016
                                                                                 --------  ---------  --------
                                                                                         (In thousands)
Current:
Federal.........................................................................  $(2,171) $  17,352  $(57,108)
Foreign.........................................................................       12         17        --
                                                                                 --------  ---------  --------
 Subtotal.......................................................................   (2,159)    17,369   (57,108)
                                                                                 --------  ---------  --------
Deferred:
Federal.........................................................................    7,236   (118,094)   99,260
                                                                                 --------  ---------  --------
 Provision for income tax expense (benefit).....................................  $ 5,077  $(100,725) $ 42,152
                                                                                 ========  =========  ========

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                      Years Ended December 31,
                                                   -----------------------------
                                                       2018       2017      2016
                                                   --------  ---------  --------
                                                       (Dollars in thousands)
Tax provision at statutory rate...................  $ 9,010  $ (17,129)  $46,397
Tax effect of:
Rate revaluation due to tax reform (1)............       --    (77,308)       --
Dividend received deduction.......................   (1,689)    (5,159)   (4,732)
Prior year tax....................................   (1,062)      (493)    1,282
Tax credits.......................................     (953)      (636)     (797)
Other, net........................................     (229)        --         2
                                                   --------  ---------  --------
 Provision for income tax expense (benefit).......  $ 5,077  $(100,725)  $42,152
                                                   ========  =========  ========
 Effective tax rate...............................       12%       206%       32%
                                                   ========  =========  ========

--------
(1)For the year ended December 31, 2017, the Company recognized a $77.3 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                       --------------------
                                                            2018       2017
                                                       ---------  ---------
                                                          (In thousands)
    Deferred income tax assets:
    Tax credit carryforwards.......................... $   2,068  $   3,463
    Net operating loss carryforwards..................     2,552      3,661
    Net unrealized investment losses..................     4,006         --
    Investments, including derivatives................     3,015         --
    Other.............................................        33      2,973
                                                       ---------  ---------
     Total deferred income tax assets.................    11,674     10,097
                                                       ---------  ---------
    Deferred income tax liabilities:
    Investments, including derivatives................        --        958
    Policyholder liabilities and receivables..........    93,702     94,717
    Intangibles.......................................     1,141      1,384
    Net unrealized investment gains...................        --      7,875
    DAC...............................................    24,684     17,661
                                                       ---------  ---------
     Total deferred income tax liabilities............   119,527    122,595
                                                       ---------  ---------
     Net deferred income tax asset (liability)........ $(107,853) $(112,498)
                                                       =========  =========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $12.2 million and the Company had recorded a related deferred tax asset of $2.6 million which expires in year 2032.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


   The following table sets forth the foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                    Foreign Tax Credits
                                                      Carryforwards
                                                  ---------------------
                                                     (In thousands)
         Expiration
         2019-2023...............................                $1,000
         2024-2028...............................                 1,068
         2029-2033...............................                    --
         2034-2038...............................                    --
         Indefinite..............................                    --
                                                  ---------------------
                                                                 $2,068
                                                  =====================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                    (In thousands)
Balance at January 1,.......................................     $976    $1,204    $  983
Additions for tax positions of prior years..................       --        49       300
Reductions for tax positions of prior years.................      (27)      (62)      (23)
Additions for tax positions of current year.................       --       169       300
Reductions for tax positions of current year................       --      (318)       --
Settlements with tax authorities............................       --       (66)     (356)
                                                             --------  --------  --------
Balance at December 31,.....................................     $949    $  976    $1,204
                                                             ========  ========  ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................     $949    $  976    $1,130
                                                             ========  ========  ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company was included in a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including the Company and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$55.6 million to the Company under the Tax Separation Agreement. At
December 31, 2017, the current income tax recoverable included $958 thousand related to this agreement. In November 2018, MetLife paid $1.7 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $3.2 million payable to MetLife related to this agreement.

12. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

      The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $7.6 million and $355 thousand at December 31, 2018 and 2017, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

12. Contingencies, Commitments and Guarantees (continued)


  Commitments to Fund Private Corporate Bond Investments

      The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $11.4 million and $11.6 million at December 31, 2018 and 2017, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2018 and 2017.

13. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance and investment transactions, see Notes 5 and 6 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

   Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $43.9 million, $38.0 million and $19.9 million for the years ended December 31, 2018, 2017 and 2016, respectively, and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $12.4 million, $12.7 million and $13.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $622 thousand and $8.6 million at December 31, 2018 and 2017, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions (continued)


   Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $2.8 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $12.3 million, $12.4 million and $10.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $57.9 million, $39.3 million and $32.2 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $951 thousand and $1.1 million at December 31, 2018 and 2017, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                            Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                (In thousands)

                                                                                            Amount at
                                                                          Estimated Fair   Which Shown on
                                                     Amortized Cost (1)      Value        Balance Sheet
Types of Investments                               -------------------- ---------------- ----------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities.........           $  511,255       $  507,519       $  507,519
    Public utilities..............................               58,693           57,947           57,947
    State and political subdivision securities....               66,131           69,825           69,825
    Foreign government securities.................               27,466           26,611           26,611
    All other corporate bonds.....................            1,199,535        1,166,941        1,166,941
                                                   -------------------- ---------------- ----------------
     Total bonds..................................            1,863,080        1,828,843        1,828,843
    Mortgage-backed and asset-backed securities...              606,124          604,270          604,270
    Redeemable preferred stock....................                  597              520              520
                                                   -------------------- ---------------- ----------------
       Total fixed maturity securities............            2,469,801        2,433,633        2,433,633
                                                   -------------------- ---------------- ----------------
Mortgage loans....................................              448,105                           448,105
Other invested assets.............................               35,815                            35,815
                                                   --------------------                  ----------------
       Total investments..........................           $2,953,721                        $2,917,553
                                                   ====================                  ================

--------
(1)Amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

                      Supplementary Insurance Information
                          December 31, 2018 and 2017

                                (In thousands)

                                                     Future Policy
                                           DAC      Benefits and Other   Policyholder
                                           and       Policy-Related       Account          Unearned        Unearned
Segment                                    VOBA         Balances          Balances     Premiums (1), (2)   Revenue (1)
-------                                  -------- -------------------- -------------- ------------------ -------------
2018
Annuities............................... $163,301             $376,854     $1,674,013             $   --        $2,227
Life....................................   22,098              341,313         18,485              1,070            --
Corporate & Other.......................      187                9,720             --                 16            --
                                         -------- -------------------- -------------- ------------------ -------------
 Total.................................. $185,586             $727,887     $1,692,498             $1,086        $2,227
                                         ======== ==================== ============== ================== =============
2017
Annuities............................... $107,760             $350,512     $1,324,527             $   --        $2,347
Life....................................   23,101              327,281         18,803              1,033            --
Corporate & Other.......................      198                8,986             --                 17            --
                                         -------- -------------------- -------------- ------------------ -------------
 Total.................................. $131,059             $686,779     $1,343,330             $1,050        $2,347
                                         ======== ==================== ============== ================== =============

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

                Supplementary Insurance Information (continued)
                       December 31, 2018, 2017 and 2016

                                (In thousands)

                                                                         Policyholder Benefits
                                            Premiums and                    and Claims and
                                           Universal Life        Net       Interest Credited
                                         and Investment-Type  Investment    to Policyholder    Amortization of    Other
Segment                                  Product Policy Fees Income (1)    Account Balances      DAC and VOBA     Expenses
-------                                  ------------------- ----------- --------------------- ---------------  ----------
2018
Annuities...............................            $111,285     $63,427               $27,311        $ (1,661)    $45,662
Life....................................              25,040      34,594                16,726           2,383      15,519
Corporate & Other.......................               2,593       1,770                 1,303              10       4,869
                                         ------------------- ----------- --------------------- ---------------  ----------
 Total..................................            $138,918     $99,791               $45,340        $    732     $66,050
                                         =================== =========== ===================== ===============  ==========
2017
Annuities...............................            $113,225     $56,936               $15,118        $(42,603)    $48,171
Life....................................              14,425      19,018                18,501           2,585      12,868
Corporate & Other.......................               2,354      10,373                 1,030              21       4,914
                                         ------------------- ----------- --------------------- ---------------  ----------
 Total..................................            $130,004     $86,327               $34,649        $(39,997)    $65,953
                                         =================== =========== ===================== ===============  ==========
2016
Annuities...............................            $122,830     $27,632               $62,676        $ 20,927     $37,537
Life....................................              28,978      17,033                27,122           2,272      16,134
Corporate & Other.......................               1,931      13,115                 2,096              18       3,356
                                         ------------------- ----------- --------------------- ---------------  ----------
 Total..................................            $153,739     $57,780               $91,894        $ 23,217     $57,027
                                         =================== =========== ===================== ===============  ==========

--------
(1)See Note 2 of the Notes to the Financial Statements for the basis of allocation of net investment income.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                                  Reinsurance
                       December 31, 2018, 2017 and 2016

                            (Dollars in thousands)

                                                                                               % Amount
                                          Gross Amount     Ceded     Assumed     Net Amount  Assumed to Net
                                         ------------- ----------- --------- -------------- ---------------
2018
Life insurance in-force.................   $46,722,071 $39,986,974       $--     $6,735,097              --%
                                         ============= =========== ========= ==============
Insurance premium
Life insurance (1)......................   $    90,979 $    53,951       $--     $   37,028              --%
Accident & health insurance.............            --          --        --             --              --%
                                         ------------- ----------- --------- --------------
 Total insurance premium................   $    90,979 $    53,951       $--     $   37,028              --%
                                         ============= =========== ========= ==============
2017
Life insurance in-force.................   $48,509,917 $41,167,006       $--     $7,342,911              --%
                                         ============= =========== ========= ==============
Insurance premium
Life insurance (1)......................   $    93,196 $    66,928       $--     $   26,268              --%
Accident & health insurance.............            --          --        --             --              --%
                                         ------------- ----------- --------- --------------
 Total insurance premium................   $    93,196 $    66,928       $--     $   26,268              --%
                                         ============= =========== ========= ==============
2016
Life insurance in-force.................   $50,748,993 $43,894,276       $--     $6,854,717              --%
                                         ============= =========== ========= ==============
Insurance premium
Life insurance (1)......................   $   109,733 $    58,994       $--     $   50,739              --%
Accident & health insurance.............            --          --        --             --              --%
                                         ------------- ----------- --------- --------------
 Total insurance premium................   $   109,733 $    58,994       $--     $   50,739              --%
                                         ============= =========== ========= ==============

--------
(1)Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded included related party transactions for life insurance in-force of $29.8 billion, and life insurance premiums of $37.2 million. For the year ended December 31, 2017, reinsurance ceded included related party transactions for life insurance in-force of $30.6 billion, and life insurance premiums of $51.9 million. For the year ended December 31, 2016, reinsurance ceded included related party transactions for life insurance in-force of $32.5 billion, and life insurance premiums of $44.2 million.

                                     PART C


                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

     1. Report of Independent Registered Public Accounting Firm.



     2. Statements of Assets and Liabilities as of December 31, 2018.


     3. Statements of Operations for the year ended December 31, 2018.


     4. Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017.



     5. Notes to the Financial Statements.


The following financial statements and financial statement schedules of the Company are included in Part B hereof:

     1. Report of Independent Registered Public Accounting Firm.



     2. Balance Sheets as of December 31, 2018 and 2017.


     3. Statements of Operations for the years ended December 31, 2018, 2017 and 2016.


     4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016.


     5. Statements of Stockholder's Equity for the years ended December 31, 2018, 2017 and 2016.


     6. Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.



     7. Notes to the Financial Statements.


     8. Financial Statement Schedules.



b. Exhibits


1. (i) Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)


   (ii) Certificate of Assistant Secretary of the Resolutions of Board of Directors of the Company authorizing the name change of the Separate Account (effective August 24, 2016) (29)


2.             Not Applicable.


3. (i) Principal Underwriter's and Selling Agreement (effective January 1, 2001)(5)


   (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (5)


   (iii)       Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (7)


   (iv)        Form of Retail Sales Agreement (2-10) and Schedule of
               Differences (10)


   (v) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (20)


   (vi) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017) (28)


   (vii)       Form of Brighthouse Securities, LLC Sales Agreement (29)


4. (i) Form of Variable Annuity Contract 6010(02/02) and Form of Contract Cover 6010 (03/07)(9)


   (ii)        Fixed Account Rider (3)


   (iii)       Death Benefit Rider - (Annual Step-Up). (3)


   (iv) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)

   (v)         Waiver of Withdrawal Charge for Terminal Illness Rider (3)


   (vi)        Unisex Annuity Rates Rider (3)


   (vii) Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company; formerly First COVA Life Insurance Company) (2)


   (viii)      Individual Retirement Annuity Endorsement. 6023.1 (9/02) (5)


   (ix)        Tax Sheltered Annuity Endorsement 6026.1 (9/02) (5)


   (x)         Roth Individual Retirement Annuity Endorsement 6024.1 (9/02)
               (5)


   (xi)        401 (a)/403 (a) Plan Endorsement 6025.1 (9/02) (5)


   (xii)       Simple Individual Retirement Annuity Endorsement 6276 (9/02)
               (5)


   (xiii) Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (6)


   (xiv)       Death Benefit Rider - (Principal Protection) 6015 (02/02). (7)


   (xv) Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (GMIB) (11)


   (xvi)       Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08)
               (12)


   (xvii) Form of Contract Schedule for the Variable Annuity Contract FMLI 6028-5 (9/10)-SL (Class S-L Share Option) (13)


   (xviii) Form of Contract Schedule for the Variable Annuity Contract FMLI 6028-5 (9/10)-SVA (Class S) (13)


   (xix)       Form of 401 (a)/403 (a) Plan Endorsement 401-3 (5/11) (16)


   (xx)        Form of Guaranteed Withdrawal Benefit Rider FMLI 690-5 (GWBv1)
               (4-13) (20)


   (xxi) Form of Guaranteed Withdrawal Benefit Rider - Withdrawal Rate Enhancement FMLI-NHR (GWBv1) (4-13) (20)


   (xxii) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (GWBv1) (4-13) (20)


   (xxiii) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13)-SVA (21)


   (xxiv) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13)-SL (21)


   (xxv) Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-4-GLWB-1 (02/15) (24)


   (xxvi) Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider 1-4-CGLWB-1-NY (02/15) (24)


   (xxvii) Brighthouse Life Insurance Company of NY Name Change Endorsement (effective March 6, 2017) 5-E133-16-NY (28)


   (xxv) Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-GLWB-1 (06/17) (29)


   (xxvi) Form of Guaranteed Withdrawal Benefit Rider Schedule (FlexChoice Access Level) 7-CGLWB-1 (06/17) (29)


   xxvii) Form of Guaranteed Withdrawal Benefit Rider Schedule (FlexChoice Access Expedite) 7-CGLWB-1 (06/17) (29)


5. (i)         Form of Variable Annuity Application 6406 (6/11) APPSNY Sep 2011
               (14)


   (ii)        Form of Variable Annuity Application 6406 (6/11) APPSNY Jan
               2012 (15)


   (iii)       Form of Variable Annuity Application 6406 (4/12) APPSNY Aug
               2012 (18)


   (iv)        Form of Variable Annuity Application 6406 (9/12) APPSNY Nov
               2012 (19)


   (v)         Form of Variable Annuity Application 6406 (3/13) APPSNY Apr
               2013 (21)


   (vi)        Form of Variable Annuity Application 6406 (05/15) APPSNY May
               2016 (25)



   (vii) Form of Variable Annuity Application VA-APP-NY (11/17) S-NY-B (02/18) Fs (26)

6. (i)         Copy of Articles of Incorporation of the Company (2)


   (ii)        Copy of Amended and Restated Bylaws of the Company (4)


   (iii)       Copy of Amended Charter of the Company (27)


   (iv)        Copy of Amended and Restated By-Laws of the Company (27)


7. (i) Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (dated November 1, 2014) (23)


   (ii) Assignment and Novation Agreement for Reinsurance Agreement between First MetLife Investors Insurance Company, Metropolitan Life Insurance Company and MetLife Insurance Company USA (Treaty ID Number NYC1003153.T01.27259) (30)


8. (i) (a)     Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (3)


   (b) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated May 1, 2009) (17)


   (c) Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (17)


   (d) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (28)


   (ii) (a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31, 2007) (8)


   (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010) (17)


   (c) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (28)


9.             Opinion of Counsel (25)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Conor E. Murphy, Kimberly A. Berwanger, Norse N. Blazzard, David Chamberlin, Richard A. Hemmings, Richard C. Pearson, Mayer Naiman, Gianna H. Figaro-Sterling and Lynn A. Dumais (Filed herewith.)

------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

(3) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on July 19, 2002.

(4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (file Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.


(9) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-152450 and 811-08306) as electronically filed on July 22, 2008.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.


(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.


(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.


(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-137370 and 811-08306) as electronically filed on April 15, 2011.


(14) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on September 2, 2011.


(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on December 12, 2011.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(17) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on June 1, 2012.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on October 4, 2012.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.

(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176679 and 811-08306) as electronically filed on April 17, 2013.

(22)  [reserved]

(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2015.

(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on June 3, 2015.

(25) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209059 and 811-08306) as electronically filed on April 25, 2016.

(26) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209059 and 811-08306) as electronically filed on December 14, 2017.

(27) incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File Nos. 000-55705) as electronically filed on December 23, 2016.

(28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.

(29) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.

(30) incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on April 18, 2018.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------




Conor E. Murphy                      Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277




Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277



Norse N. Blazzard       Director
285 Madison Avenue
New York, NY 10017

David W. Chamberlin       Director and Vice President
18205 Crane Nest Drive
Tampa, FL 33647




Richard A. Hemmings     Director
285 Madison Avenue
New York, NY 10017



Richard C. Pearson      Director
285 Madison Avenue
New York, NY 10017



Mayer Naiman            Director
285 Madison Avenue
New York, NY 10017




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kumar Das Gupta                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Nancy Davenport                     Vice President
11225 North Community House Road
Charlotte, NC 28277




Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Gianna Figaro-Sterling              Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277

James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277



Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                 Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960



Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277



Christine DeBiase                   Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277



Lynn Dumais                         Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




Antoine Walthour                    Vice President
11225 North Community House Road
Charlotte, NC 28277




Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277



James Wiviott             Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960

Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Information Security Officer
11225 North Community House Road
Charlotte, NC 28277




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277




Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company of NY ("BLNY" or the "Company") under New York state insurance law. BLNY is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.



    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018


The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.



That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)

         a.            Brighthouse Reinsurance Company of Delaware (DE)
         b.            Brighthouse Life Insurance Company of NY (NY)
         c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
         d.            Brighthouse Renewables Holdings, LLC (DE)
              (i.)         Greater Sandhill I, LLC (DE)
         e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
              (i.)         1075 Peachtree LLC (DE)
         f.            Brighthouse Assignment Company (CT)
         g.            ML 1065 Hotel, LLC (DE)
         h.            TIC European Real Estate LP, LLC (DE)
         i.            Euro TL Investments LLC (DE)
         j.            TLA Holdings LLC (DE)
              (i.)         The Prospect Company (DE)
         k.            Euro T1 Investments LLC (DE)
         l.            TLA Holdings II LLC (DE)
    3.   Brighthouse Securities, LLC (DE)
    4.   Brighthouse Services, LLC (DE)
    5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 20,061 owners of qualified contracts and 11,478 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):



Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277






Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960





James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                                            (2)
                                     NET UNDERWRITING        (3)            (4)           (5)
                (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
   NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC........$51,344,997        $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Omitted.


ITEM 31. MANAGEMENT SERVICES

Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLNY to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts issued by BLNY for the period ended December 31, 2018 was $893,031.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS


Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 17th day of April, 2019.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
   By:   /s/ Gregory E. Illson
         -----------------------------------------
         Gregory E. Illson
         Vice President



   BRIGHTHOUSE LIFE INSURANCE
   COMPANY OF NY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 17, 2019.


/s/ Conor E. Murphy*                 Chairman of the Board, President, Chief Executive Officer
-------------------------------      and a Director
Conor E. Murphy

/s/ Kimberly A. Berwanger*           Director and Vice President
-------------------------------
Kimberly A. Berwanger

/s/ Norse N. Blazzard*               Director
-------------------------------
Norse N. Blazzard

/s/ David W. Chamberlin*             Director and Vice President
-------------------------------
David W. Chamberlin

/s/ Lynn A. Dumais*                  Vice President and Chief Financial Officer
-------------------------------
Lynn A. Dumais

/s/ Richard A. Hemmings*             Director
-------------------------------
Richard A. Hemmings

/s/ Richard C. Pearson*              Director
-------------------------------
Richard C. Pearson

/s/ Mayer Naiman*                    Director
-------------------------------
Mayer Naiman

/s/ Gianna H. Figaro-Sterling*       Vice President and Controller
-------------------------------
Gianna H. Figaro Sterling

By: /s/ Michele H. Abate
------------------------------------

Michele H. Abate, Attorney-In-Fact
April 17, 2019

* Brighthouse Life Insurance Company of NY. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney